                                                    REGISTRATION NO. 333-220168
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                       POST-EFFECTIVE AMENDMENT NO. 4              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 93                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 4 ("PEA") to the Form N-4 Registration Statement No. 333-220168 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series 17
Series E

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) 17 SERIES E?


The Retirement Cornerstone(R) Series 17 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This Prospectus only describes one such series of the Retirement Cornerstone(R) Series 17, which is Retirement Cornerstone(R) Series E ("Retirement Cornerstone(R) Series E" or "Series E"). The contract provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection as well. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging ("Special DCA program").


The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which certain existing variable annuity contracts issued by AXA Equitable ("Prior Contracts") may be exchanged for this contract. Only permitted exchanges, rollovers or transfers from Prior Contracts are allowed as contributions. No other source of contribution is permitted. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix IX -- "Exchange program" later in this Prospectus. In order to purchase this contract you must elect one or more of the Guaranteed benefits described in this Prospectus. See "Retirement Cornerstone(R) Series E at a glance -- key features" later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).


The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"); (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; (iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2019 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               (RC 17 Series E)

                                                                        #646082

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST


.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Small Cap Value

.. EQ/Moderate Allocation/(2)/

 EQ ADVISORS TRUST
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Low Volatility Global Equity/(3)/
.. 1290 VT Micro Cap/(3)/
.. 1290 VT Moderate Growth Allocation/(1)/
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 1290 VT Small Cap Value/(3)/
.. 1290 VT SmartBeta Equity/(3)/
.. All Asset Growth-Alt 20
.. EQ/AB Dynamic Aggressive Growth/(1)(2)/
.. EQ/AB Dynamic Growth/(1)(2)/
.. EQ/AB Dynamic Moderate Growth/(1)(2)/
.. EQ/AB Small Cap Growth/(2)/
.. EQ/Aggressive Growth Strategy/(1)(2)/
.. EQ/American Century Mid Cap Value
.. EQ/American Century Moderate Growth Allocation/(1)/
.. EQ/AXA Investment Managers Moderate Allocation/(1)/
.. EQ/Balanced Strategy/(1)(2)/
.. EQ/BlackRock Basic Value Equity
.. EQ/ClearBridge Large Cap Growth/(2)(3)/
.. EQ/ClearBridge Select Equity Managed Volatility/(3)/
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(1)(2)/
.. EQ/Conservative Strategy/(1)(2)/
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/First Trust Moderate Growth Allocation/(1)/
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Strategic Income
.. EQ/Goldman Sachs Growth Allocation/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Goldman Sachs Moderate Growth Allocation/(1)/
.. EQ/Growth Strategy/(1)(2)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(2)/
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Invesco Moderate Allocation/(1)/
.. EQ/Invesco Moderate Growth Allocation/(1)/
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(2)/
.. EQ/JPMorgan Growth Allocation/(1)/
.. EQ/JPMorgan Value Opportunities/(3)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(2)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Legg Mason Growth Allocation/(1)/
.. EQ/Legg Mason Moderate Allocation/(1)/
.. EQ/Loomis Sayles Growth/(2)/
.. EQ/MFS International Growth
.. EQ/MFS International Value/(3)/
.. EQ/MFS Technology/(3)/
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(2)/
.. EQ/Moderate Growth Strategy/(1)(2)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology


 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Equity and Income


.. Invesco V.I. High Yield


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B

.. AB VPS International Growth/(4)/


 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund

 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2


.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

.. Franklin Allocation VIP/(2)/

.. Franklin Income VIP


.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP



 HARTFORD HLS FUNDS -- CLASS IC SHARES

.. Hartford Capital Appreciation HLS/(4)/

.. Hartford Growth Opportunities HLS

 IVY VARIABLE INSURANCE PORTFOLIOS

.. Ivy VIP Asset Strategy/(4)/
.. Ivy VIP Global Equity Income/(4) /

.. Ivy VIP High Income

.. Ivy VIP Natural Resources/(4)/
.. Ivy VIP Small Cap Growth/(4)/

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap/ /
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock



 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity
.. Neuberger Berman U.S. Equity Index PutWrite Strategy

 NORTHERN LIGHTS VARIABLE TRUST

.. 7Twelve/TM/ Balanced Portfolio/(4)/


 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy

.. PIMCO Income/(3)/


 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income



 VANECK VIP TRUST -- S CLASS

.. VanEck VIP Global Hard Assets/(4)/

--------------------------------------------------------------------------------
(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.
(3)Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(4)Not all available investment options are available under all contracts. This investment option is only available if you purchased your contract before approximately October 22, 2018.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.


ELECTRONICALLY DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE
30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-789-7771.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------


             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series E at a glance --
               key features                                     11

             ------------------------------------------------------
             FEE TABLE                                          17
             ------------------------------------------------------

             Examples                                           19
             Condensed financial information                    20

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  21
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         21
             Owner and annuitant requirements                   22
             How you can make your contributions                22
             What are your investment options under the
               contract?                                        22
             Portfolios of the Trusts                           25
             Allocating your contributions                      38
             Dollar cost averaging                              39
             Annuity purchase factors                           41
             Guaranteed minimum income benefit                  41
             Death benefit                                      50
             Guaranteed minimum death benefits                  51
             How withdrawals affect your Guaranteed benefits    57
             Dropping or changing your Guaranteed benefits      58
             Guaranteed benefit offers                          59
             Your right to cancel within a certain number of
               days                                             59

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               60
             ------------------------------------------------------
             Your account value and cash value                  60
             Your contract's value in the variable investment
               options                                          60
             Your contract's value in the guaranteed interest
               option                                           60
             Your contract's value in the account for special
               dollar cost averaging                            60
             Effect of your account values falling to zero      60



-------------

"We," "our," "us" and the "Company" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          62
             ------------------------------------------------------
             Transferring your account value                    62
             Disruptive transfer activity                       63
             Rebalancing among your Investment account
               variable investment options and guaranteed
               interest option                                  64
             Rebalancing among your Protected Benefit account
               variable investment options                      64
             Systematic transfer program                        65

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            67
             ------------------------------------------------------
             Withdrawing your account value                     67
             How withdrawals are taken from your Total account
               value                                            71
             Withdrawals treated as surrenders                  72
             Surrendering your contract to receive its cash
               value                                            72
             When to expect payments                            72
             Signature Guarantee                                72
             Your annuity payout options                        73

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            75
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 75
             Charges that the Trusts deduct                     77
             Group or sponsored arrangements                    78
             Other distribution arrangements                    78

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        79
             ------------------------------------------------------
             Your beneficiary and payment of benefit            79
             Non-spousal joint owner contract continuation      80
             Spousal continuation                               80
             Beneficiary continuation option                    82

             ------------------------------------------------------
             7. TAX INFORMATION                                 84
             ------------------------------------------------------
             Overview                                           84
             Contracts that fund a retirement arrangement       84
             Transfers among investment options                 84
             Taxation of nonqualified annuities                 84
             Individual retirement arrangements (IRAs)          86
             Traditional individual retirement annuities
               (traditional IRAs)                               87
             Roth individual retirement annuities (Roth IRAs)   91
             Tax withholding and information reporting          93
             Special rules for contracts funding qualified
               plans                                            94
             Impact of taxes to AXA Equitable                   94

             ------------------------------------------------------
             8. MORE INFORMATION                                95
             ------------------------------------------------------
             About Separate Account No. 70                      95
             About the Trusts                                   95
             About the general account                          95
             Dates and prices at which contract events occur    96
             About your voting rights                           96
             Cybersecurity                                      97
             Misstatement of age                                97


             Statutory compliance                               97
             About legal proceedings                            97
             Financial statements                               97
             Transfers of ownership, collateral assignments,
               loans and borrowing                              97
             About Custodial IRAs                               98
             How divorce may affect your Guaranteed benefits    98
             Distribution of the contracts                      98

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------


         I  --  Dropping or changing your Guaranteed benefits        I-1
        II  --  Purchase considerations for QP contracts            II-1
       III  --  Guaranteed benefit base examples                   III-1
        IV  --  Hypothetical illustrations                          IV-1
         V  --  State contract availability and/or variations of
                  certain features and benefits                      V-1
        VI  --  Examples of Automatic payment plans                 VI-1
       VII  --  Examples of how withdrawals affect your
                  Guaranteed benefit bases                         VII-1
      VIII  --  Rules regarding contributions to your contract    VIII-1
        IX  --  Exchange program                                    IX-1
         X  --  Condensed financial information                      X-1
        XI  --  Contract variations                                 XI-1

      -------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      -------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 80 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 80 benefit base (used in the calculation of the "Greater of" death benefit) up to age 80. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.


BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.


CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less the total amount or a pro rata portion of the annual administrative charge and any Guaranteed benefit charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 80 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit, an "Excess RMD withdrawal" is:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

..   in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit on a pro rata basis.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 80 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also

                           DEFINITIONS OF KEY TERMS
allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

GUARANTEED BENEFITS -- You must elect one or more Guaranteed benefits described in this Prospectus, which are funded through investments in the Protected Benefit account. The Guaranteed benefits include the Guaranteed minimum income benefit, Return of Principal death benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is an additional charge for the Guaranteed minimum income benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is no additional charge for the Return of Principal death benefit, but it must be elected with the Guaranteed minimum income benefit, which has an additional charge.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in the Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.


IRS -- Internal Revenue Service.


LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or (iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PRIOR CONTRACT -- Certain EQUI-VEST(R) Accumulator and Structured Capital Strategies(R) contracts previously issued by AXA Equitable, which may be eligible to exchange, rollover or transfer to a Retirement Cornerstone(R) Series E contract.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also enables you to take withdrawals from your Protected Benefit account, other than Excess RMD withdrawals, without reducing your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RMD WITHDRAWAL -- a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the amounts of contributions and transfers invested in your Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 80 BENEFIT BASE -- The "Roll-up to age 80 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts; plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.



SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAM -- We use the term "Special DCA Program" to refer to our special dollar cost averaging program.

                           DEFINITIONS OF KEY TERMS

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to the Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
the Special DCA program designated
for future transfers to the
Investment account variable
investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence as follows:

--------------------------------------------------------------------------------
 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------
 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide information about your contract through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

                             WHO IS AXA EQUITABLE?

(7)direct transfers and specified direct rollovers;

(8)exercise of the GMIB or election of an annuity payout option;

(9)requests to reset your GMIB benefit base and your Roll-up to age 80 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(10)death claims;

(11)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(12)requests to drop or change your Guaranteed benefits;

(13)requests to collaterally assign your NQ contract;

(14)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(15)requests to enroll in or cancel the Systematic transfer program;

(16)transfers into and among investment options; and

(17)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging; and

(5)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)special dollar cost averaging;

(3)substantially equal withdrawals;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.


SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series E at a glance -- key features

--------------------------------------------------------------------------------

SERIES E CONTRACT  This Prospectus describes the Retirement Cornerstone(R)
                   Series E contract. It provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                   Also, it offers a Guaranteed minimum income benefit and Guaranteed minimum death benefits. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                   The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which a Prior Contract may be exchanged for this contract. See below and later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see "Exchange Program" in Appendix IX later in this Prospectus.

                   Please see the contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix
                   VIII" later in this Prospectus.

                            You should work with your financial professional to decide if this contract may be appropriate for you based on a
                            thorough analysis of your particular insurance needs,
                            financial objectives, investment goals, time horizons and
                            risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series E variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
GUARANTEED MINIMUM         AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")    ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                           TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                           THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                           that follows the contract year in which you fund your
                           Protected Benefit account, and prior to the beginning of
                           your Lifetime GMIB payments, you can take your Annual
                           withdrawal amount without reducing your GMIB benefit base.
                           See "Guaranteed minimum income benefit" and "Annual
                           withdrawal amount" under "Guaranteed minimum income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
---------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   RMD Wealth Guard death benefit
                           .   "Greater of" death benefit
                           ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                           BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Return of Principal death benefit and the "Greater of"
                           death benefit can only be elected in combination with the
                           GMIB. The Highest Anniversary Value death benefit can be
                           elected with or without selecting the GMIB. If you elect
                           the GMIB and do not elect a guaranteed minimum death
                           benefit, you will automatically receive the Return of
                           Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB.
                           The Return of Principal death benefit, like all of the
                           guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable
                           investment options and not with the contract as a whole.
                           An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                           reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                           could significantly reduce or eliminate the value of your
                           RMD Wealth Guard death benefit.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
---------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH   The death benefit in connection with your Investment
BENEFIT                    account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                           older joint owner's, if applicable) death, any required
                           instructions for method of payment, and any required
                           information and forms necessary to effect payment.
---------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       The chart below shows the minimum initial and, in
                           parenthesis, subsequent contribution amounts under the
                           contracts. The only source of contributions that are
                           permitted to fund a contract are from exchanges, rollovers or transfers from a Prior Contract. Partial exchanges,
                           rollovers, and transfers are not permitted as sources of
                           contributions from any Prior Contracts except for
                           exchanges, rollovers and transfers of 100% of the value in the variable investment options of Structured Capital
                           Strategies(R) annuity contracts at the time of the
                           transaction. No other source of contribution is permitted.
                           As a result of these limitations, you may not be able to
                           make subsequent contributions to your contract and,
                           therefore, you would not be able to increase your
                           Guaranteed benefit base value through subsequent
                           contributions. Please see "How you can purchase and
                           contribute to your contract" in "Contract features and
                           benefits" and "Rules regarding contributions to your
                           contract" in "Appendix VIII" for more information,
                           including important limitations on contributions.

                                         SERIES E
                ------------------------------------------------
                NQ                       $25,000($500)/(1)/
                ------------------------------------------------
                Traditional or Roth IRA  $25,000($50)/(1)/
                ------------------------------------------------
                QP                       $25,000($500)/(1)/
                ------------------------------------------------

  /(1)/Subsequent contributions are only permitted from
       exchanges, rollovers or transfers from a Prior
       Contract.
--------------------------------------------------------------

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       .   Maximum contribution limitations apply to all
(CONTINUED)                    contracts. For more information, please see "How you
                               can purchase and contribute to your contract" in
                               "Contract features and benefits" later in this
                               Prospectus.
                           ------------------------------------------------------------
                           Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                           including our rights to: (i) change minimum and maximum
                           contribution requirements and limitations, and (ii)
                           discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                           contributions and transfers to any of the variable
                           investment options (including the Protected Benefit account variable investment options) and to limit the number of
                           variable investment options which you may select.
---------------------------------------------------------------------------------------
ACCOUNT TYPES              You may allocate your contributions to the Investment
                           account, or to the Protected Benefit account to fund one or more of the Guaranteed benefits. The Investment account
                           offers more than 111 investment options and is designed to meet the asset allocation and accumulation needs of a many types of investors. The Protected Benefit account offers a limited selection of core investment options that work in
                           conjunction with the optional Guaranteed benefits. You
                           should be aware that we select investment options for the
                           Protected Benefit account that generally offer lower
                           volatility in order to reduce our downside exposure in
                           providing the Guaranteed benefits. In rising market
                           conditions, this strategy may also result in periods of
                           underperformance.
                           INVESTMENT ACCOUNT
                           .   Investment account variable investment options
                           .   Guaranteed interest option
                           .   Amounts in the Special DCA program designated for
                               future transfers to Investment account variable
                               investment options or the guaranteed interest option
                           PROTECTED BENEFIT ACCOUNT
                           .   Protected Benefit account variable investment options
                           .   Amounts in the Special DCA program designated for
                               future transfers to Protected Benefit account variable
                               investment options
---------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       .   Partial withdrawals
                           .   Several options for withdrawals on a periodic basis
                           .   Contract surrender
                           .   Various options for required minimum distributions
                           .   Maximum payment plan (only under contracts with GMIB)
                           .   Customized payment plan (only under contracts with GMIB)
                           Any income you receive may be subject to tax; also may be
                           subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                           benefits you have funded.
---------------------------------------------------------------------------------------
PAYOUT OPTIONS             .   Fixed annuity payout options
                           .   Other payout options through other contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 80 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix VIII" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAM

The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Retirement Cornerstone(R) Series E contract. In addition, the account value of the Retirement Cornerstone(R) Series E contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Retirement Cornerstone(R) Series E contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Please note that if you elect to exchange into the Retirement Cornerstone(R) Series E contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Retirement Cornerstone(R) Series E contract and you should consider the differences between your Prior Contract and Retirement Cornerstone(R) Series E contract. There may be differences that are important for you to consider prior to purchasing the Retirement Cornerstone(R) Series E contract. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix IX -- "Exchange program" later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Retirement Cornerstone(R) Series E contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:

                                                   Structured Capital
Accumulator              EQUI-VEST(R)              Strategies(R)
PO Box 1547              PO Box 4956               P. O. Box 1547
Secaucus, NJ 07096-1547  Syracuse, NY 13221-4956   Secaucus, NJ 07096-1547

1 (800) 789-7771         1 (800) 628-6673          1 (877) 899-3743

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

LISTED BELOW IS A DESCRIPTION OF CONTRACT OWNERS OF PRIOR CONTRACTS THAT MAY OR MAY NOT BE ELIGIBLE TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

..   Contract owners of an EQUI-VEST(R) contract are eligible, except for contract owners that have elected a Guaranteed benefit or discontinued a Guaranteed benefit. In addition, contract owners of an EQUI-VEST(R) Tax Sheltered Annuity contract are eligible (i) if they are separated from service and are no longer making on-going contributions to the Prior Contract or (ii) if the Prior Contract has an outstanding loan balance the contract owner can either (a) pay off the outstanding loan balance or (b) have the loan with accrued interest deducted from the total value of Prior Contract and roll over the remaining balance to Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who elected a Guaranteed benefit are not eligible to exchange into the Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who either: (i) accepted a
    Guaranteed benefit buyout or (ii) dropped a Guaranteed benefit from the contract, are not eligible to purchase the Retirement Cornerstone(R) Series E contract.

..   Contract owners of a Structured Capital Strategies(R) contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.

..   Contract owners who have remaining or outstanding withdrawal charges on the
    Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract are not eligible.

..   Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase a Retirement Cornerstone(R) Series E contract are not eligible, except, with respect to EQUI-VEST(R) contracts, if the contract owner has been separated from service at time of the purchase.

LISTED BELOW ARE ADDITIONAL TERMS AND CONDITIONS TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

1. The minimum initial contribution is $25,000 and you must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract. The source of the contribution must be from a Prior Contract as described above.

2. Only full exchanges, rollovers and transfers from a Prior Contract will be accepted and partial exchanges, rollovers or transfers from a Prior Contract are not permitted, except from certain Structured Capital Strategies(R) contracts. For a Structured Capital Strategies(R) contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.

3. Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

4. Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted. The source of the contribution must be from a Prior Contract, as described above.

5. If you are the owner of only one Accumulator or EQUI-VEST(R) Prior Contract or one Structured Capital Strategies(R) Prior Contract where the entire account value of the Structured Capital Strategies(R) Prior Contract is invested in variable investment options at the time of the transaction, you would only be eligible to make an initial contribution. Therefore, you would not be able to increase your Guaranteed benefit base value through subsequent contributions to your Retirement Cornerstone(R) Series E contract.

6. You must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract.

7. There is generally no minimum amount to fund a Guaranteed benefit through the Protected Benefit account. It can generally be funded at any time subject to certain age limitations. For more information, see "Transferring your account value" under "Transferring your money among investment options," later in this Prospectus.

8. There is an additional charge for each Guaranteed benefit you elect, except for the Return of Principal death benefit. However, if you elect the Return of Principal death benefit, it must be elected in combination with the Guaranteed Minimum Income Benefit, which has an additional charge.

9. If you fund your Guaranteed benefit you have to wait up to four years before you can drop the Guaranteed benefit.

10.If you exchange your Prior Contract before the maturity of an outstanding
   Fixed Maturity Option, the market value adjustment may apply and therefore the value you receive could be less than you would have received if you had waited for the maturity of the Fixed Maturity Option before exchanging out of the Prior Contract.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

11.We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies(R) contract to a Retirement Cornerstone(R) Series E contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

--------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST
 CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12            Maximum Charge:    $35
transfers per contract year:/(2)/                              Current Charge:    $0

SPECIAL SERVICE CHARGES:/(3)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(4)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE
 ANNIVERSARY
----------------------------------------------------------------------------------------------
Maximum annual administrative charge/(5)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(7)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/                         SERIES E
                                                               --------
Operations                                                     0.80%
Administration                                                 0.30%
Distribution                                                   0.20%
                                                               -----
Total separate account annual expenses ("Contract fee")        1.30%
----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF
 THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base/(9)/. Deducted
annually/(10) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
----------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.20% (for issue ages 20-64)
                                                               2.00% (for issue ages 65-68)

   Current Charge/(11)/:                                       0.60% (for issue ages 20-64)
                                                               1.00% (for issue ages 65-68)
----------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(12)/:                                       1.15%
----------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(9)/. Deducted annually/(10)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(12)/:                                       1.15%
-----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.58%  2.60%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(13)/  Lowest Highest
                                                                                                     0.58%  2.02%
-------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(3)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(9)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for transfers to the Protected Benefit account variable investment options. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.

(13)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts of such expenses.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.006%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 80 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 80 benefit bases. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA program are not covered by these example. The annual administrative charge does apply to amounts allocated to the Special DCA program.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                              SERIES E
-------------------------------------------------------------------------------------------------------------

                                                                       IF YOU SURRENDER YOUR CONTRACT AT THE
                                                                       END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Protected Benefit
   account investment options                                           $644    $2,264    $4,274    $9,875
-------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Protected Benefit
   account investment options                                           $488    $1,817    $3,574    $8,784
-------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                        IF YOU DO NOT SURRENDER YOUR
                                                                       CONTRACT AT THE END OF THE APPLICABLE
                                                                                 TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Protected Benefit
   account investment options                                           $644    $2,264    $4,274    $9,875
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Protected Benefit
   account investment options                                           $488    $1,817    $3,574    $8,784
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.006%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA program are not covered by this example. The annual administrative charge does apply to amounts allocated to the guaranteed interest option and the Special DCA program.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous chart. The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                       SERIES E
------------------------------------------------------------------------------------------------------

                                                                IF YOU SURRENDER YOUR CONTRACT AT THE
                                                                END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------
                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $410    $1,241    $2,088    $4,271
------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $198    $  612    $1,052    $2,272
------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                                                 IF YOU DO NOT SURRENDER YOUR
                                                                CONTRACT AT THE END OF THE APPLICABLE
                                                                          TIME PERIOD
-----------------------------------------------------------------------------------------------------
                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $410    $1,241    $2,088    $4,271
-----------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $198    $  612    $1,052    $2,272
-----------------------------------------------------------------------------------------------------

                                   FEE TABLE

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix X at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." Only full exchanges, rollovers or transfers from eligible EQUI-VEST(R) and Accumulator contracts, as defined herein, are permitted as contributions. Full and partial exchanges, rollovers or transfers from eligible Structured Capital Strategies(R) contracts, as defined herein, are permitted as contributions as long as the source of the contribution is the entire account value invested in the variable investment options at the time of the transaction. No other source of contribution is permitted. In addition, subsequent contributions can only be made through permitted exchanges, rollovers, or transfers from a Prior Contract. As a result of these limitations you may not be able to make subsequent contributions to your contract. See Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus for more information. The tables in Appendix VIII later in this Prospectus summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant. We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and the Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.
--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO

                        CONTRACT FEATURES AND BENEFITS

LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series E contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

The only source of contributions that are permitted to fund a Retirement Cornerstone(R) Series E contract are from permitted exchanges, rollovers or transfers from a Prior Contract. See "Exchange Program" earlier in this Prospectus in "Retirement Cornerstone(R) Series E at a glance -- key features". You will remain invested in your Prior Contract while AXA Advisors LLC ("AXA Advisors") ensures your application is complete and that suitability standards are met. Upon successful completion of this review, AXA Advisors will transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. YOUR CONTRACT DATE
WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a non-business day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on a "Prior Contract", see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance--key features" earlier in this Prospectus.

--------------------------------------------------------------------------------

OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NYSE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:


..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits);

                        CONTRACT FEATURES AND BENEFITS

..   Investment account variable investment options;

..   Guaranteed interest option; and

..   the account for special dollar cost averaging.


As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR THE SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS SECTION.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Moderate Growth Allocation
.. EQ/AB Dynamic Aggressive Growth
.. EQ/AB Dynamic Growth
.. EQ/AB Dynamic Moderate Growth
.. EQ/Aggressive Growth Strategy
.. EQ/American Century Moderate Growth Allocation
.. EQ/AXA Investment Managers Moderate Allocation
.. EQ/Balanced Strategy
.. EQ/Conservative Growth Strategy
.. EQ/Conservative Strategy
.. EQ/First Trust Moderate Growth Allocation
.. EQ/Goldman Sachs Growth Allocation
.. EQ/Goldman Sachs Moderate Growth Allocation
.. EQ/Growth Strategy
.. EQ/Invesco Moderate Allocation
.. EQ/Invesco Moderate Growth Allocation
.. EQ/JPMorgan Growth Allocation
.. EQ/Legg Mason Growth Allocation
.. EQ/Legg Mason Moderate Allocation
.. EQ/Moderate Growth Strategy

--------------------------------------------------------------------------------

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Low Volatility Global Equity/(1)/
.. 1290 VT Micro Cap/(1)/
.. 1290 VT Moderate Growth Allocation
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 1290 VT Small Cap Value/(1)/
.. 1290 VT SmartBeta Equity/(1)/
.. 7Twelve/TM/ Balanced Portfolio/(2)/
.. AB VPS International Growth/(2)/
.. All Asset Growth-Alt 20
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy
.. ClearBridge Variable Mid Cap
.. Eaton Vance VT Floating-Rate Income
.. EQ/AB Dynamic Aggressive Growth/(3)/
.. EQ/AB Dynamic Growth/(3)/
.. EQ/AB Dynamic Moderate Growth/(3)/
.. EQ/AB Small Cap Growth/(3)/
.. EQ/Aggressive Growth Strategy/(3)/
.. EQ/American Century Mid Cap Value
.. EQ/American Century Moderate Growth Allocation
.. EQ/AXA Investment Managers Moderate Allocation
.. EQ/Balanced Strategy/(3)/
.. EQ/BlackRock Basic Value Equity
.. EQ/ClearBridge Large Cap Growth/(1)(3)/
.. EQ/ClearBridge Select Equity Managed Volatility/(1)/
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(3)/
.. EQ/Conservative Strategy/(3)/
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/First Trust Moderate Growth Allocation
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Strategic Income
.. EQ/Goldman Sachs Growth Allocation
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Goldman Sachs Moderate Growth Allocation
.. EQ/Growth Strategy/(3)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(3)/
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Invesco Moderate Allocation
.. EQ/Invesco Moderate Growth Allocation
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(3)/
.. EQ/JPMorgan Growth Allocation
.. EQ/JPMorgan Value Opportunities/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(3)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Legg Mason Growth Allocation
.. EQ/Legg Mason Moderate Allocation
.. EQ/Loomis Sayles Growth/(3)/
.. EQ/MFS International Growth
.. EQ/MFS International Value/(1)/
.. EQ/MFS Technology/(1)/
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(3)/
.. EQ/Moderate Allocation/(3)/
.. EQ/Moderate Growth Strategy/(3)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Allocation VP/(3)/
.. Franklin Income VP
.. Hartford Capital Appreciation HLS/(2)/
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Equity and Income
.. Invesco V.I. High Yield
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy/(2)/
.. Ivy VIP Global Equity Income/(2)/
.. Ivy VIP High Income
.. Ivy VIP Natural Resources/(2)/
.. Ivy VIP Small Cap Growth/(2)/
.. Lord Abbett Bond Debenture
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman International Equity
.. Neuberger Berman U.S. Equity Index PutWrite Strategy
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Income/(1)/

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------

.. ProFund VP Biotechnology
.. Putnam VT Diversified Income
.. QS Legg Mason Dynamic Multi-Strategy VIT
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. VanEck VIP Global Hard Assets/(2)/

--------------------------------------------------------------------------------
-------------

(1)Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(2)Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract before approximately October 22, 2018.
(3)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


If you decide to participate in the Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to the Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA program allows you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract.

See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market.

                        CONTRACT FEATURES AND BENEFITS

During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 AXA PREMIER VIP                                                             (AND SUB-ADVISER(S), VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation  .   AXA Equitable
  GROWTH                               and current income, with a greater        Funds
                                       emphasis on current income.               Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of  .   AXA Equitable
  VALUE                                capital.                                  Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
EQ/MODERATE                Class A     Seeks to achieve long-term capital    .   AXA Equitable    (check mark)
  ALLOCATION/*(1)/                     appreciation and current income.          Funds
                                                                                 Management
                                                                                 Group, LLC
---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                           (AND SUB-ADVISER(S), VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to achieve total return from    .   AXA Equitable
  DYNAMIC ALLOCATION                   long-term capital appreciation and        Funds
                                       income.                                   Management
                                                                                 Group, LLC
                                                                             .   DoubleLine
                                                                                 Capital LP
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE         Class IB    Seeks to maximize current income and  .   AXA Equitable
  DYNAMIC OPPORTUNISTIC                total return.                             Funds
  BOND                                                                           Management
                                                                                 Group, LLC
                                                                             .   DoubleLine
                                                                                 Capital LP
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME      Class IA    Seeks a combination of growth and     .   AXA Equitable
                                       income to achieve an above-average        Funds
                                       and consistent total return.              Management
                                                                                 Group, LLC
                                                                             .   Barrow, Hanley,
                                                                                 Mewhinney &
                                                                                 Strauss LCC
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &    Class IA    Seeks to achieve capital appreciation.   .   AXA Equitable
  ACQUISITIONS                                                                      Funds Management
                                                                                    Group, LLC
                                                                                .   GAMCO Asset
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL        Class IA    Seeks to maximize capital                .   AXA Equitable
  COMPANY VALUE                        appreciation.                                Funds Management
                                                                                    Group, LLC
                                                                                .   GAMCO Asset
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND    Class IB    Seeks to maximize current income.        .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   AXA Investment
                                                                                    Managers, Inc.
                                                                                .   Post Advisory
                                                                                    Group, LLP
--------------------------------------------------------------------------------------------------------------------
1290 VT LOW VOLATILITY     Class IB    Seeks long-term capital appreciation     .   AXA Equitable
  GLOBAL EQUITY/(+)/                   with lower absolute volatility than the      Funds Management
                                       broad equity markets.                        Group, LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT MICRO CAP/(+)/     Class IB    Seeks to achieve long-term growth of     .   AXA Equitable
                                       capital.                                     Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Lord, Abbett &
                                                                                    Co. LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT MODERATE GROWTH    Class IB    Seeks the highest total return over      .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     time consistent with its asset mix           Funds Management
                                       while managing portfolio volatility.         Group, LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT NATUAL RESOURCES   Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein
                                       capital.                                     L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE        Class IB    Seeks to provide long-term capital       .   AllianceBernstein
                                       appreciation and current income.             L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP          Class IB    Seeks to achieve long-term growth of     .   AXA Equitable
  VALUE/(+)/                           capital.                                     Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Horizon Asset
                                                                                    Management LLC
--------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA          Class IB    Seeks to achieve long-term capital       .   AXA Equitable
  EQUITY/(+)/                          appreciation.                                Funds Management
                                                                                    Group, LLC
                                                                                .   AXA Rosenberg
                                                                                    Investment
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20    Class IA    Seeks long-term capital appreciation     .   AXA Equitable
                                       and current income.                          Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC AGGRESSIVE   Class IB    Seeks to achieve total reutrn from       .   AXA Equitable        (delta)
  GROWTH/(++)*(2)/                     long-term growth of capital and              Funds Management
                                       income, with a greater emphasis on           Group, LLC
                                       growth of capital.                       .   AllianceBernstein
                                                                                    L.P.
--------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC              Class IB    Seeks to achieve total return from       .   AllianceBernstein    (delta)
  GROWTH/(++)*(3)/                     long-term growth of capital and              L.P.
                                       income, with a greater emphasis on       .   AXA Equitable
                                       growth of capital.                           Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC MODERATE     Class IB    Seeks to achieve total return from       .   AllianceBernstein    (delta)
  GROWTH/(++)*(4)/                     long-term growth of capital and              L.P.
                                       income.                                  .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP            Class IA    Seeks to achieve long-term growth of     .   AllianceBernstein
  GROWTH/*(5)/                         capital.                                     L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE GROWTH       Class IB    Seeks long-term capital appreciation     .   AXA Equitable      (check mark)
  STRATEGY/(++)*(6)/                   and current income, with a greater           Funds Management
                                       emphasis on capital appreciation.            Group, LLC
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                               (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID    Class IB    Seeks to achieve long-term capital        .   American Century
  CAP VALUE                            growth. Income is a secondary                 Investment
                                       objective.                                    Management, Inc.
                                                                                 .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY        Class IB    Seeks long-term capital appreciation      .   American Century     (delta)
  MODERATE GROWTH                      while managing portfolio volatility.          Investment
  ALLOCATION/(++)/                                                                   Management, Inc.
                                                                                 .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/AXA INVESTMENT          Class IB    Seeks long-term total return while        .   AXA Equitable        (delta)
  MANAGERS MODERATE                    managing portfolio volatility                 Funds Management
  ALLOCATION/(++)/                                                                   Group, LLC
                                                                                 .   AXA Investment
                                                                                     Managers, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                Class IB    Seeks long-term capital appreciation      .   AXA Equitable      (check mark)
  STRATEGY/(++)*(7)/                   and current income.                           Funds Management
                                                                                     Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   AXA Equitable
  EQUITY                               and secondarily, income.                      Funds Management
                                                                                     Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE LARGE CAP   Class IB    Seeks to achieve long-term capital        .   AXA Equitable
  GROWTH/(+)*(8)/                      growth.                                       Funds Management
                                                                                     Group, LLC
                                                                                 .   ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT      Class IB    Seeks to achieve capital appreciation,    .   AXA Equitable      (check mark)
  EQUITY MANAGED                       which may occasionally be short-              Funds Management
  VOLATILITY/(+)/                      term, with an emphasis on risk                Group, LLC
                                       adjusted returns and managing             .   BlackRock
                                       volatility in the Portfolio.                  Investment
                                                                                     Management, LLC
                                                                                 .   ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .   AllianceBernstein
                                       expenses that approximates the total          L.P.
                                       return performance of the Russell         .   AXA Equitable
                                       3000(R) Index, including reinvestment         Funds Management
                                       of dividends, at a risk level consistent      Group, LLC
                                       with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE GROWTH     Class IB    Seeks current income and growth of        .   AXA Equitable      (check mark)
  STRATEGY/(++)*(9)/                   capital, with a greater emphasis on           Funds Management
                                       current income.                               Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE            Class IB    Seeks a high level of current income.     .   AXA Equitable      (check mark)
  STRATEGY/(++)*(10)/                                                                Funds Management
                                                                                     Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before    .   AXA Equitable
                                       expenses that approximates the total          Funds Management
                                       return performance of the Bloomberg           Group, LLC
                                       Barclays U.S. Intermediate                .   SSgA Funds
                                       Government/Credit Bond Index,                 Management, Inc.
                                       including reinvestment of dividends,
                                       at a risk level consistent with that of
                                       the Bloomberg Barclays U.S.
                                       Intermediate Government/Credit
                                       Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
  EQUITY PLUS                          capital.                                      L.P.
                                                                                 .   AXA Equitable
                                                                                     Funds Management
                                                                                     Group, LLC
                                                                                 .   ERNEST Partners,
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before   .   AllianceBernstein
                                       expenses that approximates the total         L.P.
                                       return performance of the Standard &     .   AXA Equitable
                                       Poor's 500 Composite Stock Index,            Funds Management
                                       including reinvestment of dividends,         Group, LLC
                                       at a risk level consistent with that of
                                       the Standard & Poor's 500 Composite
                                       Stock Index.
--------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY                Class IB    Seeks to achieve long-term capital       .   AXA Equitable
  INSTITUTIONAL AM(R)                  appreciation.                                Funds Management
  LARGE CAP                                                                         Group, LLC
                                                                                .   FIAM LLC
--------------------------------------------------------------------------------------------------------------------
EQ/FIRST TRUST MODERATE    Class IB    Seeks long-term total return while       .   AXA Equitable        (delta)
  GROWTH ALLOCATION/(++)/              managing portfolio volatility.               Funds Management
                                                                                    Group, LLC
                                                                                .   First Trust
                                                                                    Advisors L.P.
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING         Class IB    Seeks to achieve long-term capital       .   AXA Equitable
  DIVIDENDS                            appreciation. Preservation of capital,       Funds Management
                                       while not a goal, is also an important       Group, LLC
                                       consideration.                           .   Franklin
                                                                                    Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC      Class IB    Seeks a high level of current income.    .   AXA Equitable
  INCOME                               A secondary goal is long-term capital        Funds Management
                                       appreciation.                                Group, LLC
                                                                                .   Franklin Mutual
                                                                                    Advisers, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS GROWTH    Class IB    Seeks to achieve long-term capital       .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     appreciation under normal market             Funds Management
                                       conditions, while focusing on the            Group, LLC
                                       preservation of capital in distressed    .   Goldman Sachs
                                       market environments.                         Asset Management,
                                                                                    L.P.
--------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP   Class IB    Seeks to achieve long term capital       .   AXA Equitable
  VALUE                                appreciation.                                Funds Management
                                                                                    Group, LLC
                                                                                .   Goldman Sachs
                                                                                    Asset Management,
                                                                                    L.P.
--------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS           Class IB    Seeks to achieve long term capital       .   AXA Equitable        (delta)
  MODERATE GROWTH                      appreciation under normal market             Funds Management
  ALLOCATION/(++)/                     conditions, while focusing on the            Group, LLC
                                       preservation of capital in distressed    .   Goldman Sachs
                                       market environments.                         Asset Management,
                                                                                    L.P.
--------------------------------------------------------------------------------------------------------------------
EQ/GROWTH                  Class IB    Seeks long-term capital appreciation     .   AXA Equitable      (check mark)
  STRATEGY/(++)*(11)/                  and current income, with a greater           Funds Management
                                       emphasis on capital appreciation.            Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before   .   AXA Equitable
  GOVERNMENT BOND                      expenses that approximates the total         Funds Management
                                       return performance of the Bloomberg          Group, LLC
                                       Barclays U.S. Intermediate               .   SSgA Funds
                                       Government Bond Index, including             Management, Inc.
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       Bloomberg Barclays U.S. Intermediate
                                       Government Bond Index.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Class IA    Seeks to achieve long-term growth of     .   AXA Equitable      (check mark)
  MANAGED                              capital with an emphasis on risk-            Funds Management
  VOLATILITY/*(12)/                    adjusted returns and managing                Group, LLC
                                       volatility in the Portfolio.             .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners,
                                                                                    LLC
                                                                                .   Federated Global
                                                                                    Investment
                                                                                    Management Corp.
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before  .   AllianceBernstein
  INDEX                                expenses) that approximates the total        L.P.
                                       return performance of a composite        .   AXA Equitable
                                       index comprised of 40% DJ Euro               Funds Management
                                       STOXX 50 Index, 25% FTSE 100                 Group, LLC
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and      .   AXA Equitable
                                       income.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   Invesco Advisers,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL     Class IB    Seeks to achieve total return through    .   AXA Equitable
  ESTATE                               growth of capital and current income.        Funds Management
                                                                                    Group, LLC
                                                                                .   Invesco Advisers,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL   Class IB    Seeks to achieve long-term growth of     .   AXA Equitable
  GROWTH                               income.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   Invesco Advisers,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO MODERATE        Class IB    Seeks long-term capital appreciation     .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     while managing portfolio volatility.         Funds Management
                                                                                    Group, LLC
                                                                                .   Invesco Advisers,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO MODERATE        Class IB    Seeks long-term capital appreciation     .   AXA Equitable
  GROWTH ALLOCATION/(++)/              while managing portfolio volatility.         Funds Management
                                                                                    Group, LLC
                                                                                .   Invesco Advisers,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY              Class IB    Seeks to provide capital growth and      .   AXA Equitable
                                       appreciation.                                Funds Management
                                                                                    Group, LLC
                                                                                .   Ivy Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH      Class IB    Seeks to provide growth of capital.      .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   Ivy Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND         Class IB    Seeks to provide growth of capital.      .   AXA Equitable
  TECHNOLOGY                                                                        Funds Management
                                                                                    Group, LLC
                                                                                .   Ivy Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------------
EQ/JANUS                   Class IA    Seeks to achieve capital growth.         .   AXA Equitable
  ENTERPRISE/*(13)/                                                                 Funds Management
                                                                                    Group, LLC
                                                                                .   Janus Capital
                                                                                    Management LLC
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                               AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN GROWTH         Class IB    Seeks to achieve long-term capital      .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     appreciation with an emphasis on            Funds Management
                                       risk-adjusted returns and managing          Group, LLC
                                       volatility in the Portfolio.            .   J.P. Morgan
                                                                                   Investment
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IB    Seeks to achieve long-term capital      .   AXA Equitable
  OPPORTUNITIES/(+)/                   appreciation.                               Funds Management
                                                                                   Group, LLC
                                                                               .   J.P. Morgan
                                                                                   Investment
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before  .   AllianceBernstein
                                       expenses that approximates the total        L.P.
                                       return performance of the Russell       .   AXA Equitable
                                       1000(R) Growth Index, including             Funds Management
                                       reinvestment of dividends at a risk         Group, LLC
                                       level consistent with the Russell
                                       1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before  .   AllianceBernstein
                                       expenses that approximates the total        L.P.
                                       return performance of the Russell       .   AXA Equitable
                                       1000(R) Value Index, including              Funds Management
                                       reinvestment of dividends, at a risk        Group, LLC
                                       level consistent with that of the
                                       Russell 1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE         Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  MANAGED                              capital with an emphasis on risk-           L.P.
  VOLATILITY/*(14)/                    adjusted returns and managing           .   AXA Equitable
                                       volatility in the Portfolio.                Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING         Class IB    Seeks to achieve long-term capital      .   AXA Equitable
  MARKETS EQUITY                       appreciation.                               Funds Management
                                                                                   Group, LLC
                                                                               .   Lazard Asset
                                                                                   Management LLC
-------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON GROWTH       Class IB    Seeks long-term capital appreciation    .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     while managing portfolio volatility.        Funds Management
                                                                                   Group, LLC
                                                                               .   QS Investors, LLC
                                                                                   (a wholly- owned
                                                                                   subsidiary of
                                                                                   Legg Mason Inc.)
-------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON MODERATE     Class IB    Seeks long-term capital appreciation    .   AXA Equitable        (delta)
  ALLOCATION/(++)/                     while managing Portfolio volatility.        Funds Management
                                                                                   Group, LLC
                                                                               .   QS Investors, LLC
                                                                                   (a wholly- owned
                                                                                   subsidiary of
                                                                                   Legg Mason Inc.)
-------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES           Class IA    Seeks to achieve capital appreciation.  .   AXA Equitable
  GROWTH/*(15)/                                                                    Funds Management
                                                                                   Group, LLC
                                                                               .   Loomis, Sayles &
                                                                                   Company, L.P.
-------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.  .   AXA Equitable
  GROWTH                                                                           Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IB    Seeks to achieve capital appreciation.  .   AXA Equitable
  VALUE/(+)/                                                                       Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY/(+)/     Class IB    Seeks to achieve capital appreciation.  .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES           Class IB    Seeks to achieve total return.           .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before   .   AllianceBernstein
                                       expenses that approximates the total         L.P.
                                       return performance of the Standard &     .   AXA Equitable
                                       Poor's MidCap 400(R) Index, including        Funds Management
                                       reinvestment of dividends, at a risk         Group, LLC
                                       level consistent with that of the
                                       Standard & Poor's MidCap 400(R)
                                       Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE MANAGED   Class IA    Seeks to achieve long-term capital       .   AXA Equitable      (check mark)
  VOLATILITY/*(16)/                    appreciation with an emphasis on risk        Funds Management
                                       adjusted returns and managing                Group, LLC
                                       volatility in the Portfolio.             .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill
                                                                                    Capital
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH         Class IB    Seeks long-term capital appreciation     .   AXA Equitable      (check mark)
  STRATEGY/(++)*(17)/                  and current income, with a greater           Funds Management
                                       emphasis on current income.                  Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+++)/     Class IA    Seeks to obtain a high level of current  .   AXA Equitable
                                       income, preserve its assets and              Funds Management
                                       maintain liquidity.                          Group, LLC
                                                                                .   The Dreyfus
                                                                                    Corporation
--------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.   .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real            .   AXA Equitable
  RETURN                               return, consistent with preservation of      Funds Management
                                       capital and prudent investment               Group, LLC
                                       management.                              .   Pacific
                                                                                    Investment
                                                                                    Management
                                                                                    Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN       Class IB    Seeks to achieve maximum real            .   AXA Equitable
                                       return, consistent with preservation of      Funds Management
                                       capital and prudent investment               Group, LLC
                                       management.                              .   Pacific
                                                                                    Investment
                                                                                    Management
                                                                                    Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN      Class IB    Seeks to achieve maximum total           .   AXA Equitable
                                       return, consistent with preservation of      Funds Management
                                       capital and prudent investment               Group, LLC
                                       management.                              .   Pacific
                                                                                    Investment
                                                                                    Management
                                                                                    Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess     .   AXA Equitable
                                       of traditional money market products         Funds Management
                                       while maintaining an emphasis on             Group, LLC
                                       preservation of capital and liquidity.   .   Pacific
                                                                                    Investment
                                                                                    Management
                                                                                    Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as         .   AllianceBernstein
                                       possible (before expenses) the total         L.P.
                                       return of the Russell 2000(R) Index.     .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital       .   AXA Equitable
  STOCK                                appreciation and secondarily, income.        Funds Management
                                                                                    Group, LLC
                                                                                .   T. Rowe Price
                                                                                    Associates, Inc.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                           (AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH    Class IB    Seeks to achieve long-term capital    .   AXA Equitable
  SCIENCES                             appreciation.                             Funds Management
                                                                                 Group, LLC
                                                                             .   T. Rowe Price
                                                                                 Associates, Inc.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  EQUITY                               capital.                                  L.P.
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   ClearBridge
                                                                                 Investments, LLC
                                                                             .   Scotia
                                                                                 Institutional
                                                                                 Management US,
                                                                                 Ltd.
                                                                             .   T. Rowe Price
                                                                                 Associates, Inc.
                                                                             .   Westfield Capital
                                                                                 Management
                                                                                 Company, L.P.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  GROWTH                               capital.                                  L.P.
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Franklin
                                                                                 Advisers, Inc.
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of  .   American Century
  VALUE                                capital.                                  Investment
                                                                                 Management, Inc.
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill
                                                                                 Capital
                                                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
                                       capital.                                  L.P.
                                                                             .   Allianz Global
                                                                                 Investors U.S. LLC
                                                                             .   AXA Equitable
                                                                                 Funds Management
                                                                                 Group, LLC
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
---------------------------------------------------------------------------------------------------------------


 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE                                            INVESTMENT ADVISER
 INSURANCE FUNDS) -                                                 (AND SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
--------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED     The fund's investment objective is to  .   Invesco Advisers,
  DIVIDEND FUND              provide reasonable current income          Inc.
                             and long-term growth of income and
                             capital.
--------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND      The fund's investment objectives are   .   Invesco Advisers,
  INCOME FUND                both capital appreciation and current      Inc.
                             income.
--------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD      The fund's investment objective is     .   Invesco Advisers,
  FUND                       total return, comprised of current         Inc.
                             income and capital appreciation.       .   Sub-Adviser:
                                                                        Invesco Canada
                                                                        Ltd.
--------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE                                         INVESTMENT ADVISER
 INSURANCE FUNDS) -                                              (AND SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME    OBJECTIVE                           AS APPLICABLE)
-----------------------------------------------------------------------------------------
INVESCO V.I. MID CAP         The fund's investment objective is  .   Invesco Advisers,
  CORE EQUITY FUND           long-term growth of capital.            Inc.
-----------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP       The fund's investment objective is  .   Invesco Advisers,
  EQUITY FUND                long-term growth of capital.            Inc.
-----------------------------------------------------------------------------------------


 AB VARIABLE PRODUCT
 SERIES FUND, INC. -                                                 INVESTMENT ADVISER
 CLASS B                                                             (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                                AS APPLICABLE)
---------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL        The Portfolio's investment objective is  .   AllianceBernstein
  GROWTH                    long-term growth of capital.                 L.P.
  PORTFOLIO/(++++)/
---------------------------------------------------------------------------------------------


 AMERICAN FUNDS
 INSURANCE SERIES(R) -                                             INVESTMENT ADVISER
 CLASS 4 SHARES                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------
BOND FUND                   The fund's investment objective is to  .   Capital Research
                            provide as high a level of current         and Management
                            income as is consistent with the           Company
                            preservation of capital.
-------------------------------------------------------------------------------------------
GLOBAL SMALL                The fund's investment objective is to  .   Capital Research
  CAPITALIZATION FUND       provide long-term growth of capital.       and Management
                                                                       Company
-------------------------------------------------------------------------------------------
NEW WORLD FUND(R)           The fund's investment objective is     .   Capital Research
                            long-term capital appreciation.            and Management
                                                                       Company
-------------------------------------------------------------------------------------------


 BLACKROCK VARIABLE
 SERIES FUNDS, INC. -                                              INVESTMENT ADVISER
 CLASS III                                                         (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------
BLACKROCK GLOBAL            To seek high total investment return.  .   Adviser:
  ALLOCATION V.I. FUND                                                 BlackRock
                                                                       Advisors, LLC
-------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP         Seeks long-term capital growth.        .   Adviser:
  FOCUS GROWTH V.I. FUND                                               BlackRock
                                                                       Advisors, LLC
-------------------------------------------------------------------------------------------


                                                                INVESTMENT ADVISER
 EATON VANCE VARIABLE                                           (AND SUB-ADVISER(S),
 TRUST PORTFOLIO NAME       OBJECTIVE                           AS APPLICABLE)
----------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-    To provide a high level of current  .   Eaton Vance
  RATE INCOME FUND          income.                                 Management
----------------------------------------------------------------------------------------


 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS                                                INVESTMENT ADVISER
 (VIP) - SERVICE CLASS 2                                           (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP     Seeks long-term growth of capital.     .   Fidelity
  PORTFOLIO                                                            Management &
                                                                       Research Company
                                                                       (FMR)
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP             Seeks a high level of current income.  .   Fidelity
  STRATEGIC INCOME          The Fund may also seek capital             Management &
  PORTFOLIO                 appreciation.                              Research Company
                                                                       (FMR)
-------------------------------------------------------------------------------------------


 FIRST TRUST VARIABLE                                              INVESTMENT ADVISER
 INSURANCE TRUST                                                   (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       Seeks to provide total return by       .   First Trust
  DIVIDEND & INCOME         allocating among dividend-paying           Advisors, L.P.
  ALLOCATION PORTFOLIO      stocks and investment grade bonds.
-------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    Seeks to maximize current income,      .   First Trust
  ALLOCATION PORTFOLIO      with a secondary objective of capital      Advisors, L.P.
                            appreciation.
-------------------------------------------------------------------------------------------


 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                           INVESTMENT ADVISER
 PRODUCTS TRUST - CLASS                                       (AND SUB-ADVISER(S),
 2 PORTFOLIO NAME           OBJECTIVE                         AS APPLICABLE)
--------------------------------------------------------------------------------------
FRANKLIN ALLOCATION VIP     Seeks capital appreciation, with  .   Franklin
  FUND/*(18)/               income as a secondary goal.           Advisers, Inc.
--------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                                INVESTMENT ADVISER
 PRODUCTS TRUST - CLASS                                            (AND SUB-ADVISER(S),
 2 PORTFOLIO NAME           OBJECTIVE                              AS APPLICABLE)
-----------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND    Seeks to maximize income while         .   Franklin
                            maintain prospects for capital             Advisers, Inc.
                            appreciation.
-----------------------------------------------------------------------------------------
TEMPLETON DEVELOPING        Seeks long-term capital appreciation.  .   Templeton Asset
  MARKETS VIP FUND                                                     Management Ltd.
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND       Seeks high current income, consistent  .   Franklin
  VIP FUND                  with preservation of capital. Capital      Advisers, Inc.
                            appreciation is a secondary
                            consideration.
-----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
 HARTFORT HLS FUNDS -                                             INVESTMENT ADVISER
 CLASS IC SHARES                                                  (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                             AS APPLICABLE)
----------------------------------------------------------------------------------------
HARTFORD CAPITAL            The Fund seeks growth of capital.     .   Hartford Funds
  APPRECIATION HLS                                                    Management
  FUND/(++++)/                                                        Company, LLC
                                                                  .   Sub-Adviser:
                                                                      Wellington
                                                                      Management
                                                                      Company LLP
----------------------------------------------------------------------------------------
HARTFORD GROWTH             The Fund seeks capital appreciation.  .   Hartford Funds
  OPPORTUNITIES HLS FUND                                              Management
                                                                      Company, LLC
                                                                  .   Sub-Adviser:
                                                                      Wellington
                                                                      Management
                                                                      Company LLP
----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
 IVY VARIABLE INSURANCE                                            INVESTMENT ADVISER
 PORTFOLIOS PORTFOLIO                                              (AND SUB-ADVISER(S),
 NAME                       OBJECTIVE                              AS APPLICABLE)
-----------------------------------------------------------------------------------------
IVY VIP ASSET               To seek to provide total return.       .   Ivy Investment
  STRATEGY/(++++)/                                                     Management
                                                                       Company (IICO)
-----------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY       To seek to provide total return        .   Ivy Investment
  INCOME/(++++)/            through a combination of current           Management
                            income and capital appreciation.           Company (IICO)
-----------------------------------------------------------------------------------------
IVY VIP HIGH INCOME         To seek to provide total return        .   Ivy Investment
                            through a combination of high              Management
                            current income and capital                 Company (IICO)
                            appreciation.
-----------------------------------------------------------------------------------------
IVY VIP NATURAL             To seek to provide capital growth and  .   Ivy Investment
  RESOURCES/(++++)/         appreciation.                              Management
                                                                       Company (IICO)
-----------------------------------------------------------------------------------------
IVY VIP SMALL CAP           To seek to provide growth of capital.  .   Ivy Investment
  GROWTH/(++++)/                                                       Management
                                                                       Company (IICO)
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST -                                           INVESTMENT ADVISER
 SHARE CLASS II                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                              AS APPLICABLE)
-----------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE        Seeks capital appreciation.            .   Legg Mason
  AGGRESSIVE GROWTH                                                    Partners Fund
  PORTFOLIO                                                            Advisor, LLC
                                                                       (Investment
                                                                       Manager)
                                                                   .   Sub-Adviser:
                                                                       ClearBridge
                                                                       Investments, LLC
-----------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE        Seeks long-term capital appreciation.  .   Legg Mason
  APPRECIATION PORTFOLIO                                               Partners Fund
                                                                       Advisor, LLC
                                                                       (Investment
                                                                       Manager)
                                                                   .   Sub-Adviser:
                                                                       ClearBridge
                                                                       Investments, LLC
-----------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE        Seeks dividend income, growth of       .   Legg Mason
  DIVIDEND STRATEGY         dividend income and long-term              Partners Fund
  PORTFOLIO                 capital appreciation.                      Advisor, LLC
                                                                       (Investment
                                                                       Manager)
                                                                   .   Sub-Adviser:
                                                                       ClearBridge
                                                                       Investments, LLC
-----------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST -                                            INVESTMENT ADVISER
 SHARE CLASS II                                                     (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                               AS APPLICABLE)
------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID    Seeks long-term growth of capital.      .   Legg Mason
  CAP PORTFOLIO                                                         Partners Fund
                                                                        Advisor, LLC
                                                                        (Investment
                                                                        Manager)
                                                                    .   Sub-Adviser:
                                                                        ClearBridge
                                                                        Investments, LLC
------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC       The fund seeks the highest total        .   Legg Mason
  MULTI-STRATEGY VIT        return (that is, a combination of           Partners Fund
  PORTFOLIO                 income and long-term capital                Advisor, LLC
                            appreciation) over time consistent          (Investment
                            with its asset mix. The fund will seek      Manager)
                            to reduce volatility as a secondary     .   Sub-Adviser: QS
                            objective.                                  Investors, LLC
                                                                        and Western
                                                                        Asset
                                                                        Management
                                                                        Company
------------------------------------------------------------------------------------------


 LORD ABBETT SERIES                                                  INVESTMENT ADVISER
 FUND, INC. - CLASS VC                                               (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                                AS APPLICABLE)
-------------------------------------------------------------------------------------------
LORD ABBETT BOND            The fund's investment objective is to    .   Lord, Abbett &
  DEBENTURE PORTFOLIO       seek high current income and the             Co. LLC
  (VC)                      opportunity for capital appreciation to
                            produce a high total return.
-------------------------------------------------------------------------------------------


 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                INVESTMENT ADVISER
 SERVICE CLASS PORTFOLIO                                           (AND SUB-ADVISER(S),
 NAME                       OBJECTIVE                              AS APPLICABLE)
-----------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST      The fund's investment objective is to  .   Massachusetts
  SERIES                    seek capital appreciation.                 Financial
                                                                       Services Company
-----------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS        The fund's investment objective is to  .   Massachusetts
  INVESTORS GROWTH STOCK    seek capital appreciation.                 Financial
  PORTFOLIO                                                            Services Company
-----------------------------------------------------------------------------------------


 NEUBERGER BERMAN
 ADVISERS MANAGEMENT                                             INVESTMENT ADVISER
 TRUST - S CLASS SHARES                                          (AND SUB-ADVISER(S),
 PORTFOLIO NAME             OBJECTIVE                            AS APPLICABLE)
---------------------------------------------------------------------------------------
NEUBERGER BERMAN            The fund seeks long-term growth of   .   Neuberger
  INTERNATIONAL EQUITY      capital by investing primarily in        Berman
  PORTFOLIO                 common stocks of foreign companies.      Investment
                                                                     Advisers LLC
---------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S.       The fund seeks long-term growth of   .   Neuberger
  EQUITY INDEX PUTWRITE     capital and income generation.           Berman
  STRATEGY PORTFOLIO                                                 Investment
                                                                     Advisers LLC
---------------------------------------------------------------------------------------


 NORTHERN LIGHTS                                                INVESTMENT ADVISER
 VARIABLE TRUST                                                 (AND SUB-ADVISER(S),
 PORTFOLIO NAME              OBJECTIVE                          AS APPLICABLE)
--------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED         The Portfolio seeks to provide     .   7Twelve
  PORTFOLIO/(++++)(+++++)/   superior volatility risk-adjusted      Advisors, LLC
                             returns when compared to the bond
                             and equity markets in general.
--------------------------------------------------------------------------------------


 PIMCO VARIABLE
 INSURANCE TRUST -                                                  INVESTMENT ADVISER
 ADVISOR CLASS PORTFOLIO                                            (AND SUB-ADVISER(S),
 NAME                       OBJECTIVE                               AS APPLICABLE)
------------------------------------------------------------------------------------------
PIMCO                       Seeks maximum real return consistent    .   Pacific
  COMMODITYREALRETURN(R)    with prudent investment                     Investment
  STRATEGY PORTFOLIO        management.                                 Management
                                                                        Company LLC
------------------------------------------------------------------------------------------
PIMCO INCOME                The Portfolio's primary investment      .   Pacific
  PORTFOLIO/(+)/            objective is to maximize current            Investment
                            income. Long-term capital                   Management
                            appreciation is a secondary objective.      Company LLC
------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------
                                                                   INVESTMENT ADVISER
 PROFUNDS VP PORTFOLIO                                             (AND SUB-ADVISER(S),
 NAME                       OBJECTIVE                              AS APPLICABLE)
-----------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY    Seeks investment results, before fees  .   ProFund
                            and expenses, that correspond to the       Advisors LLC
                            performance of the Dow Jones U.S.
                            Biotechnology/SM/ Index.
-----------------------------------------------------------------------------------------


 PUTNAM VARIABLE TRUST -                                       INVESTMENT ADVISER
 IB SHARE CLASS                                                (AND SUB-ADVISER(S),
 PORTFOLIO PORTFOLIO NAME    OBJECTIVE                         AS APPLICABLE)
-------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED        Seeks as high a level of current  .   Putnam
  INCOME FUND                income as Putnam Investment           Investment
                             Management, LLC believes is           Management, LLC
                             consistent with preservation of   .   Sub-Adviser:
                             capital.                              Putnam
                                                                   Investments
                                                                   Limited
-------------------------------------------------------------------------------------


                                                                  INVESTMENT ADVISER
 VANECK VIP TRUST - S                                             (AND SUB-ADVISER(S),
 CLASS PORTFOLIO NAME       OBJECTIVE                             AS APPLICABLE)
----------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD      Seeks long-term capital appreciation  .   Van Eck
  ASSETS FUND/(++++)/       by investing primarily in hard asset      Associates
                            securities. Income is a secondary         Corporation
                            consideration.
----------------------------------------------------------------------------------------





(+) Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(++) This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(++++)Not all variable investment options are available under all contracts.
      This investment option is only available if you purchased your contract before approximately October 22, 2018.
(+++++)7Twelve/TM/ is registered belonging to Craig L. Israelsen.
* This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
--------------------------------------------------
(1)   AXA Moderate Allocation
--------------------------------------------------
(2)   AXA/AB Dynamic Aggressive Growth
--------------------------------------------------
(3)   AXA/AB Dynamic Growth
--------------------------------------------------
(4)   AXA/AB Dynamic Moderate Growth
--------------------------------------------------
(5)   AXA/AB Small Cap Growth
--------------------------------------------------
(6)   AXA Aggressive Strategy
--------------------------------------------------
(7)   AXA Balanced Strategy
--------------------------------------------------
(8)   AXA/ClearBridge Large Cap Growth
--------------------------------------------------
(9)   AXA Conservative Growth Strategy
--------------------------------------------------
(10)  AXA Conservative Strategy
--------------------------------------------------
(11)  AXA Growth Strategy
--------------------------------------------------
(12)  AXA International Core Managed Volatility
--------------------------------------------------
(13)  AXA/Janus Enterprise
--------------------------------------------------
(14)  AXA Large Cap Value Managed Volatility
--------------------------------------------------
(15)  AXA/Loomis Sayles Growth
--------------------------------------------------
(16)  AXA Mid Cap Value Managed Volatility
--------------------------------------------------
(17)  AXA Moderate Growth Strategy
--------------------------------------------------
(18)  Franklin Founding Funds Allocation VIP Fund
--------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2019 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or the Special DCA program. If you wish to fund one or more of the Guaranteed benefits you elected, you may allocate contributions to the Protected Benefit account variable investment options or the Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series E contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix VIII for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA program time periods do not extend beyond 12 months. This plan of investing does not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series E contract:

..   Special dollar cost averaging;

..   General dollar cost averaging; and

..   Investment simplifier.

The only dollar cost averaging program that is available to fund your Guaranteed benefits is the special dollar cost averaging (the "Special DCA program"). The Special DCA program allows you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Only new contributions may be allocated to the Special DCA program. For information on how the Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAM. Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

                              -------------------

Under the Special DCA program, the following applies:

..   Initial contributions to the Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

                        CONTRACT FEATURES AND BENEFITS

..   Contributions into the Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate the Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;


..   You can enroll in a Special DCA program on your contract application or at any time you make a new contribution. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program;


   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to the Special DCA program may be designated for the
    Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of the Special DCA program, 100% of your contribution must be allocated to the account for special dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.


   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.


..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;


..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options;


..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER THE SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series E contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the Special DCA program as part of the Systematic transfer program;

..   The Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is the Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

                        CONTRACT FEATURES AND BENEFITS

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

                        CONTRACT FEATURES AND BENEFITS

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through the Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 45 - 80 and with all contract types. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded and (ii) four years from contract issue. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

GMIB BENEFIT BASE


Your GMIB has a benefit base that determines your Annual withdrawal amount and your Lifetime GMIB payments. We apply a Roll-up rate to your GMIB benefit base. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first seven contract years. See "Annual Roll-up rate", "Deferral Roll-up rate" and "New business rates" later in this Prospectus for more information.

--------------------------------------------------------------------------------
THE INITIAL ANNUAL ROLL-UP RATE AND DEFERRAL ROLL-UP RATE THAT APPLY DURING
YOUR FIRST SEVEN CONTRACT YEARS IS REFERRED TO IN YOUR CONTRACT AS THE LOCK-IN RATE, WHICH WE OFFER UNDER OUR GMIB MULTI-YEAR LOCK FEATURE.

--------------------------------------------------------------------------------

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

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                        CONTRACT FEATURES AND BENEFITS

..   Any amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis if you elected the "Greater of" death benefit) and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 80 BENEFIT BASE ON A PRO RATA BASIS (IF YOU ELECTED THE "GREATER OF" DEATH BENEFIT) AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series E contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through the special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit

                        CONTRACT FEATURES AND BENEFITS
base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
--------------------------------------------------------------------------------

One-time reset requests will be processed as follows:


(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or


(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.


The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first seven years of your contract and 4% thereafter or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.


..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

                        CONTRACT FEATURES AND BENEFITS

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.


The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first seven years of your contract and 4% thereafter or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.


..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. Similarly, the initial Roll-up rate may be more or less than 1.00% greater than the Annual Roll-up rate.


Also, the initial rate which applies for the first seven contract years, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The initial rates are described further in this section under "New business rates."


Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.


NEW BUSINESS RATES. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first seven contract years, as specified in your contract. The minimum Annual Roll-up rate and Deferral Roll-up rate for each of those contract years will be the greater of the applicable initial Roll-up rate or the Ten-Year Treasuries Formula Rate. The initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued. After your first seven contract years, the Roll-up rate will never be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate, and the Roll-up rate will never be greater than 8%.

--------------------------------------------------------------------------------
THE INITIAL ANNUAL ROLL-UP RATE AND DEFERRAL ROLL-UP RATE THAT APPLY DURING
YOUR FIRST SEVEN CONTRACT YEARS IS REFERRED TO IN YOUR CONTRACT AS THE LOCK-IN RATE, WHICH WE OFFER UNDER OUR GMIB MULTI-YEAR LOCK FEATURE.
--------------------------------------------------------------------------------

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the first seven contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the first seven contract years will get the initial Roll-up rates described above. The initial Roll-up rate is no longer applicable starting in the eighth year of your contract.

RENEWAL RATES. After the first seven contract years, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

                        CONTRACT FEATURES AND BENEFITS

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new initial rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program and any contribution amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Account Access.


--------------------------------------------------------------------------------
THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:


..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by


..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:


..   your GMIB benefit base on the preceding contract date anniversary, multiplied by


..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:


..   the Annual Roll-up rate in effect at the time, multiplied by


..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:


..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY

..   4% (your current Annual Roll-up rate) EQUALS


..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

                        CONTRACT FEATURES AND BENEFITS

..   $4,840 (the Annual withdrawal amount, which was withdrawn) PLUS


..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS


..   $3,930


On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS


..   $127,322


Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you

                        CONTRACT FEATURES AND BENEFITS
   first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.


If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:


(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.


If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:


(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.


(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus


(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

                        CONTRACT FEATURES AND BENEFITS

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Pleasenote:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series E QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series E QP contract into a Retirement Cornerstone(R) Series E traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;


(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date;

(vi)if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable);


(vii)if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant's age; and

(viii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) Series E contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

              ----------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT   SERIES E CONTRACT
              ----------------------------------------------------
              Return of Principal death benefit  Issue Ages 0-80
              ----------------------------------------------------
              Highest Anniversary                Issue Ages 0-75
              Value death benefit
              ----------------------------------------------------
              RMD Wealth Guard death benefit     Issue Ages 20-68
              ----------------------------------------------------
              The "Greater of" death benefit     Issue Ages 45-65
              ----------------------------------------------------

The "Greater of" death benefit or Return of Principal death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Highest Anniversary Value death benefit is available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. If you elect the GMIB, but do not elect a Guaranteed minimum death benefit, the Return of Principal death benefit will also be issued with your contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix VIII later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:


..   Protected Benefit account variable investment options;

..   Investment account variable investment options;

..   Guaranteed interest option; and

..   The account for special dollar cost averaging.


FUNDING YOUR GMDB. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals.

RETURN OF PRINCIPAL DEATH BENEFIT

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. The Return of Principal death benefit can only be elected in combination with the GMIB. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions invested in your
    Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                        CONTRACT FEATURES AND BENEFITS

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA AND QPDC CONTRACTS ONLY)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. This benefit base is not an account value or cash value. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

--------------------------------------------------------------------------------
AN RMD WITHDRAWAL IS A WITHDRAWAL THAT IS INTENDED TO SATISFY THE LIFETIME REQUIRED MINIMUM DISTRIBUTIONS FROM CERTAIN TAX-FAVORED PLANS AND ARRANGEMENTS SUCH AS TRADITIONAL IRAS UNDER FEDERAL INCOME TAX RULES. SEE "REQUIRED MINIMUM DISTRIBUTIONS" IN THE "TAX INFORMATION" SECTION OF THE PROSPECTUS FOR MORE INFORMATION.
--------------------------------------------------------------------------------

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; LESS

..   A deduction that reflects any Excess RMD withdrawals from the Protected
    Benefit account, or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

--------------------------------------------------------------------------------
FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT, AN "EXCESS RMD WITHDRAWAL" IS:

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    BEFORE THE CALENDAR YEAR IN WHICH YOU TURN AGE 70 1/2;

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    DURING YOUR FIRST CONTRACT YEAR, EVEN IF YOU TURN AGE 70 1/2 DURING THAT YEAR; OR

..   IN ANY YEAR AFTER YOUR FIRST CONTRACT YEAR, THE PORTION OF A WITHDRAWAL
    FROM YOUR PROTECTED BENEFIT ACCOUNT THAT EXCEEDS YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT FOR THE CALENDAR YEAR.
--------------------------------------------------------------------------------

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

RESETS. On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

CALCULATING YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT. Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury

                        CONTRACT FEATURES AND BENEFITS

Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See "Required minimum distributions" in the "Tax information" section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

..   In each year prior to the calendar year in which you turn age 701/2; and

..   During your first contract year, even if you turn age 701/2 during that year.

WITHDRAWALS PRIOR TO AGE 70 1/2 OR DURING YOUR FIRST CONTRACT YEAR. Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis. Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis even if you turn age 70 1/2 during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. THIS PRO RATA REDUCTION TO THE RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF THE RMD WEALTH GUARD DEATH BENEFIT. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals from the Protected Benefit account:

..   prior to the calendar year in which you turn age 701/2; or

..   during your first contract year, even if you turn age 701/2 during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in "Resets" above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

WITHDRAWALS AT OR AFTER AGE 70 1/2. After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A PRO RATA REDUCTION TO YOUR RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF YOUR RMD WEALTH GUARD DEATH BENEFIT.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to "RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

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                        CONTRACT FEATURES AND BENEFITS

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

The RMD Wealth Guard death benefit is only available for traditional IRA and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner's death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where

(a)equals your total contributions and transfers to the Protected Benefit account; and

(b)equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see "Withdrawals, payments and transfers of funds out of traditional IRAs" in the "Tax Information" section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 80 benefit base.

The Roll-up to age 80 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 80 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE

                        CONTRACT FEATURES AND BENEFITS

FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 80 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU
FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 80, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 80 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 80 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 80 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 80 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 80 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 80 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 80th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 80 benefit base reset is described in more detail below.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 80 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 80 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 80 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.


NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 80 benefit base are the same as the new business rates we set for the GMIB and these new business rates will apply during the first seven contract years. See "New business rates" under "Guaranteed minimum income benefit" for more information.


RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 80 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."


NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Account Access.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 80 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 80 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 80 benefit base is the primary way to increase the value of the Roll-up to age 80 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 80 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 80. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80

                        CONTRACT FEATURES AND BENEFITS
benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:


..   Your Roll-up to age 80 benefit base on the preceding contract date anniversary, multiplied by


..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 80 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 80 benefit base on a pro rata basis. When the owner reaches age 80, withdrawals will reduce your Roll-up to age 80 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 80 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 80 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 80 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 80 benefit base is the primary way to increase the value of the Roll-up to age 80 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 80.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:


..   your Roll-up to age 80 benefit base on the preceding contract date anniversary, multiplied by


..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 80 benefit base.

ROLL-UP TO AGE 80 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 80 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 80 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 80th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 80 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 80 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 80 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 80 BENEFIT BASE

If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 80 benefit base and GMIB benefit base are calculated the same way until age 80. Therefore, your Roll-up to age 80 benefit base and GMIB benefit base are equal until age 80. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 80th birthday, your Roll-up to age 80 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 80, your Roll-up to age 80 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 80 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 80. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 80 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 80 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 80 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 80 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 80 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 80 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 80 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 80 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 80 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis.

Withdrawals affect your GMIB benefit base and Roll-up to age 80 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis.

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                        CONTRACT FEATURES AND BENEFITS

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..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 80, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 80 benefit base.

..   Beginning on the contract date anniversary after age 80, withdrawals will reduce your Roll-up to age 80 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2 will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year even if you turn age 701/2 during that year, will reduce your RMD Wealth Guard death benefit on a pro rata basis.

..   The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   Other than during your first contract year, a withdrawal from your
    Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard benefit base.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. The Return of Principal death benefit cannot be dropped prior to funding your Protected Benefit account. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and your contract has been in force for at least four years, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

                        CONTRACT FEATURES AND BENEFITS

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. This right to drop or change your Guaranteed benefits is in addition to any other rights you may have, as described in Appendix I "Dropping or changing your Guaranteed benefits". See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract.

Please note that if you exercise your right to cancel your contract, your refund amount will be returned to you and will not be restored to your Prior Contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in the Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; and (ii) any optional benefit charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions;

(ii)decreased to reflect withdrawals; or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero, the RMD Wealth Guard death benefit will terminate. You will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted from the Investment account, beginning in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus; and "Tax information" later in the Prospectus for more information.

..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable

                       DETERMINING YOUR CONTRACT'S VALUE
   charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to the Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB, Highest anniversary Death Benefit or RMD Wealth Guard death benefit and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the Highest anniversary death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 69th birthday, or if later, until 90 days after your contract date, subject to the rules and limitations described below:

   -- If you are under age 65, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

   -- If you were age 20-64 on your contract date, and are now age 65 or older, the maximum amount you may transfer to the Protected Benefit account is equal to your Investment account value as of the transaction date minus your total contributions to the Investment account from age 65 through age 68. For purposes of this calculation, "total contributions" excludes contributions you made to the Investment account prior to your first contract date anniversary.


      For example, assume you were 64 1/2 on your contract date, you elected the RMD Wealth Guard death benefit, you are now 68 years old and your Investment account value on the date of your transfer request is $30,000. Further assume that your total contributions to the Investment Account from age 65 to 68 were equal to $20,000, but of that amount $5,000 was contributed before your first contract date anniversary. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options is $15,000 ($30,000 - ($20,000 - $5,000)).


   -- If you elected the RMD Wealth Guard death benefit and were age 65-68 on your contract date, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and


(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in the general dollar cost averaging program.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
--------------------------------------------------------------------------------

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to the Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to the Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

..   Transfers under a Systematic transfer program are subject to the limitations specified in "Transferring your account value" earlier in this section.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix VIII later in this Prospectus for more information.

---------------------------------------------------------------------------------------------------------------
                                                                           METHOD OF WITHDRAWAL
                                                             --------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                         CONTRACT                            PLANS/(1)/ PARTIAL MATIC/(2)/   EQUAL      TION
---------------------------------------------------------------------------------------------------------------
NQ                                                              Yes       Yes      Yes        No         No
---------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
---------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
---------------------------------------------------------------------------------------------------------------
QP/(3)/                                                         Yes       Yes      No         No         No
---------------------------------------------------------------------------------------------------------------

(1)Available for contracts with GMIB only.
(2)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(3)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options. Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were

                             ACCESSING YOUR MONEY
in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
--------------------------------------------------------------------------------

If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

You may elect a systematic withdrawal option up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC

                             ACCESSING YOUR MONEY

WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

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BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD
CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer.

--------------------------------------------------------------------------------
FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 80 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or

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the total amount of the RMD payment will be withdrawn from your Protected
Benefit account variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account and/or Investment account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. Your RMD Wealth Guard death benefit base will be reduced on a pro rata basis by Excess RMD withdrawals. An Excess RMD withdrawal is any of the following:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

..   in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually.

If you elect the RMD Wealth Guard withdrawal service and had previously elected the systematic withdrawal option, your systematic withdrawal program will be terminated.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, if you convert your traditional IRA to a Roth IRA, before you convert, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals, as discussed below) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options.

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options; or


(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from; or


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(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis; or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- If you elected the RMD Wealth Guard death benefit and your Protected
      Benefit account falls to zero, you will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account less the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus.

..   If you do not have, or if you have not yet funded the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1)the NYSE is closed or restricts trading,


(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or the Special DCA program, (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

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..   any disbursement requested within 30 days of an address change;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and


..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series E provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details..

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies

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   before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

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                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:                   0.80%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.30%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.20%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options.

                             CHARGES AND EXPENSES

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to .60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.20% (if you were age 20-64 on your contract date) or 2.00% (if you were age 65-68 on your contract date). See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment

                             CHARGES AND EXPENSES
options on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                             CHARGES AND EXPENSES

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

--------------------------------------------------------------------------------
WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   exercise the GMIB (if applicable), if the surviving spouse is age 85 or older at the time of your death;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If you elected the GMIB, and your surviving spouse is age 85 or older at the time of your death and wishes to exercise the GMIB,

                           PAYMENT OF DEATH BENEFIT
we must receive the exercise election within twelve months of your date of death. The annuity purchase factors that apply in calculating the GMIB payments to your surviving spouse differ from the annuity purchase factors that we generally use to calculate GMIB payments.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. No subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

   A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

..   For contracts with the Highest Anniversary Value or "Greater of" death benefit, as applicable, the following applies:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit and you were age 79 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 75 or younger on the date of your death for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit and you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 80) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

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   -- If the surviving spouse is age 75 or younger for contracts with the
      Highest Anniversary death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 80 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 76 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Highest Anniversary Value death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary Value death benefit.

   -- If the surviving spouse is age 66 or over on the date of your death, for contracts with the "Greater of" death benefit, that death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the "Greater of" death benefit will be set to equal the amount of the "Greater of" death benefit base on the date of your death. If your Total account value is higher than the "Greater of" death benefit base on the date of your death, the "Greater of" death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The "Greater of" death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

     .   The charge for the "Greater of" death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the "Greater of" death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the "Greater of" death benefit base.

      Even though the "Greater of" death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

..   For contracts with the RMD Wealth Guard death benefit, the following applies:

   -- We will increase the Protected Benefit account value to equal RMD Wealth
      Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

   -- If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse's age at the time of the owner's death and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

   -- If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in "Appendix VIII: Rule regarding contributions to your contract" later in this Prospectus and "Transferring your account value" in "Transferring your money among investment options" earlier in this Prospectus. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

   -- If the surviving spouse is age 69 or older at the time of the owner's death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen.

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      This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

   -- A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value.

..   Any partial withdrawal must be at least $300.

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..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

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7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series E contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS


You may not deduct the amount of your contributions to a nonqualified annuity contract. Only section 1035 exchanges are permitted to fund a Retirement Cornerstone(R) Series E NQ contract. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

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                                TAX INFORMATION

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ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series E contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. We do not currently offer a period certain option without life contingencies. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

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..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and

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individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series E IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

The Retirement Cornerstone(R) Series E traditional IRA contract may be funded only through a direct rollover or transfer of funds from a contract previously issued by us. Partial rollovers or partial direct transfers from eligible Prior Contracts are not permitted. See "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus or "Rollover contributions to this Roth IRA contract" later in this section for more information. Contributions to this contract cannot be made through "regular" IRA contributions out of your current compensation or from any source other than eligible prior Contracts described above. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other IRAs, including SEP, SIMPLE and SARSEP IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding. This is the only type of rollover permitted to be made to a Retirement Cornerstone(R) Series E IRA contract.

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..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this Section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "ONE-PER-YEAR LIMIT." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

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If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

ANNUITY PAYMENTS UNDER THE RMD WEALTH GUARD REFUND FEATURE

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See "RMD Wealth Guard Refund feature" in "Contract features and benefits" earlier in this Prospectus for additional information.

The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

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ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first

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day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series E Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

All contributions to a Retirement Cornerstone(R) Series E Roth IRA contract must be a direct transfer or rollover contribution. We do not accept regular contributions out of earnings.

See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

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..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make IRA rollover transactions (Roth IRAs or otherwise) only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

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NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth
IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

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You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same

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proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE


If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract; and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

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We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

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Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation

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that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services
CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.
Farmer's Financial Solution


Geneos Wealth Management
Gradient Securities, LLC

H. Beck, Inc.

H.D. Vest Investment Securities, Inc.

Huntleigh Securities Corp.

Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning

Lion Street Financial

LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC
PlanMember Securities Corp.

PNC Investments
Primerica Financial Services, Inc.

Prospera Financial Services

Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Wells Fargo

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Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series E contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series E QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series E QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series E contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, there may be a benefit base adjustment to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in a benefit base adjustment on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series E contract may not be rollover eligible.

For QPDC contracts only: You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking lifetime RMDs, because withdrawals from your Protected Benefit account reduce your RMD Wealth Guard death benefit base on a pro rata basis, until any such time as the QPDC contract is converted to an IRA.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 80       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:


  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120.


(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 80 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 80 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 80 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 80 benefit base is equal to the previous year's Roll-up to age 80 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 80 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 80 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 80 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 80 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 80 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 80 benefit base.

For example:


  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 80 benefit base of $133,937.


                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series E contract. The table illustrates the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the table illustrates that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.76)% and 3.24% for the Series E Protected Benefit account variable investment options and (2.54)% and 3.46%, for the Series E Investment account variable investment options.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following table reflects the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.58% for the Protected Benefit account variable investment options and of 0.61% for the Investment account variable investment options, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.63% for the Protected Benefit account variable investment options and 0.38% for the Investment account variable investment options and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options and 0.25% for the Investment account variable investment options. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustration that follows, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE(R) - SERIES E

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,984  41,384 56,909 60,509  95,893 101,893  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,994  42,816 53,846 60,977  91,839 103,793  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,029  44,297 50,807 61,400  87,836 105,697  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,088  45,830 47,790 61,775  83,879 107,605  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,172  47,416 44,792 62,097  79,964 109,513  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,278  49,056 41,810 62,363  76,088 111,420  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,408  50,754 38,840 62,568  72,248 113,322  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,559  52,510 35,879 62,706  68,438 115,216  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,732  54,327 32,925 62,774  64,657 117,101  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,926  56,206 29,974 62,765  60,900 118,971  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,163  66,627 15,147 61,367  42,310 127,994 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,880  78,979    650 57,896  24,531 136,874 108,057 108,057 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,994  93,621      0 52,210  20,994 145,830       0 108,057       0 159,950 *$7,047     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,456 110,977      0 43,577  18,456 154,554       0 108,057       0 194,604   7,047 **$13,474
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value.

*  Payments of $7,047 will continue as lifetime payments
** Payments of at least $13,474 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series E contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES E CONTRACT'S FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "We require that the          You are not required to use our forms when
             following types of                making a transaction request. If a written
             communications be on specific     request contains all the information
             forms we provide for that         required to process the request, we will
             purpose (and submitted in the     honor it. Although you are not required to
             manner that the forms specify)"   use our withdrawal request form, if you do
             in "Who is AXA Equitable" and     not specify whether we should process a
             "Effect of Excess withdrawals"    withdrawal that results in an Excess
             in "Contract features and         withdrawal, and the transaction results in
             benefits"                         an Excess withdrawal, we will not process
                                               that request.
             See "Your right to cancel within  If you reside in the state of California
             a certain number of days" in      and you are age 60 or older at the time the
             "Contract features and benefits"  contract is issued, you may return your
                                               Retirement Cornerstone(R) Series E contract
                                               within 30 days from the date that you
                                               receive it and receive a refund as
                                               described below. This is also referred to
                                               as the ''free look'' period.
                                               If you allocate your entire initial
                                               contribution to the EQ/Money Market
                                               variable investment option (and/or
                                               guaranteed interest option, if available),
                                               the amount of your refund will be equal to
                                               your contribution, unless you make a
                                               transfer, in which case the amount of your
                                               refund will be equal to your Total account
                                               value on the date we receive your request
                                               to cancel at our processing office. This
                                               amount could be less than your initial
                                               contribution. If you allocate any portion
                                               of your initial contribution to the
                                               variable investment options (other than the
                                               EQ/Money Market variable investment
                                               option), your refund will be equal to your
                                               Total account value on the date we receive
                                               your request to cancel at our processing
                                               office.
             See ''Transfers of ownership,     Guaranteed benefits do not terminate upon a
             collateral assignments, loans     change of owner or absolute assignment of
             and borrowing'' in ''More         the contract. Guaranteed benefits will
             Information''                     continue to be based on the original
                                               measuring life (i.e., owner, older joint
                                               owner, annuitant, older joint annuitant).
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does not apply.
             transfer in excess of 12
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"
             See "GMIB "no lapse               The no-lapse guarantee will not terminate
             guarantee"" under "Guaranteed     if your aggregate withdrawals from your
             minimum income benefit" in        Protected Benefit account in any contract
             "Contract features and benefits"  year following the contract year in which you first fund your Protected Benefit
                                               Account exceed your Annual Withdrawal
                                               Amount unless the excess withdrawal drives
                                               your account value to zero.
             See "Disruptive transfer          The ability to restrict transfers due to
             activity" in "Transferring your   market timing can only be determined by the
             money among investment options"   underlying fund managers. AXA Equitable's
                                               right to restrict transfers due to market
                                               timing does not apply.
             See "Transfer Charge" in          The charge for excessive transfers does not
             "Charges and Expenses"            apply.
                                               The ability to reserve the right to impose
                                               a limit on the number of free transfers
                                               does not apply.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Special service charges" in  The charge for third-party transfers or
(CONTINUED)  "Charges and Expenses"            exchanges does not apply.
                                               The maximum charge for check preparation is
                                               $9 per occurrence.

             See "Misstatement of age" in      We will not deduct interest for any
             "More information"                overpayments made by us due to a
                                               misstatement of age or sex. Any
                                               overpayments will be deducted from future
                                               payments.

             See "Transfers of ownership,      Benefits terminate upon any change of owner
             collateral assignments, loans     who is the measuring life, unless the
             and borrowing" in "More           change of ownership is due to a divorce
             information"                      where the spouse is awarded 100% of the
                                               account value and chooses to continue the
                                               contract in his or her name and meets the
                                               age requirements of the applicable benefit
                                               on the date the change in ownership occurs.
                                               Benefits do not terminate upon assignment.
                                               Your contract cannot be assigned to an
                                               institutional investor or settlement
                                               company, either directly or indirectly, nor
                                               may the ownership be changed to an
                                               institutional investor or settlement
                                               company.
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE     See "Your right to cancel within  If you reside in the state of Delaware, at
             a certain number of days" in      the time the contract was issued, you may
             "Contract features and benefits"  return your Retirement Cornerstone(R)
                                               Series E replacement contract within 20
                                               days from the date you received it and
                                               receive a full refund of your contribution
                                               or cash value, whichever is greater.

             See "Greater of death benefit"    If the Guaranteed minimum income benefit is
             under "Guaranteed benefit         elected or if the Guaranteed minimum income
             charges" in "Charges and          benefit is elected with the Return of
             expenses"                         Principal death benefit, Highest
                                               Anniversary Value death benefit, or
                                               "Greater of" death benefit, the maximum
                                               charge for each benefit is 1.65%. If the
                                               RMD Wealth Guard death benefit is elected
                                               the maximum charge is 1.40%.
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this section,
             contribute to your contract" in   item (ii) regarding the $2,500,000
             "Contract features and benefits"  limitation on contributions is deleted. The remainder of this section is unchanged.

             See "How you can purchase and     We may not discontinue the acceptance of
             contribute to your contract" in   contributions.
             "Contract features and benefits"

             See "When to expect payments" in  For any payment we defer for more than 30
             "Accessing your money"            days, we will pay interest to that payment
                                               based on an annual interest rate that is
                                               equal to, or greater than, the Moody's
                                               Corporate Bond Yield Average Monthly
                                               Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces the first
             option" under "Your annuity       sentence of the second paragraph in this
             payout options" in "Accessing     section:
             your money"

             See "Annuity maturity date"       Requests to start receiving annuity
             under "Your annuity payout        payments before the maturity date must be
             options" in "Accessing your       made in writing at least 30 days prior to
             money"                            the date annuity payments are to begin.

             See "Special service charges" in  The charge for third-party transfer or
             "Charges and expenses"            exchange applies to any transfer or
                                               exchange of your contract, even if it is to
                                               another contract issued by AXA Equitable.
                                               We will not impose a charge for third-party
                                               transfers or exchanges if the contract
                                               owner is age 65 or older at issue.
                                               You can choose the date annuity payments
                                               begin but it may not be earlier than twelve
                                               months from the Retirement Cornerstone(R)
                                               Series E contract date.

             See "Your right to cancel within  If you reside in the state of Florida, you
             a certain number of days" in      may cancel your variable annuity contract
             "Contract features and benefits"  and return it to us within 21 days from the date that you receive it. You will receive
                                               an unconditional refund equal to the
                                               greater of the cash surrender value
                                               provided in the annuity contract, plus any
                                               fees or charges deducted from the
                                               contributions or imposed under the
                                               contract, or a refund of all contributions
                                               paid.
             See "Transferring your account    We may not require a minimum time period
             value" in "Transferring your      between transfers or establish a daily
             money among investment options"   maximum transfer limit.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA      See "Check preparation charge"    The maximum charge for check preparation is
(CONTINUED)  under "Special service charges"   $25.
             in "Charges and expenses"

             See "Misstatement of age" in      After the second contract date anniversary,
             "More information"                Guaranteed benefits may not be terminated
                                               for misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will terminate
             collateral assignments, loans     with all transfers of ownership, even with
             and borrowing" in "More           a change of owner from a trust to an
             information"                      individual, unless the change of ownership
                                               is due to a divorce where the spouse is
                                               awarded 100% of the Total account value,
                                               chooses to continue the contract in his or
                                               her name and meets the age requirements of
                                               the applicable rider on the date the change
                                               in ownership occurs.
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit and the RMD
             and RMD Wealth Guard death        Wealth Guard death benefit are not
             benefit in "Definitions of key    available. The only Guaranteed minimum
             terms", in "Guaranteed minimum    death benefits that are available are the
             death benefits" and throughout    Return of Principal death benefit and the
             this Prospectus.                  Highest Anniversary Value death benefit.
                                               Both of these death benefits are available
                                               in combination with the Guaranteed minimum
                                               income benefit. The Highest Anniversary
                                               Value death benefit is also available
                                               without the Guaranteed minimum income
                                               benefit. The Return of Principal death
                                               benefit can only be elected in combination
                                               with the Guaranteed minimum income benefit.

             See "GMIB Benefit base" under     For the GMIB, there are caps on the GMIB
             "Guaranteed minimum income        benefit base, which are based on a
             benefit" in "Contract features    percentage of total contributions and
             and benefits"                     transfers to the Protected Benefit account:

                                    Initial      Cap Amount
                                    Funding Age  ----------
                                    -----------
                                    45-49        350% on GMIB benefit base
                                    50+          No Cap on GMIB benefit base

                                             The cap is determined by the age of the
                                             owner at the time of first funding of the
                                             Protected Benefit account. If the
                                             Protected Benefit account is funded at age
                                             50 or greater there is no cap. If the
                                             Protected Benefit account is funded at
                                             ages 45 to 49, the cap percentage is set
                                             to 350% and does not change for the life
                                             of the contract, unless there is a GMIB
                                             benefit base reset at age 50 or greater.
                                             If there is a GMIB benefit base reset at
                                             age 50 or greater, there is no cap,
                                             regardless of the age of the owner at
                                             first funding. If there is a GMIB benefit
                                             base reset prior to age 50, the GMIB
                                             benefit base will be capped at 350%,
                                             multiplied by the Protected Benefit
                                             account value at time of the GMIB benefit
                                             base reset, plus 350% of all contributions
                                             and transfers made to the Protected
                                             Benefit account after the reset. Neither a
                                             GMIB benefit base reset nor withdrawals
                                             from your Protected Benefit account will
                                             lower the cap amount.
              See "Withdrawals treated as    We do not have the right to terminate the
              surrenders" in "Accessing      contract if no contributions are made
              your money"                    during the last three contract years and
                                             the cash value is less than $500.

              See "Your annuity payout       Your choice of annuity payout options
              options" in "Accessing your    includes a straight life fixed income
              money"                         annuity.

              See "Charges and expenses"     Deductions for charges from the guaranteed
                                             interest option and the Special DCA
                                             account are not permitted.
                                             The charge for third-party transfer or
                                             exchange does not apply.
                                             The check preparation charge does not
                                             apply.

              See "Transfers of ownership,   Collateral assignments are not limited to
              collateral assignments, loans  the period prior to the first contract
              and borrowing" in "More        date anniversary. You may assign all or a
              information"                   portion of your NQ contract at any time,
                                             pursuant to the terms described in this
                                             Prospectus.
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel      If you reside in the state of North Dakota
              within a certain number of     at the time the contract is issued, you
              days" in "Contract features    may return your Retirement Cornerstone(R)
              and benefits"                  Series E contract within 20 days from the
                                             date that you receive it and receive a
                                             full refund of your contributions or cash
                                             value, whichever is greater.
------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA  See "Your beneficiary and         Amounts allocated to the Guaranteed
(CONTINUED)   payment of benefit" in "Payment   interest option will continue to earn
              of death benefit"                 interest until the applicable death benefit
                                                is paid. This means that your death benefit
                                                (other than the applicable guaranteed
                                                minimum death benefit) will be increased by
                                                the amount of interest credited to any
                                                assets in the Guaranteed interest option up
                                                until the date on which we pay the death
                                                benefit.
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                  Available for direct rollovers from U.S.
                                                source 401(a) plans and direct transfers
                                                from the same type of U.S. source IRAs.
              QP (Defined Benefit) contracts    Not Available

              See "Purchase considerations for  We do not offer contracts to charitable
              a charitable remainder trust"     remainder trusts in Puerto Rico.
              under "Owner and annuitant
              requirements" in "Contract
              features and benefits"

              See "How you can make             Specific requirements for purchasing QP
              contributions" in "Contract       contracts in Puerto Rico are outlined below
              features and benefits"            in "Purchase considerations for QP (Defined
                                                Contribution) contracts in Puerto Rico".

              See "Guaranteed minimum income    Restrictions for the GMIB on a Puerto Rico
              benefit" in "Contract features    QPDC contract are described below, under
              and benefits"                     "Purchase considerations for QP (Defined
                                                Contribution) contracts in Puerto Rico",
                                                and in your contract.

              See "Transfers of ownership,      Transfers of ownership of QP contracts are
              collateral assignments, loans     governed by Puerto Rico law. Please consult
              and borrowing" in "More           your tax, legal or plan advisor if you
              information"                      intend to transfer ownership of
                                                your contract.

              "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP (DEFINED
              (Defined Contribution) contracts  CONTRIBUTION) CONTRACTS IN PUERTO RICO:
              in Puerto Rico" -- this section   Trustees who are considering the purchase
              replaces "Appendix II: Purchase   of a Retirement Cornerstone(R) Series E QP
              considerations for QP contracts"  contract in Puerto Rico should discuss with
              in this Prospectus.               their tax, legal and plan advisors whether
                                                this is an appropriate investment vehicle
                                                for the employer's plan. Trustees should
                                                consider whether the plan provisions permit
                                                the investment of plan assets in the QP
                                                contract, the Guaranteed minimum income
                                                benefit, and the payment of death benefits
                                                in accordance with the requirements of
                                                Puerto Rico income tax rules. The QP
                                                contract and this Prospectus should be
                                                reviewed in full, and the following
                                                factors, among others, should be noted.

                                                LIMITS ON CONTRACT OWNERSHIP
                                                .   The QP contract is offered only as a
                                                    funding vehicle to qualified plan
                                                    trusts of single participant defined
                                                    contribution plans that are
                                                    tax-qualified under Puerto Rico law,
                                                    not United States law. The contract is
                                                    not available to US qualified plans or
                                                    to defined benefit plans qualifying
                                                    under Puerto Rico law.
                                                .   The QP contract owner is the qualified
                                                    plan trust. The annuitant under the
                                                    contract is the self-employed Puerto
                                                    Rico resident, who is the sole plan
                                                    participant.

                                                .   This product should not be purchased if
                                                    the self-employed individual
                                                    anticipates having additional employees
                                                    become eligible for the plan. We will
                                                    not allow additional contracts to be
                                                    issued for participants other than the
                                                    original business owner.

                                                .   If the business that sponsors the plan
                                                    adds another employee who becomes
                                                    eligible for the plan, no further
                                                    contributions may be made to the
                                                    contract. If the employer moves the
                                                    funds to another funding vehicle that
                                                    can accommodate more than one employee,
                                                    this move could result in the loss of
                                                    guaranteed benefits in the contract.
                                                LIMITS ON CONTRIBUTIONS:
                                                .   All contributions must be direct
                                                    transfers from other investments within
                                                    an existing qualified plan trust.

                                                .   Employer payroll contributions are not
                                                    accepted.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------
 STATE           FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------

PUERTO RICO                                     .   Only one additional transfer
(CONTINUED)                                         contribution may be made per contract
                                                    year.

                                                .   Checks written on accounts held in the
                                                    name of the employer instead of the
                                                    plan or the trustee will not be
                                                    accepted.

                                                .   As mentioned above, if a new employee
                                                    becomes eligible for the plan, the
                                                    trustee will not be permitted to make
                                                    any further contributions to the
                                                    contract established for the original
                                                    business owner.
                                                LIMITS
                                                ON
                                                PAYMENTS:
                                                .   Loans are not available under the
                                                    contract.

                                                .   All payments are made to the plan
                                                    trust as owner, even though the plan
                                                    participant/annuitant is the ultimate
                                                    recipient of the benefit payment.

                                                .   AXA Equitable does no tax reporting or
                                                    withholding of any kind. The plan
                                                    administrator or trustee will be
                                                    solely responsible for performing or
                                                    providing for all such services.

                                                .   AXA Equitable does not offer contracts
                                                    that qualify as IRAs under Puerto Rico
                                                    law. The plan trust will exercise the
                                                    GMIB and must continue to hold the
                                                    supplementary contract for the
                                                    duration of the GMIB payments. The
                                                    contract cannot be converted to an IRA.

                                                PLAN
                                                TERMINATION:
                                                .   If the plan participant terminates the
                                                    business, and as a result wishes to
                                                    terminate the plan, the trust would
                                                    have to be kept in existence to
                                                    receive payments. This could create
                                                    expenses for the plan.

                                                .   If the plan participant terminates the
                                                    plan and the trust is dissolved, or if
                                                    the plan trustee (which may or may not
                                                    be the same as the plan participant)
                                                    is unwilling to accept payment to the
                                                    plan trust for any reason, AXA
                                                    Equitable would have to change the
                                                    contract from a Puerto Rico QP to NQ
                                                    in order to make payments to the
                                                    individual as the new owner. Depending
                                                    on when this occurs, it could be a
                                                    taxable distribution from the plan,
                                                    with a potential tax of the entire
                                                    account value of the contract. Puerto
                                                    Rico income tax withholding and
                                                    reporting by the plan trustee could
                                                    apply to the distribution transaction.

                                                .   If the plan trust is receiving GMIB
                                                    payments and the trust is subsequently
                                                    terminated, transforming the contract
                                                    into an individually owned NQ
                                                    contract, the trustee would be
                                                    responsible for the applicable Puerto
                                                    Rico income tax withholding and
                                                    reporting on the present value of the
                                                    remaining annuity payment stream.

                                                .   AXA Equitable is a U.S. insurance
                                                    company, therefore distributions under
                                                    the NQ contract could be subject to
                                                    United States taxation and withholding
                                                    on a "taxable amount not determined"
                                                    basis.
                                                We require owners or beneficiaries of
                                                annuity contracts in Puerto Rico which are
                                                not individuals to document their status
                                                to avoid 30% FATCA withholding from
                                                U.S.-source income.
----------------------------------------------------------------------------------------------

WASHINGTON D.C.  See "Your right to cancel      If you reside in the district of
                 within a certain number of     Washington, D.C., at the time the contract
                 days" in "Contract features    was issued, you may return your Retirement
                 and benefits"                  Cornerstone(R) Series E replacement
                                                contract within 10 days from the date you
                                                received it and receive a refund of your
                                                Total account value under the contract on
                                                the day we receive notification to cancel
                                                the contract.
----------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------


The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 80 benefit base (used in the calculation of the "Greater of" death benefit). The examples are calculated assuming a Series B contract and the GMIB Multi-Year Lock (seven years).


MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.


--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       7.0%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       7.0%/(a)/          $107,000          $    0              0.0%
--------------------------------------------------------------------------------
3       7.0%/(a)/          $114,490          $    0              0.0%
--------------------------------------------------------------------------------
4       7.0%/(a)/          $122,504          $    0              0.0%
--------------------------------------------------------------------------------
5       7.0%/(a)/          $131,080          $    0              0.0%
--------------------------------------------------------------------------------
6       5.5%/(b)/          $140,255          $7,714              5.5%
--------------------------------------------------------------------------------
7       5.5%/(b)/          $140,255          $7,714              5.5%
--------------------------------------------------------------------------------
8       4.3%/(b)/          $140,255          $6,031              4.3%
--------------------------------------------------------------------------------
9       4.7%/(b)/          $140,255          $6,592              4.7%
--------------------------------------------------------------------------------
10      4.4%/(b)/          $140,255          $6,171              4.4%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.


--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      7.0%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      7.0%/(a)/          $107,000          $    0              0.0%
--------------------------------------------------------------------------------
 3      7.0%/(a)/          $114,490          $    0              0.0%
--------------------------------------------------------------------------------
 4      7.0%/(a)/          $122,504          $    0              0.0%
--------------------------------------------------------------------------------
 5      7.0%/(a)/          $131,080          $    0              0.0%
--------------------------------------------------------------------------------
 6      5.5%/(b)/          $140,255          $5,610              4.0%
--------------------------------------------------------------------------------
 7      5.5%/(b)/          $142,359          $5,694              4.0%
--------------------------------------------------------------------------------
 8      4.3%/(b)/          $144,494          $5,780              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       4.7%/(b)/          $144,928          $5,797              4.0%
--------------------------------------------------------------------------------
10      4.4%/(b)/          $145,942          $5,838              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."


-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       7.0%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       7.0%/(a)/          $107,000            $    0                 0.0%
-----------------------------------------------------------------------------------
3       7.0%/(a)/          $114,490            $    0                 0.0%
-----------------------------------------------------------------------------------
4       7.0%/(a)/          $122,504            $    0                 0.0%
-----------------------------------------------------------------------------------
5       7.0%/(a)/          $131,080            $    0                 0.0%
-----------------------------------------------------------------------------------
6       5.5%/(b)/          $140,255            $6,311                 4.5%
-----------------------------------------------------------------------------------
7       5.5%/(b)/          $141,658            $6,375                 4.5%
-----------------------------------------------------------------------------------
8       4.3%/(b)/          $143,074          $5,723/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
9       4.7%/(b)/          $143,504          $5,740/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
10      4.4%/(b)/          $144,508          $5,780/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

(c)In contract year 8 through 10, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.


FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."


-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       7.0%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       7.0%/(a)/          $107,000            $    0                 0.0%
-----------------------------------------------------------------------------------
3       7.0%/(a)/          $114,490            $    0                 0.0%
-----------------------------------------------------------------------------------
4       7.0%/(a)/          $122,504            $    0                 0.0%
-----------------------------------------------------------------------------------
5       7.0%/(a)/          $131,080            $    0                 0.0%
-----------------------------------------------------------------------------------
6       5.5%/(b)/          $140,255          $7,714/(d)/            5.5%/(d)/
-----------------------------------------------------------------------------------
7       5.5%/(b)/          $140,255          $7,714/(d)/            5.5%/(d)/
-----------------------------------------------------------------------------------
8       4.3%/(b)/          $140,255          $6,031/(c)/            4.3%/(c)/
-----------------------------------------------------------------------------------
9       4.7%/(b)/          $140,255          $6,592/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
10      4.4%/(b)/          $140,255          $6,171/(c)/            4.4%/(c)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

(c)In contract years 8 through 10, the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 6 and 7, the contract owner received withdrawal amounts of 5.5% which are the Annual Roll-up rates in effect in those years.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."


-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       7.0%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       7.0%/(a)/          $107,000            $    0                 0.0%
-----------------------------------------------------------------------------------
3       7.0%/(a)/          $114,490            $    0                 0.0%
-----------------------------------------------------------------------------------
4       7.0%/(a)/          $122,504            $    0                 0.0%
-----------------------------------------------------------------------------------
5       7.0%/(a)/          $131,080            $    0                 0.0%
-----------------------------------------------------------------------------------
6       5.5%/(b)/          $140,255            $7,000                4.99%
-----------------------------------------------------------------------------------
7       5.5%/(b)/          $140,969            $7,000                4.97%
-----------------------------------------------------------------------------------
8       4.3%/(b)/          $141,723          $6,094/(c)/            4.3%/(c)/
-----------------------------------------------------------------------------------
9       4.7%/(b)/          $141,723          $6,661/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
10      4.4%/(b)/          $141,723          $6,236/(c)/            4.4%/(c)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

(c)In contract years 8 through 10, the contract owner received the Annual withdrawal amount for those years.


FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.


--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      7.0%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      7.0%/(a)/          $107,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      7.0%/(a)/          $114,490             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      7.0%/(a)/          $122,504             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      7.0%/(a)/          $131,080             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      5.5%/(b)/          $140,255             $7,714              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.5%/(b)/          $140,255             $7,714              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
8      4.3%/(b)/          $140,255             $6,031              $1,683                  5.5%
--------------------------------------------------------------------------------------------------------
9      4.7%/(b)/          $140,255             $6,592              $1,122                  5.5%
--------------------------------------------------------------------------------------------------------
10     4.4%/(b)/          $140,255             $6,171              $1,543                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 80   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 80 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 80th birthday (for the Roll-up to age 80 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 80    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.


(6)The ROLL-UP TO AGE 80 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.


(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 80 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 80   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 80 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 80th birthday (for the Roll-up to age 80 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

--------------------------------------------------------------------------------------------------------------------------------

                                                                            GUARANTEED MINIMUM
                                                                              DEATH BENEFIT
                                                                              -------------


  END                                                                                     HIGHEST
   OF                  PROTECTED                               GMIB        RETURN OF    ANNIVERSARY     ROLL-UP
CONTRACT ASSUMED NET    BENEFIT                               BENEFIT      PRINCIPAL   VALUE BENEFIT   TO AGE 80    "GREATER OF"
  YEAR     RETURN    ACCOUNT VALUE WITHDRAWAL ROLL-UP RATE     BASE       BENEFIT BASE     BASE       BENEFIT BASE  BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%       $135,224      $5,151     4.0%          $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/ $130,073
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %       $135,224      $7,000     4.0%         $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/ $128,224
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 80 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 80 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 80 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series E and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a 1035 exchange from a Prior Contract.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

                                    VIII-1

         APPENDIX VIII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement annuity contract issued by us, including SEP, SIMPLE or SARSEP IRAs.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement annuity contract issued by us, including
                             SEP, SIMPLE or SARSEP IRAs.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a
                             withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your
                             Protected Benefit account.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

                                    VIII-2

         APPENDIX VIII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

                                    VIII-3

         APPENDIX VIII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT (IF
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a transfer from a Prior Contract. The Prior
                             Contract which is the source of the transfer must be owned by the same existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   A separate QP contract must be established for each plan
ON CONTRIBUTIONS TO THE      participant, even defined benefit plan participants.
CONTRACT/(1)/            .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your contract, which are allocated to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age
                             64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age
                             65-68 on your contract date). If you do not elect the RMD Wealth
                             Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to your
                             Protected Benefit account.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

                                    VIII-4

         APPENDIX VIII: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix IX: Exchange program

--------------------------------------------------------------------------------

The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.

The charts set forth in this Appendix provide a summary comparison of some of the important features of Prior Contracts and the Retirement Cornerstone(R) Series E contract. It is important to note that we did not provide disclosures of guaranteed benefits that may have been available under a Prior Contract, since you would not be eligible to exchange to a Retirement Cornerstone(R) Series E contract if you elected one or more of the guaranteed benefits. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Retirement Cornerstone(R) Series E contract. There may be other differences important for you to consider prior to exchanging to a Retirement Cornerstone(R) Series E contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to a Retirement Cornerstone(R) Series E contract. Please note, these charts do not create or modify any existing rights or benefits, all of which are only established by your existing contract.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Under this exchange program, among other conditions, the Prior Contract cannot have elected a living or guaranteed benefit nor have any remaining or outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under a Retirement Cornerstone(R) Series E contract, but would be subject to all other charges and fees under a Retirement Cornerstone(R) Series E contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. For information of eligible Prior Contracts, see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus. If you are considering exchanging your Prior Contract for a Retirement Cornerstone(R) Series E contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

                         APPENDIX IX: EXCHANGE PROGRAM

            THE ACCUMULATOR(R) SERIES ('02/'04 THROUGH SERIES 9.0)

----------------------------------------------------------------------------------------------------
                         PRIOR CONTRACTS                                       NEW CONTRACT
----------------------------------------------------------------------------------------------------
 THE ACCUMULATOR(R) SERIES ('02/'04          THE ACCUMULATOR(R)          RETIREMENT
 THROUGH SERIES'07/'07.5) FOR:               SERIES (8.0/8.2/8.3)        CORNERSTONE(R) SERIES E
 ACCUMULATOR(R); ACCUMULATOR(R)              THROUGH SERIES 9.0) FOR:
 PLUS/SM/; ACCUMULATOR(R) ELITE/SM/; AND     ACCUMULATOR(R);
 ACCUMULATOR(R) SELECT/ SM/ SERIES/1/        ACCUMULATOR(R) PLUS/SM/;
                                             ACCUMULATOR(R)
                                             ELITE/SM/; AND
                                             ACCUMULATOR(R)
                                             SELECT/SM/ SERIES/1/
----------------------------------------------------------------------------------------------------
Annual           If your account    $30      If your account    $30      If your account    $30
Administrative   value on a                  value on a                  value on a
Charge:          contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 less than                   less than                   less than
                 $50,000/2,3/.               $50,000/2,3/.               $50,000/2,3/.

                 If your account    $0       If your account    $0       If your account    $0
                 value on a                  value on a                  value on a
                 contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 $50,000 or                  $50,000 or                  $50,000 or
                 more/2/.                    more/2/.                    more/2/.
----------------------------------------------------------------------------------------------------
Total Separate        1.25% - 1.70%               1.30% - 1.70%                   1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your    The greater of: (i) your    For the purposes of
                 account value (without      account value, less any     determining the death
                 adjustment for any          outstanding loan balance    benefit under your
                 otherwise applicable        plus accrued interest,      Retirement
                 negative market value       if applicable, as of the    Cornerstone(R) Series E
                 adjustment), less any       date we receive             contract, we treat your
                 outstanding loan balance    satisfactory proof of       Investment account and
                 plus accrued interest as    death, any required         any Guaranteed minimum
                 of the date we receive      instructions,               death benefit funded by
                 satisfactory proof of       information and forms       your Protected Benefit
                 death, any required         necessary to effect         account differently.
                 instructions,               payment; and (ii) your
                 information and forms       total contributions,        The death benefit in
                 necessary to effect         adjusted for withdrawals    connection with your
                 payment; and (ii) your      and any withdrawal          Investment account is
                 total contributions,        charges and any taxes       equal to your Investment
                 adjusted for withdrawals    that may apply, less any    account value as of the
                 and any withdrawal          outstanding loan            date we receive
                 charges and any taxes       balance plus accrued        satisfactory proof of
                 that may apply, less any    interest.                   death, any required
                 outstanding loan balance                                instructions for the
                 plus accrued interest.                                  method of payment, and
                                                                         any required information
                                                                         and forms necessary to
                                                                         effect payment. The
                                                                         death benefit payable in
                                                                         connection with your
                                                                         Protected Benefit
                                                                         account will be based on
                                                                         the greater of (i) your
                                                                         Protected Benefit
                                                                         account value, and (ii)
                                                                         the benefit base of your
                                                                         Guaranteed minimum death
                                                                         benefit.
----------------------------------------------------------------------------------------------------
Return of               No Charge                   No Charge             No Additional Charge*
Principal                                                                *PLEASE BE ADVISED THAT
Death Benefit                                                            THE RETURN OF PRINCIPAL
Charge/4/:                                                               DEATH BENEFIT DOES NOT
                                                                         HAVE AN ADDITIONAL
                                                                         CHARGE, BUT THIS
                                                                         GUARANTEED BENEFIT MUST
                                                                         BE ELECTED IN
                                                                         COMBINATION WITH THE
                                                                         GUARANTEED MINIMUM
                                                                         INCOME BENEFIT, WHICH
                                                                         DOES HAVE A CHARGE.
----------------------------------------------------------------------------------------------------
Highest               Not Applicable              Not Applicable            0.35% (current and
Anniversary                                                                      maximum)
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable              Not Applicable             1.15% (current)
Death Benefit                                                                2.30% (maximum)
Charge/4/:
----------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------
                        PRIOR CONTRACTS                                                NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 THE                                                              THE                 RETIREMENT
 ACCUMULATOR(R)                                                   ACCUMULATOR(R)      CORNERSTONE(R)
 SERIES ('02/'04                                                  SERIES              SERIES E
 THROUGH                                                          (8.0/8.2/8.3)
 SERIES'07/'07.5)                                                 THROUGH
 FOR:                                                             SERIES 9.0)
 ACCUMULATOR(R);                                                  FOR:
 ACCUMULATOR(R)                                                   ACCUMULATOR(R);
 PLUS/SM/;                                                        ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   PLUS/SM/;
 ELITE/SM/; AND                                                   ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   ELITE/SM/;
 SELECT/ SM/                                                      AND
 SERIES/1/                                                        ACCUMULATOR(R)
                                                                  SELECT/SM/
                                                                  SERIES/1/
-------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death Benefit           Not Applicable               Not             Maximum  1.20%
Charge/4/:                                                        Applicable                   (for
                                                                                               issue
                                                                                               ages
                                                                                               20-64)
                                                                                               2.00%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               65-68)
                                                                                      Current  0.60%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               20-64)
                                                                                               1.00%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               65-68)
-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income                Not Applicable               Not             1.15% (current)
Benefit Charge/4/:                                                Applicable          2.30% (maximum)
-------------------------------------------------------------------------------------------------------------------
Lifetime Minimum Guaranteed                 1% - 3%                 1% - 3%                  1%
Interest Rate in the Guaranteed
Interest Option:
-------------------------------------------------------------------------------------------------------------------
Loan Features (if your                                              Yes for
employer's plan permits):                     Yes                 Accumulator(R)             No
                                                                    Series
                                                                  8.0/8.2/8.3
                                                                  --------------------
                                                                    No for
                                                                  Accumulator(R)
                                                                  Series 9.0
-                                       -                         ---------------------
Fixed Maturity Options/5/:                    Yes                     No                     No
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with         Not Applicable               Not                    20
your Protected Benefit Account/6/:                                Applicable          Various Classes
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with               37                    23-36                  100+
your Investment Account/6/:             Classes B and IB           Classes B          Various Classes
                                                                    and IB
                                                                    (Series
                                                                  8.0/8.2/8.3)
                                                                   Class IB
                                                                  (Series 9.0)
-------------------------------------------------------------------------------------------------------------------
Sources of Permitted Subsequent         .   Full or               .   Full or         .   Full
Contributions                               partial                   partial             exchange,
                                            exchange,                 exchange,           rollover or
                                            rollover or               rollover            direct
                                            direct                    or                  transfer
                                            transfer                  direct              from a Prior
                                            from another              transfer            Contract
                                            annuity                   from
                                            contract or               another
                                            other                     annuity
                                            eligible                  contract
                                            investment                or
                                        .   After tax                 other
                                            check                     eligible
                                                                      investment
                                                                  .   After
                                                                      tax
                                                                      check
-------------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

---------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
---------------------------------------------------------------------------------------------------
 INCOME MANAGER /SM/ ACCUMULATOR;              INCOME MANAGER/ SM/      RETIREMENT
 INCOME MANAGER/ SM/ ROLLOVER IRA; INCOME      ACCUMULATOR (YEAR         CORNERSTONE(R)
 MANAGER/ SM/ ROLLOVER IRA & CHOICE INCOME     1996); INCOME MANAGER/    SERIES E
 PLAN (YEAR 1995)/1 /                          SM/ ROLLOVER IRA AND
                                               THE CHOICE INCOME PLAN
                                               (YEAR 1996);
                                               ACCUMULATOR (IRA AND
                                               NQ) (YEAR 1997);
                                               ACCUMULATOR/SM/
                                               SELECT/ /(IRA AND NQ)
                                               (YEAR 1997);
                                               ACCUMULATOR/ SM/
                                               (IRA,NQ AND QP) (YEAR
                                               1998); ACCUMULATOR/SM/
                                               SELECT/ /(IRA, NQ AND
                                               QP) (YEAR 1998)/1 /
---------------------------------------------------------------------------------------------------
Annual Contract    If the initial     $30               None            If your account    $30
Fee:               contribution is                                      value on a
                   less than                                            contract date
                   $25,000.                                             anniversary is
                                                                        less than
                                                                        $50,000/2,3/.

                   If the initial     $0                                If your account    $0
                   contribution is                                      value on a
                   more                                                 contract date
                   than $25,000.                                        anniversary is
                                                                        $50,000 or
                                                                        more/2/.
---------------------------------------------------------------------------------------------------
Total Separate              1.15%                   1.20%-1.60%                  1.30%
Account Annual
Expenses:
---------------------------------------------------------------------------------------------------
Death Benefit:     The death benefit is         The death benefit is    For the purposes of
                   equal to the return of       equal to the return     determining the death
                   your account value as of     of your account value   benefit under your
                   the date we receive          as of the date we       Retirement
                   satisfactory proof of        receive satisfactory    Cornerstone(R) Series E
                   death and all                proof of death and      contract, we treat your
                   information and forms        all information and     Investment account and
                   necessary to effect          forms necessary to      any Guaranteed minimum
                   payment.                     effect payment.         death benefit funded by
                                                                        your Protected Benefit
                                                                        account differently.

                                                                        The death benefit in
                                                                        connection with your
                                                                        Investment account is
                                                                        equal to your Investment
                                                                        account value as of the
                                                                        date we receive
                                                                        satisfactory proof of
                                                                        death, any required
                                                                        instructions for the
                                                                        method of payment, and
                                                                        any required information
                                                                        and forms necessary to
                                                                        effect payment. The
                                                                        death benefit payable in
                                                                        connection with your
                                                                        Protected Benefit
                                                                        account will be based on
                                                                        the greater of (i) your
                                                                        Protected Benefit
                                                                        account value, and (ii)
                                                                        the benefit base of your
                                                                        Guaranteed minimum death
                                                                        benefit.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Return of               Not Applicable             Not Applicable        No Additional Charge*
Principal Death                                                         *PLEASE BE ADVISED THAT
Benefit                                                                 THE RETURN OF PRINCIPAL
Charge/4/:                                                              DEATH BENEFIT DOES NOT
                                                                        HAVE AN ADDITIONAL
                                                                        CHARGE, BUT THIS
                                                                        GUARANTEED BENEFIT MUST
                                                                        BE ELECTED IN
                                                                        COMBINATION WITH THE
                                                                        GUARANTEED MINIMUM
                                                                        INCOME BENEFIT, WHICH
                                                                        DOES HAVE A CHARGE.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Highest                 Not Applicable             Not Applicable          0.35% (current and
Anniversary                                                                     maximum)
Value Death
Benefit
Charge/4/:
---------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 INCOME MANAGER/SM/                         INCOME MANAGER/SM/ ACCUMULATOR         RETIREMENT
 ACCUMULATOR; INCOME                        (YEAR 1996); INCOME MANAGER/SM/        CORNERSTONE(R) SERIES E
 MANAGER/SM/ ROLLOVER IRA;                  ROLLOVER IRA AND THE CHOICE INCOME
 INCOME MANAGER/SM/ ROLLOVER                PLAN (YEAR 1996); ACCUMULATOR (IRA
 IRA & CHOICE INCOME PLAN (YEAR             AND NQ) (YEAR 1997);
 1995)/1 /                                  ACCUMULATOR/SM/ SELECT/ /(IRA AND
                                            NQ) (YEAR 1997); ACCUMULATOR/SM/
                                            (IRA,NQ AND QP) (YEAR 1998);
                                            ACCUMULATOR/SM/ SELECT/ /(IRA, NQ
                                            AND QP) (YEAR 1998)/1 /
------------------------------------------------------------------------------------------------------------------------------
"Greater of"         Not Applicable                   Not Applicable                   1.15% (current)
Death Benefit                                                                          2.30% (maximum)
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth           Not Applicable                   Not Applicable               Maximum  1.20% (for
Guard Death                                                                                 issue ages
Benefit                                                                                     20-64)
Charge/4/:                                                                                  2.00% (for
                                                                                            issue ages
                                                                                            65-68)
                                                                                   Current  0.60% (for
                                                                                            issue ages
                                                                                            20-64)
                                                                                            1.00% (for
                                                                                            issue ages
                                                                                            65-68)
------------------------------------------------------------------------------------------------------------------------------
Guaranteed           Not Applicable                   Not Applicable                   1.15% (current)
Minimum Income                                                                         2.30% (maximum)
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
Lifetime                   3%                               3%                               1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
------------------------------------------------------------------------------------------------------------------------------
Loan Features              No                               No                               No
(if
your employer's
plan permits):
------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity             No                               No                               No
Options/5/:
------------------------------------------------------------------------------------------------------------------------------
Variable             Not Applicable                   Not Applicable                         20
Investment                                                                             Various Classes
Options with
your Protected
Benefit
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Variable                   9                               6-24                             100+
Investment                                                                             Various Classes
Options with
your
Investment
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Sources of          .   Full or             .   Full or partial exchange,          .   Full exchange,
Permitted               partial                 rollover or direct transfer            rollover or direct
Subsequent              exchange,               from another annuity contract          transfer from a
Contributions           rollover or             or other eligible investment           Prior Contract
                        direct              .   After tax check
                        transfer from
                        another
                        annuity
                        contract or
                        other
                        eligible
                        investment
                    .   After tax
                        check
------------------------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

-------------------------------------------------------------------------------------------------------------------
                             PRIOR CONTRACTS                                              NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND 2001)/1 /     ACCUMULATOR SELECT/SM/    RETIREMENT CORNERSTONE(R) SERIES
                                                      (YEARS 1999 AND 2000)/ 1/ E
-------------------------------------------------------------------------------------------------------------------
Annual            If the account value on    $30                None            If your account value on   $30
Contract Fee:     a contract date            $0                                 a contract date            $0
                  anniversary is less is                                        anniversary is less than
                  less than $25,000.                                            $50,000/2,3/.
                  If the account value on                                       If your account value on
                  a contract date                                               a contract date
                  anniversary is less is                                        anniversary is $50,000
                  more than $25,000.                                            or more/2/.
-------------------------------------------------------------------------------------------------------------------
Total Separate             1.35% - 1.65%                    1.60% - 170%                     1.30%
Account Annual
Expenses:
-------------------------------------------------------------------------------------------------------------------
Death Benefit:    The greater of: (i) your account    The greater of: (i) your  For the purposes of determining
                  value, less any outstanding loan    account value, less any   the death benefit under your
                  balance plus accrued interest as    outstanding loan balance  Retirement Cornerstone(R) Series
                  of the date we receive              plus accrued interest as  E contract, we treat your
                  satisfactory proof of death, any    of the date we receive    Invest-ment account and any
                  required instructions,              satisfactory proof of     Guaranteed minimum death benefit
                  information and forms necessary     death, any required       funded by your Protected Benefit
                  to effect payment; and (ii) your    instructions,             account differently.
                  total contributions, adjusted       information and forms     The death benefit in connection
                  for withdrawals and any             necessary to effect       with your Investment account is
                  withdrawal charges and any taxes    payment; and (ii) your    equal to your Investment account
                  that may apply, less any            total contributions,      value as of the date we receive
                  outstanding loan balance plus       adjusted for              satisfactory proof of death, any
                  accrued interest.                   with-drawals and any      required instructions for the
                                                      withdrawal charges and    method of payment, and any
                                                      any taxes that may        required information and forms
                                                      apply, less any           necessary to effect payment. The
                                                      outstanding loan balance  death benefit payable in
                                                      plus accrued interest.    con-nection with your Protected
                                                                                Benefit account will be based on
                                                                                the greater of (i) your
                                                                                Protected Benefit account value,
                                                                                and (ii) the benefit base of
                                                                                your Guaranteed minimum death
                                                                                benefit.
-------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                  Not Applicable            No Additional Charge*
Principal                                                                       *PLEASE BE ADVISED THAT THE
Death Benefit                                                                   RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                      BENEFIT DOES NOT HAVE AN
                                                                                ADDITIONAL CHARGE, BUT THIS
                                                                                GUARANTEED BENEFIT MUST BE
                                                                                ELECTED IN COMBINATION WITH THE
                                                                                GUARANTEED MINIMUM INCOME
                                                                                BENEFIT, WHICH DOES HAVE A
                                                                                CHARGE.
-------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                  Not Applicable         0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
"Greater of"               Not Applicable                  Not Applicable               1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
RMD Wealth                 Not Applicable                  Not Applicable       Maximum  1.20% (for issue ages
Guard Death                                                                              20-64)
Benefit                                                                                  2.00% (for issue ages
Charge/4/:                                                                               65-68)
                                                                                Current  0.60% (for issue ages
                                                                                         20-64)
                                                                                         1.00% (for issue ages
                                                                                         65-68)
-------------------------------------------------------------------------------------------------------------------
Guaranteed                 Not Applicable                  Not Applicable               1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------------------
                       PRIOR CONTRACTS                                                  NEW CONTRACT
---------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND                    ACCUMULATOR              RETIREMENT
 2001)/1 /                                                 SELECT/SM/ (YEARS        CORNERSTONE(R)
                                                           1999 AND 2000)/ 1/       SERIES E
---------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                   3%                              No                        1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------------------
Loan Features (if                  Yes                             Yes                       No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                     Yes                             Yes                       No
Options/5/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment          Not Applicable                  Not Applicable                  20
Options with your                                                                      Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment              26 - 32                         22 - 31                    100+
Options with your                                                                      Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Sources of                .   Full or partial              .   Full or partial      .   Full exchange,
Permitted                     exchange,                        exchange,                rollover or
Subsequent                    rollover or                      rollover or              direct transfer
Contributions                 direct transfer                  direct transfer          from a Prior
                              from another                     from another             Contract
                              annuity contract                 annuity
                              or other eligible                contract or
                              investment                       other eligible
                          .   After tax check                  investment
                                                           .   After tax check


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/         ACCUMULATOR PLUS/SM/    RETIREMENT CORNERSTONE(R)
                                             (YEARS 2000 AND         SERIES E
                                             2001)/1/
------------------------------------------------------------------------------------------------------
Annual Contract Fee:          None                    None            If your account value    $30
                                                                      on a contract date
                                                                      anniversary is less
                                                                      than $50,000/2,3/.

                                                                      If your account value    $0
                                                                      on a contract date
                                                                      anniversary is
                                                                      $50,000 or more/2/.
-                    ---------------------------------------------------------------------------------
Total Separate               1.60%                1.60%-1.70%                    1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------
Death Benefit:       The death benefit is     The greater of: (i)     For the purposes of
                     equal to the return of   your account value,     determining the death benefit
                     your account value as    less any outstanding    under your Retirement
                     of the date we receive   loan balance plus       Cornerstone(R) Series E
                     satisfactory proof of    accrued interest as     contract, we treat your
                     death and all            of the date we          Investment account and any
                     information and forms    receive                 Guaranteed minimum death
                     necessary to effect      sat- isfactory proof    benefit funded by your
                     payment.                 of death, any           Protected Benefit account
                                              required                differently.
                                              instructions,
                                              information and forms   The death benefit in
                                              necessary to effect     connection with your
                                              payment; and (ii)       Investment account is equal
                                              your total              to your Investment account
                                              con- tributions,        value as of the date we
                                              adjusted for            receive satisfactory proof of
                                              withdrawals and any     death, any required
                                              withdrawal charges      instructions for the method
                                              and any taxes that      of payment, and any required
                                              may apply, less any     information and forms
                                              outstanding loan        necessary to effect payment.
                                              balance plus accrued    The death benefit payable in
                                              interest.               connection with your
                                                                      Protected Benefit account
                                                                      will be based on the greater
                                                                      of (i) your Protected Benefit
                                                                      account value, and (ii) the
                                                                      benefit base of your
                                                                      Guaranteed minimum death
                                                                      benefit.
------------------------------------------------------------------------------------------------------
Return of Principal      Not Applicable          Not Applicable          No Additional Charge*
Death Benefit                                                        *PLEASE BE ADVISED THAT THE
Charge/4/:                                                           RETURN OF PRINCIPAL DEATH
                                                                     BENEFIT DOES NOT HAVE AN
                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                     GUARANTEED BENEFIT MUST BE
                                                                     ELECTED IN COMBINATION WITH
                                                                     THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT, WHICH DOES HAVE A
                                                                     CHARGE.
------------------------------------------------------------------------------------------------------
Highest Anniversary      Not Applicable          Not Applicable       0.35% (current and maximum)
Value Death Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------
"Greater of" Death       Not Applicable          Not Applicable             1.15% (current)
Benefit Charge/4/:                                                          2.30% (maximum)

                         APPENDIX IX: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------
                               CONTRACTS                                           NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/             ACCUMULATOR PLUS/SM/       RETIREMENT CORNERSTONE(R)
                                                 (YEARS 2000 AND 2001)/1/   SERIES E
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable        Maximum  1.20% (for issue
Death Benefit                                                                        ages 20-64)
Charge/4/:                                                                           2.00% (for issue
                                                                                     ages 65-68)
                                                                            Current  0.60% (for issue
                                                                                     ages 20-64)
                                                                                     1.00% (for issue
                                                                                     ages 65-68)
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable             1.15% (current)
Income Benefit                                                                   2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                          1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------------------------------
Loan Features (if                No                        Yes                          No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   No                         No                          No
Options/5/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                    20
Options with your                                                                Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment              28                       31-32                        100+
Options with your                                                                Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a Prior
Contributions             from another annuity       from another annuity       Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

--------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
--------------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                 RETIREMENT CORNERSTONE(R) SERIES E
--------------------------------------------------------------------------------------------------------
Annual Contract Fee:                None              If your account value on a             $30
                                                      contract date anniversary is
                                                      less than $50,000/2,3/.

                                                      If your account value on a             $0
                                                      contract date anniversary is
                                                      $50,000 or more/2/.
--------------------------------------------------------------------------------------------------------
Total Separate Account             1.60%                               1.30%
Annual Expenses:
--------------------------------------------------------------------------------------------------------
Death Benefit:            The death benefit is        For the purposes of determining the
                          equal to the return of      death benefit under your Retirement
                          your account value as of    Cornerstone(R) Series E contract, we
                          the date we receive         treat your Investment account and any
                          satisfactory proof of       Guaranteed minimum death benefit funded
                          death and all information   by your Protected Benefit account
                          and forms necessary to      differently.
                          effect payment.
                                                      The death benefit in connection with
                                                      your Investment account is equal to your
                                                      Investment account value as of the date
                                                      we receive satisfactory proof of death,
                                                      any required instructions for the method
                                                      of payment, and any required information
                                                      and forms necessary to effect payment.
                                                      The death benefit payable in connection
                                                      with your Protected Benefit account will
                                                      be based on the greater of (i) your
                                                      Protected Benefit account value, and
                                                      (ii) the benefit base of your Guaranteed
                                                      minimum death benefit.
--------------------------------------------------------------------------------------------------------
Return of Principal            Not Applicable                  No Additional Charge*
Death Benefit                                         *PLEASE BE ADVISED THAT THE RETURN OF
Charge/4/:                                            PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
                                                      ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                      BENEFIT MUST BE ELECTED IN COMBINATION
                                                      WITH THE GUARANTEED MINI-MUM INCOME
                                                      BENEFIT, WHICH DOES HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------
Highest Anniversary            Not Applicable               0.35% (current and maximum)
Value Death Benefit
Charge/4/:
--------------------------------------------------------------------------------------------------------
"Greater of" Death             Not Applicable                     1.15% (current)
Benefit Charge/4/:                                                2.30% (maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death         Not Applicable                            Maximum  1.20% (for
Benefit Charge/4/:                                                                issue ages
                                                                                  20-64)
                                                                                  2.00% (for
                                                                                  issue ages
                                                                                  65-68)
                                                                         Current  0.60% (for
                                                                                  issue ages
                                                                                  20-64)
                                                                                  1.00% (for
                                                                                  issue ages
                                                                                  65-68)
--------------------------------------------------------------------------------------------------------
Guaranteed Minimum             Not Applicable                     1.15% (current)
Income Benefit                                                    2.30% (maximum)
Charge/4/:
--------------------------------------------------------------------------------------------------------
Lifetime Minimum                     No                                  1%
Guaranteed Interest
Rate in the Guaranteed
Interest Option:
--------------------------------------------------------------------------------------------------------
Loan Features (if                   Yes                                  No
your employer's plan
permits):
--------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

--------------------------------------------------------------------------------------------------------------------------------
                     PRIOR CONTRACTS                                  NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                      RETIREMENT CORNERSTONE(R) SERIES E
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                        Yes                                   No
Options/5/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment              Not Applicable                             20
Options with your                                                    Various Classes
Protected Benefit
Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment                    28                                  100+
Options with your                                                    Various Classes
Investment Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial exchange,       .   Full exchange, rollover or
Subsequent                 rollover or direct transfer         direct transfer from a Prior
Contributions              from another annuity contract       Contract
                           or other eligible investment
                       .   After tax check
--------------------------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

--------------------------------------------------------------------------------------------------------------------
                              PRIOR CONTRACTS                                                NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                    EQUI-VEST(R) (SERIES 201)/1/    RETIREMENT CORNERSTONE(R)
                                                     EMPLOYER-SPONSORED              SERIES E
                                                     RETIREMENT PLANS
--------------------------------------------------------------------------------------------------------------------
Annual                 Series 100 and 200 The        If your total       $30         If your account     $30
Administrative Charge: Series 300, 400    lesser of  account value on    (current)   value on a
                       and 500/2/         $30 or 2%  the last day of     $65         contract date
                                          of your    your contract       (maximum)   anniversary is
                                          account    year is less than               less than
                                          value,     $25,000/3,4/.                   $50,000/3,4/.
                                          plus any
                                          amounts    If your total       $0          If your account     $0
                                          previously account value on                value on a
                                          withdrawn  the last day of                 contract date
                                          during     your contract                   anniversary is
                                          the        year is $25,000                 $50,000 or
                                          contract   or more; or if                  more/4/.
                                          year.      the total account
                                          $30        values of all
                                          (current)  EQUI-VEST(R)
                                          $65        contracts, owned
                                          (maximum)  by the same
                                                     person, when
                                                     added together,
                                                     exceeds $100,
                                                     000/4/.
--------------------------------------------------------------------------------------------------------------------
Total Separate                 1.34%-2.00%                      1.20%                           1.30%
Account Annual
Expenses:
--------------------------------------------------------------------------------------------------------------------
Death Benefit:         The death benefit is equal    The greater of: (i) your        For the purposes of
                       to the return of your         account value, less any         determining the death
                       account value as of the date  outstanding loan balance        benefit under your
                       we receive satisfactory       plus accrued interest as of     Retirement Cornerstone(R)
                       proof of death and all        the date we receive             Series E contract, we treat
                       information and forms         satisfactory proof of death,    your Investment account and
                       necessary to effect payment.  any required instructions,      any Guaranteed minimum death
                                                     information and forms           benefit funded by your
                                                     necessary to effect payment;    Protected Benefit account
                                                     and (ii) your total             differently.
                                                     contributions, adjusted for
                                                     withdrawals and any             The death benefit in
                                                     withdrawal charges and any      connection with your
                                                     taxes that may apply, less      Investment account is equal
                                                     any outstanding loan balance    to your Investment account
                                                     plus accrued interest.          value as of the date we
                                                                                     receive satisfactory proof
                                                                                     of death, any required
                                                                                     instructions for the method
                                                                                     of payment, and any required
                                                                                     information and forms
                                                                                     necessary to effect payment.
                                                                                     The death benefit payable in
                                                                                     connection with your
                                                                                     Protected Benefit account
                                                                                     will be based on the greater
                                                                                     of (i) your Protected
                                                                                     Benefit account value, and
                                                                                     (ii) the benefit base of
                                                                                     your Guaranteed minimum
                                                                                     death benefit.
--------------------------------------------------------------------------------------------------------------------
Return of                     Not Applicable                Not Applicable              No Additional Charge*
Principal                                                                            *PLEASE BE ADVISED THAT THE
Death Benefit                                                                        RETURN OF PRINCIPAL DEATH
Charge/5/:                                                                           BENEFIT DOES NOT HAVE AN
                                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                                     GUARANTEED BENEFIT MUST BE
                                                                                     ELECTED IN COMBINATION WITH
                                                                                     THE GUARANTEED MINIMUM
                                                                                     INCOME BENEFIT, WHICH DOES
                                                                                     HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------------
                   PRIOR CONTRACTS                                                       NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                     EQUI-VEST(R)                    RETIREMENT
                                                      (SERIES 201)/1/                 CORNERSTONE(R)
                                                      EMPLOYER-SPONSORED              SERIES E
                                                      RETIREMENT PLANS
-------------------------------------------------------------------------------------------------------------------------
Highest                 Not Applicable                  Not Applicable                0.35% (current and
Anniversary                                                                                maximum)
Value Death
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
"Greater of"            Not Applicable                  Not Applicable                  1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RMD Wealth              Not Applicable                  Not Applicable                Maximum  1.20% (for
Guard Death                                                                                    issue ages
Benefit                                                                                        20-64)
Charge/5/:                                                                                     2.00% (for
                                                                                               issue ages
                                                                                               65-68)
                                                                                      Current  0.60% (for
                                                                                               issue ages
                                                                                               20-64)
                                                                                               1.00% (for
                                                                                               issue ages
                                                                                               65-68)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Guaranteed              Not Applicable                  Not Applicable                  1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Lifetime                    1%-3%                           1%-1.5%                           1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed Maturity               Yes                              No                              No
Options/6/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Loan Features                 No                              Yes                             No
(if
your employer's
plan permits):
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                Not Applicable                  Not Applicable                        20
Investment                                                                              Various Classes
Options with
your Protected
Benefit
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                      99                              98                             100+
Investment             Various classes                  Various classes                 Various classes
Options with
your
Investment
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or                     .   Full or partial             .   Full exchange,
Permitted                 partial                         rollover or                     rollover or
Subsequent                exchange,                       direct transfer                 direct transfer
Contributions             rollover or                     from another                    from a Prior
                          direct                          annuity                         Contract
                          transfer from                   contract or
                          another                         other eligible
                          annuity                         investment
                          contract or                 .   Payroll
                          other eligible                  contribution
                          investment
                      .   After tax check
-------------------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

/3./ For the EQUI-VEST(R) Series 201 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/            EQUI-VEST(R) EXPRESS/SM/          RETIREMENT CORNERSTONE(R)
                                                     (SERIES 701)/1/                   SERIES E
------------------------------------------------------------------------------------------------------------------------
Annual          If your total account  $30 (current) If your total account     $50     If your account value     $30
Administrative  value on the last day  $65 (maximum) value on the last day             on a contract date
Charge:         of your contract year                of your contract year             anniversary is less
                is less than $25,000                 is less than $100,000.            than $50,000/2,3/.
                for NQ contracts (or
                less than $20,000 for                If your total account      $0     If your account value      $0
                IRA contracts)/2/.                   value on the last day             on a contract date
                                                     of your contract year             anniversary is $50,000
                                                     is $100,000 or more.              or more/3/.

                If your total account       $0
                value on the last day
                of your contract year
                is $25,000 or more
                for NQ contracts (or
                $20,000 or more for
                IRA contracts).
------------------------------------------------------------------------------------------------------------------------
Total Separate             0.95% - 2.00%                         1.10%                             1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------
Death Benefit:  The death benefit is equal to the    The death benefit is equal to     For the purposes of
                return of your account value as of   the return of your account        determining the death benefit
                the date we receive satisfactory     value as of the date we           under your Retirement
                proof of the annuitant's death and   receive satisfactory proof of     Cornerstone(R) Series E
                all information and forms necessary  the annuitant's death and all     contract, we treat your
                to effect payment.                   information and forms             Investment account and any
                                                     necessary to effect payment.      Guaranteed minimum death
                                                                                       benefit funded by your
                                                                                       Protected Benefit account
                                                                                       differently.

                                                                                       The death benefit in
                                                                                       connection with your
                                                                                       Investment account is equal to
                                                                                       your Investment account value
                                                                                       as of the date we receive
                                                                                       satisfactory proof of death,
                                                                                       any required instructions for
                                                                                       the method of payment, and any
                                                                                       required information and forms
                                                                                       necessary to effect payment.
                                                                                       The death benefit payable in
                                                                                       connection with your Protected
                                                                                       Benefit account will be based
                                                                                       on the greater of (i) your
                                                                                       Protected Benefit account
                                                                                       value, and (ii) the benefit
                                                                                       base of your Guaranteed
                                                                                       minimum death benefit.
------------------------------------------------------------------------------------------------------------------------
Return of                 Not Applicable                     Not Applicable                No Additional Charge*
Principal                                                                              *PLEASE BE ADVISED THAT THE
Death Benefit                                                                          RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                             BENEFIT DOES NOT HAVE AN
                                                                                       ADDITIONAL CHARGE, BUT THIS
                                                                                       GUARANTEED BENEFIT MUST BE
                                                                                       ELECTED IN COMBINATION WITH
                                                                                       THE GUARANTEED MINIMUM INCOME
                                                                                       BENEFIT, WHICH DOES HAVE A
                                                                                       CHARGE.
------------------------------------------------------------------------------------------------------------------------
Highest                   Not Applicable                     Not Applicable             0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                       NEW CONTRACT
-----------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/        EQUI-VEST(R) EXPRESS/SM/   RETIREMENT
                                                 (SERIES 701)/1/            CORNERSTONE(R) SERIES E
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
"Greater of" Death         Not Applicable             Not Applicable            1.15% (current)
Benefit Charge/4/:                                                              2.30% (maximum)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable        Maximum  1.20% (for
Death Benefit                                                                        issue ages
Charge/4/:                                                                           20-64)
                                                                                     2.00% (for
                                                                                     issue ages
                                                                                     65-68)
                                                                            Current  0.60% (for
                                                                                     issue ages
                                                                                     20-64)
                                                                                     1.00% (for
                                                                                     issue ages
                                                                                     65-68)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable            1.15% (current)
Income Benefit                                                                  2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                         1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Fixed Maturity                  Yes                         No                         No
Options/5/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Loan Features (if                No                         No                         No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                   20
Options with your                                                               Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment              99                         99                        100+
Options with your         Various classes            Various classes            Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a
Contributions             from another annuity       from another annuity       Prior Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check
-----------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) Express/SM/ Series 700 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

----------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                              NEW CONTRACT
----------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/                           EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R)
                                                                                        SERIES E
----------------------------------------------------------------------------------------------------------------------
Annual           If your total         $30 (current)    If your total        $50        If your account       $30
Administrative   account value on      $65 (maximum)    account value on     $0         value on a contract   $0
Charge:          the last day of       $0               the last day of                 date anniversary is
                 your contract year                     your contract year              less than
                 is less than                           is less than                    $50,000/2,3/.
                 $25,000 for NQ                         $100,000.                       If your account
                 contracts (or less                     If your total                   value on a contract
                 than $20,000 for                       account value on                date anniversary is
                 IRA contracts)/2/.                     the last day of                 $50,000 or more/3/.
                 If your total                          your contract year
                 account value on                       is $100,000 or more.
                 the last day of
                 your contract year
                 is $25,000 or more
                 for NQ contracts
                 (or $20,000 or more
                 for IRA contracts).
----------------------------------------------------------------------------------------------------------------------
Total Separate               1.20%-2.00%                            1.25%                          1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------------------------
Death Benefit:   The death benefit is equal to the      The death benefit is equal to   For the purposes of
                 return of your account value as of     the return of your account      determining the death
                 the date we receive satisfactory       value as of the date we         benefit under your
                 proof of the annuitant's death and     receive satisfactory proof of   Retirement Cornerstone(R)
                 all information and forms necessary    the annuitant's death and all   Series E contract, we treat
                 to effect payment.                     information and forms           your Investment account and
                                                        necessary to effect payment.    any Guaranteed minimum
                                                                                        death benefit funded by
                                                                                        your Protected Benefit
                                                                                        account differently.
                                                                                        The death benefit in
                                                                                        connection with your
                                                                                        Investment account is equal
                                                                                        to your Investment account
                                                                                        value as of the date we
                                                                                        receive satisfactory proof
                                                                                        of death, any required
                                                                                        instructions for the method
                                                                                        of payment, and any
                                                                                        required information and
                                                                                        forms necessary to effect
                                                                                        payment. The death benefit
                                                                                        payable in connection with
                                                                                        your Protected Benefit
                                                                                        account will be based on
                                                                                        the greater of (i) your
                                                                                        Protected Benefit account
                                                                                        value, and (ii) the benefit
                                                                                        base of your Guaranteed
                                                                                        minimum death benefit.
----------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                       Not Applicable             No Additional Charge*
Principal                                                                               *PLEASE BE ADVISED THAT THE
Death Benefit                                                                           RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                              BENEFIT DOES NOT HAVE AN
                                                                                        ADDITIONAL CHARGE, BUT THIS
                                                                                        GUARANTEED BENEFIT MUST BE
                                                                                        ELECTED IN COMBINATION WITH
                                                                                        THE GUARANTEED MINIMUM
                                                                                        INCOME BENEFIT, WHICH DOES
                                                                                        HAVE A CHARGE.
----------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                       Not Applicable          0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                            NEW CONTRACT
---------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/               EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R) SERIES E
---------------------------------------------------------------------------------------------------------------
"Greater of" Death      Not Applicable             Not Applicable                    1.15% (current)
Benefit Charge/4/:                                                                   2.30% (maximum)
---------------------------------------------------------------------------------------------------------------
RMD Wealth Guard        Not Applicable             Not Applicable           Maximum  1.20% (for issue ages
Death Benefit                                                                        20-64)
Charge/4/:                                                                           2.00% (for issue ages
                                                                                     65-68)
                                                                            Current  0.60% (for issue ages
                                                                                     20-64)
                                                                                     1.00% (for issue ages
                                                                                     65-68)
---------------------------------------------------------------------------------------------------------------
Guaranteed Minimum      Not Applicable             Not Applicable                    1.15% (current)
Income Benefit                                                                       2.30% (maximum)
Charge/4/:
---------------------------------------------------------------------------------------------------------------
Lifetime Minimum             1%-3%                      1%-3%                               1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------
Fixed Maturity                Yes                        No                                 No
Options/5/:
---------------------------------------------------------------------------------------------------------------
Loan Features (if             No                         No                                 No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------
Variable Investment     Not Applicable             Not Applicable                           20
Options with your                                                                    Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------
Variable Investment           99                         104                               100+
Options with your       Various Classes            Various Classes                   Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial   .   Full or partial exchange,   .   Full exchange, rollover or
Permitted                 exchange,             rollover or direct              direct transfer from a Prior
Subsequent                rollover or           transfer from another           Contract
Contributions             direct transfer       annuity contract or other
                          from another          eligible investment
                          annuity           .   After tax check
                          contract or
                          other eligible
                          investment
                      .   After tax check
---------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For EQUI-VEST(R) Series 800 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------------
                               PRIOR CONTRACTS                                                   NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/             EQUI-VEST(R) (SERIES 100-400)/1/       RETIREMENT CORNERSTONE(R) SERIES E
 (SERIES 600)/1/                            EMPLOYER-SPONSORED RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------------------
Annual           The lesser of a current    Series 100 and        The lesser of    If your account value on   $30
Administrative   charge of $30 (maximum     200/2/                $30 or 2% of     a contract date
Charge:          charge $65) or 2% of                             your account     anniversary is less than
                 your account value, less                         value, plus      $50,000/3,4/.
                 any amount previously                            any prior
                 withdrawn during the                             withdrawals      If your account value on
                 contract year.                                   during the       a contract date
                                                                  contract year.   anniversary is $50,000
                                                                                   or more/4/.
                                            Series 300 and        $30 (current)                               $0
                                            400/2,3/              $65 (maximum)
------------------------------------------------------------------------------------------------------------------------------
Total Separate        1.20% - 2.00%                    1.34% - 2.00%                                1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your   The greater of: (i) your account       For the purposes of determining the
                 account value, less any    value, less any outstanding loan       death benefit under your Retirement
                 outstanding loan balance   balance plus accrued interest as of    Cornerstone(R) Series E contract, we
                 plus accrued interest as   the date we receive satisfactory       treat your Investment account and any
                 of the date we receive     proof of death, any required           Guaranteed minimum death benefit funded
                 satisfactory proof of      instructions, information and forms    by your Protected Benefit account
                 death, any required        necessary to effect payment; and       differently.
                 instructions,              (ii) your total contributions,
                 information and forms      adjusted for withdrawals and any       The death benefit in connection with
                 necessary to effect        withdrawal charges and any taxes       your Investment account is equal to your
                 payment; and (ii) your     that may apply, less any               Investment account value as of the date
                 total contributions,       outstanding loan balance plus          we receive satisfactory proof of death,
                 adjusted for withdrawals   accrued interest.                      any required instructions for the method
                 and any withdrawal                                                of payment, and any required information
                 charges and any taxes                                             and forms necessary to effect payment.
                 that may apply, less any                                          The death benefit payable in connection
                 outstanding loan balance                                          with your Protected Benefit account will
                 plus accrued interest.                                            be based on the greater of (i) your
                                                                                   Protected Benefit account value, and
                                                                                   (ii) the benefit base of your Guaranteed
                                                                                   minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------
Return of             Not Applicable                  Not Applicable                        No Additional Charge*
Principal                                                                          *PLEASE BE ADVISED THAT THE RETURN OF
Death Benefit                                                                      PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
Charge/5/:                                                                         ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                                                   BENEFIT MUST BE ELECTED IN COMBINATION
                                                                                   WITH THE GUARANTEED MINIMUM INCOME
                                                                                   BENEFIT, WHICH DOES HAVE A CHARGE.
------------------------------------------------------------------------------------------------------------------------------
Highest               Not Applicable                  Not Applicable                     0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable                  Not Applicable                           1.15% (current)
Death Benefit                                                                                  2.30% (maximum)
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth            Not Applicable                  Not Applicable               Maximum  1.20% (for issue ages 20-64)
Guard Death                                                                                 2.00% (for issue ages 65-68)
Bene-fit                                                                           Current  0.60% (for issue ages 20-64)
Charge/5/:                                                                                  1.00% (for issue ages 65-68)
------------------------------------------------------------------------------------------------------------------------------
Guaranteed            Not Applicable                  Not Applicable                           1.15% (current)
Minimum Income                                                                                 2.30% (maximum)
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------
                                 PRIOR CONTRACTS                                           NEW CONTRACT
------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/ (SERIES 600)/1/  EQUI-VEST(R) (SERIES             RETIREMENT CORNERSTONE(R)
                                                 100-400)/1/ EMPLOYER-SPONSORED   SERIES E
                                                 RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------
Lifetime Minimum               1% - 3%                       1% - 4%                            1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   Yes                           Yes                              No
Options/6/:
------------------------------------------------------------------------------------------------------------------
Loan Features (if                Yes                           Yes                              No
your employer's plan
permits):
------------------------------------------------------------------------------------------------------------------
Variable Investment         Not Applicable               Not Applicable                         20
Options with your                                                                         Various Classes
Protected Benefit
Account/7/:
------------------------------------------------------------------------------------------------------------------
Variable Investment               99                           99                              100+
Options with your          Various Classes               Various Classes                  Various Classes
Investment Account/7/:
------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial       .   Full or partial rollover or  .   Full exchange, rollover or
Subsequent                 rollover or direct        direct transfer from             direct transfer from a
Contributions              transfer from             another annuity contract or      Prior Contract
                           another annuity           other eligible investment
                           contract or other     .   Payroll contribution
                           eligible investment
                       .   Payroll contribution
------------------------------------------------------------------------------------------------------------------


/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

/3./ For EQUI-VEST(R) Employer Sponsored Plans Series 300-400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX IX: EXCHANGE PROGRAM

                      D. STRUCTURED CAPITAL STRATEGIES(R)


--------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
--------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B, C AND     RETIREMENT CORNERSTONE(R) SERIES E
 ADV/8/
--------------------------------------------------------------------------------------------------------
Annual Contract Fee:                None              If your account value on a             $30
                                                      contract date anniversary is
                                                      less than $50,000/1,2/.

                                                      If your account value on a             $0
                                                      contract date anniversary is
                                                      $50,000 or more/1/.
--------------------------------------------------------------------------------------------------------
Total Separate Account         0.65%-1.65%/3/                          1.30%
Annual Expenses:
--------------------------------------------------------------------------------------------------------
Death Benefit:            The death benefit is        For the purposes of determining the
                          equal to the return of      death benefit under your Retirement
                          your account value as of    Cornerstone(R) Series E contract, we
                          the date we receive         treat your Investment account and any
                          satisfactory proof of       Guaranteed minimum death benefit funded
                          death and all information   by your Protected Benefit account
                          and forms necessary to      differently.
                          effect payment.
                                                      The death benefit in connection with
                                                      your Investment account is equal to your
                                                      Investment account value as of the date
                                                      we receive satisfactory proof of death,
                                                      any required instructions for the method
                                                      of payment, and any required information
                                                      and forms necessary to effect payment.
                                                      The death benefit payable in connection
                                                      with your Protected Benefit account will
                                                      be based on the greater of (i) your
                                                      Protected Benefit account value, and
                                                      (ii) the benefit base of your Guaranteed
                                                      minimum death benefit.
--------------------------------------------------------------------------------------------------------
Return of Principal            Not Applicable                  No Additional Charge*
Death Benefit                                         *PLEASE BE ADVISED THAT THE RETURN OF
Charge/4/:                                            PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
                                                      ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                      BENEFIT MUST BE ELECTED IN COMBINATION
                                                      WITH THE GUARANTEED MINI-MUM INCOME
                                                      BENEFIT, WHICH DOES HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------
Highest Anniversary            Not Applicable               0.35% (current and maximum)
Value Death Benefit
Charge/4/:
--------------------------------------------------------------------------------------------------------
"Greater of" Death             Not Applicable                     1.15% (current)
Benefit Charge/4/:                                                2.30% (maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death         Not Applicable                            Maximum  1.20% (for
Benefit Charge/4/:                                                                issue ages
                                                                                  20-64)
                                                                                  2.00% (for
                                                                                  issue ages
                                                                                  65-68)
                                                                         Current  0.60% (for
                                                                                  issue ages
                                                                                  20-64)
                                                                                  1.00% (for
                                                                                  issue ages
                                                                                  65-68)
--------------------------------------------------------------------------------------------------------
Guaranteed Minimum             Not Applicable                     1.15% (current)
Income Benefit                                                    2.30% (maximum)
Charge/4/:
--------------------------------------------------------------------------------------------------------
Choice Cost/5/                    Up to 5%                               No
--------------------------------------------------------------------------------------------------------
Lifetime Minimum                     No                                  1%
Guaranteed Interest
Rate in the Guaranteed
Interest Option:
--------------------------------------------------------------------------------------------------------
Loan Features (if                    No                                  No
your employer's plan
permits):
--------------------------------------------------------------------------------------------------------
Variable Investment            Not Applicable                            20
Options with your                                                 Various Classes
Protected Benefit
Account/6/:
--------------------------------------------------------------------------------------------------------
Variable Investment                  3                                  100+
Options with your                 Class IB                        Various Classes
Investment Account/6/:
--------------------------------------------------------------------------------------------------------
Structured Investment             Up to 28                               No
Options/6,7/:
--------------------------------------------------------------------------------------------------------

                         APPENDIX IX: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B AND ADV    RETIREMENT CORNERSTONE(R) SERIES E
-----------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted     .   Full or partial          .   Full or partial exchange, rollover
Subsequent                   exchange, rollover or        or direct transfer from a Structured
Contributions:               direct transfer from         Capital Strategies(R) contract. The
                             another annuity              source of the contribution must be
                             contract or other            for the entire account value
                             eligible investment          invested in the variable investment
                                                          options at the time of the
                                                          transaction.
                                                      .   Account value invested in a segment
                                                          is not an eligible source of
                                                          contribution.
-----------------------------------------------------------------------------------------------------------------------------------

/1./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/2./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies(R) Prospectus.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies(R) contract. For more information on Choice costs, please refer to Structured Capital Strategies(R) Prospectus.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

/7./ Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as "Standard Segments" or "Choice Segments", each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a "Choice cost" charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies(R) Prospectus.

/8. /Your contract must be in force for at least four years for you to be eligible to exchange to a Retirement Cornerstone(R) Series E contract.

                         APPENDIX IX: EXCHANGE PROGRAM

Appendix X: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2018             2017
-------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $11.24           $11.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,096            1,157
-------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
-------------------------------------------------------------------------
   Unit value                            $10.12           $10.35
-------------------------------------------------------------------------
   Number of units outstanding (000's)      451              382
-------------------------------------------------------------------------
1290 VT EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $20.01           $22.96
-------------------------------------------------------------------------
   Number of units outstanding (000's)      679              718
-------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $13.39           $14.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)      497              506
-------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $23.31           $27.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)    6,189            6,351
-------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-------------------------------------------------------------------------
   Unit value                            $11.33           $11.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)      585              535
-------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
-------------------------------------------------------------------------
   Unit value                            $ 9.76               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)        4               --
-------------------------------------------------------------------------
1290 VT MICRO CAP
-------------------------------------------------------------------------
   Unit value                            $ 8.75               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3               --
-------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 7.81           $ 9.21
-------------------------------------------------------------------------
   Number of units outstanding (000's)      332              306
-------------------------------------------------------------------------
1290 VT REAL ESTATE
-------------------------------------------------------------------------
   Unit value                            $11.31           $12.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)      586              597
-------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                            $ 8.13               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3               --
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



--------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
                                                      --------------------------------
                                                        2018             2017
--------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
--------------------------------------------------------------------------------------
   Unit value                                         $   9.52               --
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       1               --
--------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
   Unit value                                         $  14.89         $  16.32
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,392            1,433
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                                         $  10.05         $  10.28
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,338            2,537
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                                         $  12.72         $  14.45
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     751              670
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------
   Unit value                                         $  10.47         $  12.37
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   2,487            2,282
--------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  14.74         $  16.07
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 182,618          166,037
--------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  13.75         $  14.54
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 129,078          131,075
--------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  12.92         $  13.53
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  65,805           68,930
--------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  11.33         $  11.64
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  36,191           40,547
--------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  15.57         $  16.79
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 172,934          164,626
--------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $  10.78         $  12.83
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     328              322
--------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $  19.13         $  21.52
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     365              363
--------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------
   Unit value                                         $  20.13         $  23.52
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     181              167
--------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                           2018             2017
-------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $  13.55         $  14.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)      5,547            5,349
-------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------
   Unit value                            $  14.65         $  15.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)    250,952          258,076
-------------------------------------------------------------------------
AXA/AB DYNAMIC AGGRESSIVE GROWTH
-------------------------------------------------------------------------
   Unit value                            $   9.31
-------------------------------------------------------------------------
   Number of units outstanding (000's)      8,629
-------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
-------------------------------------------------------------------------
   Unit value                            $  10.08         $  10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)     52,067           41,035
-------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------
   Unit value                            $  12.48         $  13.43
-------------------------------------------------------------------------
   Number of units outstanding (000's)    131,809          138,077
-------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $  25.92         $  28.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      1,068              971
-------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $   9.39               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)          9               --
-------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $  10.25         $  10.94
-------------------------------------------------------------------------
   Number of units outstanding (000's)     43,454           35,573
-------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $   9.83         $  10.49
-------------------------------------------------------------------------
   Number of units outstanding (000's)     22,940           19,337
-------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------
   Unit value                            $  18.92         $  19.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)      1,233            1,211
-------------------------------------------------------------------------
AXA/JPMORGAN STRATEGIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $   9.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)      7,082
-------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $  10.72         $  11.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)     14,178            9,659
-------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------
   Unit value                            $  24.56         $  25.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)      1,561            1,454
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2018             2017
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $13.20           $14.47
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             3,846            3,985
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $27.51           $27.12
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,313            1,171
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $10.22           $10.88
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               241              225
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $10.25           $11.07
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               244              158
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $17.06           $19.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               303              302
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $10.59           $11.73
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             2,613            2,706
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.18           $12.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,048              933
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $12.46           $13.29
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,199            1,163
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $10.15           $11.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               354              325
----------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
----------------------------------------------------------------------------------
   Unit value                                     $10.52           $10.67
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               992              534
----------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $22.65               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             3,041               --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $19.04           $20.97
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             3,980            4,343
----------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------
   Unit value                                     $ 9.10               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1               --
----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------
                                            FOR THE YEAR ENDING DECEMBER 31,
                                            --------------------------------
                                             2018             2017
----------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------
   Unit value                               $ 23.35          $ 25.12
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,351            1,213
----------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------
   Unit value                               $ 10.52          $ 10.63
----------------------------------------------------------------------------
   Number of units outstanding (000's)       11,732           13,658
----------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------
   Unit value                               $  8.64          $ 10.33
----------------------------------------------------------------------------
   Number of units outstanding (000's)          394              358
----------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------
   Unit value                               $ 23.51          $ 25.06
----------------------------------------------------------------------------
   Number of units outstanding (000's)        6,217            5,842
----------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
----------------------------------------------------------------------------
   Unit value                               $ 21.40               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        4,202               --
----------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
----------------------------------------------------------------------------
   Unit value                               $ 15.60               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,582               --
----------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
----------------------------------------------------------------------------
   Unit value                               $ 12.95               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        3,004               --
----------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------
   Unit value                               $ 19.54               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)          848               --
----------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------
   Unit value                               $  9.93          $  9.98
----------------------------------------------------------------------------
   Number of units outstanding (000's)        5,317            5,978
----------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------
   Unit value                               $ 11.34          $ 13.55
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,472            1,389
----------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------
   Unit value                               $ 20.43          $ 23.63
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,277              968
----------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
----------------------------------------------------------------------------
   Unit value                               $ 15.73               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        2,355               --
----------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
----------------------------------------------------------------------------
   Unit value                               $ 13.21               --
----------------------------------------------------------------------------
   Number of units outstanding (000's)        1,869               --
----------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2018             2017
-------------------------------------------------------------------------
EQ/IVY ENERGY
-------------------------------------------------------------------------
   Unit value                            $ 7.10               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,717               --
-------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                            $24.46               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,690               --
-------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $25.52               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,741               --
-------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $ 8.84               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)        9               --
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $26.47           $27.44
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,340            1,295
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $20.70           $23.02
-------------------------------------------------------------------------
   Number of units outstanding (000's)      891              906
-------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-------------------------------------------------------------------------
   Unit value                            $10.58               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,318               --
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $14.75           $16.50
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,596            1,255
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-------------------------------------------------------------------------
   Unit value                            $18.11               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    6,074               --
-------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                            $31.80               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      661               --
-------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                            $18.95               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,552               --
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $23.15           $26.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,637            1,585
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.03           $ 9.04
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,132            4,616
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2018             2017
----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------
   Unit value                                                 $17.96           $21.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,951            1,739
----------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.33           $10.61
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           985              897
----------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.23               --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,748               --
----------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.90               --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         7,146               --
----------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.53           $ 9.56
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,963            1,700
----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------
   Unit value                                                 $22.49           $25.70
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,156            1,092
----------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------
   Unit value                                                 $27.56           $28.39
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,847            3,557
----------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
----------------------------------------------------------------------------------------------
   Unit value                                                 $39.66               --
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,095               --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $19.35           $23.00
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,169            2,212
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.94           $13.50
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,365            4,155
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.33           $10.95
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           164              112
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.32           $15.26
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,609            1,496
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $14.85           $16.65
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           664              673
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                        2018             2017
---------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------
   Unit value                                          $14.97           $15.85
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  2,287            2,360
---------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
---------------------------------------------------------------------------------------
   Unit value                                          $14.64           $14.83
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,194            1,151
---------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
---------------------------------------------------------------------------------------
   Unit value                                          $19.43           $21.36
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  2,337            2,569
---------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
---------------------------------------------------------------------------------------
   Unit value                                          $10.57           $11.86
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,322            1,164
---------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------
   Unit value                                          $12.29           $12.92
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,535            1,503
---------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------
   Unit value                                          $15.97           $18.30
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    566              584
---------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------
   Unit value                                          $19.45           $23.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    530              512
---------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
---------------------------------------------------------------------------------------
   Unit value                                          $17.24           $19.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    443              492
---------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------
   Unit value                                          $16.77           $17.36
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  4,951            4,983
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $13.49           $14.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  3,997            3,695
---------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $21.59           $23.20
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    283              303
---------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $23.92           $24.10
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    390              420
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------
   Unit value                                          $24.14           $24.52
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    398              376
---------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31,
                                                                --------------------------------
                                                                 2018             2017
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                                                   $25.59           $27.52
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             469              445
------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
   Unit value                                                   $22.57           $26.22
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             249              257
------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $15.33           $15.18
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             949              611
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.30           $11.35
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             183              165
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 8.76           $ 9.52
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             105               87
------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 5.88           $ 6.94
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,290            1,309
------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit value                                                   $30.81           $33.47
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             938              994
------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.96           $10.19
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             771              326
------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.47           $10.35
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             213              222
------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------------------
   Unit value                                                   $10.38           $12.50
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             774              768
------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------------------
   Unit value                                                   $12.36           $12.28
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           5,563            5,899
------------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

Appendix XI: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the date on which you signed your application for your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the ''Approximate Time Period'' below, the noted variations may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURES AND BENEFITS     VARIATION
-----------------------------------------------------------------------------
Issue date before         See "GUARANTEED MINIMUM   Your GMIB has a benefit
August 6, 2018            INCOME BENEFIT -- GMIB    base that determines
                          BENEFIT BASE" in          your Annual withdrawal
                          "CONTRACT FEATURES AND    amount and your Lifetime
                          BENEFITS"                 GMIB payments. We apply
                                                    a Rollup rate to your
                                                    GMIB benefit base. At
                                                    contract issue, an
                                                    initial Annual Roll-up
                                                    rate and Deferral
                                                    Roll-up rate will apply
                                                    during your first five
                                                    contract years. See
                                                    "Annual Roll-up rate",
                                                    "Deferral Roll-up rate"
                                                    and "New business rates"
                                                    later in this Prospectus
                                                    for more information.
                                                    THE INITIAL ANNUAL
                                                    ROLL-UP RATE AND
                                                    DEFERRAL ROLL-UP RATE
                                                    THAT APPLY DURING YOUR
                                                    FIRST FIVE CONTRACT
                                                    YEARS IS REFERRED TO IN
                                                    YOUR CONTRACT AS THE
                                                    LOCK-IN RATE, WHICH WE
                                                    OFFER UNDER OUR GMIB
                                                    MULTI-YEAR LOCK FEATURE.

                          See "GUARANTEED MINIMUM   The Annual Roll-up rate
                          INCOME BENEFIT -- ANNUAL  is variable and is tied
                          ROLL-UP RATE" in          to the Ten-Year
                          "CONTRACT FEATURES AND    Treasuries Formula Rate
                          BENEFITS"                 described below, but the
                                                    minimum rate will never
                                                    be less than the initial
                                                    Annual Roll-up rate (as
                                                    specified in your
                                                    contract) during the
                                                    first five years of your
                                                    contract and 4%
                                                    thereafter, or greater
                                                    than 8% in all contract
                                                    years. The Annual
                                                    Roll-up rate will be set
                                                    at our discretion,
                                                    subject to the stated
                                                    minimum. We reserve the
                                                    right, however, to
                                                    declare an Annual
                                                    Roll-up rate that is
                                                    greater than 8%.

                          See "GUARANTEED MINIMUM   The Deferral Roll-up
                          INCOME BENEFIT --         rate is variable and is
                          DEFERRAL ROLL-UP RATE"    tied to the Deferral
                          in "CONTRACT FEATURES     Ten-Year Treasuries
                          AND BENEFITS"             Formula Rate described
                                                    below. The minimum
                                                    Deferral Roll-up rate
                                                    will never be less than
                                                    the initial Annual
                                                    Roll-up rate (as
                                                    specified in your
                                                    contract) during the
                                                    first five years of your
                                                    contract and 4%
                                                    thereafter, or greater
                                                    than 8% in all contract
                                                    years up until the first
                                                    withdrawal from the
                                                    Protected Benefit
                                                    account. The Deferral
                                                    Roll-up rate will be set
                                                    at our discretion,
                                                    subject to the stated
                                                    minimum. We reserve the
                                                    right, however, to
                                                    declare a Deferral
                                                    Roll-up rate that is
                                                    greater than 8%.
-----------------------------------------------------------------------------

                       APPENDIX XI: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURES AND BENEFITS     VARIATION
-----------------------------------------------------------------------------

                                                    .   DEFERRAL TEN-YEAR
                                                        TREASURIES FORMULA
                                                        RATE. For each
                                                        calendar quarter,
                                                        this rate is the
                                                        average of the rates
                                                        for the ten-year
                                                        U.S. Treasury notes
                                                        on each day for
                                                        which such rates are
                                                        reported during the
                                                        20 calendar days
                                                        ending on the 15/th/
                                                        day of the last
                                                        month of the
                                                        preceding calendar
                                                        quarter, plus 2.00%,
                                                        rounded to the
                                                        nearest 0.10%. U.S.
                                                        Treasury rates will
                                                        be determined from
                                                        the Federal Reserve
                                                        Board Constant
                                                        Maturity Series or
                                                        such comparable
                                                        rates as may be
                                                        published by the
                                                        Federal Reserve
                                                        Board or generally
                                                        available reporting
                                                        services if the
                                                        Federal Reserve
                                                        Board Constant
                                                        Maturity Series is
                                                        discontinued.

                                                    As described above, both
                                                    the Annual Roll-up rate
                                                    and the Deferral Roll-up
                                                    rate will never be less
                                                    than 4% or greater than
                                                    8% in all contract
                                                    years. Based on the
                                                    underlying formula rates
                                                    that are used in
                                                    arriving at the two
                                                    Roll-up rates, it is
                                                    expected that the
                                                    Deferral Roll-up rate
                                                    will generally be 1.00%
                                                    greater than the Annual
                                                    Roll-up rate. However,
                                                    this is not guaranteed.
                                                    In certain interest rate
                                                    environments, the
                                                    Deferral Roll-up rate
                                                    may not always be 1.00%
                                                    greater than the Annual
                                                    Roll-up rate. In some
                                                    cases, it may be more or
                                                    less than 1.00% greater
                                                    than the Annual Roll-up
                                                    rate. Similarly, the
                                                    initial Roll-up rate may
                                                    be more or less than
                                                    1.00% greater than the
                                                    Annual Roll-up rate.

                                                    Also, the initial rate
                                                    which applies for the
                                                    first five contract
                                                    years, may affect your
                                                    Deferral Roll-up rate.
                                                    In some cases, it may be
                                                    more or less than 1.00%
                                                    greater than the Annual
                                                    Roll-up rate. The
                                                    initial rates are
                                                    described further in
                                                    this section under "New
                                                    business rates."

                          See "GUARANTEED MINIMUM   NEW BUSINESS RATES. At
                          INCOME BENEFIT --         contract issue, an
                          DEFERRAL ROLL-UP RATE --  initial Annual Roll-up
                          NEW BUSINESS RATES" in    rate and Deferral
                          "CONTRACT FEATURES AND    Roll-up rate, will apply
                          BENEFITS"                 during your first five
                                                    contract years, and are
                                                    specified in your
                                                    contract. The minimum
                                                    Annual Rollup rate and
                                                    Deferral Roll-up rate
                                                    for each of those
                                                    contract years will be
                                                    the greater of the
                                                    applicable initial
                                                    Roll-up rate or the
                                                    Ten-Year Treasuries
                                                    Formula Rate. The
                                                    initial Roll-up rate is
                                                    the Roll-up rate in
                                                    effect at the time your
                                                    contract is issued.
                                                    After your first five
                                                    contract years, the
                                                    Roll-up rate will never
                                                    be less than 4% or, if
                                                    greater, the Ten-Year
                                                    Treasuries Formula Rate,
                                                    and the Roll-up rate
                                                    will never be greater
                                                    than 8%.
-----------------------------------------------------------------------------

                       APPENDIX XI: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURES AND BENEFITS     VARIATION
-----------------------------------------------------------------------------

                                                    THE INITIAL ANNUAL
                                                    ROLL-UP RATE AND
                                                    DEFERRAL ROLL-UP RATE
                                                    THAT APPLY DURING YOUR
                                                    FIRST FIVE CONTRACT
                                                    YEARS IS REFERRED TO IN
                                                    YOUR CONTRACT AS THE
                                                    LOCK-IN RATE, WHICH WE
                                                    OFFER UNDER OUR GMIB
                                                    MULTI-YEAR LOCK FEATURE.

                                                    Once a contract is
                                                    issued with the Annual
                                                    Roll-up and Deferral
                                                    rates that are in effect
                                                    for new business, those
                                                    rates will be applicable
                                                    for the first five
                                                    contract years. Any
                                                    transfers or
                                                    contributions to the
                                                    Protected Benefit
                                                    account variable
                                                    investment options,
                                                    either directly or
                                                    through a Special DCA
                                                    program that are
                                                    designated for future
                                                    transfers to the
                                                    Protected Benefit
                                                    account variable
                                                    investment options
                                                    during the first five
                                                    contract years will get
                                                    the initial Roll-up
                                                    rates as described
                                                    above. The initial
                                                    Roll-up rate is no
                                                    longer applicable
                                                    starting in the sixth
                                                    year of your contract.

                          See "GUARANTEED MINIMUM   RENEWAL RATES. After the
                          INCOME BENEFIT --         first five contract
                          DEFERRAL ROLL-UP RATE --  years, a new Annual
                          RENEWAL RATES" in         Roll-up rate will apply
                          "CONTRACT FEATURES AND    to your contract. A new
                          BENEFITS"                 Deferral Roll-up rate
                                                    will also apply provided
                                                    you have never taken a
                                                    withdrawal from your
                                                    Protected Benefit
                                                    account. These "Renewal
                                                    rates" will never be
                                                    less than 4%, or, if
                                                    greater, the underlying
                                                    Ten-Year Treasuries
                                                    Formula Rate (for the
                                                    Annual Roll-up rate) and
                                                    Deferral Ten-Year
                                                    Treasuries Formula Rate
                                                    (for the Deferral
                                                    Roll-up rate).

                          See "GUARANTEED MINIMUM   NEW BUSINESS RATES. The
                          DEATH BENEFITS --         new business Roll-up
                          DEFERRAL ROLL-UP RATE --  rates we set for the
                          NEW BUSINESS RATES" in    Roll-up to age 80
                          "CONTRACT FEATURES AND    benefit base are the
                          BENEFITS"                 same as the new business
                                                    rates we set for the
                                                    GMIB and these new
                                                    business rates will
                                                    apply during the first
                                                    five contract years. See
                                                    "New business rates"
                                                    under "Guaranteed
                                                    minimum income benefit"
                                                    for more information.
-----------------------------------------------------------------------------

                       APPENDIX XI: CONTRACT VARIATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Custodian                                                                    2

Independent Registered Public Accounting Firm                                2

Distribution of the Contracts                                                2

Financial Statements                                                         2


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) 17 SERIES E STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) 17 Series E SAI for SEPARATE ACCOUNT NO. 70
dated May 1, 2019.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                        #646182

Retirement Cornerstone(R) Series 17 Series E

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2019


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2019. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Unit Values                                        2

             Custodian                                          2

             Independent Registered Public Accounting Firm      2

             Distribution of the Contracts                      2

             Financial Statements                               2





             Copyright 2019 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


                                       Retirement Cornerstone Series 17 Series E
                                                                         #646182

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. The daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.30%.


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and $507,645,857 in 2016, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2018, $0 in 2017 and $0 in 2016. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70 $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016. Of these amounts, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-5
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-72
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017....................................... FSA-107
   Notes to Financial Statements...................................... FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account No. 70 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account No. 70 of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA AGGRESSIVE ALLOCATION/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA AGGRESSIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA BALANCED STRATEGY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 BOND/(1)/                              AXA CONSERVATIVE STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA GLOBAL EQUITY MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA GROWTH STRATEGY/(1)/
 ACQUISITIONS/(1)/                      AXA INTERNATIONAL CORE MANAGED
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ VOLATILITY/(1)/
 1290 VT HIGH YIELD BOND/(1)/           AXA INTERNATIONAL MANAGED
 1290 VT LOW VOLATILITY GLOBAL          VOLATILITY/(1)/
 EQUITY/(1)/                            AXA INTERNATIONAL VALUE MANAGED
 1290 VT MICRO CAP/(2)/                 VOLATILITY/(1)/
 1290 VT MULTI-ALTERNATIVE              AXA LARGE CAP CORE MANAGED
 STRATEGIES/(2)/                        VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMALL CAP VALUE/(2)/           AXA LARGE CAP VALUE MANAGED
 1290 VT SMARTBETA EQUITY/(1)/          VOLATILITY/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      AXA MID CAP VALUE MANAGED
 7TWELVE/TM/ BALANCED PORTFOLIO/(1)/    VOLATILITY/(1)/
 AB VPS BALANCED WEALTH STRATEGY        AXA MODERATE ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE GROWTH STRATEGY/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE-PLUS ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 AB VPS GROWTH AND INCOME               AXA/AB DYNAMIC AGGRESSIVE GROWTH/(3)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 ASSET ALLOCATION FUND/SM(1)/           AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/JPMORGAN STRATEGIC ALLOCATION/(3)/
 BOND FUND/SM(1)/                       AXA/LEGG MASON STRATEGIC
 AMERICAN FUNDS INSURANCE SERIES(R)     ALLOCATION/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/LOOMIS SAYLES GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/TEMPLETON GLOBAL EQUITY MANAGED
 GLOBAL SMALL CAPITALIZATION            VOLATILITY/(1)/
 FUND/SM(1)/                            BLACKROCK GLOBAL ALLOCATION V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 GROWTH-INCOME FUND/SM(1)/              BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ CONSERVATIVE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ GROWTH/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MODERATE GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP GROWTH/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/

                                     FSA-2

 CHARTER/SM/ SMALL CAP VALUE/(1)/       FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE AGGRESSIVE        FIDELITY(R) VIP STRATEGIC INCOME
 GROWTH PORTFOLIO/(1)/                  PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE APPRECIATION      FIRST TRUST MULTI INCOME ALLOCATION
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE DIVIDEND          FIRST TRUST/DOW JONES DIVIDEND &
 STRATEGY PORTFOLIO/(1)/                INCOME ALLOCATION PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE MID CAP           FRANKLIN FOUNDING FUNDS ALLOCATION
 PORTFOLIO/(1)/                         VIP FUND/(1)/
 DELAWARE VIP(R) DIVERSIFIED INCOME     FRANKLIN INCOME VIP FUND/(1)/
 SERIES/(1)/                            FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 DELAWARE VIP(R) EMERGING MARKETS       GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 SERIES/(1)/                            STRATEGY FUND/(1)/
 DELAWARE VIP(R) LIMITED-TERM           GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 DIVERSIFIED INCOME SERIES/(1)/         FUND/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    HARTFORD CAPITAL APPRECIATION HLS
 FUND/(1)/                              FUND/(1)/
 EQ/AMERICAN CENTURY MID CAP VALUE/(2)/ HARTFORD GROWTH OPPORTUNITIES HLS
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   FUND/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      INVESCO V.I. AMERICAN FRANCHISE
 EQ/CLEARBRIDGE SELECT EQUITY MANAGED   FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. BALANCED-RISK ALLOCATION
 EQ/COMMON STOCK INDEX/(1)/             FUND/(1)/
 EQ/CORE BOND INDEX/(1)/                INVESCO V.I. DIVERSIFIED DIVIDEND
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   FUND/(1)/
 EQ/EQUITY 500 INDEX/(1)/               INVESCO V.I. EQUITY AND INCOME
 EQ/FIDELITY INSTITUTIONAL AM/SM/       FUND/(1)/
 LARGE CAP/(2)/                         INVESCO V.I. HEALTH CARE FUND/(1)/
 EQ/FRANKLIN RISING DIVIDENDS/(2)/      INVESCO V.I. HIGH YIELD FUND/(1)/
 EQ/FRANKLIN STRATEGIC INCOME/(2)/      INVESCO V.I. MID CAP CORE EQUITY
 EQ/GLOBAL BOND PLUS/(1)/               FUND/(1)/
 EQ/GOLDMAN SACHS MID CAP VALUE/(2)/    INVESCO V.I. SMALL CAP EQUITY
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   FUND/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     IVY VIP ASSET STRATEGY/(1)/
 EQ/INVESCO COMSTOCK/(1)/               IVY VIP GLOBAL EQUITY INCOME/(1)/
 EQ/INVESCO GLOBAL REAL ESTATE/(2)/     IVY VIP HIGH INCOME/(1)/
 EQ/INVESCO INTERNATIONAL GROWTH/(2)/   IVY VIP NATURAL RESOURCES/(1)/
 EQ/IVY ENERGY/(2)/                     IVY VIP SMALL CAP GROWTH/(1)/
 EQ/IVY MID CAP GROWTH/(2)/             JANUS HENDERSON BALANCED
 EQ/IVY SCIENCE AND TECHNOLOGY/(2)/     PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON FLEXIBLE BOND
 EQ/LARGE CAP GROWTH INDEX/(1)/         PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JANUS HENDERSON U.S. LOW VOLATILITY
 EQ/LAZARD EMERGING MARKETS EQUITY/(2)/ PORTFOLIO/(1)/
 EQ/MFS INTERNATIONAL GROWTH/(1)/       JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL VALUE/(2)/        ALLOCATION PORTFOLIO/(1)/
 EQ/MFS TECHNOLOGY/(2)/                 JPMORGAN INSURANCE TRUST INCOME
 EQ/MFS UTILITIES SERIES/(2)/           BUILDER PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  LORD ABBETT SERIES FUND -- BOND
 EQ/MONEY MARKET/(1)/                   DEBENTURE PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LORD ABBETT SERIES FUND -- CLASSIC
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       STOCK PORTFOLIO/(1)/
 EQ/PIMCO REAL RETURN/(2)/              LORD ABBETT SERIES FUND -- GROWTH
 EQ/PIMCO TOTAL RETURN/(2)/             OPPORTUNITIES PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         MFS(R) INVESTORS TRUST SERIES/(1)/
 EQ/QUALITY BOND PLUS/(1)/              MFS(R) MASSACHUSETTS INVESTORS GROWTH
 EQ/SMALL COMPANY INDEX/(1)/            STOCK PORTFOLIO/(1)/
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     MFS(R) RESEARCH SERIES/(1)/
 EQ/T. ROWE PRICE HEALTH SCIENCES/(2)/  MFS(R) VALUE SERIES/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FEDERATED HIGH INCOME BOND FUND        MULTIMANAGER CORE BOND/(1)/
 II/(1)/                                MULTIMANAGER MID CAP GROWTH/(1)/
 FEDERATED KAUFMANN FUND II/(1)/        MULTIMANAGER MID CAP VALUE/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MULTIMANAGER TECHNOLOGY/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP FREEDOM 2015           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIDELITY(R) VIP FREEDOM 2020           PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIDELITY(R) VIP FREEDOM 2025           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO EMERGING MARKETS BOND
 FIDELITY(R) VIP FREEDOM 2030           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO GLOBAL BOND OPPORTUNITIES
                                        PORTFOLIO (UNHEDGED)/(1)/
                                        PIMCO GLOBAL MULTI-ASSET MANAGED
                                        ALLOCATION PORTFOLIO/(1)/
                                        PIMCO INCOME PORTFOLIO/(2)/
                                        PROFUND VP BEAR/(1)/
                                        PROFUND VP BIOTECHNOLOGY/(1)/
                                        PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
                                        PUTNAM VT GLOBAL ASSET ALLOCATION
                                        FUND/(1)/
                                        PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
                                        FUND/(1)/
                                        PUTNAM VT RESEARCH FUND/(1)/
                                        QS LEGG MASON DYNAMIC MULTI-STRATEGY
                                        VIT PORTFOLIO/(1)/

                                     FSA-3

 SEI VP BALANCED STRATEGY FUND/(1)/     TEMPLETON DEVELOPING MARKETS VIP
 SEI VP CONSERVATIVE STRATEGY FUND/(1)/ FUND/(1)/
 SEI VP MARKET GROWTH STRATEGY          TEMPLETON FOREIGN VIP FUND/(1)/
 FUND/(1)/                              TEMPLETON GLOBAL BOND VIP FUND/(1)/
 SEI VP MARKET PLUS STRATEGY FUND/(1)/  TEMPLETON GROWTH VIP FUND/(1)/
 SEI VP MODERATE STRATEGY FUND/(1)/     VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE EQUITY INCOME            FUND/(1)/
 PORTFOLIO/(1)/                         VANECK VIP UNCONSTRAINED EMERGING
                                        MARKETS BOND FUND/(1)/
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018. The variable investment option commenced its operations on November 20, 2017 but had no units at December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                1290 VT   1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC  1290 VT     EQUITY      MERGERS &
                               SECURITIES* ALLOCATION*     BOND*      ENERGY*     INCOME*   ACQUISITIONS*
                               ----------- ----------- ------------- ---------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,331,686 $15,267,469  $24,047,367  $3,830,357 $26,132,043  $17,348,004
Receivable for shares of the
 Portfolios sold..............          --       1,756           --          --         371           --
Receivable for policy-related
 transactions.................         316          --       20,457         328          --        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total assets...............  12,332,002  15,269,225   24,067,824   3,830,685  26,132,414   17,350,696
                               ----------- -----------  -----------  ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         316          --       20,099         328          --        2,692
Payable for policy-related
 transactions.................          --       1,756           --          --         371           --
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total liabilities..........         316       1,756       20,099         328         371        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
NET ASSETS.................... $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $ 2,933,845 $15,267,431  $24,047,725  $2,800,111 $26,131,277  $17,314,393
Retained by AXA Equitable in
 Separate Account No. 70......   9,397,841          38           --   1,030,246         766       33,611
                               ----------- -----------  -----------  ---------- -----------  -----------
TOTAL NET ASSETS.............. $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $12,719,614 $16,048,251  $24,906,216  $5,382,826 $38,433,397  $19,037,712

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               1290 VT GAMCO  1290 VT     1290 VT LOW                 1290 VT MULTI-  1290 VT
                               SMALL COMPANY HIGH YIELD    VOLATILITY   1290 VT MICRO  ALTERNATIVE    NATURAL
                                  VALUE*       BOND*     GLOBAL EQUITY*     CAP*       STRATEGIES*   RESOURCES*
                               ------------- ----------- -------------- ------------- -------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $244,624,265  $13,910,157   $3,252,632      $65,963       $14,154     $5,819,519
Receivable for shares of the
 Portfolios sold..............        2,732           --           --           --            --             --
Receivable for policy-related
 transactions.................           --       18,167          616        6,824           599            282
                               ------------  -----------   ----------      -------       -------     ----------
   Total assets...............  244,626,997   13,928,324    3,253,248       72,787        14,753      5,819,801
                               ------------  -----------   ----------      -------       -------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       18,044          519        6,824           599            271
Payable for policy-related
 transactions.................        2,732           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
   Total liabilities..........        2,732       18,044          519        6,824           599            271
                               ------------  -----------   ----------      -------       -------     ----------
NET ASSETS.................... $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

NET ASSETS:
Accumulation unit values...... $244,624,064  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
Retained by AXA Equitable in
 Separate Account No. 70......          201           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
TOTAL NET ASSETS.............. $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

Investments in shares of the
 Portfolios, at cost.......... $269,149,900  $15,139,208   $3,281,269      $74,282       $14,459     $6,374,883

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                     AB VPS
                                                                                                    BALANCED
                                                            1290 VT                    7TWELVE/TM/   WEALTH
                               1290 VT REAL 1290 VT SMALL  SMARTBETA  1290 VT SOCIALLY  BALANCED    STRATEGY
                                 ESTATE*     CAP VALUE*     EQUITY*     RESPONSIBLE*   PORTFOLIO   PORTFOLIO**
                               ------------ ------------- ----------- ---------------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,114,297    $107,266    $15,900,130    $6,185,139    $55,915,561 $4,596,977
Receivable for shares of the
 Portfolios sold..............          --          10         27,504           599             --        534
Receivable for policy-related
 transactions.................         113          --             --            --         15,033         --
                               -----------    --------    -----------    ----------    ----------- ----------
   Total assets...............  12,114,410     107,276     15,927,634     6,185,738     55,930,594  4,597,511
                               -----------    --------    -----------    ----------    ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          62          --             --            --         15,033         --
Payable for policy-related
 transactions.................          --           7         27,504           573             --        534
                               -----------    --------    -----------    ----------    ----------- ----------
   Total liabilities..........          62           7         27,504           573         15,033        534
                               -----------    --------    -----------    ----------    ----------- ----------
NET ASSETS.................... $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

NET ASSETS:
Accumulation unit values...... $12,114,348    $107,269    $ 2,314,820    $6,185,165    $55,913,817 $4,595,981
Retained by AXA Equitable in
 Separate Account No. 70......          --          --     13,585,310            --          1,744        996
                               -----------    --------    -----------    ----------    ----------- ----------
TOTAL NET ASSETS.............. $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

Investments in shares of the
 Portfolios, at cost.......... $12,955,311    $123,721    $14,418,271    $6,669,220    $56,204,047 $5,360,434

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                 AB VPS
                                 GLOBAL                     AB VPS
                                THEMATIC   AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/
                                 GROWTH     AND INCOME      GROWTH         INVESTMENT     MID CAP VALUE   ALL ASSET
                               PORTFOLIO**  PORTFOLIO**   PORTFOLIO**     PORTFOLIO**      PORTFOLIO**  GROWTH-ALT 20*
                               ----------- ------------- ------------- ------------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $1,309,735   $ 9,082,209   $7,139,772       $5,646,846      $4,259,258    $38,901,934
Receivable for shares of the
 Portfolios sold..............         --         2,828           --               --              --         36,109
Receivable for policy-related
 transactions.................     27,480            --        1,264            1,317           1,329             --
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total assets...............  1,337,215     9,085,037    7,141,036        5,648,163       4,260,587     38,938,043
                               ----------   -----------   ----------       ----------      ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     27,439            --        1,264            1,304           1,239             --
Payable for policy-related
 transactions.................         --         2,695           --               --              --         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total liabilities..........     27,439         2,695        1,264            1,304           1,239         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
NET ASSETS.................... $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

NET ASSETS:
Accumulation unit values...... $1,309,776   $ 9,082,342   $7,139,257       $5,646,859      $4,259,348    $38,901,983
Retained by AXA Equitable in
 Separate Account No. 70......         --            --          515               --              --             --
                               ----------   -----------   ----------       ----------      ----------    -----------
TOTAL NET ASSETS.............. $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

Investments in shares of the
 Portfolios, at cost.......... $1,365,992   $10,253,831   $7,369,518       $6,284,964      $4,968,148    $41,119,673

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               AMERICAN                AMERICAN FUNDS
                                 ALPS | RED   CENTURY VP   AMERICAN       INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS
                                ROCKS LISTED  INFLATION   CENTURY VP   SERIES(R) ASSET   INSURANCE       INSURANCE
                               PRIVATE EQUITY PROTECTION LARGE COMPANY   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL
                                 PORTFOLIO       FUND        VALUE        FUND/SM/        FUND/SM/    GROWTH FUND/SM/
                               -------------- ---------- ------------- --------------- -------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,014
Receivable for shares of the
 Portfolios sold..............           --           --         201              --         12,881              --
Receivable for policy-related
 transactions.................          152          698          --         152,917             --          58,152
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total assets...............    3,843,252    7,906,475   1,681,647      70,268,146     34,820,017      10,987,166
                                 ----------   ----------  ----------     -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          152          698          --         152,917             --          58,099
Payable for policy-related
 transactions.................           --           --         201              --         12,881              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total liabilities..........          152          698         201         152,917         12,881          58,099
                                 ----------   ----------  ----------     -----------    -----------     -----------
NET ASSETS....................   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $3,841,795   $7,905,771  $1,680,486     $70,115,200    $34,806,873     $10,929,067
Retained by AXA Equitable in
 Separate Account No. 70......        1,305            6         960              29            263              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
TOTAL NET ASSETS..............   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $4,375,757   $8,281,882  $1,827,169     $74,875,721    $36,446,883     $12,542,461

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                  AMERICAN FUNDS
                                AMERICAN FUNDS                    AMERICAN FUNDS    INSURANCE
                                  INSURANCE                         INSURANCE       SERIES(R)
                               SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)      MANAGED RISK  AMERICAN FUNDS
                                    SMALL           INSURANCE     INTERNATIONAL       ASSET        INSURANCE
                                CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND      ALLOCATION   SERIES(R) NEW  AXA 400 MANAGED
                                   FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/    FUND/SM/    WORLD FUND(R)    VOLATILITY*
                               ---------------- ----------------- --------------  -------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,863,683       $19,140,392      $6,876,404      $6,444,818    $51,491,688     $58,913,887
Receivable for shares of the
 Portfolios sold..............            --                --              --             745             --           6,194
Receivable for policy-related
 transactions.................        13,053            52,828          14,328              --         50,194              --
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total assets...............    16,876,736        19,193,220       6,890,732       6,445,563     51,541,882      58,920,081
                                 -----------       -----------      ----------      ----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        13,053            52,766          14,211              --         50,061              --
Payable for policy-related
 transactions.................            --                --              --             745             --           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total liabilities..........        13,053            52,766          14,211             745         50,061           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
NET ASSETS....................   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,862,756       $19,140,454      $6,876,521      $6,444,657    $51,491,821     $58,912,770
Retained by AXA Equitable in
 Separate Account No. 70......           927                --              --             161             --           1,117
                                 -----------       -----------      ----------      ----------    -----------     -----------
TOTAL NET ASSETS..............   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $18,792,832       $20,458,728      $7,343,326      $6,569,145    $53,486,661     $63,147,183

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                          AXA
                                 AXA 500     AXA 2000                                                 CONSERVATIVE
                                 MANAGED      MANAGED   AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                               VOLATILITY*  VOLATILITY*  ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                               ------------ ----------- -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
Receivable for shares of the
 Portfolios sold..............       51,563      37,570           --               --        129,439         36,964
Receivable for policy-related
 transactions.................           --          --        7,999          886,121             --             --
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total assets...............  139,939,716  60,144,712   25,011,230    3,435,595,929  2,678,204,954  1,198,356,508
                               ------------ -----------  -----------   -------------- -------------- --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --          --        7,999          886,121             --             --
Payable for policy-related
 transactions.................       51,563      37,570           --               --        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total liabilities..........       51,563      37,570        7,999          886,121        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
NET ASSETS.................... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

NET ASSETS:
Accumulation unit values...... $139,884,149 $60,104,567  $25,002,757   $3,434,707,020 $2,678,064,750 $1,198,312,094
Retained by AXA Equitable in
 Separate Account No. 70......        4,004       2,575          474            2,788         10,765          7,450
                               ------------ -----------  -----------   -------------- -------------- --------------
TOTAL NET ASSETS.............. $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

Investments in shares of the
 Portfolios, at cost.......... $120,132,295 $63,042,365  $27,478,213   $3,370,309,243 $2,615,359,073 $1,193,759,113

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               AXA
                                                                          INTERNATIONAL      AXA           AXA
                                   AXA        AXA GLOBAL                      CORE      INTERNATIONAL INTERNATIONAL
                               CONSERVATIVE EQUITY MANAGED   AXA GROWTH      MANAGED       MANAGED    VALUE MANAGED
                                STRATEGY*    VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                               ------------ -------------- -------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
Receivable for shares of the
 Portfolios sold..............           --       21,259               --        1,983        22,530          280
Receivable for policy-related
 transactions.................      228,905           --          408,466           --            --           --
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total assets...............  582,692,329   12,920,043    4,017,584,692   10,771,195    87,080,375    2,379,729
                               ------------  -----------   --------------  -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      228,905           --          408,466           --            --           --
Payable for policy-related
 transactions.................           --       21,259               --        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total liabilities..........      228,905       21,259          408,466        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
NET ASSETS.................... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $582,462,974  $12,898,524   $4,017,171,785  $10,767,146   $87,055,763   $2,379,158
Retained by AXA Equitable in
 Separate Account No. 70......          450          260            4,441        2,066         2,082          291
                               ------------  -----------   --------------  -----------   -----------   ----------
TOTAL NET ASSETS.............. $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $601,787,862  $13,069,093   $3,904,867,635  $11,116,277   $91,175,741   $2,593,796

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                             AXA LARGE CAP
                               AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP                AXA MODERATE
                               CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH
                                VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*
                               ------------- ------------- ------------- ------------- ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
Receivable for shares of the
 Portfolios sold..............       1,046         31,484            --            --            --        993,675
Receivable for policy-related
 transactions.................          --             --        14,284        10,980     1,211,547             --
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total assets...............   8,198,270     21,035,610    20,233,995    14,316,815   153,888,789  5,691,468,843
                                ----------    -----------   -----------   -----------  ------------ --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             --        14,284        10,980     1,211,547             --
Payable for policy-related
 transactions.................       1,046         31,484            --            --            --        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total liabilities..........       1,046         31,484        14,284        10,980     1,211,547        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
NET ASSETS....................  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

NET ASSETS:
Accumulation unit values......  $8,196,652    $21,002,872   $20,219,524   $14,305,458  $152,607,303 $5,690,463,879
Retained by AXA Equitable in
 Separate Account No. 70......         572          1,254           187           377        69,939         11,289
                                ----------    -----------   -----------   -----------  ------------ --------------
TOTAL NET ASSETS..............  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

Investments in shares of the
 Portfolios, at cost..........  $8,510,579    $20,669,854   $20,478,197   $16,360,789  $165,603,965 $5,409,826,109

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                         AXA/AB SHORT
                               AXA MODERATE-   AXA ULTRA    AXA/AB DYNAMIC                AXA/AB DYNAMIC   DURATION
                                   PLUS       CONSERVATIVE    AGGRESSIVE   AXA/AB DYNAMIC    MODERATE     GOVERNMENT
                                ALLOCATION*    STRATEGY*       GROWTH*        GROWTH*        GROWTH*        BOND*
                               ------------- -------------- -------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $57,026,105  $1,079,599,551  $82,653,488    $602,292,655  $2,350,649,320  $3,171,651
Receivable for shares of the
 Portfolios sold..............       58,470              --           --              --         247,537          --
Receivable for policy-related
 transactions.................           --       3,956,432      399,543         627,772              --     240,326
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total assets...............   57,084,575   1,083,555,983   83,053,031     602,920,427   2,350,896,857   3,411,977
                                -----------  --------------  -----------    ------------  --------------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       3,933,917      399,228         627,642              --     240,233
Payable for policy-related
 transactions.................       58,470              --           --              --         247,537          --
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total liabilities..........       58,470       3,933,917      399,228         627,642         247,537     240,233
                                -----------  --------------  -----------    ------------  --------------  ----------
NET ASSETS....................  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

NET ASSETS:
Accumulation unit values......  $57,014,837  $1,079,622,066  $82,653,803    $602,292,785  $2,350,637,070  $3,171,744
Retained by AXA Equitable in
 Separate Account No. 70......       11,268              --           --              --          12,250          --
                                -----------  --------------  -----------    ------------  --------------  ----------
TOTAL NET ASSETS..............  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

Investments in shares of the
 Portfolios, at cost..........  $62,559,488  $1,083,356,763  $90,292,055    $603,920,091  $2,311,440,749  $3,186,505

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   AXA/FRANKLIN
                                               AXA/     AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN
                                            CLEARBRIDGE   BALANCED     SMALL CAP    ALLOCATION     SACHS
                               AXA/AB SMALL  LARGE CAP    MANAGED    VALUE MANAGED   MANAGED     STRATEGIC
                               CAP GROWTH*    GROWTH*   VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                               ------------ ----------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,026
Receivable for shares of the
 Portfolios sold..............          --       11,997       5,771            --        6,364            --
Receivable for policy-related
 transactions.................       8,299           --          --        12,384           --     1,153,150
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total assets...............  65,534,736   71,204,655   8,953,617     8,728,653   10,110,116   505,712,176
                               -----------  -----------  ----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       8,299           --          --        12,384           --     1,152,837
Payable for policy-related
 transactions.................          --       11,997       5,771            --        6,364            --
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total liabilities..........       8,299       11,997       5,771        12,384        6,364     1,152,837
                               -----------  -----------  ----------   -----------  -----------  ------------
NET ASSETS.................... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values...... $65,526,318  $71,190,744  $8,947,311   $ 8,715,720  $10,103,361  $504,559,339
Retained by AXA Equitable in
 Separate Account No. 70......         119        1,914         535           549          391            --
                               -----------  -----------  ----------   -----------  -----------  ------------
TOTAL NET ASSETS.............. $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost.......... $80,374,571  $76,495,013  $9,341,044   $10,175,605  $12,326,163  $518,182,376

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                AXA/TEMPLETON
                               AXA/INVESCO              AXA/JPMORGAN AXA/LEGG MASON AXA/LOOMIS  GLOBAL EQUITY
                                STRATEGIC    AXA/JANUS   STRATEGIC     STRATEGIC      SAYLES       MANAGED
                               ALLOCATION*  ENTERPRISE* ALLOCATION*   ALLOCATION*    GROWTH*     VOLATILITY*
                               ------------ ----------- ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $251,973,280 $51,796,500 $69,109,509   $162,944,693  $74,875,940  $14,060,344
Receivable for shares of the
 Portfolios sold..............       33,526          --          --             --       25,530        7,687
Receivable for policy-related
 transactions.................           --      59,180     526,664        408,036           --           --
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total assets...............  252,006,806  51,855,680  69,636,173    163,352,729   74,901,470   14,068,031
                               ------------ ----------- -----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --      59,180     526,463        407,820           --           --
Payable for policy-related
 transactions.................       33,427          --          --             --       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total liabilities..........       33,427      59,180     526,463        407,820       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
NET ASSETS.................... $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values...... $251,973,379 $51,795,947 $69,109,710   $162,944,820  $74,860,406  $14,059,493
Retained by AXA Equitable in
 Separate Account No. 70......           --         553          --             89       15,534          851
                               ------------ ----------- -----------   ------------  -----------  -----------
TOTAL NET ASSETS.............. $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $256,131,349 $55,352,405 $73,144,256   $168,280,165  $75,889,193  $15,119,840

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                      BLACKROCK     BLACKROCK
                                                       GLOBAL       LARGE CAP   CHARTER/SM/
                                                   ALLOCATION V.I. FOCUS GROWTH AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                                        FUND        V.I. FUND    GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*
                                                   --------------- ------------ ----------  ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $104,286,403   $55,832,773  $6,961,591   $31,599,348  $14,854,879 $32,550,256
Receivable for shares of the Portfolios sold......            --            --          --            --           --     153,461
Receivable for policy-related transactions........           358         8,373      59,288        18,779       39,051          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total assets...................................   104,286,761    55,841,146   7,020,879    31,618,127   14,893,930  32,703,717
                                                    ------------   -----------  ----------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....           358         8,373      59,278        18,739       39,051          --
Payable for policy-related transactions...........            --            --          --            --           --     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total liabilities..............................           358         8,373      59,278        18,739       39,051     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
NET ASSETS........................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values..........................  $104,284,720   $55,832,605  $6,961,601   $31,599,388  $14,854,846 $32,550,291
Retained by AXA Equitable in Separate Account
 No. 70...........................................         1,683           168          --            --           33          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
TOTAL NET ASSETS..................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

Investments in shares of the Portfolios, at cost..  $114,758,584   $63,249,434  $7,374,714   $32,573,228  $15,696,750 $33,781,158

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                CLEARBRIDGE
                                                                                 VARIABLE   CLEARBRIDGE
                               CHARTER/SM/ CHARTER/SM/  CHARTER/SM/ CHARTER/SM/ AGGRESSIVE    VARIABLE
                                MODERATE   MULTI-SECTOR SMALL CAP   SMALL CAP     GROWTH    APPRECIATION
                                GROWTH*       BOND*      GROWTH*      VALUE*     PORTFOLIO   PORTFOLIO
                               ----------- ------------ ----------  ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $28,269,942  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,641
Receivable for shares of the
 Portfolios sold..............     152,066         166          --           --          --          --
Receivable for policy-related
 transactions.................          --          --       1,616        3,873      19,073       1,120
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total assets...............  28,422,008   1,441,231   8,822,094   14,647,287  46,699,075  13,831,761
                               -----------  ----------  ----------  ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --       1,616        3,873      19,073       1,059
Payable for policy-related
 transactions.................     152,025         166          --           --          --          --
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total liabilities..........     152,025         166       1,616        3,873      19,073       1,059
                               -----------  ----------  ----------  ----------- ----------- -----------
NET ASSETS.................... $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

NET ASSETS:
Accumulation unit values...... $28,269,983  $1,440,631  $8,819,905  $14,641,018 $46,679,564 $13,830,702
Retained by AXA Equitable in
 Separate Account No. 70......          --         434         573        2,396         438          --
                               -----------  ----------  ----------  ----------- ----------- -----------
TOTAL NET ASSETS.............. $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $29,491,159  $1,505,414  $9,539,352  $15,790,531 $55,733,217 $13,543,703

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               CLEARBRIDGE
                                VARIABLE                                                 DELAWARE VIP(R)
                                DIVIDEND    CLEARBRIDGE  DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                STRATEGY   VARIABLE MID    DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                PORTFOLIO  CAP PORTFOLIO  INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                               ----------- ------------- --------------- --------------- --------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $31,531,969  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
Receivable for shares of the
 Portfolios sold..............          --          --           1,335             --               --             --
Receivable for policy-related
 transactions.................      35,137       2,786              --         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total assets...............  31,567,106   4,273,259      18,331,920      4,398,577        9,897,958     46,314,784
                               -----------  ----------     -----------     ----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      35,021       2,786              --         19,859            1,961         88,302
Payable for policy-related
 transactions.................          --          --           1,335             --               --             --
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total liabilities..........      35,021       2,786           1,335         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
NET ASSETS.................... $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

NET ASSETS:
Accumulation unit values...... $31,532,085  $4,270,463     $18,311,124     $4,376,029      $ 9,884,799    $46,214,301
Retained by AXA Equitable in
 Separate Account No. 70......          --          10          19,461          2,689           11,198         12,181
                               -----------  ----------     -----------     ----------      -----------    -----------
TOTAL NET ASSETS.............. $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $31,005,660  $4,658,284     $19,121,713     $4,935,255      $10,128,935    $47,912,799

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        EQ/CLEARBRIDGE
                                 EQ/AMERICAN   EQ/BLACKROCK EQ/CAPITAL  SELECT EQUITY
                               CENTURY MID CAP BASIC VALUE   GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                   VALUE*        EQUITY*    RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                               --------------- ------------ ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,813  $299,414,444
Receivable for shares of the
 Portfolios sold..............            --             --      13,975          289            --            --
Receivable for policy-related
 transactions.................        30,121         27,602          --           --        56,767        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total assets...............   125,204,604    127,574,167  16,267,929    4,319,151    55,626,580   299,437,821
                                ------------   ------------ -----------   ----------   -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        30,121         27,602          --           --        56,625        23,377
Payable for policy-related
 transactions.................            --             --      13,975          289            --            --
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total liabilities..........        30,121         27,602      13,975          289        56,625        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
NET ASSETS....................  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

NET ASSETS:
Accumulation unit values......  $125,143,308   $127,523,111 $16,246,826   $4,318,856   $55,569,955  $299,405,969
Retained by AXA Equitable in
 Separate Account No. 70......        31,175         23,454       7,128            6            --         8,475
                                ------------   ------------ -----------   ----------   -----------  ------------
TOTAL NET ASSETS..............  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $140,527,362   $131,314,313 $16,358,688   $6,216,865   $55,424,991  $309,839,802

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN EQ/FRANKLIN
                               MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM/   RISING     STRATEGIC  EQ/GLOBAL
                                   PLUS*         INDEX*         LARGE CAP*       DIVIDENDS*    INCOME*   BOND PLUS*
                               -------------- ------------- -------------------  ----------- ----------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $7,441,476   $317,618,156     $151,015,488      $75,712,411 $56,671,487 $8,279,485
Receivable for shares of the
 Portfolios sold..............           --             --               --               --     138,222        455
Receivable for policy-related
 transactions.................       44,377        674,149           14,061           11,674          --         --
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total assets...............    7,485,853    318,292,305      151,029,549       75,724,085  56,809,709  8,279,940
                                 ----------   ------------     ------------      ----------- ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       44,336        674,149           14,061           10,984          --         --
Payable for policy-related
 transactions.................           --             --               --               --     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total liabilities..........       44,336        674,149           14,061           10,984     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
NET ASSETS....................   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

NET ASSETS:
Accumulation unit values......   $7,441,517   $317,572,209     $150,996,694      $75,713,101 $56,644,507 $8,279,126
Retained by AXA Equitable in
 Separate Account No. 70......           --         45,947           18,794               --      26,980        359
                                 ----------   ------------     ------------      ----------- ----------- ----------
TOTAL NET ASSETS..............   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..........   $8,409,111   $304,523,382     $170,548,806      $81,681,266 $57,778,134 $8,672,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               EQ/GOLDMAN  EQ/INTERMEDIATE                              EQ/INVESCO   EQ/INVESCO
                               SACHS MID     GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                               CAP VALUE*       BOND*       EQUITY INDEX*   COMSTOCK*     ESTATE*      GROWTH*
                               ----------- --------------- ---------------- ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $24,195,448  $111,963,778     $43,180,799    $42,833,504 $66,530,213  $42,017,538
Receivable for shares of the
 Portfolios sold..............          --        51,228              --             --          --           --
Receivable for policy-related
 transactions.................      11,649            --          21,431         59,861      17,830       40,439
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total assets...............  24,207,097   112,015,006      43,202,230     42,893,365  66,548,043   42,057,977
                               -----------  ------------     -----------    ----------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      11,649            --          21,380         59,861      17,830       40,218
Payable for policy-related
 transactions.................          --        51,228              --             --          --           --
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total liabilities..........      11,649        51,228          21,380         59,861      17,830       40,218
                               -----------  ------------     -----------    ----------- -----------  -----------
NET ASSETS.................... $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $24,184,874  $111,961,909     $43,180,850    $42,832,579 $66,529,823  $42,017,759
Retained by AXA Equitable in
 Separate Account No. 70......      10,574         1,869              --            925         390           --
                               -----------  ------------     -----------    ----------- -----------  -----------
TOTAL NET ASSETS.............. $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $26,720,174  $113,986,961     $48,722,400    $44,222,842 $67,750,577  $44,335,346

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                             EQ/IVY SCIENCE  EQ/JPMORGAN
                                              EQ/IVY MID CAP      AND           VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                               EQ/IVY ENERGY*    GROWTH*      TECHNOLOGY*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                               -------------- -------------- -------------- -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $21,297,646    $56,849,868    $78,635,570    $17,562,016    $69,808,522  $39,820,128
Receivable for shares of the
 Portfolios sold..............           --         28,934          1,320             --             --       24,634
Receivable for policy-related
 transactions.................      240,276             --             --         11,507         60,596           --
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total assets...............   21,537,922     56,878,802     78,636,890     17,573,523     69,869,118   39,844,762
                                -----------    -----------    -----------    -----------    -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      240,074             --             --         11,507         60,471           --
Payable for policy-related
 transactions.................           --         28,934          1,259             --             --       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total liabilities..........      240,074         28,934          1,259         11,507         60,471       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
NET ASSETS....................  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

NET ASSETS:
Accumulation unit values......  $21,297,782    $56,849,004    $78,635,631    $17,561,732    $69,808,647  $39,793,857
Retained by AXA Equitable in
 Separate Account No. 70......           66            864             --            284             --       26,271
                                -----------    -----------    -----------    -----------    -----------  -----------
TOTAL NET ASSETS..............  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $31,207,753    $62,355,459    $88,854,025    $20,850,074    $69,946,680  $43,645,582

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                  EQ/LAZARD       EQ/MFS        EQ/MFS
                                  EMERGING     INTERNATIONAL INTERNATIONAL   EQ/MFS    EQ/MFS UTILITIES EQ/MID CAP
                               MARKETS EQUITY*    GROWTH*       VALUE*     TECHNOLOGY*     SERIES*        INDEX*
                               --------------- ------------- ------------- ----------- ---------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $79,676,701    $50,555,529  $211,747,335  $33,121,314   $50,222,840    $82,404,053
Receivable for shares of the
 Portfolios sold..............            --             --            --        5,061        15,334             --
Receivable for policy-related
 transactions.................        19,949         10,022        35,969           --            --        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total assets...............    79,696,650     50,565,551   211,783,304   33,126,375    50,238,174     82,534,073
                                 -----------    -----------  ------------  -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        19,949          9,968        35,969           --            --        130,020
Payable for policy-related
 transactions.................            --             --            --        5,061        15,032             --
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total liabilities..........        19,949          9,968        35,969        5,061        15,032        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
NET ASSETS....................   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $79,665,820    $50,555,583  $211,735,855  $33,121,148   $50,223,142    $82,361,000
Retained by AXA Equitable in
 Separate Account No. 70......        10,881             --        11,480          166            --         43,053
                                 -----------    -----------  ------------  -----------   -----------    -----------
TOTAL NET ASSETS..............   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $80,686,983    $55,663,442  $221,209,814  $36,847,985   $52,194,446    $96,421,973

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                            EQ/PIMCO
                                 EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                 MARKET*       GLOBAL*       RETURN*      RETURN*       RETURN*      SHORT BOND*
                               ------------ -------------- ----------- ------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $121,541,448  $72,309,489   $24,895,802  $48,455,832   $165,338,588   $44,737,347
Receivable for shares of the
 Portfolios sold..............    1,001,886           --            --       13,432             --            --
Receivable for policy-related
 transactions.................           --       76,820        20,761           --         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total assets...............  122,543,334   72,386,309    24,916,563   48,469,264    165,397,417    44,842,957
                               ------------  -----------   -----------  -----------   ------------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       76,820        20,636           --         58,829       105,610
Payable for policy-related
 transactions.................    1,001,886           --            --       13,432             --            --
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total liabilities..........    1,001,886       76,820        20,636       13,432         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
NET ASSETS.................... $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

NET ASSETS:
Accumulation unit values...... $121,515,661  $72,309,341   $24,895,927  $48,416,140   $165,330,477   $44,723,690
Retained by AXA Equitable in
 Separate Account No. 70......       25,787          148            --       39,692          8,111        13,657
                               ------------  -----------   -----------  -----------   ------------   -----------
TOTAL NET ASSETS.............. $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

Investments in shares of the
 Portfolios, at cost.......... $121,539,342  $71,670,598   $25,640,510  $48,620,609   $164,333,057   $45,265,897

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/T. ROWE PRICE               FEDERATED HIGH
                               EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE      HEALTH      EQ/UBS GROWTH  INCOME BOND
                                    PLUS*      COMPANY INDEX*  GROWTH STOCK*      SCIENCES*       & INCOME*      FUND II
                               --------------- -------------- ---------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
Receivable for shares of the
 Portfolios sold..............         9,335             --               --               --           604             --
Receivable for policy-related
 transactions.................            --        128,781          143,196           79,708            --         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total assets...............    26,341,373     59,650,102      213,201,364      145,194,282     5,777,040     20,302,647
                                 -----------    -----------     ------------     ------------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --        128,781          143,196           79,708            --         12,378
Payable for policy-related
 transactions.................         9,335             --               --               --           604             --
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total liabilities..........         9,335        128,781          143,196           79,708           604         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
NET ASSETS....................   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

NET ASSETS:
Accumulation unit values......   $26,331,653    $59,474,707     $213,057,124     $145,114,120    $5,775,922    $20,289,917
Retained by AXA Equitable in
 Separate Account No. 70......           385         46,614            1,044              454           514            352
                                 -----------    -----------     ------------     ------------    ----------    -----------
TOTAL NET ASSETS..............   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $26,853,955    $72,497,782     $209,246,552     $161,386,939    $6,553,434    $21,795,654

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                           FIDELITY(R) VIP
                                FEDERATED  ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                KAUFMANN       GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                 FUND II      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               ----------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
Receivable for shares of the
 Portfolios sold..............          --          70              53              158             171            100
Receivable for policy-related
 transactions.................      29,439          --              --               --              --             --
                               -----------    --------        --------       ----------      ----------       --------
   Total assets...............  12,373,203     596,716         433,914        1,355,401       1,487,003        808,289
                               -----------    --------        --------       ----------      ----------       --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      29,439          --              --               --              --             --
Payable for policy-related
 transactions.................          --          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
   Total liabilities..........      29,439          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
NET ASSETS.................... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

NET ASSETS:
Accumulation unit values...... $12,342,940    $596,342        $433,559       $1,354,980      $1,486,567       $807,897
Retained by AXA Equitable in
 Separate Account No. 70......         824         304             302              263             265            292
                               -----------    --------        --------       ----------      ----------       --------
TOTAL NET ASSETS.............. $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

Investments in shares of the
 Portfolios, at cost.......... $12,489,834    $650,705        $435,202       $1,378,748      $1,446,551       $811,853

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                FIRST TRUST/DOW
                                                   FIDELITY(R) VIP FIRST TRUST  JONES DIVIDEND     FRANKLIN
                                                      STRATEGIC    MULTI INCOME    & INCOME     FOUNDING FUNDS
                               FIDELITY(R) VIP MID     INCOME       ALLOCATION    ALLOCATION    ALLOCATION VIP    FRANKLIN
                                  CAP PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO         FUND      INCOME VIP FUND
                               ------------------- --------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....     $73,141,856      $124,541,142    $4,066,904    $46,896,606    $29,692,901     $87,447,377
Receivable for shares of the
 Portfolios sold..............              --                --            --             --          8,166              --
Receivable for policy-related
 transactions.................          60,682            61,226        24,979         25,986             --           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total assets...............      73,202,538       124,602,368     4,091,883     46,922,592     29,701,067      87,449,328
                                   -----------      ------------    ----------    -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          60,682            61,093        23,869         25,986             --           1,951
Payable for policy-related
 transactions.................              --                --            --             --          7,869              --
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total liabilities..........          60,682            61,093        23,869         25,986          7,869           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
NET ASSETS....................     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......     $73,124,187      $124,541,275    $4,068,014    $46,896,333    $29,693,198     $87,447,364
Retained by AXA Equitable in
 Separate Account No. 70......          17,669                --            --            273             --              13
                                   -----------      ------------    ----------    -----------    -----------     -----------
TOTAL NET ASSETS..............     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........     $83,261,392      $131,480,733    $4,278,062    $47,575,992    $31,826,419     $91,684,813

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                FRANKLIN   GUGGENHEIM VIF                   HARTFORD     HARTFORD
                                 MUTUAL    GLOBAL MANAGED GUGGENHEIM VIF    CAPITAL       GROWTH      INVESCO V.I.
                               SHARES VIP     FUTURES       MULTI-HEDGE   APPRECIATION OPPORTUNITIES    AMERICAN
                                  FUND     STRATEGY FUND  STRATEGIES FUND   HLS FUND     HLS FUND    FRANCHISE FUND
                               ----------- -------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,181,934   $2,773,207      $619,854     $16,715,369   $36,325,062     $555,461
Receivable for shares of the
 Portfolios sold..............       1,400           --            74             759            --           64
Receivable for policy-related
 transactions.................          --          351            --              --        47,538           --
                               -----------   ----------      --------     -----------   -----------     --------
   Total assets...............  11,183,334    2,773,558       619,928      16,716,128    36,372,600      555,525
                               -----------   ----------      --------     -----------   -----------     --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          351            --              --        47,450           --
Payable for policy-related
 transactions.................       1,400           --            74             735            --           64
                               -----------   ----------      --------     -----------   -----------     --------
   Total liabilities..........       1,400          351            74             735        47,450           64
                               -----------   ----------      --------     -----------   -----------     --------
NET ASSETS.................... $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

NET ASSETS:
Accumulation unit values...... $11,180,326   $2,772,853      $619,798     $16,715,393   $36,325,150     $515,731
Retained by AXA Equitable in
 Separate Account No. 70......       1,608          354            56              --            --       39,730
                               -----------   ----------      --------     -----------   -----------     --------
TOTAL NET ASSETS.............. $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

Investments in shares of the
 Portfolios, at cost.......... $12,958,874   $3,064,482      $618,131     $18,903,594   $38,193,523     $597,478

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                               BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                ALLOCATION    DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                   FUND      DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                               ------------- ------------- ------------ ------------ ----------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $ 9,610,082   $62,246,630  $15,214,373   $5,369,346     $38,789,199      $10,933,363
Receivable for policy-related
 transactions.................          663        27,288       13,099          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total assets...............    9,610,745    62,273,918   15,227,472    5,370,084      38,827,627       10,975,222
                                -----------   -----------  -----------   ----------     -----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total liabilities..........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
NET ASSETS....................  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

NET ASSETS:
Accumulation unit values......  $ 9,610,093   $62,246,137  $15,214,442   $5,357,845     $38,789,065      $10,932,994
Retained by AXA Equitable in
 Separate Account No. 70......           --           493           --       11,501             134              369
                                -----------   -----------  -----------   ----------     -----------      -----------
TOTAL NET ASSETS..............  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

Investments in shares of the
 Portfolios, at cost..........  $11,207,500   $66,278,571  $16,519,518   $6,424,979     $41,885,257      $13,397,432

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                                SMALL CAP   IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH IVY VIP NATURAL IVY VIP SMALL CAP
                               EQUITY FUND    STRATEGY    EQUITY INCOME     INCOME       RESOURCES         GROWTH
                               ------------ ------------- -------------- ------------ --------------- -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
Receivable for shares of the
 Portfolios sold..............          --         4,478        12,847             --          275             6,086
Receivable for policy-related
 transactions.................       4,354            --            --         29,640           --                --
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total assets...............  17,373,760    32,378,858    12,491,821    121,869,192    7,038,903        31,477,518
                               -----------   -----------   -----------   ------------   ----------       -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,354            --            --         29,640           --                --
Payable for policy-related
 transactions.................          --         4,478        12,847             --          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total liabilities..........       4,354         4,478        12,847         29,640          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
NET ASSETS.................... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

NET ASSETS:
Accumulation unit values...... $17,369,378   $32,373,383   $12,478,062   $121,831,786   $7,034,302       $31,394,318
Retained by AXA Equitable in
 Separate Account No. 70......          28           997           912          7,766        4,326            77,114
                               -----------   -----------   -----------   ------------   ----------       -----------
TOTAL NET ASSETS.............. $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

Investments in shares of the
 Portfolios, at cost.......... $21,619,969   $37,912,270   $14,524,839   $133,950,084   $9,231,387       $41,632,747

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                          JPMORGAN     JPMORGAN    LORD ABBETT
                                  JANUS        JANUS         JANUS       INSURANCE    INSURANCE   SERIES FUND --
                                HENDERSON    HENDERSON   HENDERSON U.S. TRUST GLOBAL TRUST INCOME      BOND
                                BALANCED   FLEXIBLE BOND LOW VOLATILITY  ALLOCATION    BUILDER      DEBENTURE
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                               ----------- ------------- -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $84,156,913  $26,851,310   $11,067,677   $21,558,416  $19,791,842   $127,291,377
Receivable for shares of the
 Portfolios sold..............          --           --        36,358           617        1,399             --
Receivable for policy-related
 transactions.................     141,316        5,894            --            --           --         59,198
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total assets...............  84,298,229   26,857,204    11,104,035    21,559,033   19,793,241    127,350,575
                               -----------  -----------   -----------   -----------  -----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     141,316        5,626            --            --           --         59,164
Payable for policy-related
 transactions.................          --           --        36,349           558        1,250             --
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total liabilities..........     141,316        5,626        36,349           558        1,250         59,164
                               -----------  -----------   -----------   -----------  -----------   ------------
NET ASSETS.................... $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

NET ASSETS:
Accumulation unit values...... $84,156,736  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
Retained by AXA Equitable in
 Separate Account No. 70......         177           --            --            --           --             --
                               -----------  -----------   -----------   -----------  -----------   ------------
TOTAL NET ASSETS.............. $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

Investments in shares of the
 Portfolios, at cost.......... $81,970,837  $28,114,272   $10,940,554   $21,922,263  $20,254,879   $138,626,342

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               LORD ABBETT                       MFS(R)
                                LORD ABBETT   SERIES FUND --                  MASSACHUSETTS
                               SERIES FUND --     GROWTH                        INVESTORS
                               CLASSIC STOCK  OPPORTUNITIES  MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                 PORTFOLIO      PORTFOLIO      TRUST SERIES     PORTFOLIO       SERIES         SERIES
                               -------------- -------------- ---------------- ------------- --------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,919
Receivable for shares of the
 Portfolios sold..............          431            480              --          20,646            --             --
Receivable for policy-related
 transactions.................           --             --          65,235              --        18,790          3,256
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total assets...............    3,741,731      4,112,705      12,256,383      13,380,938     2,600,599     25,662,175
                                 ----------     ----------     -----------     -----------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --             --          65,235              --        18,790          3,193
Payable for policy-related
 transactions.................          431            480              --          20,646            --             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total liabilities..........          431            480          65,235          20,646        18,790          3,193
                                 ----------     ----------     -----------     -----------    ----------    -----------
NET ASSETS....................   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

NET ASSETS:
Accumulation unit values......   $3,741,021     $4,111,218     $12,191,109     $13,359,582    $2,581,784    $25,658,982
Retained by AXA Equitable in
 Separate Account No. 70......          279          1,007              39             710            25             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
TOTAL NET ASSETS..............   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $4,774,465     $4,858,376     $12,494,553     $13,213,277    $2,878,175    $29,204,927

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,822   $3,616,499
Receivable for shares of the
 Portfolios sold..............          --         4,797          --            --            --           --
Receivable for policy-related
 transactions.................      14,451            --       7,403        24,995        32,439        3,202
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total assets...............  15,818,640    98,290,276  26,794,973     9,231,122    48,934,261    3,619,701
                               -----------  ------------ -----------    ----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      14,451            --       7,403        24,995        32,302        3,193
Payable for policy-related
 transactions.................          --         4,797          --            --            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total liabilities..........      14,451         4,797       7,403        24,995        32,302        3,193
                               -----------  ------------ -----------    ----------   -----------   ----------
NET ASSETS.................... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $15,759,074  $ 98,255,517 $26,787,525    $9,205,784   $48,901,959   $3,616,508
Retained by AXA Equitable in
 Separate Account No. 70......      45,115        29,962          45           343            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
TOTAL NET ASSETS.............. $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $14,743,463  $101,677,722 $32,140,858    $9,922,426   $51,704,011   $3,873,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                NEUBERGER
                               BERMAN U.S.                                      PIMCO GLOBAL  PIMCO GLOBAL
                               EQUITY INDEX                           PIMCO         BOND      MULTI-ASSET
                                 PUTWRITE           PIMCO            EMERGING   OPPORTUNITIES   MANAGED      PIMCO
                                 STRATEGY   COMMODITYREALRETURN(R) MARKETS BOND   PORTFOLIO    ALLOCATION   INCOME
                                PORTFOLIO     STRATEGY PORTFOLIO    PORTFOLIO    (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ---------------------- ------------ ------------- ------------ ---------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,550,885       $15,424,210       $17,188,372   $4,062,179    $1,476,197  $414,614
Receivable for shares of the
 Portfolios sold..............         270                --             1,779           --           147        40
Receivable for policy-related
 transactions.................          --             7,378                --        1,623            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
   Total assets...............   2,551,155        15,431,588        17,190,151    4,063,802     1,476,344   414,654
                                ----------       -----------       -----------   ----------    ----------  --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             7,378                --        1,623            --        --
Payable for policy-related
 transactions.................         199                --             1,779           --           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
   Total liabilities..........         199             7,378             1,779        1,623           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
NET ASSETS....................  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

NET ASSETS:
Accumulation unit values......  $2,550,956       $15,405,531       $17,164,160   $4,061,847    $1,476,224  $414,632
Retained by AXA Equitable in
 Separate Account No. 70......          --            18,679            24,212          332            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
TOTAL NET ASSETS..............  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

Investments in shares of the
 Portfolios, at cost..........  $2,724,485       $21,121,125       $18,501,851   $4,460,064    $1,620,289  $414,734

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                     PUTNAM VT    PUTNAM VT
                                                         PUTNAM VT  GLOBAL ASSET MULTI-ASSET
                               PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION   ABSOLUTE     PUTNAM VT
                                  BEAR    BIOTECHNOLOGY INCOME FUND     FUND     RETURN FUND RESEARCH FUND
                               ---------- ------------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $200,435   $40,884,703  $19,123,756  $4,154,887  $2,427,245   $1,128,226
Receivable for shares of the
 Portfolios sold..............   230,442            --           --          --         235          104
Receivable for policy-related
 transactions.................        --           899       38,598       3,460          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
   Total assets...............   430,877    40,885,602   19,162,354   4,158,347   2,427,480    1,128,330
                                --------   -----------  -----------  ----------  ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        --           899       38,397       3,448          --           --
Payable for policy-related
 transactions.................   230,442            --           --          --         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
   Total liabilities..........   230,442           899       38,397       3,448         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
NET ASSETS....................  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

NET ASSETS:
Accumulation unit values......  $199,265   $40,875,576  $19,123,957  $4,154,899  $2,427,275   $1,128,261
Retained by AXA Equitable in
 Separate Account No. 70......     1,170         9,127           --          --          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
TOTAL NET ASSETS..............  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

Investments in shares of the
 Portfolios, at cost..........  $248,817   $42,261,661  $19,776,559  $4,571,260  $2,604,371   $1,154,477

-----------
The accompanying notes are an integral part of these financial statements.


                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               QS LEGG MASON                   SEI VP
                               DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY SEI VP MODERATE
                                 PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND       STRATEGY FUND
                               -------------- ------------- ------------ --------------- ------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,428,883    $8,526,670   $11,040,010    $6,916,097     $2,603,761     $8,699,299
Receivable for shares of the
 Portfolios sold..............       28,376           853         1,117           675            255            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total assets...............    3,457,259     8,527,523    11,041,127     6,916,772      2,604,016      8,700,153
                                 ----------    ----------   -----------    ----------     ----------     ----------

LIABILITIES:
Payable for policy-related
 transactions.................       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total liabilities..........       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
NET ASSETS....................   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

NET ASSETS:
Accumulation unit values......   $3,428,897    $8,525,974   $11,040,003    $6,916,010     $2,603,770     $8,698,365
Retained by AXA Equitable in
 Separate Account No. 70......           --           696             7            87             --            934
                                 ----------    ----------   -----------    ----------     ----------     ----------
TOTAL NET ASSETS..............   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

Investments in shares of the
 Portfolios, at cost..........   $3,563,253    $8,955,131   $11,488,159    $7,232,036     $2,719,590     $9,058,324

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                              TEMPLETON
                               T. ROWE PRICE DEVELOPING   TEMPLETON     TEMPLETON    TEMPLETON  VANECK VIP
                               EQUITY INCOME MARKETS VIP FOREIGN VIP GLOBAL BOND VIP GROWTH VIP GLOBAL HARD
                                 PORTFOLIO      FUND        FUND          FUND          FUND    ASSETS FUND
                               ------------- ----------- ----------- --------------- ---------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $10,746,140  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
Receivable for shares of the
 Portfolios sold..............           --        3,125         --             --           95          --
Receivable for policy-related
 transactions.................        7,812           --        931         38,801           --      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total assets...............   10,753,952   11,729,657  6,348,942    130,428,549    1,380,998  16,866,362
                                -----------  ----------- ----------   ------------   ---------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        7,671           --        931         38,801           --      51,608
Payable for policy-related
 transactions.................           --        3,125         --             --           95          --
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total liabilities..........        7,671        3,125        931         38,801           95      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
NET ASSETS....................  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

NET ASSETS:
Accumulation unit values......  $10,746,281  $11,686,971 $6,345,909   $130,384,495   $1,380,537 $16,799,471
Retained by AXA Equitable in
 Separate Account No. 70......           --       39,561      2,102          5,253          366      15,283
                                -----------  ----------- ----------   ------------   ---------- -----------
TOTAL NET ASSETS..............  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

Investments in shares of the
 Portfolios, at cost..........  $13,069,085  $11,873,516 $7,397,348   $133,459,354   $1,621,366 $22,995,891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       VANECK VIP
                                     UNCONSTRAINED
                                    EMERGING MARKETS
                                       BOND FUND
                                    ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $  994,180
Receivable for policy-related
 transactions......................           804
                                       ----------
   Total assets....................       994,984
                                       ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............           804
                                       ----------
   Total liabilities...............           804
                                       ----------
NET ASSETS.........................    $  994,180
                                       ==========

NET ASSETS:
Accumulation unit values...........    $  994,123
Retained by AXA Equitable in
 Separate Account No. 70...........            57
                                       ----------
TOTAL NET ASSETS...................    $  994,180
                                       ==========

Investments in shares of the
 Portfolios, at cost...............    $1,052,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES....................        B               775,621
1290 VT CONVERTIBLE SECURITIES....................        K               451,167

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............        B              1,439,918

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............        B              2,492,917

1290 VT ENERGY....................................        B               610,528
1290 VT ENERGY....................................        K               96,046

1290 VT EQUITY INCOME.............................        A              5,044,056
1290 VT EQUITY INCOME.............................        B              1,982,084

1290 VT GAMCO MERGERS & ACQUISITIONS..............        A               941,329
1290 VT GAMCO MERGERS & ACQUISITIONS..............        B               527,300

1290 VT GAMCO SMALL COMPANY VALUE.................        A              4,015,199
1290 VT GAMCO SMALL COMPANY VALUE.................        B               873,662

1290 VT HIGH YIELD BOND...........................        B              1,555,622

1290 VT LOW VOLATILITY GLOBAL EQUITY..............        B               296,557

1290 VT MICRO CAP.................................        B                7,363

1290 VT MULTI-ALTERNATIVE STRATEGIES..............        B                1,485

1290 VT NATURAL RESOURCES.........................        B               802,393

1290 VT REAL ESTATE...............................        B              1,207,683

1290 VT SMALL CAP VALUE...........................        B               12,068

1290 VT SMARTBETA EQUITY..........................        B               778,222
1290 VT SMARTBETA EQUITY..........................        K               586,909

1290 VT SOCIALLY RESPONSIBLE......................        B               563,344

7TWELVE/TM/ BALANCED PORTFOLIO....................     CLASS 4           4,930,825

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.........     CLASS B            460,619

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...........     CLASS B            49,743

AB VPS GROWTH AND INCOME PORTFOLIO................     CLASS B            332,195

AB VPS INTERNATIONAL GROWTH PORTFOLIO.............     CLASS B            381,602

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...........     CLASS B            681,986

AB VPS SMALL/MID CAP VALUE PORTFOLIO..............     CLASS B            254,284

ALL ASSET GROWTH-ALT 20...........................        A              1,487,765
ALL ASSET GROWTH-ALT 20...........................        B               612,986

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III           347,164

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II            820,101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II            123,727

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4           3,340,411

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4           3,369,519

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4            430,446

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4            792,466

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4            430,411

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 INTERNATIONAL GROWTH AND INCOME FUND/SM/....     CLASS 4            451,801

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED
 RISK ASSET ALLOCATION FUND/SM/..............    CLASS P-2           527,399

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R).....................................     CLASS 4           2,486,320

AXA 400 MANAGED VOLATILITY...................        B              3,262,736

AXA 500 MANAGED VOLATILITY...................        B              6,453,484

AXA 2000 MANAGED VOLATILITY..................        B              3,449,173

AXA AGGRESSIVE ALLOCATION....................        A              1,683,416
AXA AGGRESSIVE ALLOCATION....................        B               783,005

AXA AGGRESSIVE STRATEGY......................        B             254,617,609

AXA BALANCED STRATEGY........................        B             186,650,426

AXA CONSERVATIVE GROWTH STRATEGY.............        B             89,075,773

AXA CONSERVATIVE STRATEGY....................        B             50,297,356

AXA GLOBAL EQUITY MANAGED VOLATILITY.........        A               346,638
AXA GLOBAL EQUITY MANAGED VOLATILITY.........        B               519,266

AXA GROWTH STRATEGY..........................        B             241,776,065

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A               492,038
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B               646,599

AXA INTERNATIONAL MANAGED VOLATILITY.........        B              7,539,703

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A               207,948

AXA LARGE CAP CORE MANAGED VOLATILITY........        B               874,446

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A               172,652
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B               560,234

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A               594,110
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B               687,003

AXA MID CAP VALUE MANAGED VOLATILITY.........        A               345,085
AXA MID CAP VALUE MANAGED VOLATILITY.........        B               686,319

AXA MODERATE ALLOCATION......................        A              7,561,905
AXA MODERATE ALLOCATION......................        B              4,255,261

AXA MODERATE GROWTH STRATEGY.................        B             364,000,710

AXA MODERATE-PLUS ALLOCATION.................        A              3,070,048
AXA MODERATE-PLUS ALLOCATION.................        B              2,638,408

AXA ULTRA CONSERVATIVE STRATEGY..............        B             111,673,304

AXA/AB DYNAMIC AGGRESSIVE GROWTH.............        B              8,883,683

AXA/AB DYNAMIC GROWTH........................        B             59,103,180

AXA/AB DYNAMIC MODERATE GROWTH...............        B             195,710,605

AXA/AB SHORT DURATION GOVERNMENT BOND........        B               323,516

AXA/AB SMALL CAP GROWTH......................        A              2,821,724
AXA/AB SMALL CAP GROWTH......................        B              1,484,489

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B              6,770,197

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A               422,026
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B               465,190

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A               145,791

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B              511,329

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A              689,033
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B              575,287

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B             50,729,593

AXA/INVESCO STRATEGIC ALLOCATION..................        B             25,487,752

AXA/JANUS ENTERPRISE..............................        A             2,064,803
AXA/JANUS ENTERPRISE..............................        B             1,048,693

AXA/JPMORGAN STRATEGIC ALLOCATION.................        B             7,197,264

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B             15,051,196

AXA/LOOMIS SAYLES GROWTH..........................        A             6,810,055
AXA/LOOMIS SAYLES GROWTH..........................        B             3,217,862

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A              230,028
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B             1,090,588

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III         8,053,004

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III         4,252,306

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B              711,323

CHARTER/SM/ CONSERVATIVE..........................        B             3,249,306

CHARTER/SM/ GROWTH................................        B             1,534,539

CHARTER/SM/ MODERATE..............................        B             3,324,974

CHARTER/SM/ MODERATE GROWTH.......................        B             2,879,129

CHARTER/SM/ MULTI-SECTOR BOND.....................        B              390,170

CHARTER/SM/ SMALL CAP GROWTH......................        B              733,366

CHARTER/SM/ SMALL CAP VALUE.......................        B              967,858

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II          2,053,674

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......    CLASS II           357,104

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..    CLASS II          1,798,743

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............    CLASS II           248,717

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  SERVICE CLASS       1,847,841

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  SERVICE CLASS        215,913

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  SERVICE CLASS       1,037,734

EATON VANCE VT FLOATING-RATE INCOME FUND..........  INITIAL CLASS       5,182,977

EQ/AMERICAN CENTURY MID CAP VALUE.................        B             6,856,792

EQ/BLACKROCK BASIC VALUE EQUITY...................        A             5,297,425
EQ/BLACKROCK BASIC VALUE EQUITY...................        B              977,817

EQ/CAPITAL GUARDIAN RESEARCH......................        A              516,351
EQ/CAPITAL GUARDIAN RESEARCH......................        B              213,265

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        A              321,820
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        B              452,028

EQ/COMMON STOCK INDEX.............................        A             1,377,316
EQ/COMMON STOCK INDEX.............................        B              487,005

EQ/CORE BOND INDEX................................        B             30,912,473

EQ/EMERGING MARKETS EQUITY PLUS...................        B              863,420

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
EQ/EQUITY 500 INDEX..........................        A             5,474,878
EQ/EQUITY 500 INDEX..........................        B             2,399,031

EQ/FIDELITY INSTITUTIONAL AM /SM/ LARGE CAP..        B             4,920,436

EQ/FRANKLIN RISING DIVIDENDS.................        B             3,029,695

EQ/FRANKLIN STRATEGIC INCOME.................        B             5,546,002

EQ/GLOBAL BOND PLUS..........................        A              514,795
EQ/GLOBAL BOND PLUS..........................        B              421,595

EQ/GOLDMAN SACHS MID CAP VALUE...............        B             1,601,811

EQ/INTERMEDIATE GOVERNMENT BOND..............        B             11,121,896

EQ/INTERNATIONAL EQUITY INDEX................        A             3,205,231
EQ/INTERNATIONAL EQUITY INDEX................        B             2,031,348

EQ/INVESCO COMSTOCK..........................        A             2,372,131
EQ/INVESCO COMSTOCK..........................        B              438,452

EQ/INVESCO GLOBAL REAL ESTATE................        B             4,447,544

EQ/INVESCO INTERNATIONAL GROWTH..............        B             1,289,993

EQ/IVY ENERGY................................        B             5,519,945

EQ/IVY MID CAP GROWTH........................        B             5,138,555

EQ/IVY SCIENCE AND TECHNOLOGY................        B             3,071,759

EQ/JPMORGAN VALUE OPPORTUNITIES..............        A              640,821
EQ/JPMORGAN VALUE OPPORTUNITIES..............        B              527,860

EQ/LARGE CAP GROWTH INDEX....................        A             3,599,914
EQ/LARGE CAP GROWTH INDEX....................        B             1,707,472

EQ/LARGE CAP VALUE INDEX.....................        A             3,379,065
EQ/LARGE CAP VALUE INDEX.....................        B             1,664,648

EQ/LAZARD EMERGING MARKETS EQUITY............        B             4,149,765

EQ/MFS INTERNATIONAL GROWTH..................        A             4,755,660
EQ/MFS INTERNATIONAL GROWTH..................        B             2,735,484

EQ/MFS INTERNATIONAL VALUE...................        B             8,614,956

EQ/MFS TECHNOLOGY............................        B             2,011,805

EQ/MFS UTILITIES SERIES......................        B             1,749,979

EQ/MID CAP INDEX.............................        A             4,675,868
EQ/MID CAP INDEX.............................        B             2,053,324

EQ/MONEY MARKET..............................        A             60,878,869
EQ/MONEY MARKET..............................        B             60,626,037

EQ/OPPENHEIMER GLOBAL........................        A             3,024,882
EQ/OPPENHEIMER GLOBAL........................        B             1,358,627

EQ/PIMCO GLOBAL REAL RETURN..................        B             2,629,554

EQ/PIMCO REAL RETURN.........................        B             4,096,419

EQ/PIMCO TOTAL RETURN........................        B             15,635,782

EQ/PIMCO ULTRA SHORT BOND....................        A             2,682,069
EQ/PIMCO ULTRA SHORT BOND....................        B             1,868,689

EQ/QUALITY BOND PLUS.........................        B             3,169,644

EQ/SMALL COMPANY INDEX.......................        A             4,723,104

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
EQ/SMALL COMPANY INDEX............................        B             1,585,163

EQ/T. ROWE PRICE GROWTH STOCK.....................        A             3,493,189
EQ/T. ROWE PRICE GROWTH STOCK.....................        B             1,504,210

EQ/T. ROWE PRICE HEALTH SCIENCES..................        B             3,541,030

EQ/UBS GROWTH & INCOME............................        B              749,879

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS       3,359,316

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS        702,548

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2        36,095

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2        35,562

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2       108,419

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2       113,412

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2        62,602

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      2,503,144

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2      11,694,004

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.....     CLASS I           399,892

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO.............................     CLASS I          3,658,082

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2          4,698,244

FRANKLIN INCOME VIP FUND..........................     CLASS 2          5,932,658

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2           642,640

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES        178,686

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES         26,298

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC              422,746

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC             1,104,105

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II           10,118

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II         1,028,917

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         2,644,292

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II          948,527

INVESCO V.I. HEALTH CARE FUND.....................    SERIES II          242,518

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         7,726,932

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         1,019,903

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II         1,152,582

IVY VIP ASSET STRATEGY............................    CLASS II          3,904,385

IVY VIP GLOBAL EQUITY INCOME......................    CLASS II          1,810,830

IVY VIP HIGH INCOME...............................    CLASS II          36,527,027

IVY VIP NATURAL RESOURCES.........................    CLASS II          1,985,340

IVY VIP SMALL CAP GROWTH..........................    CLASS II          4,096,562

JANUS HENDERSON BALANCED PORTFOLIO................ SERVICE SHARES       2,364,622

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO........... SERVICE SHARES       2,195,528

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO..... SERVICE SHARES        689,575

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION
 PORTFOLIO........................................     CLASS 2          1,398,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO...................................     CLASS 2          1,963,476

LORD ABBETT SERIES FUND -- BOND DEBENTURE
 PORTFOLIO...................................    VC SHARES         11,488,391

LORD ABBETT SERIES FUND -- CLASSIC STOCK
 PORTFOLIO...................................    VC SHARES          368,965

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO.....................    VC SHARES          392,388

MFS(R) INVESTORS TRUST SERIES................  SERVICE CLASS        456,940

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................  SERVICE CLASS        768,716

MFS(R) RESEARCH SERIES.......................  SERVICE CLASS        104,909

MFS(R) VALUE SERIES..........................  SERVICE CLASS       1,512,908

MULTIMANAGER AGGRESSIVE EQUITY...............        B              293,931

MULTIMANAGER CORE BOND.......................        B             10,256,460

MULTIMANAGER MID CAP GROWTH..................        B             3,365,895

MULTIMANAGER MID CAP VALUE...................        B              702,637

MULTIMANAGER TECHNOLOGY......................        B             2,073,905

NEUBERGER BERMAN INTERNATIONAL EQUITY
 PORTFOLIO...................................     CLASS S           320,044

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE
 STRATEGY PORTFOLIO..........................     CLASS S           285,015

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO...................................  ADVISOR CLASS       2,532,711

PIMCO EMERGING MARKETS BOND PORTFOLIO........  ADVISOR CLASS       1,431,172

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO
 (UNHEDGED)..................................  ADVISOR CLASS        370,637

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION
 PORTFOLIO...................................  ADVISOR CLASS        134,322

PIMCO INCOME PORTFOLIO.......................  ADVISOR CLASS         39,982

PROFUND VP BEAR..............................  COMMON SHARES         5,827

PROFUND VP BIOTECHNOLOGY.....................  COMMON SHARES        622,768

PUTNAM VT DIVERSIFIED INCOME FUND............     CLASS B          3,280,233

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.......     CLASS B           270,677

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND...     CLASS B           256,309

PUTNAM VT RESEARCH FUND......................     CLASS B            44,262

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT
 PORTFOLIO...................................    CLASS II           285,028

SEI VP BALANCED STRATEGY FUND................    CLASS III          860,411

SEI VP CONSERVATIVE STRATEGY FUND............    CLASS III         1,115,153

SEI VP MARKET GROWTH STRATEGY FUND...........    CLASS III          695,085

SEI VP MARKET PLUS STRATEGY FUND.............    CLASS III          252,302

SEI VP MODERATE STRATEGY FUND................    CLASS III          883,178

T. ROWE PRICE EQUITY INCOME PORTFOLIO........    CLASS II           461,802

TEMPLETON DEVELOPING MARKETS VIP FUND........     CLASS 2          1,373,130

TEMPLETON FOREIGN VIP FUND...................     CLASS 2           498,274

TEMPLETON GLOBAL BOND VIP FUND...............     CLASS 2          7,747,460

TEMPLETON GROWTH VIP FUND....................     CLASS 2           113,096

VANECK VIP GLOBAL HARD ASSETS FUND...........     CLASS S          1,027,169

VANECK VIP UNCONSTRAINED EMERGING MARKETS
 BOND FUND...................................  INITIAL CLASS        128,116

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $10.62        105
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $11.94         88
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $11.91         65

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.24      1,096
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $10.81          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.01        146
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $10.97        119

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.24        845
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $ 9.92        219
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.19        764
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.12        451
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $ 9.99         38
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $ 9.97         51

1290 VT ENERGY..........................  0.30%          B          $ 5.93          1
1290 VT ENERGY..........................  1.10%          B          $ 6.40        182
1290 VT ENERGY..........................  1.20%          B          $ 5.66         79
1290 VT ENERGY..........................  1.25%          B          $ 5.65        210

1290 VT EQUITY INCOME...................  1.30%          A          $20.01        679
1290 VT EQUITY INCOME...................  1.55%          A          $19.55         44
1290 VT EQUITY INCOME...................  1.65%          A          $19.37        120
1290 VT EQUITY INCOME...................  1.70%          A          $19.28        101
1290 VT EQUITY INCOME...................  1.10%          B          $10.83        127
1290 VT EQUITY INCOME...................  1.20%          B          $12.19         37
1290 VT EQUITY INCOME...................  1.25%          B          $12.15         76
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.09        458
1290 VT EQUITY INCOME...................  1.55%          B          $ 9.55         85
1290 VT EQUITY INCOME...................  1.65%          B          $ 9.36        188
1290 VT EQUITY INCOME...................  1.70%          B          $ 9.27         23

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $13.39        497
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.08         37
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $12.96        137
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $12.90        169
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.30          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $10.36        273
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $10.78         91
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $10.76        219

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $18.82         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $23.31      6,189
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $22.77        469
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $22.56      1,130
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $22.46        908
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $12.18         13
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $10.67      2,174
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $11.62        755
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $11.59      1,006

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND.................  1.10%          B          $10.45        193
1290 VT HIGH YIELD BOND.................  1.20%          B          $10.89         68
1290 VT HIGH YIELD BOND.................  1.25%          B          $10.86        235
1290 VT HIGH YIELD BOND.................  1.30%          B          $11.33        585
1290 VT HIGH YIELD BOND.................  1.55%          B          $10.75          3
1290 VT HIGH YIELD BOND.................  1.65%          B          $11.09         99
1290 VT HIGH YIELD BOND.................  1.70%          B          $11.06         77

1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.10%          B          $11.26        129
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.20%          B          $12.55         54
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.25%          B          $12.52         87
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.30%          B          $ 9.76          4

1290 VT MICRO CAP.......................  1.10%          B          $ 8.75          4
1290 VT MICRO CAP.......................  1.25%          B          $ 8.75          1
1290 VT MICRO CAP.......................  1.30%          B          $ 8.75          3

1290 VT MULTI-ALTERNATIVE STRATEGIES....  1.10%          B          $ 9.78          1

1290 VT NATURAL RESOURCES...............  1.10%          B          $ 8.58        129
1290 VT NATURAL RESOURCES...............  1.20%          B          $ 7.63         38
1290 VT NATURAL RESOURCES...............  1.25%          B          $ 7.61        132
1290 VT NATURAL RESOURCES...............  1.30%          B          $ 7.81        332
1290 VT NATURAL RESOURCES...............  1.55%          B          $ 7.89         --
1290 VT NATURAL RESOURCES...............  1.65%          B          $ 7.65         86
1290 VT NATURAL RESOURCES...............  1.70%          B          $ 7.63         22

1290 VT REAL ESTATE.....................  1.10%          B          $ 9.88         96
1290 VT REAL ESTATE.....................  1.20%          B          $11.10         44
1290 VT REAL ESTATE.....................  1.25%          B          $11.07        107
1290 VT REAL ESTATE.....................  1.30%          B          $11.31        586
1290 VT REAL ESTATE.....................  1.55%          B          $10.11         14
1290 VT REAL ESTATE.....................  1.65%          B          $11.07        145
1290 VT REAL ESTATE.....................  1.70%          B          $11.04        102

1290 VT SMALL CAP VALUE.................  1.10%          B          $ 8.13          7
1290 VT SMALL CAP VALUE.................  1.25%          B          $ 8.13          3
1290 VT SMALL CAP VALUE.................  1.30%          B          $ 8.13          3

1290 VT SMARTBETA EQUITY................  1.10%          B          $11.30        118
1290 VT SMARTBETA EQUITY................  1.20%          B          $12.66         29
1290 VT SMARTBETA EQUITY................  1.25%          B          $12.63         49
1290 VT SMARTBETA EQUITY................  1.30%          B          $ 9.52          1

1290 VT SOCIALLY RESPONSIBLE............  1.10%          B          $11.80        340
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B          $14.24         32
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B          $14.20         39
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B          $20.98         33
1290 VT SOCIALLY RESPONSIBLE............  1.55%          B          $15.18         15
1290 VT SOCIALLY RESPONSIBLE............  1.65%          B          $19.91         11
1290 VT SOCIALLY RESPONSIBLE............  1.70%          B          $14.74          2

7TWELVE/TM/ BALANCED PORTFOLIO..........  1.10%       CLASS 4       $ 9.53        320
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.20%       CLASS 4       $ 9.53        562
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.25%       CLASS 4       $ 9.51        358
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.30%       CLASS 4       $10.63      3,197
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.55%       CLASS 4       $ 9.55         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO..  1.55%       CLASS 4       $10.45         64
7TWELVE/TM/ BALANCED PORTFOLIO..  1.65%       CLASS 4       $10.38        519
7TWELVE/TM/ BALANCED PORTFOLIO..  1.70%       CLASS 4       $10.34        379

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.30%       CLASS B       $15.53        200
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.55%       CLASS B       $15.17         19
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.65%       CLASS B       $15.03         65
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.70%       CLASS B       $14.96         15

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.10%       CLASS B       $11.06         54
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.20%       CLASS B       $11.54         12
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.25%       CLASS B       $11.52         51

AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.10%       CLASS B       $11.87        567
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.20%       CLASS B       $12.28         72
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.25%       CLASS B       $12.25        120

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.30%       CLASS B       $11.05        478
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.55%       CLASS B       $10.79         28
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.65%       CLASS B       $10.69        107
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.70%       CLASS B       $10.64         39

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.10%       CLASS B       $10.65        280
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.20%       CLASS B       $11.25         69
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.25%       CLASS B       $11.22        168

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  0.30%       CLASS B       $11.21          4
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.10%       CLASS B       $10.47        248
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.20%       CLASS B       $10.78         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.25%       CLASS B       $10.76        123

ALL ASSET GROWTH-ALT 20.........  1.30%          A          $14.89      1,392
ALL ASSET GROWTH-ALT 20.........  1.55%          A          $14.54         88
ALL ASSET GROWTH-ALT 20.........  1.65%          A          $14.41        223
ALL ASSET GROWTH-ALT 20.........  1.70%          A          $14.34        162
ALL ASSET GROWTH-ALT 20.........  1.10%          B          $ 9.95        306
ALL ASSET GROWTH-ALT 20.........  1.20%          B          $ 9.93        509
ALL ASSET GROWTH-ALT 20.........  1.25%          B          $ 9.92        330

ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.10%      CLASS III      $10.67        242
ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.25%      CLASS III      $10.61        118

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.10%      CLASS II       $ 9.70        392
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.20%      CLASS II       $ 9.69        113
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.25%      CLASS II       $ 9.67        312

AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.30%      CLASS II       $19.41         47
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.55%      CLASS II       $18.97         10
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.65%      CLASS II       $18.79         29
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.70%      CLASS II       $18.71          2

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.10%       CLASS 4       $11.32      2,985
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.20%       CLASS 4       $12.38        554
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.25%       CLASS 4       $12.35      2,385

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  0.65%       CLASS 4       $10.34         --
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.30%       CLASS 4       $10.05      2,338
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.55%       CLASS 4       $ 9.83         86
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.65%       CLASS 4       $ 9.85        482
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.70%       CLASS 4       $ 9.82        581

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  0.30%       CLASS 4       $13.46          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.10%       CLASS 4       $11.10        509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $12.84        121
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $12.81        291

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $11.82          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $10.13        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $11.28         76
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $11.25        105
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $12.72        751
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $11.98         58
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $12.46        139
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $12.42        121

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  0.30%       CLASS 4       $15.36         14
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.38        996
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $14.65        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $14.62        307

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $ 9.51        313
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $ 9.71        129
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $ 9.69        273

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $12.76        368
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $11.94          5
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $12.50         69
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $12.46         67

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $10.29         10
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $10.12        723
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $ 9.82        250
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $ 9.79        421
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $10.47      2,487
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $10.10         64
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $10.25        520
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $10.22        537

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $18.07          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $14.20        382
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $20.50      1,317

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY..............  1.55%          B          $20.03         596
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $13.91         160
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $19.85         559
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $13.87          54
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $19.76          22

AXA 500 MANAGED VOLATILITY..............  0.65%          B          $20.15           4
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $16.15         642
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $21.03       3,082
AXA 500 MANAGED VOLATILITY..............  1.55%          B          $20.55       1,436
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $15.82         224
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $20.36       1,390
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $15.77          87
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $20.26          95

AXA 2000 MANAGED VOLATILITY.............  0.65%          B          $17.17           2
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $13.97         336
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $19.97       1,413
AXA 2000 MANAGED VOLATILITY.............  1.55%          B          $19.51         653
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $13.68          93
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $19.33         608
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $13.64          56
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $19.24          33

AXA AGGRESSIVE ALLOCATION...............  1.30%          A          $16.80         667
AXA AGGRESSIVE ALLOCATION...............  1.55%          A          $16.41         224
AXA AGGRESSIVE ALLOCATION...............  1.65%          A          $16.26         120
AXA AGGRESSIVE ALLOCATION...............  1.70%          A          $16.18          14
AXA AGGRESSIVE ALLOCATION...............  1.10%          B          $10.70         369
AXA AGGRESSIVE ALLOCATION...............  1.20%          B          $11.80          48
AXA AGGRESSIVE ALLOCATION...............  1.25%          B          $11.77         291

AXA AGGRESSIVE STRATEGY.................  1.30%          B          $14.74     182,618
AXA AGGRESSIVE STRATEGY.................  1.55%          B          $14.50       2,352
AXA AGGRESSIVE STRATEGY.................  1.65%          B          $14.40      23,204
AXA AGGRESSIVE STRATEGY.................  1.70%          B          $14.35      26,058

AXA BALANCED STRATEGY...................  0.65%          B          $13.27          --
AXA BALANCED STRATEGY...................  1.30%          B          $13.75     129,078
AXA BALANCED STRATEGY...................  1.30%          B          $15.36      16,442
AXA BALANCED STRATEGY...................  1.55%          B          $13.44       6,821
AXA BALANCED STRATEGY...................  1.55%          B          $14.99       1,787
AXA BALANCED STRATEGY...................  1.65%          B          $13.31      21,658
AXA BALANCED STRATEGY...................  1.65%          B          $14.85       3,998
AXA BALANCED STRATEGY...................  1.70%          B          $13.25      13,132
AXA BALANCED STRATEGY...................  1.70%          B          $14.78         673

AXA CONSERVATIVE GROWTH STRATEGY........  0.65%          B          $12.53           7
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $12.92      65,805
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $14.32       5,512
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $12.62       3,898
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $13.97         694
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $12.51      10,079
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $13.83       1,389
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $12.45       4,875
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $13.77         320

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

AXA CONSERVATIVE STRATEGY...............  1.30%          B          $11.33      36,191
AXA CONSERVATIVE STRATEGY...............  1.30%          B          $12.08       2,772
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.07       2,478
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.79         311
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $10.96       5,650
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $11.67         493
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $10.91       3,500
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $11.62         184

AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $14.45         242
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $14.11          31
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $13.98          66
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $13.92          22
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $30.65         127
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $22.17          71
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $29.12          69
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $21.46          12

AXA GROWTH STRATEGY.....................  0.65%          B          $14.86           4
AXA GROWTH STRATEGY.....................  1.30%          B          $15.57     172,934
AXA GROWTH STRATEGY.....................  1.30%          B          $18.02      22,778
AXA GROWTH STRATEGY.....................  1.55%          B          $15.21       3,280
AXA GROWTH STRATEGY.....................  1.55%          B          $17.58       1,867
AXA GROWTH STRATEGY.....................  1.65%          B          $15.07      20,605
AXA GROWTH STRATEGY.....................  1.65%          B          $17.41       6,844
AXA GROWTH STRATEGY.....................  1.70%          B          $15.00      24,333
AXA GROWTH STRATEGY.....................  1.70%          B          $17.33       2,169

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          A          $10.78         328
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          A          $10.53          13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          A          $10.43          70
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          A          $10.39          24
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          B          $14.99         205
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          B          $12.21         100
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          B          $14.23         105
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          B          $11.85          27

AXA INTERNATIONAL MANAGED VOLATILITY....  0.65%          B          $10.70           2
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.52         229
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.69       3,881
AXA INTERNATIONAL MANAGED VOLATILITY....  1.55%          B          $10.45       2,005
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.30         136
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.35       1,841
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.27          96
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.30          72

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.30%          A          $10.31         141
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.55%          A          $10.08          33
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.65%          A          $ 9.98          44
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.70%          A          $ 9.94          15

AXA LARGE CAP CORE MANAGED VOLATILITY...  1.30%          B          $22.35         159
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.55%          B          $16.49          60
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.65%          B          $21.22         140
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.70%          B          $15.99          42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          A          $23.79         139
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          A          $23.24          12
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          A          $23.03          40
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          A          $22.92          25
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          B          $27.77         278
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          B          $30.66          93
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          B          $26.39         165
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          B          $29.67          34

AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          A          $19.13         365
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          A          $18.69          25
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          A          $18.52          65
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          A          $18.43          40
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          B          $17.74         309
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          B          $19.91          81
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          B          $16.85         182
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          B          $19.28          35

AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          A          $20.13         181
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          A          $19.66           9
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          A          $19.48          37
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          A          $19.39          14
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          B          $23.17         206
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          B          $24.74          34
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          B          $22.01         160
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          B          $23.93          14

AXA MODERATE ALLOCATION......................  1.30%          A          $13.55       5,547
AXA MODERATE ALLOCATION......................  1.55%          A          $13.24         327
AXA MODERATE ALLOCATION......................  1.65%          A          $13.12         781
AXA MODERATE ALLOCATION......................  1.70%          A          $13.06         627
AXA MODERATE ALLOCATION......................  1.10%          B          $10.31       2,148
AXA MODERATE ALLOCATION......................  1.20%          B          $10.84         249
AXA MODERATE ALLOCATION......................  1.25%          B          $10.81       2,760

AXA MODERATE GROWTH STRATEGY.................  0.65%          B          $14.05           5
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $14.65     250,952
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $16.96      23,428
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $14.32      24,750
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $16.56       2,731
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $14.18      52,480
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $16.39       6,364
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $14.12      23,772
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $16.32       1,994

AXA MODERATE-PLUS ALLOCATION.................  1.30%          A          $15.13       1,570
AXA MODERATE-PLUS ALLOCATION.................  1.55%          A          $14.78         224
AXA MODERATE-PLUS ALLOCATION.................  1.65%          A          $14.64         218
AXA MODERATE-PLUS ALLOCATION.................  1.70%          A          $14.58          27
AXA MODERATE-PLUS ALLOCATION.................  1.10%          B          $10.51       1,420
AXA MODERATE-PLUS ALLOCATION.................  1.20%          B          $11.31         184
AXA MODERATE-PLUS ALLOCATION.................  1.25%          B          $11.28         829

AXA ULTRA CONSERVATIVE STRATEGY..............  1.30%          B          $ 9.99      65,894
AXA ULTRA CONSERVATIVE STRATEGY..............  1.55%          B          $ 9.81       3,564

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA ULTRA CONSERVATIVE STRATEGY....  1.65%          B          $ 9.74      12,976
AXA ULTRA CONSERVATIVE STRATEGY....  1.70%          B          $ 9.70      26,789

AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.30%          B          $ 9.31       8,629
AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.65%          B          $ 9.27         253

AXA/AB DYNAMIC GROWTH..............  1.30%          B          $10.08      52,067
AXA/AB DYNAMIC GROWTH..............  1.65%          B          $ 9.95       5,024
AXA/AB DYNAMIC GROWTH..............  1.70%          B          $ 9.93       2,753

AXA/AB DYNAMIC MODERATE GROWTH.....  0.30%          B          $11.53           4
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B          $10.15         558
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B          $11.00         283
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B          $10.97         349
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $11.91       4,466
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $12.48     131,809
AXA/AB DYNAMIC MODERATE GROWTH.....  1.55%          B          $12.24       7,240
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $11.67         738
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $12.14      26,214
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $11.63         564
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $12.09      17,959

AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.10%          B          $ 9.70         152
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.20%          B          $ 9.43          55
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.25%          B          $ 9.41         125

AXA/AB SMALL CAP GROWTH............  1.30%          A          $25.92       1,068
AXA/AB SMALL CAP GROWTH............  1.55%          A          $25.33          70
AXA/AB SMALL CAP GROWTH............  1.65%          A          $25.10         226
AXA/AB SMALL CAP GROWTH............  1.70%          A          $24.98         365
AXA/AB SMALL CAP GROWTH............  0.30%          B          $13.06           2
AXA/AB SMALL CAP GROWTH............  1.10%          B          $11.29         532
AXA/AB SMALL CAP GROWTH............  1.20%          B          $12.46         161
AXA/AB SMALL CAP GROWTH............  1.25%          B          $12.43         251
AXA/AB SMALL CAP GROWTH............  1.30%          B          $28.95         141
AXA/AB SMALL CAP GROWTH............  1.55%          B          $35.01          59
AXA/AB SMALL CAP GROWTH............  1.65%          B          $27.51         132
AXA/AB SMALL CAP GROWTH............  1.70%          B          $33.87          11

AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B          $ 9.40         193
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B          $ 9.39           7
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $ 9.39           9
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $17.59       2,233
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $28.67         166
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $17.24         241
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $20.19          95
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $ 9.39           1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $17.11         574
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $27.22         120
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $17.04         339
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $19.59          12

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          A          $15.63         166
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          A          $15.27          15
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          A          $15.13          79
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          A          $15.06          16

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B          $13.77        222
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          B          $13.34         59
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          B          $13.18         58
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          B          $13.09          6

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  0.65%          A          $17.10         --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          A          $19.67         61
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          A          $19.22         10
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          A          $19.05         25
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          A          $18.96          3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          B          $15.03        238
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          B          $14.57         46
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          B          $14.39        151
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          B          $14.30         25

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          A          $16.07        234
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          A          $15.71          6
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          A          $15.56         79
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          A          $15.49         27
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          B          $11.75        215
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          B          $11.41         64
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          B          $11.28        109
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          B          $11.21          9

AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.30%          B          $10.25     43,454
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.65%          B          $10.12      4,583
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.70%          B          $10.10      1,283

AXA/INVESCO STRATEGIC ALLOCATION...  1.30%          B          $ 9.83     22,940
AXA/INVESCO STRATEGIC ALLOCATION...  1.65%          B          $ 9.71      2,054
AXA/INVESCO STRATEGIC ALLOCATION...  1.70%          B          $ 9.69        670

AXA/JANUS ENTERPRISE...............  1.30%          A          $18.92      1,233
AXA/JANUS ENTERPRISE...............  1.55%          A          $18.49        175
AXA/JANUS ENTERPRISE...............  1.65%          A          $18.32        285
AXA/JANUS ENTERPRISE...............  1.70%          A          $18.23        150
AXA/JANUS ENTERPRISE...............  1.10%          B          $10.37        385
AXA/JANUS ENTERPRISE...............  1.20%          B          $11.32        112
AXA/JANUS ENTERPRISE...............  1.25%          B          $11.29        195
AXA/JANUS ENTERPRISE...............  1.30%          B          $23.97        192
AXA/JANUS ENTERPRISE...............  1.55%          B          $23.15        108
AXA/JANUS ENTERPRISE...............  1.65%          B          $22.83        101
AXA/JANUS ENTERPRISE...............  1.70%          B          $22.68         17

AXA/JPMORGAN STRATEGIC ALLOCATION..  1.30%          B          $ 9.54      7,082
AXA/JPMORGAN STRATEGIC ALLOCATION..  1.65%          B          $ 9.51        160

AXA/LEGG MASON STRATEGIC ALLOCATION  1.30%          B          $10.72     14,178
AXA/LEGG MASON STRATEGIC ALLOCATION  1.65%          B          $10.61      1,016
AXA/LEGG MASON STRATEGIC ALLOCATION  1.70%          B          $10.59         21

AXA/LOOMIS SAYLES GROWTH...........  1.30%          A          $24.56      1,561
AXA/LOOMIS SAYLES GROWTH...........  1.55%          A          $23.99         91
AXA/LOOMIS SAYLES GROWTH...........  1.65%          A          $23.77        276
AXA/LOOMIS SAYLES GROWTH...........  1.70%          A          $23.66        155
AXA/LOOMIS SAYLES GROWTH...........  1.10%          B          $13.85        839
AXA/LOOMIS SAYLES GROWTH...........  1.20%          B          $16.54        170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA/LOOMIS SAYLES GROWTH.....................  1.25%          B          $16.50        314
AXA/LOOMIS SAYLES GROWTH.....................  1.30%          B          $23.46        121
AXA/LOOMIS SAYLES GROWTH.....................  1.55%          B          $23.04         35
AXA/LOOMIS SAYLES GROWTH.....................  1.65%          B          $22.87         30
AXA/LOOMIS SAYLES GROWTH.....................  1.70%          B          $22.78          8

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          A          $15.04         96
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          A          $14.70         31
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          A          $14.56         37
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          A          $14.49          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  0.30%          B          $11.19         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.10%          B          $ 9.81         78
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.20%          B          $10.67         47
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.25%          B          $10.64         66
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          B          $11.96        294
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          B          $11.59        189
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          B          $11.44        317
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          B          $11.37         26

BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.10%      CLASS III      $ 9.85      1,042
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.20%      CLASS III      $10.58        739
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.25%      CLASS III      $10.55      1,274
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.30%      CLASS III      $13.20      3,846
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.55%      CLASS III      $12.89        131
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.65%      CLASS III      $12.77        860
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.70%      CLASS III      $12.71        734

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.30%      CLASS III      $27.51      1,313
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.55%      CLASS III      $26.88         67
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.65%      CLASS III      $26.63        262
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.70%      CLASS III      $26.51        412

CHARTER/SM/ AGGRESSIVE GROWTH................  1.10%          B          $ 9.99        300
CHARTER/SM/ AGGRESSIVE GROWTH................  1.20%          B          $10.57        147
CHARTER/SM/ AGGRESSIVE GROWTH................  1.25%          B          $10.54        229

CHARTER/SM/ CONSERVATIVE.....................  1.10%          B          $10.13        925
CHARTER/SM/ CONSERVATIVE.....................  1.20%          B          $10.33        359
CHARTER/SM/ CONSERVATIVE.....................  1.25%          B          $10.31      1,797

CHARTER/SM/ GROWTH...........................  1.10%          B          $10.05        386
CHARTER/SM/ GROWTH...........................  1.20%          B          $10.56        471
CHARTER/SM/ GROWTH...........................  1.25%          B          $10.53        569

CHARTER/SM/ MODERATE.........................  0.30%          B          $10.98         11
CHARTER/SM/ MODERATE.........................  1.10%          B          $10.14        814
CHARTER/SM/ MODERATE.........................  1.20%          B          $10.48        661
CHARTER/SM/ MODERATE.........................  1.25%          B          $10.45      1,384
CHARTER/SM/ MODERATE.........................  1.30%          B          $10.22        241
CHARTER/SM/ MODERATE.........................  1.65%          B          $10.08         24
CHARTER/SM/ MODERATE.........................  1.70%          B          $10.06          9

CHARTER/SM/ MODERATE GROWTH..................  0.30%          B          $11.11          2
CHARTER/SM/ MODERATE GROWTH..................  1.10%          B          $10.14      1,011
CHARTER/SM/ MODERATE GROWTH..................  1.20%          B          $10.60        557
CHARTER/SM/ MODERATE GROWTH..................  1.25%          B          $10.58        862

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ MODERATE GROWTH........  1.30%          B          $10.25        244
CHARTER/SM/ MODERATE GROWTH........  1.65%          B          $10.11         47

CHARTER/SM/ MULTI-SECTOR BOND......  1.30%          B          $11.46         85
CHARTER/SM/ MULTI-SECTOR BOND......  1.55%          B          $27.88          9
CHARTER/SM/ MULTI-SECTOR BOND......  1.65%          B          $10.95         16
CHARTER/SM/ MULTI-SECTOR BOND......  1.70%          B          $26.55          1

CHARTER/SM/ SMALL CAP GROWTH.......  0.30%          B          $12.32          9
CHARTER/SM/ SMALL CAP GROWTH.......  1.10%          B          $11.19         53
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B          $11.75         31
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B          $11.72         39
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B          $ 7.35        508
CHARTER/SM/ SMALL CAP GROWTH.......  1.55%          B          $12.12        141
CHARTER/SM/ SMALL CAP GROWTH.......  1.65%          B          $11.88        121
CHARTER/SM/ SMALL CAP GROWTH.......  1.70%          B          $11.76         36

CHARTER/SM/ SMALL CAP VALUE........  1.10%          B          $ 9.94         76
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B          $ 9.84         29
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B          $ 9.82         54
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B          $17.06        303
CHARTER/SM/ SMALL CAP VALUE........  1.55%          B          $21.40         69
CHARTER/SM/ SMALL CAP VALUE........  1.65%          B          $16.20        119
CHARTER/SM/ SMALL CAP VALUE........  1.70%          B          $20.72        218

CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.10%      CLASS II       $ 9.58        608
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.20%      CLASS II       $10.64        298
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.25%      CLASS II       $10.61        314
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.30%      CLASS II       $10.59      2,613
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.65%      CLASS II       $10.42        245
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.70%      CLASS II       $10.39        397

CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.30%      CLASS II       $12.18      1,048
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.65%      CLASS II       $12.01         61
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.70%      CLASS II       $11.99         28

CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.10%      CLASS II       $11.88        606
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.20%      CLASS II       $12.52        183
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.25%      CLASS II       $12.49        321
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.30%      CLASS II       $12.46      1,199
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.65%      CLASS II       $12.26         71
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.70%      CLASS II       $12.23        182

CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.30%      CLASS II       $10.15        354
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.65%      CLASS II       $10.01         43
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.70%      CLASS II       $ 9.99         25

DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  0.30%    SERVICE CLASS    $10.75         18
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.10%    SERVICE CLASS    $ 9.85        752
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.20%    SERVICE CLASS    $10.26        426
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.25%    SERVICE CLASS    $10.23        621

DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.10%    SERVICE CLASS    $10.18        275
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.20%    SERVICE CLASS    $ 9.66         68
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.25%    SERVICE CLASS    $ 9.63         96

DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $10.43          5
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $ 9.89        419

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $ 9.96         89
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $ 9.93        483

EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  0.30%    INITIAL CLASS    $11.13         11
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.10%    INITIAL CLASS    $10.45      1,447
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.20%    INITIAL CLASS    $10.62        387
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.25%    INITIAL CLASS    $10.60      1,268
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.30%    INITIAL CLASS    $10.52        992
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.65%    INITIAL CLASS    $10.38        110
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.70%    INITIAL CLASS    $10.36        178

EQ/AMERICAN CENTURY MID CAP VALUE..  0.30%          B          $13.76          3
EQ/AMERICAN CENTURY MID CAP VALUE..  0.65%          B          $20.52          3
EQ/AMERICAN CENTURY MID CAP VALUE..  1.10%          B          $11.04      1,661
EQ/AMERICAN CENTURY MID CAP VALUE..  1.20%          B          $13.13        488
EQ/AMERICAN CENTURY MID CAP VALUE..  1.25%          B          $13.09        638
EQ/AMERICAN CENTURY MID CAP VALUE..  1.30%          B          $22.65      3,041
EQ/AMERICAN CENTURY MID CAP VALUE..  1.55%          B          $22.13        105
EQ/AMERICAN CENTURY MID CAP VALUE..  1.65%          B          $21.92        565
EQ/AMERICAN CENTURY MID CAP VALUE..  1.70%          B          $21.82        384

EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          A          $19.04      3,980
EQ/BLACKROCK BASIC VALUE EQUITY....  1.55%          A          $18.60        244
EQ/BLACKROCK BASIC VALUE EQUITY....  1.65%          A          $18.43        807
EQ/BLACKROCK BASIC VALUE EQUITY....  1.70%          A          $18.35        677
EQ/BLACKROCK BASIC VALUE EQUITY....  0.30%          B          $12.44          9
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B          $10.10      1,004
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B          $11.87        390
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B          $11.83        426

EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          A          $25.28        259
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          A          $24.70         30
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          A          $24.47         73
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          A          $24.36         99
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B          $25.39         89
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          B          $23.37         15
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          B          $24.10         75
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          B          $22.68         15

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.10%          A          $ 9.11         96
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $ 9.10          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $17.98         28
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          A          $17.56          4
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          A          $17.40         18
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          A          $17.32          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          B          $14.16         84
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          B          $13.73          6
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          B          $13.56         62
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          B          $13.47         30

EQ/COMMON STOCK INDEX..............  1.30%          A          $23.35      1,351
EQ/COMMON STOCK INDEX..............  1.55%          A          $22.82         47
EQ/COMMON STOCK INDEX..............  1.65%          A          $22.61        253
EQ/COMMON STOCK INDEX..............  1.70%          A          $22.50        123
EQ/COMMON STOCK INDEX..............  1.10%          B          $11.79        724
EQ/COMMON STOCK INDEX..............  1.20%          B          $13.93        170
EQ/COMMON STOCK INDEX..............  1.25%          B          $13.90        256

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/CORE BOND INDEX......................  0.65%          B          $10.45         14
EQ/CORE BOND INDEX......................  1.10%          B          $ 9.82        967
EQ/CORE BOND INDEX......................  1.20%          B          $ 9.88        258
EQ/CORE BOND INDEX......................  1.25%          B          $ 9.86      1,447
EQ/CORE BOND INDEX......................  1.30%          B          $10.52     11,732
EQ/CORE BOND INDEX......................  1.30%          B          $10.66      2,002
EQ/CORE BOND INDEX......................  1.55%          B          $10.28      4,749
EQ/CORE BOND INDEX......................  1.55%          B          $13.42        504
EQ/CORE BOND INDEX......................  1.65%          B          $10.13      1,713
EQ/CORE BOND INDEX......................  1.65%          B          $10.19      4,545
EQ/CORE BOND INDEX......................  1.70%          B          $10.14        706
EQ/CORE BOND INDEX......................  1.70%          B          $13.00        140

EQ/EMERGING MARKETS EQUITY PLUS.........  1.10%          B          $ 8.91        167
EQ/EMERGING MARKETS EQUITY PLUS.........  1.20%          B          $ 9.02         23
EQ/EMERGING MARKETS EQUITY PLUS.........  1.25%          B          $ 8.99         93
EQ/EMERGING MARKETS EQUITY PLUS.........  1.30%          B          $ 8.64        394
EQ/EMERGING MARKETS EQUITY PLUS.........  1.55%          B          $ 8.61         25
EQ/EMERGING MARKETS EQUITY PLUS.........  1.65%          B          $ 8.46         73
EQ/EMERGING MARKETS EQUITY PLUS.........  1.70%          B          $ 8.43         79

EQ/EQUITY 500 INDEX.....................  0.65%          A          $22.02         --
EQ/EQUITY 500 INDEX.....................  1.30%          A          $23.51      6,217
EQ/EQUITY 500 INDEX.....................  1.55%          A          $22.98        375
EQ/EQUITY 500 INDEX.....................  1.65%          A          $22.76      1,363
EQ/EQUITY 500 INDEX.....................  1.70%          A          $22.66      1,559
EQ/EQUITY 500 INDEX.....................  0.30%          B          $15.01         22
EQ/EQUITY 500 INDEX.....................  1.10%          B          $12.05      3,468
EQ/EQUITY 500 INDEX.....................  1.20%          B          $14.33        870
EQ/EQUITY 500 INDEX.....................  1.25%          B          $14.29      2,925

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.30%          B          $13.86         20
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.65%          B          $19.62          9
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.10%          B          $11.11        997
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.20%          B          $13.22        442
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.25%          B          $13.19        644
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.30%          B          $21.40      4,202
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.55%          B          $20.91        205
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.65%          B          $20.71        926
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.70%          B          $20.62        571

EQ/FRANKLIN RISING DIVIDENDS............  0.30%          B          $14.16         12
EQ/FRANKLIN RISING DIVIDENDS............  1.10%          B          $12.12        727
EQ/FRANKLIN RISING DIVIDENDS............  1.20%          B          $13.51        282
EQ/FRANKLIN RISING DIVIDENDS............  1.25%          B          $13.48        558
EQ/FRANKLIN RISING DIVIDENDS............  1.30%          B          $15.60      2,582
EQ/FRANKLIN RISING DIVIDENDS............  1.55%          B          $14.53         59
EQ/FRANKLIN RISING DIVIDENDS............  1.65%          B          $15.28        518
EQ/FRANKLIN RISING DIVIDENDS............  1.70%          B          $15.24        416

EQ/FRANKLIN STRATEGIC INCOME............  0.65%          B          $12.19          1
EQ/FRANKLIN STRATEGIC INCOME............  1.30%          B          $12.95      3,004
EQ/FRANKLIN STRATEGIC INCOME............  1.55%          B          $12.65        168
EQ/FRANKLIN STRATEGIC INCOME............  1.65%          B          $12.53        612
EQ/FRANKLIN STRATEGIC INCOME............  1.70%          B          $12.48        637

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/GLOBAL BOND PLUS................  1.30%          A          $ 9.93        315
EQ/GLOBAL BOND PLUS................  1.55%          A          $ 9.70         55
EQ/GLOBAL BOND PLUS................  1.65%          A          $ 9.61         67
EQ/GLOBAL BOND PLUS................  1.70%          A          $ 9.57         25
EQ/GLOBAL BOND PLUS................  1.30%          B          $11.40        136
EQ/GLOBAL BOND PLUS................  1.55%          B          $11.02        101
EQ/GLOBAL BOND PLUS................  1.65%          B          $10.87         90
EQ/GLOBAL BOND PLUS................  1.70%          B          $10.80          7

EQ/GOLDMAN SACHS MID CAP VALUE.....  1.30%          B          $19.54        848
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.55%          B          $19.09         61
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.65%          B          $18.91        190
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.70%          B          $18.83        152

EQ/INTERMEDIATE GOVERNMENT BOND....  0.30%          B          $10.13         12
EQ/INTERMEDIATE GOVERNMENT BOND....  0.65%          B          $10.02          3
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B          $ 9.71        281
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B          $ 9.66         84
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B          $ 9.64        250
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $ 9.93      5,317
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $10.72        775
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $ 9.70      2,074
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $18.59        159
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $ 9.61      1,849
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $10.22        218
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $ 9.57        131
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $17.82         24

EQ/INTERNATIONAL EQUITY INDEX......  1.30%          A          $11.34      1,472
EQ/INTERNATIONAL EQUITY INDEX......  1.55%          A          $11.08         93
EQ/INTERNATIONAL EQUITY INDEX......  1.65%          A          $10.98        409
EQ/INTERNATIONAL EQUITY INDEX......  1.70%          A          $10.93        400
EQ/INTERNATIONAL EQUITY INDEX......  0.30%          B          $ 9.72         14
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B          $ 9.14        712
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B          $ 9.27        252
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B          $ 9.25        822

EQ/INVESCO COMSTOCK................  1.30%          A          $20.43      1,277
EQ/INVESCO COMSTOCK................  1.55%          A          $19.96         69
EQ/INVESCO COMSTOCK................  1.65%          A          $19.78        291
EQ/INVESCO COMSTOCK................  1.70%          A          $19.68        149
EQ/INVESCO COMSTOCK................  1.30%          B          $18.02        202
EQ/INVESCO COMSTOCK................  1.55%          B          $17.41         44
EQ/INVESCO COMSTOCK................  1.65%          B          $17.17        110
EQ/INVESCO COMSTOCK................  1.70%          B          $17.05         23

EQ/INVESCO GLOBAL REAL ESTATE......  0.30%          B          $11.36          4
EQ/INVESCO GLOBAL REAL ESTATE......  1.10%          B          $ 9.72        431
EQ/INVESCO GLOBAL REAL ESTATE......  1.20%          B          $10.84        212
EQ/INVESCO GLOBAL REAL ESTATE......  1.25%          B          $10.81        278
EQ/INVESCO GLOBAL REAL ESTATE......  1.30%          B          $15.73      2,355
EQ/INVESCO GLOBAL REAL ESTATE......  1.55%          B          $15.37        164
EQ/INVESCO GLOBAL REAL ESTATE......  1.65%          B          $15.23        627
EQ/INVESCO GLOBAL REAL ESTATE......  1.70%          B          $15.16        520

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/INVESCO INTERNATIONAL GROWTH....  0.30%          B          $10.15         19
EQ/INVESCO INTERNATIONAL GROWTH....  1.10%          B          $ 8.99        528
EQ/INVESCO INTERNATIONAL GROWTH....  1.20%          B          $ 9.68        170
EQ/INVESCO INTERNATIONAL GROWTH....  1.25%          B          $ 9.66        264
EQ/INVESCO INTERNATIONAL GROWTH....  1.30%          B          $13.21      1,869
EQ/INVESCO INTERNATIONAL GROWTH....  1.55%          B          $12.91        115
EQ/INVESCO INTERNATIONAL GROWTH....  1.65%          B          $12.79        286
EQ/INVESCO INTERNATIONAL GROWTH....  1.70%          B          $12.73        240

EQ/IVY ENERGY......................  1.10%          B          $ 5.23        301
EQ/IVY ENERGY......................  1.20%          B          $ 4.92        223
EQ/IVY ENERGY......................  1.25%          B          $ 4.90        248
EQ/IVY ENERGY......................  1.30%          B          $ 7.10      1,717
EQ/IVY ENERGY......................  1.55%          B          $ 6.94        213
EQ/IVY ENERGY......................  1.65%          B          $ 6.87        299
EQ/IVY ENERGY......................  1.70%          B          $ 6.84        247

EQ/IVY MID CAP GROWTH..............  0.65%          B          $20.50         --
EQ/IVY MID CAP GROWTH..............  1.30%          B          $24.46      1,690
EQ/IVY MID CAP GROWTH..............  1.55%          B          $23.90         99
EQ/IVY MID CAP GROWTH..............  1.65%          B          $23.67        274
EQ/IVY MID CAP GROWTH..............  1.70%          B          $23.57        283

EQ/IVY SCIENCE AND TECHNOLOGY......  0.30%          B          $13.74          3
EQ/IVY SCIENCE AND TECHNOLOGY......  0.65%          B          $23.45          3
EQ/IVY SCIENCE AND TECHNOLOGY......  1.10%          B          $11.14        618
EQ/IVY SCIENCE AND TECHNOLOGY......  1.20%          B          $13.11        277
EQ/IVY SCIENCE AND TECHNOLOGY......  1.25%          B          $13.08        388
EQ/IVY SCIENCE AND TECHNOLOGY......  1.30%          B          $25.52      1,741
EQ/IVY SCIENCE AND TECHNOLOGY......  1.55%          B          $24.93        134
EQ/IVY SCIENCE AND TECHNOLOGY......  1.65%          B          $24.70        362
EQ/IVY SCIENCE AND TECHNOLOGY......  1.70%          B          $24.59        254

EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          A          $20.81        295
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          A          $20.34         73
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          A          $20.15         85
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          A          $20.06         14
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B          $ 8.84          6
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B          $ 8.84          5
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $ 8.84          9
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $22.28        182
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          B          $23.33         34
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $ 8.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $21.17        111
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          B          $22.57         24

EQ/LARGE CAP GROWTH INDEX..........  0.65%          A          $24.13         --
EQ/LARGE CAP GROWTH INDEX..........  1.30%          A          $26.47      1,340
EQ/LARGE CAP GROWTH INDEX..........  1.55%          A          $25.86        100
EQ/LARGE CAP GROWTH INDEX..........  1.65%          A          $25.62        216
EQ/LARGE CAP GROWTH INDEX..........  1.70%          A          $25.51        166
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B          $12.84        890
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B          $15.57        173
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B          $15.53        506

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/LARGE CAP VALUE INDEX...........  1.30%          A          $20.70        891
EQ/LARGE CAP VALUE INDEX...........  1.55%          A          $20.23         68
EQ/LARGE CAP VALUE INDEX...........  1.65%          A          $20.04        169
EQ/LARGE CAP VALUE INDEX...........  1.70%          A          $19.95        175
EQ/LARGE CAP VALUE INDEX...........  1.10%          B          $10.91        447
EQ/LARGE CAP VALUE INDEX...........  1.20%          B          $12.65        166
EQ/LARGE CAP VALUE INDEX...........  1.25%          B          $12.61        486

EQ/LAZARD EMERGING MARKETS EQUITY..  0.30%          B          $ 9.08          2
EQ/LAZARD EMERGING MARKETS EQUITY..  1.10%          B          $ 9.16        732
EQ/LAZARD EMERGING MARKETS EQUITY..  1.20%          B          $ 8.66        342
EQ/LAZARD EMERGING MARKETS EQUITY..  1.25%          B          $ 8.64        418
EQ/LAZARD EMERGING MARKETS EQUITY..  1.30%          B          $10.58      4,318
EQ/LAZARD EMERGING MARKETS EQUITY..  1.55%          B          $10.34        471
EQ/LAZARD EMERGING MARKETS EQUITY..  1.65%          B          $10.24        928
EQ/LAZARD EMERGING MARKETS EQUITY..  1.70%          B          $10.19        620

EQ/MFS INTERNATIONAL GROWTH........  1.30%          A          $14.75      1,596
EQ/MFS INTERNATIONAL GROWTH........  1.55%          A          $14.42         91
EQ/MFS INTERNATIONAL GROWTH........  1.65%          A          $14.28        277
EQ/MFS INTERNATIONAL GROWTH........  1.70%          A          $14.22        228
EQ/MFS INTERNATIONAL GROWTH........  0.30%          B          $11.48          1
EQ/MFS INTERNATIONAL GROWTH........  1.10%          B          $10.78        578
EQ/MFS INTERNATIONAL GROWTH........  1.20%          B          $10.95        135
EQ/MFS INTERNATIONAL GROWTH........  1.25%          B          $10.92        340
EQ/MFS INTERNATIONAL GROWTH........  1.30%          B          $ 8.36        433
EQ/MFS INTERNATIONAL GROWTH........  1.55%          B          $18.19         67
EQ/MFS INTERNATIONAL GROWTH........  1.65%          B          $17.94        100
EQ/MFS INTERNATIONAL GROWTH........  1.70%          B          $17.81         25

EQ/MFS INTERNATIONAL VALUE.........  0.30%          B          $12.83         17
EQ/MFS INTERNATIONAL VALUE.........  1.10%          B          $11.03      2,521
EQ/MFS INTERNATIONAL VALUE.........  1.20%          B          $12.24        619
EQ/MFS INTERNATIONAL VALUE.........  1.25%          B          $12.21      1,606
EQ/MFS INTERNATIONAL VALUE.........  1.30%          B          $18.11      6,074
EQ/MFS INTERNATIONAL VALUE.........  1.55%          B          $17.69        351
EQ/MFS INTERNATIONAL VALUE.........  1.65%          B          $17.53      1,141
EQ/MFS INTERNATIONAL VALUE.........  1.70%          B          $17.45      1,164

EQ/MFS TECHNOLOGY..................  1.10%          B          $ 8.88          6
EQ/MFS TECHNOLOGY..................  1.25%          B          $ 8.88         15
EQ/MFS TECHNOLOGY..................  1.30%          B          $31.80        661
EQ/MFS TECHNOLOGY..................  1.55%          B          $31.07        114
EQ/MFS TECHNOLOGY..................  1.65%          B          $30.79        154
EQ/MFS TECHNOLOGY..................  1.70%          B          $30.64        118

EQ/MFS UTILITIES SERIES............  0.30%          B          $12.05         --
EQ/MFS UTILITIES SERIES............  1.10%          B          $10.13        374
EQ/MFS UTILITIES SERIES............  1.20%          B          $11.50        243
EQ/MFS UTILITIES SERIES............  1.25%          B          $11.47        272
EQ/MFS UTILITIES SERIES............  1.30%          B          $18.95      1,552
EQ/MFS UTILITIES SERIES............  1.55%          B          $18.51         68
EQ/MFS UTILITIES SERIES............  1.65%          B          $18.34        246
EQ/MFS UTILITIES SERIES............  1.70%          B          $18.26        293

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/MID CAP INDEX...................  1.30%          A          $23.15      1,637
EQ/MID CAP INDEX...................  1.55%          A          $22.62        109
EQ/MID CAP INDEX...................  1.65%          A          $22.41        430
EQ/MID CAP INDEX...................  1.70%          A          $22.31        337
EQ/MID CAP INDEX...................  0.30%          B          $13.19          7
EQ/MID CAP INDEX...................  1.10%          B          $10.89      1,049
EQ/MID CAP INDEX...................  1.20%          B          $12.59        354
EQ/MID CAP INDEX...................  1.25%          B          $12.55        706

EQ/MONEY MARKET....................  0.65%          A          $ 9.64          1
EQ/MONEY MARKET....................  1.30%          A          $ 9.03      4,132
EQ/MONEY MARKET....................  1.55%          A          $ 8.83        386
EQ/MONEY MARKET....................  1.65%          A          $ 8.75        829
EQ/MONEY MARKET....................  1.65%          A          $ 9.53        517
EQ/MONEY MARKET....................  1.70%          A          $ 8.71        919
EQ/MONEY MARKET....................  0.30%          B          $10.01        293
EQ/MONEY MARKET....................  1.10%          B          $ 9.76      2,158
EQ/MONEY MARKET....................  1.20%          B          $ 9.55        313
EQ/MONEY MARKET....................  1.25%          B          $ 9.53      2,120
EQ/MONEY MARKET....................  1.30%          B          $ 9.52        768
EQ/MONEY MARKET....................  1.55%          B          $25.17         35
EQ/MONEY MARKET....................  1.65%          B          $ 9.12        422
EQ/MONEY MARKET....................  1.70%          B          $23.77         58

EQ/OPPENHEIMER GLOBAL..............  1.30%          A          $17.96      1,951
EQ/OPPENHEIMER GLOBAL..............  1.55%          A          $17.55         99
EQ/OPPENHEIMER GLOBAL..............  1.65%          A          $17.39        398
EQ/OPPENHEIMER GLOBAL..............  1.70%          A          $17.31        359
EQ/OPPENHEIMER GLOBAL..............  1.10%          B          $10.67        722
EQ/OPPENHEIMER GLOBAL..............  1.20%          B          $11.99        154
EQ/OPPENHEIMER GLOBAL..............  1.25%          B          $11.96        250
EQ/OPPENHEIMER GLOBAL..............  1.30%          B          $16.25        246
EQ/OPPENHEIMER GLOBAL..............  1.55%          B          $15.75         48
EQ/OPPENHEIMER GLOBAL..............  1.65%          B          $15.55        296
EQ/OPPENHEIMER GLOBAL..............  1.70%          B          $15.46         32

EQ/PIMCO GLOBAL REAL RETURN........  1.10%          B          $10.32        547
EQ/PIMCO GLOBAL REAL RETURN........  1.20%          B          $10.75        120
EQ/PIMCO GLOBAL REAL RETURN........  1.25%          B          $10.72        334
EQ/PIMCO GLOBAL REAL RETURN........  1.30%          B          $10.33        985
EQ/PIMCO GLOBAL REAL RETURN........  1.55%          B          $ 9.88         14
EQ/PIMCO GLOBAL REAL RETURN........  1.65%          B          $10.11        165
EQ/PIMCO GLOBAL REAL RETURN........  1.70%          B          $10.08        238

EQ/PIMCO REAL RETURN...............  1.30%          B          $11.23      2,748
EQ/PIMCO REAL RETURN...............  1.55%          B          $10.97        254
EQ/PIMCO REAL RETURN...............  1.65%          B          $10.87        890
EQ/PIMCO REAL RETURN...............  1.70%          B          $10.82        473

EQ/PIMCO TOTAL RETURN..............  0.30%          B          $10.91         18
EQ/PIMCO TOTAL RETURN..............  0.65%          B          $11.47         --
EQ/PIMCO TOTAL RETURN..............  1.10%          B          $10.15      1,864
EQ/PIMCO TOTAL RETURN..............  1.20%          B          $10.41        424
EQ/PIMCO TOTAL RETURN..............  1.25%          B          $10.38      1,454
EQ/PIMCO TOTAL RETURN..............  1.30%          B          $11.90      7,146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/PIMCO TOTAL RETURN..............  1.55%          B          $11.63        532
EQ/PIMCO TOTAL RETURN..............  1.65%          B          $11.52      1,766
EQ/PIMCO TOTAL RETURN..............  1.70%          B          $11.47      1,317

EQ/PIMCO ULTRA SHORT BOND..........  1.30%          A          $ 9.53      1,963
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          A          $ 9.31        127
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          A          $ 9.22        451
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          A          $ 9.18        249
EQ/PIMCO ULTRA SHORT BOND..........  1.10%          B          $10.04        696
EQ/PIMCO ULTRA SHORT BOND..........  1.20%          B          $ 9.81        166
EQ/PIMCO ULTRA SHORT BOND..........  1.25%          B          $ 9.79        871
EQ/PIMCO ULTRA SHORT BOND..........  1.30%          B          $ 9.07         82
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          B          $10.04         12
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          B          $ 9.90         30
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          B          $ 9.83          9

EQ/QUALITY BOND PLUS...............  1.30%          B          $10.85      1,269
EQ/QUALITY BOND PLUS...............  1.55%          B          $15.65        321
EQ/QUALITY BOND PLUS...............  1.65%          B          $10.33        499
EQ/QUALITY BOND PLUS...............  1.70%          B          $15.06        158

EQ/SMALL COMPANY INDEX.............  1.30%          A          $22.49      1,156
EQ/SMALL COMPANY INDEX.............  1.55%          A          $21.98         82
EQ/SMALL COMPANY INDEX.............  1.65%          A          $21.77        320
EQ/SMALL COMPANY INDEX.............  1.70%          A          $21.67        449
EQ/SMALL COMPANY INDEX.............  0.30%          B          $12.47          9
EQ/SMALL COMPANY INDEX.............  1.10%          B          $10.76        698
EQ/SMALL COMPANY INDEX.............  1.20%          B          $11.90        195
EQ/SMALL COMPANY INDEX.............  1.25%          B          $11.87        423

EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          A          $27.56      3,847
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          A          $26.93        176
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          A          $26.68        826
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          A          $26.56        628
EQ/T. ROWE PRICE GROWTH STOCK......  0.30%          B          $16.44          9
EQ/T. ROWE PRICE GROWTH STOCK......  1.10%          B          $13.07      2,073
EQ/T. ROWE PRICE GROWTH STOCK......  1.20%          B          $15.69        417
EQ/T. ROWE PRICE GROWTH STOCK......  1.25%          B          $15.65        803
EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          B          $14.36        591
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          B          $34.74         75
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          B          $33.68        159
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          B          $33.17         22

EQ/T. ROWE PRICE HEALTH SCIENCES...  0.30%          B          $17.51          3
EQ/T. ROWE PRICE HEALTH SCIENCES...  0.65%          B          $36.67          2
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.10%          B          $10.93      1,359
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.20%          B          $16.71        363
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.25%          B          $16.66        730
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.30%          B          $39.66      2,095
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.55%          B          $38.76        109
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.65%          B          $38.40        333
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.70%          B          $38.22        309

EQ/UBS GROWTH & INCOME.............  1.30%          B          $ 3.71        611
EQ/UBS GROWTH & INCOME.............  1.55%          B          $ 8.98        160

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME........  1.65%          B          $ 8.80        186
EQ/UBS GROWTH & INCOME........  1.70%          B          $ 8.71         50

FEDERATED HIGH INCOME BOND
 FUND II......................  0.30%    SERVICE CLASS    $11.66          7
FEDERATED HIGH INCOME BOND
 FUND II......................  1.10%    SERVICE CLASS    $10.61        671
FEDERATED HIGH INCOME BOND
 FUND II......................  1.20%    SERVICE CLASS    $11.13        323
FEDERATED HIGH INCOME BOND
 FUND II......................  1.25%    SERVICE CLASS    $11.10        855

FEDERATED KAUFMANN FUND II....  0.30%    SERVICE CLASS    $16.60          1
FEDERATED KAUFMANN FUND II....  1.10%    SERVICE CLASS    $12.77        506
FEDERATED KAUFMANN FUND II....  1.20%    SERVICE CLASS    $15.84        110
FEDERATED KAUFMANN FUND II....  1.25%    SERVICE CLASS    $15.80        260

FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.30%   SERVICE CLASS 2   $16.35         22
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.55%   SERVICE CLASS 2   $15.98          7
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.65%   SERVICE CLASS 2   $15.83          6
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.70%   SERVICE CLASS 2   $15.76          1

FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.37         16
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.10         --
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.00         17
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $12.95         --

FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.63         65
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.36          9
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.26         24
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $13.20          2

FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.21         74
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.92         10
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.81         21

FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.56         19
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $14.27         20
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $14.16         11
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $14.10          6

FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  0.30%   SERVICE CLASS 2   $12.44          8
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.10%   SERVICE CLASS 2   $10.35        810
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.20%   SERVICE CLASS 2   $11.87        244
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.25%   SERVICE CLASS 2   $11.84        368
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $19.35      2,169
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $18.91        106
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $18.73        404
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $18.65        314

FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  0.30%   SERVICE CLASS 2   $11.22         35
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.10%   SERVICE CLASS 2   $10.34      2,026
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.20%   SERVICE CLASS 2   $10.71        526
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.25%   SERVICE CLASS 2   $10.68      1,672
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.30%   SERVICE CLASS 2   $12.94      4,365
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.55%   SERVICE CLASS 2   $12.65        235
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.65%   SERVICE CLASS 2   $12.53        844
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.70%   SERVICE CLASS 2   $12.47        775

FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.10%       CLASS I       $10.09         74
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.20%       CLASS I       $10.38         25
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.25%       CLASS I       $10.35         68
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.30%       CLASS I       $10.33        164

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.65%       CLASS I       $10.16         34
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.70%       CLASS I       $10.14         31

FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  0.30%       CLASS I       $13.27          2
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.10%       CLASS I       $11.40        573
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.20%       CLASS I       $12.66        227
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.25%       CLASS I       $12.63        445
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.30%       CLASS I       $14.32      1,609
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $12.74         34
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $14.08         13
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.65%       CLASS I       $13.99        355
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.70%       CLASS I       $13.94        230

FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.10%       CLASS 2       $ 9.89        144
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.20%       CLASS 2       $10.63        130
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.25%       CLASS 2       $10.61        233
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.30%       CLASS 2       $14.85        664
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.55%       CLASS 2       $14.51          6
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.65%       CLASS 2       $14.38        842
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.70%       CLASS 2       $14.32        165

FRANKLIN INCOME VIP FUND...........  0.30%       CLASS 2       $11.67          5
FRANKLIN INCOME VIP FUND...........  0.65%       CLASS 2       $14.69         10
FRANKLIN INCOME VIP FUND...........  1.10%       CLASS 2       $10.38        870
FRANKLIN INCOME VIP FUND...........  1.20%       CLASS 2       $11.13        787
FRANKLIN INCOME VIP FUND...........  1.25%       CLASS 2       $11.10      1,591
FRANKLIN INCOME VIP FUND...........  1.30%       CLASS 2       $14.97      2,287
FRANKLIN INCOME VIP FUND...........  1.55%       CLASS 2       $14.64         48
FRANKLIN INCOME VIP FUND...........  1.65%       CLASS 2       $14.50        458
FRANKLIN INCOME VIP FUND...........  1.70%       CLASS 2       $14.44        707

FRANKLIN MUTUAL SHARES VIP FUND....  1.10%       CLASS 2       $ 9.98        116
FRANKLIN MUTUAL SHARES VIP FUND....  1.20%       CLASS 2       $11.31         47
FRANKLIN MUTUAL SHARES VIP FUND....  1.25%       CLASS 2       $11.28         60
FRANKLIN MUTUAL SHARES VIP FUND....  1.30%       CLASS 2       $16.33        375
FRANKLIN MUTUAL SHARES VIP FUND....  1.55%       CLASS 2       $15.96         38
FRANKLIN MUTUAL SHARES VIP FUND....  1.65%       CLASS 2       $15.82        106
FRANKLIN MUTUAL SHARES VIP FUND....  1.70%       CLASS 2       $15.74         25

GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  0.30%    COMMON SHARES    $ 9.56          4
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.10%    COMMON SHARES    $ 7.57        149
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.20%    COMMON SHARES    $ 9.12         53
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.25%    COMMON SHARES    $ 9.10         76
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.30%    COMMON SHARES    $ 6.95         39
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.55%    COMMON SHARES    $ 6.81         13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.65%    COMMON SHARES    $ 6.75         12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.70%    COMMON SHARES    $ 6.73          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.30%    COMMON SHARES    $ 9.24         35
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.55%    COMMON SHARES    $ 9.05         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.65%    COMMON SHARES    $ 8.98         13
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.70%    COMMON SHARES    $ 8.95          1

HARTFORD CAPITAL APPRECIATION HLS FUND..  1.10%         IC          $10.77        233
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.20%         IC          $11.48         99
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.25%         IC          $11.45        163
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.30%         IC          $11.42        795
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.65%         IC          $11.24        122
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.70%         IC          $11.21         67

HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.10%         IC          $12.58        529
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.20%         IC          $14.71        114
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.25%         IC          $14.68        394
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.30%         IC          $14.64      1,194
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.65%         IC          $14.41        159
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.70%         IC          $14.38        169

INVESCO V.I. AMERICAN FRANCHISE FUND....  1.30%      SERIES II      $25.06         14
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.55%      SERIES II      $24.49          2
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.65%      SERIES II      $24.26          5

INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.10%      SERIES II      $10.07        400
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.20%      SERIES II      $10.67        118
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.25%      SERIES II      $10.65        406

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.65%      SERIES II      $19.73         --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.30%      SERIES II      $19.43      2,337
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $16.88         17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $18.99         57
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $16.76        249
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $18.81        186
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $16.70        459
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $18.72          6

INVESCO V.I. EQUITY AND INCOME FUND.....  1.30%      SERIES II      $10.57      1,322
INVESCO V.I. EQUITY AND INCOME FUND.....  1.65%      SERIES II      $10.42         99
INVESCO V.I. EQUITY AND INCOME FUND.....  1.70%      SERIES II      $10.40         21

INVESCO V.I. HEALTH CARE FUND...........  1.10%      SERIES II      $ 9.32        263
INVESCO V.I. HEALTH CARE FUND...........  1.20%      SERIES II      $12.60         78
INVESCO V.I. HEALTH CARE FUND...........  1.25%      SERIES II      $12.56        152

INVESCO V.I. HIGH YIELD FUND............  0.30%      SERIES II      $11.09          2
INVESCO V.I. HIGH YIELD FUND............  1.10%      SERIES II      $10.13        514
INVESCO V.I. HIGH YIELD FUND............  1.20%      SERIES II      $10.59        241
INVESCO V.I. HIGH YIELD FUND............  1.25%      SERIES II      $10.56        554
INVESCO V.I. HIGH YIELD FUND............  1.30%      SERIES II      $12.29      1,535
INVESCO V.I. HIGH YIELD FUND............  1.55%      SERIES II      $12.05         47
INVESCO V.I. HIGH YIELD FUND............  1.65%      SERIES II      $11.95        282
INVESCO V.I. HIGH YIELD FUND............  1.70%      SERIES II      $11.90        196

INVESCO V.I. MID CAP CORE EQUITY FUND...  1.30%      SERIES II      $15.97        566
INVESCO V.I. MID CAP CORE EQUITY FUND...  1.55%      SERIES II      $15.60         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.65%     SERIES II       $15.46         69
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.70%     SERIES II       $15.39         37

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.10%     SERIES II       $ 9.30        251
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.20%     SERIES II       $10.26         53
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.25%     SERIES II       $10.24        147
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.30%     SERIES II       $19.45        530
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.55%     SERIES II       $19.00         33
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.65%     SERIES II       $18.83         75
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.70%     SERIES II       $18.74         34

IVY VIP ASSET STRATEGY........  1.10%      CLASS II       $ 9.25        232
IVY VIP ASSET STRATEGY........  1.20%      CLASS II       $ 9.37        272
IVY VIP ASSET STRATEGY........  1.25%      CLASS II       $ 9.34        336
IVY VIP ASSET STRATEGY........  1.30%      CLASS II       $11.61      1,220
IVY VIP ASSET STRATEGY........  1.55%      CLASS II       $11.38         29
IVY VIP ASSET STRATEGY........  1.65%      CLASS II       $11.29        243
IVY VIP ASSET STRATEGY........  1.70%      CLASS II       $11.24        651

IVY VIP GLOBAL EQUITY INCOME..  1.30%      CLASS II       $17.24        443
IVY VIP GLOBAL EQUITY INCOME..  1.55%      CLASS II       $16.85         73
IVY VIP GLOBAL EQUITY INCOME..  1.65%      CLASS II       $16.69        142
IVY VIP GLOBAL EQUITY INCOME..  1.70%      CLASS II       $16.62         74

IVY VIP HIGH INCOME...........  0.65%      CLASS II       $15.27         --
IVY VIP HIGH INCOME...........  1.30%      CLASS II       $16.77      4,951
IVY VIP HIGH INCOME...........  1.55%      CLASS II       $16.39        286
IVY VIP HIGH INCOME...........  1.65%      CLASS II       $16.23      1,017
IVY VIP HIGH INCOME...........  1.70%      CLASS II       $16.16      1,090

IVY VIP NATURAL RESOURCES.....  1.30%      CLASS II       $ 6.14        769
IVY VIP NATURAL RESOURCES.....  1.55%      CLASS II       $ 6.00         76
IVY VIP NATURAL RESOURCES.....  1.65%      CLASS II       $ 5.94        213
IVY VIP NATURAL RESOURCES.....  1.70%      CLASS II       $ 5.91        100

IVY VIP SMALL CAP GROWTH......  0.30%      CLASS II       $12.31          2
IVY VIP SMALL CAP GROWTH......  1.11%      CLASS II       $11.13        168
IVY VIP SMALL CAP GROWTH......  1.21%      CLASS II       $11.74         97
IVY VIP SMALL CAP GROWTH......  1.26%      CLASS II       $11.71         87
IVY VIP SMALL CAP GROWTH......  1.30%      CLASS II       $20.51        934
IVY VIP SMALL CAP GROWTH......  1.55%      CLASS II       $20.04         59
IVY VIP SMALL CAP GROWTH......  1.65%      CLASS II       $19.86        209
IVY VIP SMALL CAP GROWTH......  1.70%      CLASS II       $19.77        144

JANUS HENDERSON BALANCED
 PORTFOLIO....................  0.30%   SERVICE SHARES    $13.64         17
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.10%   SERVICE SHARES    $11.64      2,395
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.20%   SERVICE SHARES    $13.01        514
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.25%   SERVICE SHARES    $12.98      3,803

JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  0.30%   SERVICE SHARES    $10.71         25
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.10%   SERVICE SHARES    $ 9.86      1,062
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.20%   SERVICE SHARES    $10.22        346
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.25%   SERVICE SHARES    $10.19      1,235

JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.10%   SERVICE SHARES    $11.87        390
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.20%   SERVICE SHARES    $14.15        131
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.25%   SERVICE SHARES    $14.11        325

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  0.30%       CLASS 2      $ 11.14          3
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%       CLASS 2      $ 10.83        279
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%       CLASS 2      $ 10.77      1,719

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%       CLASS 2      $ 10.71        121
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%       CLASS 2      $ 10.66      1,735

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%      VC SHARES     $ 12.02         22
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%      VC SHARES     $ 14.55          1
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%      VC SHARES     $ 10.69      2,195
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%      VC SHARES     $ 11.47        610
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%      VC SHARES     $ 11.44      1,389
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%      VC SHARES     $ 13.49      3,997
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%      VC SHARES     $ 13.22        167
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%      VC SHARES     $ 13.12        825
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%      VC SHARES     $ 13.07      1,049

LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.30%      VC SHARES     $ 15.55        176
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.55%      VC SHARES     $ 15.24         13
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.65%      VC SHARES     $ 15.12         41
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.70%      VC SHARES     $ 15.06         12

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.30%      VC SHARES     $ 15.62        167
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.55%      VC SHARES     $ 15.31         22
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.65%      VC SHARES     $ 15.19         47
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.70%      VC SHARES     $ 15.13         31

MFS(R) INVESTORS TRUST SERIES...........  1.10%    SERVICE CLASS   $ 11.79        158
MFS(R) INVESTORS TRUST SERIES...........  1.20%    SERVICE CLASS   $ 13.71         27
MFS(R) INVESTORS TRUST SERIES...........  1.25%    SERVICE CLASS   $ 13.68         80
MFS(R) INVESTORS TRUST SERIES...........  1.30%    SERVICE CLASS   $ 21.59        283
MFS(R) INVESTORS TRUST SERIES...........  1.55%    SERVICE CLASS   $ 21.09         28
MFS(R) INVESTORS TRUST SERIES...........  1.65%    SERVICE CLASS   $ 20.90         63
MFS(R) INVESTORS TRUST SERIES...........  1.70%    SERVICE CLASS   $ 20.80         42

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.30%    SERVICE CLASS   $ 23.92        390
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.55%    SERVICE CLASS   $ 23.37         50
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.65%    SERVICE CLASS   $ 23.16         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.70%    SERVICE CLASS   $ 23.05         38

MFS(R) RESEARCH SERIES..................  1.10%    SERVICE CLASS   $ 11.91        100
MFS(R) RESEARCH SERIES..................  1.20%    SERVICE CLASS   $ 13.90         32
MFS(R) RESEARCH SERIES..................  1.25%    SERVICE CLASS   $ 13.87         69

MFS(R) VALUE SERIES.....................  1.10%    SERVICE CLASS   $ 11.17      1,402
MFS(R) VALUE SERIES.....................  1.20%    SERVICE CLASS   $ 12.91        157
MFS(R) VALUE SERIES.....................  1.25%    SERVICE CLASS   $ 12.88        619

MULTIMANAGER AGGRESSIVE EQUITY..........  1.30%          B         $ 24.14        398
MULTIMANAGER AGGRESSIVE EQUITY..........  1.55%          B         $103.28         17
MULTIMANAGER AGGRESSIVE EQUITY..........  1.65%          B         $ 23.08        125
MULTIMANAGER AGGRESSIVE EQUITY..........  1.70%          B         $ 98.23         16

MULTIMANAGER CORE BOND..................  1.30%          B         $ 13.72      3,668
MULTIMANAGER CORE BOND..................  1.55%          B         $ 14.09      1,089
MULTIMANAGER CORE BOND..................  1.65%          B         $ 12.97      2,070
MULTIMANAGER CORE BOND..................  1.70%          B         $ 13.73        416

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH..........................  1.30%          B          $25.59        469
MULTIMANAGER MID CAP GROWTH..........................  1.55%          B          $19.98         62
MULTIMANAGER MID CAP GROWTH..........................  1.65%          B          $24.26        148
MULTIMANAGER MID CAP GROWTH..........................  1.70%          B          $19.47        510

MULTIMANAGER MID CAP VALUE...........................  1.30%          B          $22.57        249
MULTIMANAGER MID CAP VALUE...........................  1.55%          B          $20.12         32
MULTIMANAGER MID CAP VALUE...........................  1.65%          B          $21.40         88
MULTIMANAGER MID CAP VALUE...........................  1.70%          B          $19.61         53

MULTIMANAGER TECHNOLOGY..............................  0.30%          B          $19.69          1
MULTIMANAGER TECHNOLOGY..............................  1.10%          B          $15.02        561
MULTIMANAGER TECHNOLOGY..............................  1.20%          B          $18.79        119
MULTIMANAGER TECHNOLOGY..............................  1.25%          B          $18.74        399
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $15.33        949
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $33.94        240
MULTIMANAGER TECHNOLOGY..............................  1.55%          B          $27.80         59
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $15.12        140
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $32.17         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $15.09         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $27.09         45

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%       CLASS S       $ 9.27         74
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%       CLASS S       $ 9.35         40
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%       CLASS S       $ 9.32         22
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%       CLASS S       $ 9.30        183
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%       CLASS S       $ 9.15         32
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%       CLASS S       $ 9.13         38

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%       CLASS S       $ 8.77         83
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%       CLASS S       $ 8.80         27
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%       CLASS S       $ 8.78         33
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%       CLASS S       $ 8.76        105
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%       CLASS S       $ 8.62         15
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%       CLASS S       $ 8.60         29

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%    ADVISOR CLASS    $ 5.84         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%    ADVISOR CLASS    $ 7.18        195
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%    ADVISOR CLASS    $ 5.57         99
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%    ADVISOR CLASS    $ 5.55        162
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%    ADVISOR CLASS    $ 5.88      1,290
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%    ADVISOR CLASS    $ 5.75         74
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%    ADVISOR CLASS    $ 5.69        441
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%    ADVISOR CLASS    $ 5.67        358

PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.10%    ADVISOR CLASS    $10.58        168
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.20%    ADVISOR CLASS    $10.79         60
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.25%    ADVISOR CLASS    $10.76        131
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.30%    ADVISOR CLASS    $13.64        596

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.55%    ADVISOR CLASS    $13.33        88
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.65%    ADVISOR CLASS    $13.20       200
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.70%    ADVISOR CLASS    $13.14       106

PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.10%    ADVISOR CLASS    $10.02       191
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.20%    ADVISOR CLASS    $ 9.57        39
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.25%    ADVISOR CLASS    $ 9.54       186

PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.10%    ADVISOR CLASS    $10.00        26
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.20%    ADVISOR CLASS    $10.82        40
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.25%    ADVISOR CLASS    $10.79        73

PIMCO INCOME PORTFOLIO..................  1.10%    ADVISOR CLASS    $10.02        27
PIMCO INCOME PORTFOLIO..................  1.25%    ADVISOR CLASS    $10.02         5
PIMCO INCOME PORTFOLIO..................  1.30%    ADVISOR CLASS    $10.02         9

PROFUND VP BEAR.........................  1.30%    COMMON SHARES    $ 2.39        36
PROFUND VP BEAR.........................  1.55%    COMMON SHARES    $ 2.33        39
PROFUND VP BEAR.........................  1.65%    COMMON SHARES    $ 2.31         9

PROFUND VP BIOTECHNOLOGY................  0.65%    COMMON SHARES    $30.84         2
PROFUND VP BIOTECHNOLOGY................  1.30%    COMMON SHARES    $30.81       938
PROFUND VP BIOTECHNOLOGY................  1.55%    COMMON SHARES    $30.10        42
PROFUND VP BIOTECHNOLOGY................  1.65%    COMMON SHARES    $29.82       197
PROFUND VP BIOTECHNOLOGY................  1.70%    COMMON SHARES    $29.69       160

PUTNAM VT DIVERSIFIED INCOME FUND.......  0.30%       CLASS B       $10.43         5
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.10%       CLASS B       $10.43       521
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.20%       CLASS B       $10.01        89
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.25%       CLASS B       $ 9.98       361
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.30%       CLASS B       $ 9.96       771
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.65%       CLASS B       $ 9.80        65
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.70%       CLASS B       $ 9.78        84

PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  0.30%       CLASS B       $11.11         2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.10%       CLASS B       $10.80       172
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.25%       CLASS B       $10.74       212

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.10%       CLASS B       $ 9.39       106
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.20%       CLASS B       $ 9.73        46
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.25%       CLASS B       $ 9.70       102

PUTNAM VT RESEARCH FUND.................  1.10%       CLASS B       $12.11        80
PUTNAM VT RESEARCH FUND.................  1.25%       CLASS B       $12.04        13

QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.10%      CLASS II       $ 9.30        48
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.20%      CLASS II       $ 9.52        26
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.25%      CLASS II       $ 9.49        31
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.30%      CLASS II       $ 9.47       213
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.65%      CLASS II       $ 9.32        25
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.70%      CLASS II       $ 9.30        19

SEI VP BALANCED STRATEGY FUND...........  1.10%      CLASS III      $ 9.87       138
SEI VP BALANCED STRATEGY FUND...........  1.20%      CLASS III      $10.49       198
SEI VP BALANCED STRATEGY FUND...........  1.25%      CLASS III      $10.47       486

SEI VP CONSERVATIVE STRATEGY FUND.......  1.10%      CLASS III      $ 9.98       106
SEI VP CONSERVATIVE STRATEGY FUND.......  1.20%      CLASS III      $10.26       123
SEI VP CONSERVATIVE STRATEGY FUND.......  1.25%      CLASS III      $10.23       852

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

SEI VP MARKET GROWTH STRATEGY FUND......  0.30%      CLASS III      $11.16          3
SEI VP MARKET GROWTH STRATEGY FUND......  1.10%      CLASS III      $ 9.93        170
SEI VP MARKET GROWTH STRATEGY FUND......  1.20%      CLASS III      $10.65        304
SEI VP MARKET GROWTH STRATEGY FUND......  1.25%      CLASS III      $10.62        184

SEI VP MARKET PLUS STRATEGY FUND........  1.10%      CLASS III      $10.05         74
SEI VP MARKET PLUS STRATEGY FUND........  1.20%      CLASS III      $11.03         88
SEI VP MARKET PLUS STRATEGY FUND........  1.25%      CLASS III      $11.00         81

SEI VP MODERATE STRATEGY FUND...........  1.10%      CLASS III      $10.12        293
SEI VP MODERATE STRATEGY FUND...........  1.20%      CLASS III      $10.73        124
SEI VP MODERATE STRATEGY FUND...........  1.25%      CLASS III      $10.70        412

T. ROWE PRICE EQUITY INCOME PORTFOLIO...  0.30%      CLASS II       $12.55          6
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.10%      CLASS II       $10.96        544
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.20%      CLASS II       $11.97        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.25%      CLASS II       $11.94        292

TEMPLETON DEVELOPING MARKETS VIP FUND...  1.30%       CLASS 2       $10.38        774
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.55%       CLASS 2       $10.15         63
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.65%       CLASS 2       $10.05        191
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.70%       CLASS 2       $10.01        109

TEMPLETON FOREIGN VIP FUND..............  1.30%       CLASS 2       $11.09        399
TEMPLETON FOREIGN VIP FUND..............  1.55%       CLASS 2       $10.84         34
TEMPLETON FOREIGN VIP FUND..............  1.65%       CLASS 2       $10.74         64
TEMPLETON FOREIGN VIP FUND..............  1.70%       CLASS 2       $10.69         80

TEMPLETON GLOBAL BOND VIP FUND..........  0.30%       CLASS 2       $10.30          9
TEMPLETON GLOBAL BOND VIP FUND..........  1.10%       CLASS 2       $ 9.65      1,314
TEMPLETON GLOBAL BOND VIP FUND..........  1.20%       CLASS 2       $ 9.83        599
TEMPLETON GLOBAL BOND VIP FUND..........  1.25%       CLASS 2       $ 9.80        942
TEMPLETON GLOBAL BOND VIP FUND..........  1.30%       CLASS 2       $12.36      5,563
TEMPLETON GLOBAL BOND VIP FUND..........  1.55%       CLASS 2       $12.07        422
TEMPLETON GLOBAL BOND VIP FUND..........  1.65%       CLASS 2       $11.96      1,191
TEMPLETON GLOBAL BOND VIP FUND..........  1.70%       CLASS 2       $11.91      1,212

TEMPLETON GROWTH VIP FUND...............  1.30%       CLASS 2       $13.74         76
TEMPLETON GROWTH VIP FUND...............  1.55%       CLASS 2       $13.43         12
TEMPLETON GROWTH VIP FUND...............  1.65%       CLASS 2       $13.31         13
TEMPLETON GROWTH VIP FUND...............  1.70%       CLASS 2       $13.25          1

VANECK VIP GLOBAL HARD ASSETS FUND......  0.30%       CLASS S       $ 5.19          7
VANECK VIP GLOBAL HARD ASSETS FUND......  1.10%       CLASS S       $ 5.81        196
VANECK VIP GLOBAL HARD ASSETS FUND......  1.20%       CLASS S       $ 4.95        108
VANECK VIP GLOBAL HARD ASSETS FUND......  1.25%       CLASS S       $ 4.93        212
VANECK VIP GLOBAL HARD ASSETS FUND......  1.30%       CLASS S       $ 6.01      1,627
VANECK VIP GLOBAL HARD ASSETS FUND......  1.55%       CLASS S       $ 5.87        162
VANECK VIP GLOBAL HARD ASSETS FUND......  1.65%       CLASS S       $ 5.82        356
VANECK VIP GLOBAL HARD ASSETS FUND......  1.70%       CLASS S       $ 5.79        214

VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.10%    INITIAL CLASS    $ 9.34         46
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.20%    INITIAL CLASS    $ 9.14         28
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.25%    INITIAL CLASS    $ 9.12         34

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                   1290 VT       1290 VT
                                                      1290 VT    DOUBLELINE    DOUBLELINE
                                                    CONVERTIBLE    DYNAMIC    OPPORTUNISTIC                 1290 VT EQUITY
                                                    SECURITIES*  ALLOCATION*      BOND*     1290 VT ENERGY*    INCOME*
                                                    -----------  -----------  ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   322,762  $   266,857    $ 703,074     $    92,889    $    612,766
 Expenses:
   Asset-based charges.............................      31,439      226,603      270,550          39,056         445,313
                                                    -----------  -----------    ---------     -----------    ------------

NET INVESTMENT INCOME (LOSS).......................     291,323       40,254      432,524          53,833         167,453
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      63,777       23,919      (20,096)         45,232      (1,089,446)
   Net realized gain distribution from the
    Portfolios.....................................     308,960      379,532           --              --       8,280,433
                                                    -----------  -----------    ---------     -----------    ------------
 Net realized gain (loss)..........................     372,737      403,451      (20,096)         45,232       7,190,987
                                                    -----------  -----------    ---------     -----------    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (1,274,663)  (1,321,450)    (867,012)     (1,220,664)    (11,336,900)
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................    (901,926)    (917,999)    (887,108)     (1,175,432)     (4,145,913)
                                                    -----------  -----------    ---------     -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $  (610,603) $  (877,745)   $(454,584)    $(1,121,599)   $ (3,978,460)
                                                    ===========  ===========    =========     ===========    ============

                                                    1290 VT GAMCO
                                                      MERGERS &
                                                    ACQUISITIONS*
                                                    -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................  $   269,634
 Expenses:
   Asset-based charges.............................      248,662
                                                     -----------

NET INVESTMENT INCOME (LOSS).......................       20,972
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      (49,880)
   Net realized gain distribution from the
    Portfolios.....................................      494,012
                                                     -----------
 Net realized gain (loss)..........................      444,132
                                                     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (1,607,737)
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   (1,163,605)
                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(1,142,633)
                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    1290 VT GAMCO                       1290 VT LOW
                                                    SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL    1290 VT
                                                       VALUE*           BOND*             EQUITY*      MICRO CAP*(A)
                                                    ------------- ------------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $  1,618,515     $   779,104         $  80,788        $    18
 Expenses:
   Asset-based charges.............................    4,015,494         183,117            32,879             45
                                                    ------------     -----------         ---------        -------

NET INVESTMENT INCOME (LOSS).......................   (2,396,979)        595,987            47,909            (27)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........    7,752,637        (102,812)           42,840           (411)
   Net realized gain distribution from the
    Portfolios.....................................   13,120,727              --            22,474          6,460
                                                    ------------     -----------         ---------        -------
 Net realized gain (loss)..........................   20,873,364        (102,812)           65,314          6,049
                                                    ------------     -----------         ---------        -------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (67,731,103)     (1,000,941)         (261,908)        (8,319)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  (46,857,739)     (1,103,753)         (196,594)        (2,270)
                                                    ------------     -----------         ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $(49,254,718)    $  (507,766)        $(148,685)       $(2,297)
                                                    ============     ===========         =========        =======

                                                    1290 VT MULTI-   1290 VT
                                                     ALTERNATIVE     NATURAL
                                                    STRATEGIES*(A)  RESOURCES*
                                                    -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $ 104      $   172,508
 Expenses:
   Asset-based charges.............................        13           84,262
                                                        -----      -----------

NET INVESTMENT INCOME (LOSS).......................        91           88,246
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        --          240,149
   Net realized gain distribution from the
    Portfolios.....................................        --               --
                                                        -----      -----------
 Net realized gain (loss)..........................        --          240,149
                                                        -----      -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (305)      (1,338,957)
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (305)      (1,098,808)
                                                        -----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $(214)     $(1,010,562)
                                                        =====      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         1290 VT                     7TWELVE/TM/
                                                                         1290 VT SMALL  SMARTBETA   1290 VT SOCIALLY   BALANCED
                                                    1290 VT REAL ESTATE* CAP VALUE*(A)   EQUITY*      RESPONSIBLE*    PORTFOLIO
                                                    -------------------- ------------- -----------  ---------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $   487,578        $    972    $   225,037     $  64,625     $   279,074
 Expenses:
   Asset-based charges.............................         177,658             130         19,947        66,068         890,681
                                                        -----------        --------    -----------     ---------     -----------

NET INVESTMENT INCOME (LOSS).......................         309,920             842        205,090        (1,443)       (611,607)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........         (13,417)            (20)        48,852        16,711       1,153,715
   Net realized gain distribution from the
    Portfolios.....................................              --           4,114        613,277       174,033              --
                                                        -----------        --------    -----------     ---------     -----------
 Net realized gain (loss)..........................         (13,417)          4,094        662,129       190,744       1,153,715
                                                        -----------        --------    -----------     ---------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (1,182,918)        (16,455)    (1,886,787)     (610,057)     (6,817,104)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (1,196,335)        (12,361)    (1,224,658)     (419,313)     (5,663,389)
                                                        -----------        --------    -----------     ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $  (886,415)       $(11,519)   $(1,019,568)    $(420,756)    $(6,274,996)
                                                        ===========        ========    ===========     =========     ===========

                                                    AB VPS BALANCED
                                                    WEALTH STRATEGY
                                                      PORTFOLIO**
                                                    ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................    $  85,671
 Expenses:
   Asset-based charges.............................       71,998
                                                       ---------

NET INVESTMENT INCOME (LOSS).......................       13,673
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        3,477
   Net realized gain distribution from the
    Portfolios.....................................      383,403
                                                       ---------
 Net realized gain (loss)..........................      386,880
                                                       ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................     (784,401)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................     (397,521)
                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................    $(383,848)
                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                          AB VPS GLOBAL                  AB VPS
                                            THEMATIC    AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/MID
                                             GROWTH      AND INCOME      GROWTH         INVESTMENT        CAP VALUE
                                           PORTFOLIO**   PORTFOLIO**   PORTFOLIO**     PORTFOLIO**       PORTFOLIO**
                                          ------------- ------------- ------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $      --    $    46,330   $    36,106      $  96,884        $     9,509
 Expenses:
   Asset-based charges...................      14,889         71,443       126,548         65,403             50,095
                                            ---------    -----------   -----------      ---------        -----------

NET INVESTMENT INCOME (LOSS).............     (14,889)       (25,113)      (90,442)        31,481            (40,586)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      60,882         39,990       356,989        (96,466)           169,694
   Net realized gain distribution from
    the Portfolios.......................          --        704,257            --        233,095            338,434
                                            ---------    -----------   -----------      ---------        -----------
 Net realized gain (loss)................      60,882        744,247       356,989        136,629            508,128
                                            ---------    -----------   -----------      ---------        -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (208,031)    (1,506,333)   (2,004,128)      (481,598)        (1,264,321)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (147,149)      (762,086)   (1,647,139)      (344,969)          (756,193)
                                            ---------    -----------   -----------      ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(162,038)   $  (787,199)  $(1,737,581)     $(313,488)       $  (796,779)
                                            =========    ===========   ===========      =========        ===========


                                            ALL ASSET
                                          GROWTH-ALT 20*
                                          --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   764,776
 Expenses:
   Asset-based charges...................      584,593
                                           -----------

NET INVESTMENT INCOME (LOSS).............      180,183
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      276,580
   Net realized gain distribution from
    the Portfolios.......................    1,454,317
                                           -----------
 Net realized gain (loss)................    1,730,897
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (5,683,919)
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (3,953,022)
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(3,772,839)
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         AMERICAN FUNDS
                                                              AMERICAN       AMERICAN       INSURANCE    AMERICAN FUNDS
                                          ALPS | RED ROCKS   CENTURY VP     CENTURY VP   SERIES(R) ASSET   INSURANCE
                                           LISTED PRIVATE     INFLATION    LARGE COMPANY   ALLOCATION    SERIES(R) BOND
                                          EQUITY PORTFOLIO PROTECTION FUND     VALUE        FUND/SM/        FUND/SM/
                                          ---------------- --------------- ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 227,889        $ 214,195      $  32,881     $ 1,058,297    $   803,498
 Expenses:
   Asset-based charges...................       44,653           85,004         30,806         743,704        546,063
                                             ---------        ---------      ---------     -----------    -----------

NET INVESTMENT INCOME (LOSS).............      183,236          129,191          2,075         314,593        257,435
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      159,058          (26,620)        72,215         651,923       (455,110)
   Net realized gain distribution from
    the Portfolios.......................       11,517               --        131,357       2,758,017         52,802
                                             ---------        ---------      ---------     -----------    -----------
 Net realized gain (loss)................      170,575          (26,620)       203,572       3,409,940       (402,308)
                                             ---------        ---------      ---------     -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (951,854)        (384,856)      (382,829)     (8,269,025)      (836,947)
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (781,279)        (411,476)      (179,257)     (4,859,085)    (1,239,255)
                                             ---------        ---------      ---------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(598,043)       $(282,285)     $(177,182)    $(4,544,492)   $  (981,820)
                                             =========        =========      =========     ===========    ===========

                                           AMERICAN FUNDS
                                             INSURANCE
                                          SERIES(R) GLOBAL
                                          GROWTH FUND/SM/
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $    61,932
 Expenses:
   Asset-based charges...................       124,304
                                            -----------

NET INVESTMENT INCOME (LOSS).............       (62,372)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       353,490
   Net realized gain distribution from
    the Portfolios.......................       761,631
                                            -----------
 Net realized gain (loss)................     1,115,121
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,518,363)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (1,403,242)
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(1,465,614)
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           AMERICAN FUNDS                    AMERICAN FUNDS   AMERICAN FUNDS
                                             INSURANCE                         INSURANCE         INSURANCE
                                          SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                               SMALL           INSURANCE     INTERNATIONAL      RISK ASSET       INSURANCE
                                           CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND       ALLOCATION     SERIES(R) NEW
                                              FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)
                                          ---------------- ----------------- --------------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     3,952       $   235,952     $   150,276        $  93,504      $    388,155
 Expenses:
   Asset-based charges...................       247,030           177,837          77,102          100,378           748,228
                                            -----------       -----------     -----------        ---------      ------------

NET INVESTMENT INCOME (LOSS).............      (243,078)           58,115          73,174           (6,874)         (360,073)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (139,171)          106,927          30,131          149,971           378,577
   Net realized gain distribution from
    the Portfolios.......................       791,857           983,731              --          272,864         1,508,271
                                            -----------       -----------     -----------        ---------      ------------
 Net realized gain (loss)................       652,686         1,090,658          30,131          422,835         1,886,848
                                            -----------       -----------     -----------        ---------      ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,737,082)       (2,215,869)     (1,023,541)        (849,664)      (10,663,729)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (2,084,396)       (1,125,211)       (993,410)        (426,829)       (8,776,881)
                                            -----------       -----------     -----------        ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(2,327,474)      $(1,067,096)    $  (920,236)       $(433,703)     $ (9,136,954)
                                            ===========       ===========     ===========        =========      ============




                                          AXA 400 MANAGED
                                            VOLATILITY*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $    648,762
 Expenses:
   Asset-based charges...................     1,060,377
                                           ------------

NET INVESTMENT INCOME (LOSS).............      (411,615)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     4,724,791
   Net realized gain distribution from
    the Portfolios.......................     5,001,065
                                           ------------
 Net realized gain (loss)................     9,725,856
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (18,173,492)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (8,447,636)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ (8,859,251)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA
                                                  AXA 2000                                                  CONSERVATIVE
                                AXA 500 MANAGED    MANAGED    AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                                  VOLATILITY*    VOLATILITY*   ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                                --------------- ------------  -------------- -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  1,731,674   $    532,412   $   439,848   $  45,562,906  $  35,437,451  $  15,659,306
 Expenses:
   Asset-based charges.........     2,442,855      1,067,108       362,840      52,590,217     41,995,546     18,920,853
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)...      (711,181)      (534,696)       77,008      (7,027,311)    (6,558,095)    (3,261,547)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    15,656,742      5,499,410       592,518      48,020,903     51,937,983     24,207,724
   Net realized gain
    distribution from the
    Portfolios.................     3,484,685      4,278,107     1,523,687      59,623,228     61,334,174     27,532,546
                                 ------------   ------------   -----------   -------------  -------------  -------------
 Net realized gain (loss)......    19,141,427      9,777,517     2,116,205     107,644,131    113,272,157     51,740,270
                                 ------------   ------------   -----------   -------------  -------------  -------------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (28,666,752)   (17,727,924)   (4,998,411)   (424,381,872)  (270,113,644)  (109,365,997)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (9,525,325)    (7,950,407)   (2,882,206)   (316,737,741)  (156,841,487)   (57,625,727)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $(10,236,506)  $ (8,485,103)  $(2,805,198)  $(323,765,052) $(163,399,582) $ (60,887,274)
                                 ============   ============   ===========   =============  =============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                           AXA           AXA           AXA
                                              AXA         AXA GLOBAL                  INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                          CONSERVATIVE  EQUITY MANAGED   AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED
                                           STRATEGY*     VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------  -------------- -------------  ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  7,506,243   $   158,226   $  53,148,044   $   223,081  $  1,846,873    $  48,902
 Expenses:
   Asset-based charges...................    9,215,748       233,916      62,422,202       190,614     1,515,324       43,717
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INVESTMENT INCOME (LOSS).............   (1,709,505)      (75,690)     (9,274,158)       32,467       331,549        5,185
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,868,130     1,072,999      67,549,369       431,786     3,164,009      121,085
   Net realized gain distribution from
    the Portfolios.......................   13,576,119     1,123,071      77,343,241            --       311,201           --
                                          ------------   -----------   -------------   -----------  ------------    ---------
 Net realized gain (loss)................   17,444,249     2,196,070     144,892,610       431,786     3,475,210      121,085
                                          ------------   -----------   -------------   -----------  ------------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (33,721,813)   (4,185,609)   (468,044,895)   (2,665,299)  (20,247,061)    (658,383)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (16,277,564)   (1,989,539)   (323,152,285)   (2,233,513)  (16,771,851)    (537,298)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(17,987,069)  $(2,065,229)  $(332,426,443)  $(2,201,046) $(16,440,302)   $(532,113)
                                          ============   ===========   =============   ===========  ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                        AXA LARGE
                                           AXA LARGE       CAP       AXA LARGE     AXA MID                       AXA
                                           CAP CORE      GROWTH      CAP VALUE    CAP VALUE        AXA        MODERATE
                                            MANAGED      MANAGED      MANAGED      MANAGED      MODERATE       GROWTH
                                          VOLATILITY*  VOLATILITY*  VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*
                                          -----------  -----------  -----------  -----------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    97,742  $   117,997  $   586,091  $   208,396  $  2,523,037  $  74,872,229
 Expenses:
   Asset-based charges...................     152,380      373,264      351,171      253,134     2,039,763     89,992,587
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INVESTMENT INCOME (LOSS).............     (54,638)    (255,267)     234,920      (44,738)      483,274    (15,120,358)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     546,379    1,949,812    1,628,238      587,684       675,812    123,571,365
   Net realized gain distribution from
    the Portfolios.......................     755,674    2,047,215    1,101,084    1,344,638     6,173,810    146,135,889
                                          -----------  -----------  -----------  -----------  ------------  -------------
 Net realized gain (loss)................   1,302,053    3,997,027    2,729,322    1,932,322     6,849,622    269,707,254
                                          -----------  -----------  -----------  -----------  ------------  -------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,902,216)  (4,574,908)  (5,567,383)  (4,319,721)  (16,917,343)  (658,154,684)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (600,163)    (577,881)  (2,838,061)  (2,387,399)  (10,067,721)  (388,447,430)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (654,801) $  (833,148) $(2,603,141) $(2,432,137) $ (9,584,447) $(403,567,788)
                                          ===========  ===========  ===========  ===========  ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA/AB
                                              AXA                      AXA/AB                      AXA/AB       SHORT
                                           MODERATE-    AXA ULTRA     DYNAMIC       AXA/AB        DYNAMIC      DURATION
                                             PLUS      CONSERVATIVE  AGGRESSIVE     DYNAMIC       MODERATE    GOVERNMENT
                                          ALLOCATION*   STRATEGY*     GROWTH*       GROWTH*       GROWTH*       BOND*
                                          -----------  ------------ -----------  ------------  -------------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,003,720  $ 7,436,610  $   905,779  $  6,254,402  $  30,314,295   $38,394
 Expenses:
   Asset-based charges...................     775,397    4,089,348      490,173     8,132,931     38,334,491    29,136
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INVESTMENT INCOME (LOSS).............     228,323    3,347,262      415,606    (1,878,529)    (8,020,196)    9,258
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     988,107   (1,678,394)     (45,278)    2,273,212     48,635,771    (1,851)
   Net realized gain distribution from
    the Portfolios.......................   3,002,441      973,454       36,861     3,398,910     24,719,624        --
                                          -----------  -----------  -----------  ------------  -------------   -------
 Net realized gain (loss)................   3,990,548     (704,940)      (8,417)    5,672,122     73,355,395    (1,851)
                                          -----------  -----------  -----------  ------------  -------------   -------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,192,132)  (1,960,856)  (7,638,567)  (56,803,490)  (257,738,267)   (6,905)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (5,201,584)  (2,665,796)  (7,646,984)  (51,131,368)  (184,382,872)   (8,756)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(4,973,261) $   681,466  $(7,231,378) $(53,009,897) $(192,403,068)  $   502
                                          ===========  ===========  ===========  ============  =============   =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                        AXA/FRANKLIN
                                                                           AXA/FRANKLIN  AXA/FRANKLIN    TEMPLETON
                                                           AXA/CLEARBRIDGE   BALANCED   SMALL CAP VALUE  ALLOCATION
                                          AXA/AB SMALL CAP    LARGE CAP      MANAGED        MANAGED       MANAGED
                                              GROWTH*          GROWTH*     VOLATILITY*    VOLATILITY*   VOLATILITY*
                                          ---------------- --------------- ------------ --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     95,115     $   135,081   $   621,648    $    65,560   $   258,126
 Expenses:
   Asset-based charges...................      1,090,966       1,168,697       331,498        160,257       176,170
                                            ------------     -----------   -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............       (995,851)     (1,033,616)      290,150        (94,697)       81,956
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        785,951         230,311    (1,210,617)       644,967       413,972
   Net realized gain distribution from
    the Portfolios.......................     11,878,360       6,653,838       812,319      1,232,662     2,457,793
                                            ------------     -----------   -----------    -----------   -----------
 Net realized gain (loss)................     12,664,311       6,884,149      (398,298)     1,877,629     2,871,765
                                            ------------     -----------   -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (18,540,325)     (6,408,015)   (1,255,756)    (3,162,923)   (4,114,327)
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (5,876,014)        476,134    (1,654,054)    (1,285,294)   (1,242,562)
                                            ------------     -----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ (6,871,865)    $  (557,482)  $(1,363,904)   $(1,379,991)  $(1,160,606)
                                            ============     ===========   ===========    ===========   ===========


                                            AXA/GOLDMAN
                                          SACHS STRATEGIC
                                            ALLOCATION*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  4,851,642
 Expenses:
   Asset-based charges...................     6,740,001
                                           ------------

NET INVESTMENT INCOME (LOSS).............    (1,888,359)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       886,357
   Net realized gain distribution from
    the Portfolios.......................            --
                                           ------------
 Net realized gain (loss)................       886,357
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (32,284,958)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (31,398,601)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(33,286,960)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                           AXA/TEMPLETON
                                      AXA/INVESCO               AXA/JPMORGAN AXA/LEGG MASON                GLOBAL EQUITY
                                       STRATEGIC    AXA/JANUS    STRATEGIC     STRATEGIC      AXA/LOOMIS      MANAGED
                                      ALLOCATION*  ENTERPRISE*  ALLOCATION*   ALLOCATION*   SAYLES GROWTH*  VOLATILITY*
                                     ------------  -----------  ------------ -------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $  2,080,614  $        --  $   367,206   $  2,146,861   $     75,621   $   482,468
 Expenses:
   Asset-based charges..............    3,386,593      803,064      393,171      2,002,304      1,078,821       259,911
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INVESTMENT INCOME (LOSS)........   (1,305,979)    (803,064)     (25,965)       144,557     (1,003,200)      222,557
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      520,159      474,531        1,255        488,611      3,296,958       787,610
   Net realized gain distribution
    from the Portfolios.............      971,791    3,149,458       80,753             --      8,100,525     1,629,391
                                     ------------  -----------  -----------   ------------   ------------   -----------
 Net realized gain (loss)...........    1,491,950    3,623,989       82,008        488,611     11,397,483     2,417,001
                                     ------------  -----------  -----------   ------------   ------------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (16,775,742)  (4,575,434)  (4,034,747)   (12,789,471)   (14,193,255)   (5,002,050)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (15,283,792)    (951,445)  (3,952,739)   (12,300,860)    (2,795,772)   (2,585,049)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(16,589,771) $(1,754,509) $(3,978,704)  $(12,156,303)  $ (3,798,972)  $(2,362,492)
                                     ============  ===========  ===========   ============   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                        BLACKROCK
                                         GLOBAL         BLACKROCK     CHARTER/SM/
                                     ALLOCATION V.I. LARGE CAP FOCUS   AGGRESSIVE   CHARTER/SM/  CHARTER/SM/  CHARTER/SM/
                                          FUND       GROWTH V.I. FUND   GROWTH*    CONSERVATIVE*   GROWTH*     MODERATE*
                                     --------------- ---------------- -----------  ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    981,650     $        --    $   102,923   $   618,984  $   236,433  $   635,996
 Expenses:
   Asset-based charges..............     1,589,820         785,447         86,807       380,266      180,875      411,594
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........      (608,170)       (785,447)        16,116       238,718       55,558      224,402
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       415,532         873,060        156,260       377,024       81,383      198,080
   Net realized gain distribution
    from the Portfolios.............     4,982,301       6,094,751        157,386       293,940      281,604      448,895
                                      ------------     -----------    -----------   -----------  -----------  -----------
 Net realized gain (loss)...........     5,397,833       6,967,811        313,646       670,964      362,987      646,975
                                      ------------     -----------    -----------   -----------  -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,128,981)     (7,690,087)    (1,116,331)   (2,349,128)  (1,814,094)  (2,949,894)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (9,731,148)       (722,276)      (802,685)   (1,678,164)  (1,451,107)  (2,302,919)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(10,339,318)    $(1,507,723)   $  (786,569)  $(1,439,446) $(1,395,549) $(2,078,517)
                                      ============     ===========    ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                         CLEARBRIDGE
                                                                                                          VARIABLE
                                     CHARTER/SM/                                                         AGGRESSIVE
                                       MODERATE   CHARTER/SM/ MULTI- CHARTER/SM/ SMALL CHARTER/SM/ SMALL   GROWTH
                                       GROWTH*      SECTOR BOND*       CAP GROWTH*       CAP VALUE*       PORTFOLIO
                                     -----------  ----------------   ---------------   ---------------   -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   495,136      $ 34,314         $   385,795       $   215,125     $   201,876
 Expenses:
   Asset-based charges..............     337,919        24,067             149,345           291,766         720,722
                                     -----------      --------         -----------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........     157,217        10,247             236,450           (76,641)       (518,846)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     475,299       (31,766)            920,939           946,157        (603,010)
   Net realized gain distribution
    from the Portfolios.............     414,759            --             777,041           262,183       3,449,266
                                     -----------      --------         -----------       -----------     -----------
 Net realized gain (loss)...........     890,058       (31,766)          1,697,980         1,208,340       2,846,256
                                     -----------      --------         -----------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,225,113)      (13,855)         (2,584,164)       (3,564,964)     (7,314,313)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,335,055)      (45,621)           (886,184)       (2,356,624)     (4,468,057)
                                     -----------      --------         -----------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,177,838)     $(35,374)        $  (649,734)      $(2,433,265)    $(4,986,903)
                                     ===========      ========         ===========       ===========     ===========

                                     CLEARBRIDGE
                                       VARIABLE
                                     APPRECIATION
                                      PORTFOLIO
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   163,850
 Expenses:
   Asset-based charges..............     186,235
                                     -----------

NET INVESTMENT INCOME (LOSS)........     (22,385)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     193,785
   Net realized gain distribution
    from the Portfolios.............     625,283
                                     -----------
 Net realized gain (loss)...........     819,068
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (1,281,829)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (462,761)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (485,146)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     CLEARBRIDGE
                                      VARIABLE                                                     DELAWARE VIP(R)
                                      DIVIDEND      CLEARBRIDGE    DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                      STRATEGY    VARIABLE MID CAP   DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                      PORTFOLIO      PORTFOLIO      INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                                     -----------  ---------------- --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   447,989     $   8,804        $ 519,725       $ 116,180       $ 234,692     $ 1,364,191
 Expenses:
   Asset-based charges..............     404,096        65,363          210,034          46,899         113,608         442,616
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INVESTMENT INCOME (LOSS)........      43,893       (56,559)         309,691          69,281         121,084         921,575
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     857,987         4,432         (116,924)         77,206         (45,050)        176,995
   Net realized gain distribution
    from the Portfolios.............   1,944,256        88,066               --          12,543              --              --
                                     -----------     ---------        ---------       ---------       ---------     -----------
 Net realized gain (loss)...........   2,802,243        92,498         (116,924)         89,749         (45,050)        176,995
                                     -----------     ---------        ---------       ---------       ---------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,741,080)     (724,029)        (809,779)       (947,582)       (187,009)     (2,008,730)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (1,938,837)     (631,531)        (926,703)       (857,833)       (232,059)     (1,831,735)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,894,944)    $(688,090)       $(617,012)      $(788,552)      $(110,975)    $  (910,160)
                                     ===========     =========        =========       =========       =========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                EQ/CLEARBRIDGE
                                       EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL  SELECT EQUITY
                                     CENTURY MID CAP BASIC VALUE     GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                        VALUE*(A)      EQUITY*      RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                                     --------------- ------------  -----------  -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    760,898   $  2,316,578  $   105,463   $   143,305   $   814,374  $ 5,840,495
 Expenses:
   Asset-based charges..............       371,167      1,996,939      286,360        61,903       773,128    4,608,749
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)........       389,731        319,639     (180,897)       81,402        41,246    1,231,746
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (160,402)     6,837,306    1,361,162        74,087     2,059,339   (2,424,628)
   Net realized gain distribution
    from the Portfolios.............            --     11,868,605    2,115,733     1,860,504     2,950,789           --
                                      ------------   ------------  -----------   -----------   -----------  -----------
 Net realized gain (loss)...........      (160,402)    18,705,911    3,476,895     1,934,591     5,010,128   (2,424,628)
                                      ------------   ------------  -----------   -----------   -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,352,879)   (31,908,681)  (4,283,609)   (2,452,889)   (9,481,433)  (3,070,592)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (15,513,281)   (13,202,770)    (806,714)     (518,298)   (4,471,305)  (5,495,220)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(15,123,550)  $(12,883,131) $  (987,611)  $  (436,896)  $(4,430,059) $(4,263,474)
                                      ============   ============  ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN  EQ/FRANKLIN
                                     MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM    RISING      STRATEGIC   EQ/GLOBAL BOND
                                         PLUS*         INDEX*       /LARGE CAP*(A)    DIVIDENDS*(A) INCOME*(A)       PLUS*
                                     -------------- ------------- ------------------- ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   112,683   $  5,040,873     $    399,438      $   229,437  $   402,931    $ 116,966
 Expenses:
   Asset-based charges..............      111,839      4,550,848          458,662          220,400      167,330      134,057
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INVESTMENT INCOME (LOSS)........          844        490,025          (59,224)           9,037      235,601      (17,091)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      406,084     10,077,199         (332,752)         (50,456)     (17,289)    (198,070)
   Net realized gain distribution
    from the Portfolios.............       48,583      7,683,747               --               --           --           --
                                      -----------   ------------     ------------      -----------  -----------    ---------
 Net realized gain (loss)...........      454,667     17,760,946         (332,752)         (50,456)     (17,289)    (198,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (1,977,365)   (40,008,106)     (19,533,318)      (5,968,855)  (1,106,647)     (87,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,522,698)   (22,247,160)     (19,866,070)      (6,019,311)  (1,123,936)    (285,140)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,521,854)  $(21,757,135)    $(19,925,294)     $(6,010,274) $  (888,335)   $(302,231)
                                      ===========   ============     ============      ===========  ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/GOLDMAN   EQ/INTERMEDIATE                                EQ/INVESCO    EQ/INVESCO
                                     SACHS MID CAP   GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL
                                       VALUE*(A)        BOND*       EQUITY INDEX*    COMSTOCK*    ESTATE*(A)    GROWTH*(A)
                                     ------------- --------------- ---------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    58,329    $1,467,716      $ 1,211,381    $    766,926  $   380,180   $    93,040
 Expenses:
   Asset-based charges..............       76,325     1,694,126          638,155         650,038      198,752       120,981
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)........      (17,996)     (226,410)         573,226         116,888      181,428       (27,941)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (27,423)     (776,744)         (96,814)      2,484,360       30,053       (45,122)
   Net realized gain distribution
    from the Portfolios.............           --            --               --       2,003,562           --            --
                                      -----------    ----------      -----------    ------------  -----------   -----------
 Net realized gain (loss)...........      (27,423)     (776,744)         (96,814)      4,487,922       30,053       (45,122)
                                      -----------    ----------      -----------    ------------  -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,524,726)      144,983       (8,847,069)    (11,426,857)  (1,220,364)   (2,317,808)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,552,149)     (631,761)      (8,943,883)     (6,938,935)  (1,190,311)   (2,362,930)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(2,570,145)   $ (858,171)     $(8,370,657)   $ (6,822,047) $(1,008,883)  $(2,390,871)
                                      ===========    ==========      ===========    ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                          EQ/JPMORGAN
                                                       EQ/IVY MID CAP   EQ/IVY SCIENCE       VALUE      EQ/LARGE CAP
                                     EQ/IVY ENERGY*(A)   GROWTH*(A)   AND TECHNOLOGY*(A) OPPORTUNITIES* GROWTH INDEX*
                                     ----------------- -------------- ------------------ -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $     27,145     $     5,686      $         --     $   208,983    $   485,795
 Expenses:
   Asset-based charges..............         73,366         175,359           235,131         308,276        980,330
                                       ------------     -----------      ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)........        (46,221)       (169,673)         (235,131)        (99,293)      (494,535)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (388,716)        (73,853)         (126,047)      1,129,514      1,827,539
   Net realized gain distribution
    from the Portfolios.............             --              --                --       1,638,763      4,611,721
                                       ------------     -----------      ------------     -----------    -----------
 Net realized gain (loss)...........       (388,716)        (73,853)         (126,047)      2,768,277      6,439,260
                                       ------------     -----------      ------------     -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (9,910,107)     (5,505,591)      (10,218,455)     (6,215,141)    (8,981,034)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (10,298,823)     (5,579,444)      (10,344,502)     (3,446,864)    (2,541,774)
                                       ------------     -----------      ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(10,345,044)    $(5,749,117)     $(10,579,633)    $(3,546,157)   $(3,036,309)
                                       ============     ===========      ============     ===========    ===========

                                     EQ/LARGE CAP
                                     VALUE INDEX*
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   893,613
 Expenses:
   Asset-based charges..............     576,123
                                     -----------

NET INVESTMENT INCOME (LOSS)........     317,490
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     759,808
   Net realized gain distribution
    from the Portfolios.............   1,763,635
                                     -----------
 Net realized gain (loss)...........   2,523,443
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (7,249,632)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (4,726,189)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(4,408,699)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                         EQ/LAZARD         EQ/MFS        EQ/MFS
                                          EMERGING      INTERNATIONAL INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES
                                     MARKETS EQUITY*(A)    GROWTH*      VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)
                                     ------------------ ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $   142,245     $    497,096  $         --   $        --     $   255,896
 Expenses:
   Asset-based charges..............        231,275          719,830       607,690       105,230         143,760
                                        -----------     ------------  ------------   -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (89,030)        (222,734)     (607,690)     (105,230)        112,136
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................          4,888        1,089,552      (121,346)     (209,287)        (31,622)
   Net realized gain distribution
    from the Portfolios.............             --        5,127,194            --            --              --
                                        -----------     ------------  ------------   -----------     -----------
 Net realized gain (loss)...........          4,888        6,216,746      (121,346)     (209,287)        (31,622)
                                        -----------     ------------  ------------   -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (1,010,282)     (12,031,126)   (9,462,479)   (3,726,671)     (1,971,606)
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (1,005,394)      (5,814,380)   (9,583,825)   (3,935,958)     (2,003,228)
                                        -----------     ------------  ------------   -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(1,094,424)    $ (6,037,114) $(10,191,515)  $(4,041,188)    $(1,891,092)
                                        ===========     ============  ============   ===========     ===========


                                     EQ/MID CAP INDEX*
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  1,020,759
 Expenses:
   Asset-based charges..............      1,315,848
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (295,089)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      2,596,105
   Net realized gain distribution
    from the Portfolios.............      7,001,604
                                       ------------
 Net realized gain (loss)...........      9,597,709
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (21,273,974)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (11,676,265)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(11,971,354)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                      MARKET*       GLOBAL*      REAL RETURN*    RETURN*(A)     RETURN*(A)    SHORT BOND*
                                     ----------  -------------- --------------- ------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $1,404,427   $    299,440     $ 623,099      $ 224,577     $1,127,648     $ 856,905
 Expenses:
   Asset-based charges..............  1,502,480      1,237,107       310,125        144,253        462,493       482,606
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INVESTMENT INCOME (LOSS)........    (98,053)      (937,667)      312,974         80,324        665,155       374,299
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      3,019      5,936,584       (48,378)        (4,961)        11,961        76,176
   Net realized gain distribution
    from the Portfolios.............         --      2,185,955            --         81,552        573,144            --
                                     ----------   ------------     ---------      ---------     ----------     ---------
 Net realized gain (loss)...........      3,019      8,122,539       (48,378)        76,591        585,105        76,176
                                     ----------   ------------     ---------      ---------     ----------     ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      2,304    (19,182,377)     (881,045)      (164,777)     1,005,531      (644,786)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      5,323    (11,059,838)     (929,423)       (88,186)     1,590,636      (568,610)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (92,730)  $(11,997,505)    $(616,449)     $  (7,862)    $2,255,791     $(194,311)
                                     ==========   ============     =========      =========     ==========     =========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018



                                     EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE  EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                          PLUS*      COMPANY INDEX*  GROWTH STOCK*   HEALTH SCIENCES*(A)     INCOME*
                                     --------------- -------------- ---------------- ------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 441,829     $    673,396    $         --      $         --       $    24,744
 Expenses:
   Asset-based charges..............      406,911          901,721       3,135,933           431,250           113,114
                                        ---------     ------------    ------------      ------------       -----------

NET INVESTMENT INCOME (LOSS)........       34,918         (228,325)     (3,135,933)         (431,250)          (88,370)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (303,903)         931,750      12,816,023          (157,561)          184,481
   Net realized gain distribution
    from the Portfolios.............           --        5,840,735      17,832,258                --           779,244
                                        ---------     ------------    ------------      ------------       -----------
 Net realized gain (loss)...........     (303,903)       6,772,485      30,648,281          (157,561)          963,725
                                        ---------     ------------    ------------      ------------       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (157,451)     (15,968,668)    (34,853,691)      (16,272,365)       (1,890,953)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (461,354)      (9,196,183)     (4,205,410)      (16,429,926)         (927,228)
                                        ---------     ------------    ------------      ------------       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(426,436)    $ (9,424,508)   $ (7,341,343)     $(16,861,176)      $(1,015,598)
                                        =========     ============    ============      ============       ===========

                                     FEDERATED HIGH
                                      INCOME BOND
                                        FUND II
                                     --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,511,915
 Expenses:
   Asset-based charges..............      245,876
                                      -----------

NET INVESTMENT INCOME (LOSS)........    1,266,039
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (215,962)
   Net realized gain distribution
    from the Portfolios.............           --
                                      -----------
 Net realized gain (loss)...........     (215,962)
                                      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,033,038)
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,249,000)
                                      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $  (982,961)
                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                      FIDELITY(R) VIP
                                                      ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                        FEDERATED         GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                     KAUFMANN FUND II    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ---------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $      --        $   7,901       $   6,410       $  18,866       $  19,518
 Expenses:
   Asset-based charges..............      121,119           10,795           7,854          19,926          20,663
                                        ---------        ---------       ---------       ---------       ---------

NET INVESTMENT INCOME (LOSS)........     (121,119)          (2,894)         (1,444)         (1,060)         (1,145)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       91,395           28,605          63,502          14,319          15,916
   Net realized gain distribution
    from the Portfolios.............      621,633           31,563          21,206          40,749          28,895
                                        ---------        ---------       ---------       ---------       ---------
 Net realized gain (loss)...........      713,028           60,168          84,708          55,068          44,811
                                        ---------        ---------       ---------       ---------       ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (903,729)        (118,770)       (107,156)       (161,708)       (175,194)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (190,701)         (58,602)        (22,448)       (106,640)       (130,383)
                                        ---------        ---------       ---------       ---------       ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(311,820)       $ (61,496)      $ (23,892)      $(107,700)      $(131,528)
                                        =========        =========       =========       =========       =========

                                     FIDELITY(R) VIP
                                      FREEDOM 2030
                                        PORTFOLIO
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $  10,165
 Expenses:
   Asset-based charges..............       13,226
                                        ---------

NET INVESTMENT INCOME (LOSS)........       (3,061)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       43,288
   Net realized gain distribution
    from the Portfolios.............       24,811
                                        ---------
 Net realized gain (loss)...........       68,099
                                        ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (147,421)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (79,322)
                                        ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $ (82,383)
                                        =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            FIRST TRUST/DOW
                                                                          FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                                                         FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                                     FIDELITY(R) VIP MID STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP
                                        CAP PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND
                                     ------------------- ---------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $    352,013       $ 4,560,679        $  93,362       $   765,866     $   635,130
 Expenses:
   Asset-based charges..............       1,196,340         1,633,600           54,082           668,512         290,125
                                        ------------       -----------        ---------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (844,327)        2,927,079           39,280            97,354         345,005
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         328,502          (245,143)          45,438           996,286        (136,509)
   Net realized gain distribution
    from the Portfolios.............       7,525,441           230,249               --           100,831         497,381
                                        ------------       -----------        ---------       -----------     -----------
 Net realized gain (loss)...........       7,853,943           (14,894)          45,438         1,097,117         360,872
                                        ------------       -----------        ---------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (20,752,801)       (8,101,743)        (326,963)       (4,337,146)     (2,824,635)
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (12,898,858)       (8,116,637)        (281,525)       (3,240,029)     (2,463,763)
                                        ------------       -----------        ---------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(13,743,185)      $(5,189,558)       $(242,245)      $(3,142,675)    $(2,118,758)
                                        ============       ===========        =========       ===========     ===========



                                     FRANKLIN INCOME
                                        VIP FUND
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $ 4,444,887
 Expenses:
   Asset-based charges..............     1,255,854
                                       -----------

NET INVESTMENT INCOME (LOSS)........     3,189,033
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (244,733)
   Net realized gain distribution
    from the Portfolios.............            --
                                       -----------
 Net realized gain (loss)...........      (244,733)
                                       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (8,135,845)
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (8,380,578)
                                       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(5,191,545)
                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     GUGGENHEIM VIF                     HARTFORD       HARTFORD
                                                     GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL         GROWTH      INVESCO V.I.
                                     FRANKLIN MUTUAL    FUTURES       MULTI-HEDGE   APPRECIATION HLS OPPORTUNITIES    AMERICAN
                                     SHARES VIP FUND STRATEGY FUND  STRATEGIES FUND       FUND         HLS FUND    FRANCHISE FUND
                                     --------------- -------------- --------------- ---------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   315,286     $      --       $     --       $    82,721     $        --     $     --
 Expenses:
   Asset-based charges..............       185,043        34,335          9,292           243,164         502,031        8,359
                                       -----------     ---------       --------       -----------     -----------     --------

NET INVESTMENT INCOME (LOSS)........       130,243       (34,335)        (9,292)         (160,443)       (502,031)      (8,359)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       304,952       (91,069)         3,041          (216,010)        510,716       10,251
   Net realized gain distribution
    from the Portfolios.............       490,939            --             --         1,906,188       5,228,239       41,881
                                       -----------     ---------       --------       -----------     -----------     --------
 Net realized gain (loss)...........       795,891       (91,069)         3,041         1,690,178       5,738,955       52,132
                                       -----------     ---------       --------       -----------     -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (2,243,585)     (168,625)       (37,041)       (3,157,084)     (6,091,001)     (80,709)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (1,447,694)     (259,694)       (34,000)       (1,466,906)       (352,046)     (28,577)
                                       -----------     ---------       --------       -----------     -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(1,317,451)    $(294,029)      $(43,292)      $(1,627,349)    $  (854,077)    $(36,936)
                                       ===========     =========       ========       ===========     ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                      BALANCED-RISK   DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                     ALLOCATION FUND DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                                     --------------- ------------- ------------ ------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   136,701   $  1,513,521  $   328,044   $      --      $ 2,127,935      $    14,032
 Expenses:
   Asset-based charges..............       122,408      1,025,584      214,133      57,568          563,604          171,305
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INVESTMENT INCOME (LOSS)........        14,293        487,937      113,911     (57,568)       1,564,331         (157,273)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (32,046)     1,870,502       25,035    (191,694)        (397,232)         (96,642)
   Net realized gain distribution
    from the Portfolios.............       947,801      2,428,456      728,861     687,087               --        1,797,565
                                       -----------   ------------  -----------   ---------      -----------      -----------
 Net realized gain (loss)...........       915,755      4,298,958      753,896     495,393         (397,232)       1,700,923
                                       -----------   ------------  -----------   ---------      -----------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (1,755,965)   (11,241,370)  (2,723,783)   (544,411)      (3,210,285)      (3,148,100)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (840,210)    (6,942,412)  (1,969,887)    (49,018)      (3,607,517)      (1,447,177)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $  (825,917)  $ (6,454,475) $(1,855,976)  $(106,586)     $(2,043,186)     $(1,604,450)
                                       ===========   ============  ===========   =========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     INVESCO V.I. SMALL IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH  IVY VIP NATURAL
                                      CAP EQUITY FUND     STRATEGY    EQUITY INCOME     INCOME        RESOURCES
                                     ------------------ ------------- -------------- ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $        --      $   661,115   $   246,728   $  8,305,846    $    29,171
 Expenses:
   Asset-based charges..............        269,049          511,951       214,169      1,876,475        136,487
                                        -----------      -----------   -----------   ------------    -----------

NET INVESTMENT INCOME (LOSS)........       (269,049)         149,164        32,559      6,429,371       (107,316)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (298,854)        (764,738)       48,770     (1,998,229)      (344,077)
   Net realized gain distribution
    from the Portfolios.............      1,450,686        1,443,486     1,159,440             --             --
                                        -----------      -----------   -----------   ------------    -----------
 Net realized gain (loss)...........      1,151,832          678,748     1,208,210     (1,998,229)      (344,077)
                                        -----------      -----------   -----------   ------------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (4,290,298)      (3,190,601)   (3,152,751)    (8,819,122)    (1,901,976)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (3,138,466)      (2,511,853)   (1,944,541)   (10,817,351)    (2,246,053)
                                        -----------      -----------   -----------   ------------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(3,407,515)     $(2,362,689)  $(1,911,982)  $ (4,387,980)   $(2,353,369)
                                        ===========      ===========   ===========   ============    ===========

                                     IVY VIP SMALL CAP
                                          GROWTH
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $    116,575
 Expenses:
   Asset-based charges..............        451,475
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (334,900)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         81,154
   Net realized gain distribution
    from the Portfolios.............     10,417,557
                                       ------------
 Net realized gain (loss)...........     10,498,711
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (12,584,691)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (2,085,980)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ (2,420,880)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                  JPMORGAN
                                        JANUS         JANUS         JANUS      INSURANCE TRUST    JPMORGAN      LORD ABBETT
                                      HENDERSON     HENDERSON   HENDERSON U.S.     GLOBAL      INSURANCE TRUST SERIES FUND -
                                      BALANCED    FLEXIBLE BOND LOW VOLATILITY   ALLOCATION    INCOME BUILDER  BOND DEBENTURE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     -----------  ------------- -------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $ 1,281,652   $   742,214   $   188,283     $        --     $        --    $  5,775,442
 Expenses:
   Asset-based charges..............     858,560       322,540       127,563         262,124         234,912       1,726,121
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INVESTMENT INCOME (LOSS)........     423,092       419,674        60,720        (262,124)       (234,912)      4,049,321
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     952,808      (215,137)      302,457         230,842          95,091        (202,582)
   Net realized gain distribution
    from the Portfolios.............   1,670,551            --       186,799         134,814          33,771       2,906,718
                                     -----------   -----------   -----------     -----------     -----------    ------------
 Net realized gain (loss)...........   2,623,359      (215,137)      489,256         365,656         128,862       2,704,136
                                     -----------   -----------   -----------     -----------     -----------    ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,654,189)     (893,968)   (1,231,478)     (1,842,016)     (1,113,001)    (13,793,698)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,030,830)   (1,109,105)     (742,222)     (1,476,360)       (984,139)    (11,089,562)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,607,738)  $  (689,431)  $  (681,502)    $(1,738,484)    $(1,219,051)   $ (7,040,241)
                                     ===========   ===========   ===========     ===========     ===========    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                         LORD ABBETT                      MFS(R)
                                           LORD ABBETT  SERIES FUND -                  MASSACHUSETTS
                                          SERIES FUND -    GROWTH                        INVESTORS
                                          CLASSIC STOCK OPPORTUNITIES MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                            PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO       SERIES         SERIES
                                          ------------- ------------- ---------------- ------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  31,372    $        --    $    57,777      $  48,405      $  11,622    $   368,336
 Expenses:
   Asset-based charges...................      63,665         69,960        178,905        205,401         30,180        306,231
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INVESTMENT INCOME (LOSS).............     (32,293)       (69,960)      (121,128)      (156,996)       (18,558)        62,105
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (53,685)        86,122        304,855         82,158         28,505        190,448
   Net realized gain distribution from
    the Portfolios.......................     642,701        980,764        581,895        855,423        299,106      1,918,046
                                            ---------    -----------    -----------      ---------      ---------    -----------
 Net realized gain (loss)................     589,016      1,066,886        886,750        937,581        327,611      2,108,494
                                            ---------    -----------    -----------      ---------      ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (928,415)    (1,146,071)    (1,601,280)      (851,299)      (470,757)    (5,379,537)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (339,399)       (79,185)      (714,530)        86,282       (143,146)    (3,271,043)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(371,692)   $  (149,145)   $  (835,658)     $ (70,714)     $(161,704)   $(3,208,938)
                                            =========    ===========    ===========      =========      =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                                  NEUBERGER
                                                                                                                   BERMAN
                                          MULTIMANAGER                                                          INTERNATIONAL
                                           AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    EQUITY
                                            EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                                          ------------ ------------ --------------- -------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    24,022  $ 3,007,563    $        --    $    83,457   $    83,435    $   6,768
 Expenses:
   Asset-based charges...................     261,394    1,648,281        446,473        162,731       649,976       56,795
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INVESTMENT INCOME (LOSS).............    (237,372)   1,359,282       (446,473)       (79,274)     (566,541)     (50,027)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,681,408   (1,568,608)       808,769        524,279     3,545,481      101,909
   Net realized gain distribution from
    the Portfolios.......................   1,817,153           --      4,214,729        873,349     5,819,210           --
                                          -----------  -----------    -----------    -----------   -----------    ---------
 Net realized gain (loss)................   3,498,561   (1,568,608)     5,023,498      1,397,628     9,364,691      101,909
                                          -----------  -----------    -----------    -----------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (3,575,300)  (2,038,212)    (7,397,940)    (2,859,285)   (9,682,364)    (858,981)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (76,739)  (3,606,820)    (2,374,442)    (1,461,657)     (317,673)    (757,072)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (314,111) $(2,247,538)   $(2,820,915)   $(1,540,931)  $  (884,214)   $(807,099)
                                          ===========  ===========    ===========    ===========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      NEUBERGER
                                     BERMAN U.S.                                        PIMCO GLOBAL  PIMCO GLOBAL
                                     EQUITY INDEX                                           BOND      MULTI-ASSET
                                       PUTWRITE           PIMCO          PIMCO EMERGING OPPORTUNITIES   MANAGED
                                       STRATEGY   COMMODITYREALRETURN(R)  MARKETS BOND    PORTFOLIO    ALLOCATION  PIMCO INCOME
                                      PORTFOLIO     STRATEGY PORTFOLIO     PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO(A)
                                     ------------ ---------------------- -------------- ------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $      --        $   333,253        $   761,911     $ 269,024    $  24,199      $1,056
 Expenses:
   Asset-based charges..............     33,638            240,046            263,275        47,334       18,587         338
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INVESTMENT INCOME (LOSS)........    (33,638)            93,207            498,636       221,690        5,612         718
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (2,166)        (2,003,380)          (528,226)         (414)      30,398          (3)
   Net realized gain distribution
    from the Portfolios.............     79,555                 --                 --        11,925      122,771       1,747
                                      ---------        -----------        -----------     ---------    ---------      ------
 Net realized gain (loss)...........     77,389         (2,003,380)          (528,226)       11,511      153,169       1,744
                                      ---------        -----------        -----------     ---------    ---------      ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (257,234)          (842,448)        (1,220,274)     (470,330)    (270,369)       (120)
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (179,845)        (2,845,828)        (1,748,500)     (458,819)    (117,200)      1,624
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(213,483)       $(2,752,621)       $(1,249,864)    $(237,129)   $(111,588)     $2,342
                                      =========        ===========        ===========     =========    =========      ======

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on October 22, 2018.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                           PUTNAM VT
                                                                             GLOBAL
                                                               PUTNAM VT     ASSET    PUTNAM VT MULTI-
                                     PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION  ASSET ABSOLUTE    PUTNAM VT
                                        BEAR    BIOTECHNOLOGY INCOME FUND     FUND      RETURN FUND    RESEARCH FUND
                                     ---------- ------------- -----------  ---------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    --    $        --  $   381,947  $  77,819     $   9,712       $     --
 Expenses:
   Asset-based charges..............    2,098        670,599      170,560     53,205        30,467          8,222
                                      -------    -----------  -----------  ---------     ---------       --------

NET INVESTMENT INCOME (LOSS)........   (2,098)      (670,599)     211,387     24,614       (20,755)        (8,222)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,102      1,012,738      335,524      1,060       (21,283)        16,510
   Net realized gain distribution
    from the Portfolios.............       --             --           --    329,671       100,360             --
                                      -------    -----------  -----------  ---------     ---------       --------
 Net realized gain (loss)...........    1,102      1,012,738      335,524    330,731        79,077         16,510
                                      -------    -----------  -----------  ---------     ---------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    4,664     (3,948,048)  (1,116,597)  (752,358)     (294,648)       (89,476)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    5,766     (2,935,310)    (781,073)  (421,627)     (215,571)       (72,966)
                                      -------    -----------  -----------  ---------     ---------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 3,668    $(3,605,909) $  (569,686) $(397,013)    $(236,326)      $(81,188)
                                      =======    ===========  ===========  =========     =========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     QS LEGG MASON                                                SEI VP MARKET
                                     DYNAMIC MULTI-                    SEI VP      SEI VP MARKET      PLUS
                                      STRATEGY VIT  SEI VP BALANCED CONSERVATIVE  GROWTH STRATEGY   STRATEGY    SEI VP MODERATE
                                       PORTFOLIO     STRATEGY FUND  STRATEGY FUND      FUND           FUND       STRATEGY FUND
                                     -------------- --------------- ------------- --------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  58,158       $ 186,985      $ 177,188      $ 145,796      $  54,802      $ 158,146
 Expenses:
   Asset-based charges..............      49,573         109,337        142,975         90,898         33,455         97,489
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INVESTMENT INCOME (LOSS)........       8,585          77,648         34,213         54,898         21,347         60,657
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (5,952)         22,715         57,841         10,035         23,170         19,416
   Net realized gain distribution
    from the Portfolios.............          --         105,353        166,603         58,665             --        259,485
                                       ---------       ---------      ---------      ---------      ---------      ---------
 Net realized gain (loss)...........      (5,952)        128,068        224,444         68,700         23,170        278,901
                                       ---------       ---------      ---------      ---------      ---------      ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (325,224)       (948,943)      (662,028)      (840,610)      (386,224)      (792,852)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (331,176)       (820,875)      (437,584)      (771,910)      (363,054)      (513,951)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(322,591)      $(743,227)     $(403,371)     $(717,012)     $(341,707)     $(453,294)
                                       =========       =========      =========      =========      =========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    TEMPLETON
                                     T. ROWE PRICE DEVELOPING    TEMPLETON    TEMPLETON   TEMPLETON  VANECK VIP
                                     EQUITY INCOME MARKETS VIP  FOREIGN VIP  GLOBAL BOND  GROWTH VIP GLOBAL HARD
                                       PORTFOLIO      FUND         FUND       VIP FUND       FUND    ASSETS FUND
                                     ------------- -----------  -----------  -----------  ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   183,146  $   122,524  $   210,320  $        --  $  34,233  $        --
 Expenses:
   Asset-based charges..............      109,685      199,571      112,540    1,838,662     24,235      324,324
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)........       73,461      (77,047)      97,780   (1,838,662)     9,998     (324,324)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       38,631      707,594      (94,940)  (2,231,393)    83,930     (718,721)
   Net realized gain distribution
    from the Portfolios.............    1,026,043           --           --           --    144,984           --
                                      -----------  -----------  -----------  -----------  ---------  -----------
 Net realized gain (loss)...........    1,064,674      707,594      (94,940)  (2,231,393)   228,914     (718,721)
                                      -----------  -----------  -----------  -----------  ---------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,351,399)  (3,232,819)  (1,358,189)   4,812,908   (508,348)  (6,116,674)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,286,725)  (2,525,225)  (1,453,129)   2,581,515   (279,434)  (6,835,395)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,213,264) $(2,602,272) $(1,355,349) $   742,853  $(269,436) $(7,159,719)
                                      ===========  ===========  ===========  ===========  =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                              VANECK VIP
                                                             UNCONSTRAINED
                                                               EMERGING
                                                             MARKETS BOND
                                                                 FUND
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  67,847
 Expenses:
   Asset-based charges......................................      11,295
                                                               ---------

NET INVESTMENT INCOME (LOSS)................................      56,552
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      11,926
   Net realized gain distribution from the Portfolios.......          --
                                                               ---------
 Net realized gain (loss)...................................      11,926
                                                               ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (141,080)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (129,154)
                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (72,602)
                                                               =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                1290 VT DOUBLELINE
                                            1290 VT CONVERTIBLE       1290 VT DOUBLELINE           OPPORTUNISTIC
                                                SECURITIES*           DYNAMIC ALLOCATION*           BOND*(A)(B)
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   291,323  $   330,483  $    40,254  $  (130,064) $   432,524  $   133,003
 Net realized gain (loss)...............     372,737      287,307      403,451      854,099      (20,096)      63,033
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,274,663)     765,968   (1,321,450)     527,868     (867,012)     115,242
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (610,603)   1,383,758     (877,745)   1,251,903     (454,584)     311,278
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     895,263      512,781      331,510    1,522,285    3,856,237    4,928,131
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     671,473        1,494     (289,194)    (329,695)   1,003,393    9,441,062
 Redemptions for contract benefits and
   terminations.........................    (151,201)     (49,958)    (800,134)    (598,225)  (1,277,147)    (921,474)
 Contract maintenance charges...........         (21)         (18)      (4,065)      (3,888)      (1,116)        (662)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,415,514      464,299     (761,883)     590,477    3,581,367   13,447,057
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           35           87       (3,270)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     804,911    1,848,057   (1,639,628)   1,842,415    3,126,870   13,755,065
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,526,775    9,678,718   16,907,097   15,064,682   20,920,855    7,165,790
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,331,686  $11,526,775  $15,267,469  $16,907,097  $24,047,725  $20,920,855
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              1290 VT GAMCO MERGERS &
                                             1290 VT ENERGY*        1290 VT EQUITY INCOME*         ACQUISITIONS*
                                         -----------------------  -------------------------  ------------------------
                                             2018        2017         2018          2017         2018         2017
                                         -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    53,833  $   69,461  $    167,453  $    93,957  $    20,972  $  (207,757)
 Net realized gain (loss)...............      45,232     (34,148)    7,190,987    1,920,112      444,132      988,279
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,220,664)   (131,367)  (11,336,900)   2,228,366   (1,607,737)      26,994
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (1,121,599)    (96,054)   (3,978,460)   4,242,435   (1,142,633)     807,516
                                         -----------  ----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     430,258     413,341     1,255,947    1,559,514    1,551,164    1,732,835
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (153,920)    265,784    (2,413,341)    (396,273)      43,580      122,734
 Redemptions for contract benefits and
   terminations.........................    (101,334)   (199,888)   (2,712,954)  (1,873,935)  (1,243,464)  (1,080,775)
 Contract maintenance charges...........        (187)        (77)     (155,299)    (153,921)      (1,599)      (1,590)
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     174,817     479,160    (4,025,647)    (864,615)     349,681      773,204
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (946,782)    383,106    (8,004,107)   3,377,820     (792,952)   1,580,720
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   4,777,139   4,394,033    34,136,150   30,758,330   18,140,956   16,560,236
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 3,830,357  $4,777,139  $ 26,132,043  $34,136,150  $17,348,004  $18,140,956
                                         ===========  ==========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  -----------------------
                                             2018          2017          2018         2017        2018         2017
                                         ------------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,396,979) $ (2,009,648) $   595,987  $   463,743  $   47,909  $    39,788
 Net realized gain (loss)...............   20,873,364    25,746,940     (102,812)     (27,035)     65,314      371,671
 Net change in unrealized appreciation
   (depreciation) of investments........  (67,731,103)   13,423,318   (1,000,941)     149,416    (261,908)     231,993
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (49,254,718)   37,160,610     (507,766)     586,124    (148,685)     643,452
                                         ------------  ------------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   22,580,724    25,876,839    2,864,847    2,175,121     543,194      413,931
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,054,405)    3,216,987   (1,168,502)     707,162     479,203      134,810
 Redemptions for contract benefits and
   terminations.........................  (22,529,118)  (15,802,160)    (860,419)    (918,217)   (141,566)    (131,766)
 Contract maintenance charges...........      (36,807)      (35,217)      (1,420)      (1,286)        (26)         (12)
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (3,039,606)   13,256,449      834,506    1,962,780     880,805      416,963
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --           261           14          171          23   (2,241,107)
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (52,294,324)   50,417,320      326,754    2,549,075     732,143   (1,180,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  296,918,589   246,501,269   13,583,526   11,034,451   2,520,586    3,701,278
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $244,624,265  $296,918,589  $13,910,280  $13,583,526  $3,252,729  $ 2,520,586
                                         ============  ============  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    1290 VT
                                                               MULTI-ALTERNATIVE      1290 VT NATURAL
                                         1290 VT MICRO CAP*(C)  STRATEGIES*(C)          RESOURCES*
                                         --------------------- ----------------- ------------------------
                                                 2018                2018            2018         2017
                                         --------------------- ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...........        $   (27)            $    91      $    88,246  $    74,273
 Net realized gain (loss)...............          6,049                  --          240,149       87,149
 Net change in unrealized appreciation
   (depreciation) of investments........         (8,319)               (305)      (1,338,957)     420,713
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............         (2,297)               (214)      (1,010,562)     582,135
                                                -------             -------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..         62,508               7,260          794,406    1,464,469
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................          5,800               7,108           59,371   (1,166,190)
 Redemptions for contract benefits and
   terminations.........................            (48)                 --         (307,429)    (275,504)
 Contract maintenance charges...........             --                  --             (684)        (602)
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................         68,260              14,368          545,664       22,173
                                                -------             -------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............             --                  --               12           --
                                                -------             -------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...         65,963              14,154         (464,886)     604,308
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................             --                  --        6,284,416    5,680,108
                                                -------             -------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.....        $65,963             $14,154      $ 5,819,530  $ 6,284,416
                                                =======             =======      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   1290 VT SMALL CAP     1290 VT SMARTBETA
                                           1290 VT REAL ESTATE*        VALUE*(C)              EQUITY*
                                         ------------------------  ----------------- ------------------------
                                             2018         2017           2018            2018         2017
                                         -----------  -----------  ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   309,920  $   286,893      $    842      $   205,090  $   190,404
 Net realized gain (loss)...............     (13,417)     126,322         4,094          662,129      443,795
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,182,918)     669,775       (16,455)      (1,886,787)   2,163,222
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (886,415)   1,082,990       (11,519)      (1,019,568)   2,797,421
                                         -----------  -----------      --------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     883,272    1,741,921        78,743          563,418      158,304
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (520,745)    (622,845)       40,043          734,825      132,975
 Redemptions for contract benefits and
   terminations.........................    (777,457)  (1,078,072)           --         (219,231)     (57,462)
 Contract maintenance charges...........      (1,455)      (1,382)            2              (43)          (8)
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (416,385)      39,622       118,788        1,078,969      233,809
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (35)          --            --               --           --
                                         -----------  -----------      --------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (1,302,835)   1,122,612       107,269           59,401    3,031,230
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,417,183   12,294,571            --       15,840,729   12,809,499
                                         -----------  -----------      --------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,114,348  $13,417,183      $107,269      $15,900,130  $15,840,729
                                         ===========  ===========      ========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                1290 VT SOCIALLY        7TWELVE/TM /BALANCED
                                                                  RESPONSIBLE*               PORTFOLIO
                                                             ----------------------  -------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (1,443) $   (7,930) $   (611,607) $  (739,372)
 Net realized gain (loss)...................................    190,744     608,603     1,153,715      787,539
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (610,057)     88,384    (6,817,104)   6,129,095
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (420,756)    689,057    (6,274,996)   6,177,262
                                                             ----------  ----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,536,820     468,270     2,760,907    2,805,957
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     66,136    (175,202)   (4,583,842)  (5,765,916)
 Redemptions for contract benefits and terminations.........   (300,441)   (123,594)   (7,628,668)  (6,036,067)
 Contract maintenance charges...............................    (29,158)    (29,120)      (13,749)     (14,677)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,273,357     140,354    (9,465,352)  (9,010,703)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         28          --             6           --
                                                             ----------  ----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,852,629     829,411   (15,740,342)  (2,833,441)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,332,536   3,503,125    71,655,903   74,489,344
                                                             ----------  ----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,185,165  $4,332,536  $ 55,915,561  $71,655,903
                                                             ==========  ==========  ============  ===========

                                                                 AB VPS BALANCED
                                                                 WEALTH STRATEGY
                                                                   PORTFOLIO**
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   13,673  $   19,837
 Net realized gain (loss)...................................    386,880      10,464
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (784,401)    659,682
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (383,848)    689,983
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    123,719      60,531
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (92,584)   (167,751)
 Redemptions for contract benefits and terminations.........   (520,510)   (410,120)
 Contract maintenance charges...............................       (677)       (658)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (490,052)   (517,998)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (873,900)    171,985
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,470,877   5,298,892
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,596,977  $5,470,877
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AB VPS GLOBAL THEMATIC     AB VPS GROWTH AND
                                                               GROWTH PORTFOLIO**       INCOME PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (14,889) $   (6,185) $   (25,113) $    3,361
 Net realized gain (loss)...................................     60,882      51,867      744,247     328,257
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (208,031)    152,181   (1,506,333)    224,029
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (162,038)    197,863     (787,199)    555,647
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    302,633     475,866    4,158,168     811,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     60,917      82,679    1,873,861     (49,267)
 Redemptions for contract benefits and terminations.........    (46,657)    (90,190)    (356,297)    (69,189)
 Contract maintenance charges...............................        (27)         (9)        (199)        (52)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    316,866     468,346    5,675,533     693,242
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          6          20          133          --
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    154,834     666,229    4,888,467   1,248,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,154,942     488,713    4,193,875   2,944,986
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,309,776  $1,154,942  $ 9,082,342  $4,193,875
                                                             ==========  ==========  ===========  ==========

                                                               AB VPS INTERNATIONAL
                                                                GROWTH PORTFOLIO**
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (90,442) $  (40,963)
 Net realized gain (loss)...................................     356,989     326,750
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,004,128)  2,123,542
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,737,581)  2,409,329
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     413,611     329,981
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (294,180)    345,562
 Redemptions for contract benefits and terminations.........    (885,487)   (792,839)
 Contract maintenance charges...............................      (1,361)     (1,493)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (767,417)   (118,789)
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,504,998)  2,290,540
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,644,770   7,354,230
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,139,772  $9,644,770
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                               AB VPS REAL ESTATE        AB VPS SMALL/MID
                                                             INVESTMENT PORTFOLIO**   CAP VALUE PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   31,481  $   21,768  $   (40,586) $  (30,760)
 Net realized gain (loss)...................................    136,629     281,435      508,128     205,641
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (481,598)    (48,288)  (1,264,321)    230,333
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (313,488)    254,915     (796,779)    405,214
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    873,160   1,019,264    1,468,094     854,029
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (263,445)    169,249       91,918      62,711
 Redemptions for contract benefits and terminations.........   (212,236)   (201,911)    (530,283)   (146,846)
 Contract maintenance charges...............................       (285)        (35)        (391)        (86)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    397,194     986,567    1,029,338     769,808
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         14          31           13          28
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     83,720   1,241,513      232,572   1,175,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,563,139   4,321,626    4,026,776   2,851,726
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,646,859  $5,563,139  $ 4,259,348  $4,026,776
                                                             ==========  ==========  ===========  ==========

                                                                     ALL ASSET
                                                                      GROWTH-
                                                                ALT 20*(D)(E)(F)(G)
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   180,183  $   164,842
 Net realized gain (loss)...................................   1,730,897    1,068,096
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (5,683,919)   3,285,278
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (3,772,839)   4,518,216
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,536,289    1,606,421
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,080,259)  22,623,943
 Redemptions for contract benefits and terminations.........  (2,821,105)  (3,007,504)
 Contract maintenance charges...............................      (9,082)      (7,665)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,374,157)  21,215,195
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         (44)     (43,089)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,147,040)  25,690,322
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,049,023   18,358,701
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,901,983  $44,049,023
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(g)All Asset Growth-Alt 20 replaced CharterSM Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP
                                                             PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND
                                                             ----------------------   ------------------------
                                                                2018         2017        2018         2017
                                                             ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  183,236   $   47,598  $  129,191   $   89,970
 Net realized gain (loss)...................................    170,575       56,701     (26,620)      (9,748)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (951,854)     337,207    (384,856)      59,496
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (598,043)     441,506    (282,285)     139,718
                                                             ----------   ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,009,531      932,632   1,499,975    1,982,297
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    273,963      448,915     726,278      302,116
 Redemptions for contract benefits and terminations.........   (143,301)    (105,514)   (366,292)    (413,139)
 Contract maintenance charges...............................       (205)         (54)       (316)         (83)
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,139,988    1,275,979   1,859,645    1,871,191
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --          65           47
                                                             ----------   ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    541,945    1,717,485   1,577,425    2,010,956
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,301,155    1,583,670   6,328,352    4,317,396
                                                             ----------   ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,843,100   $3,301,155  $7,905,777   $6,328,352
                                                             ==========   ==========  ==========   ==========

                                                             AMERICAN CENTURY VP LARGE
                                                                  COMPANY VALUE
                                                             ------------------------
                                                                2018         2017
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    2,075   $    2,672
 Net realized gain (loss)...................................    203,572      204,835
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (382,829)       5,843
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (177,182)     213,350
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     58,747       48,540
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (225,039)     (70,053)
 Redemptions for contract benefits and terminations.........   (351,949)    (180,305)
 Contract maintenance charges...............................       (286)        (337)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (518,527)    (202,155)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (695,709)      11,195
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,377,155    2,365,960
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,681,446   $2,377,155
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                                                     FUND/SM/            SERIES(R) BOND FUND/SM/
                                                             ------------------------   ------------------------
                                                                 2018          2017         2018         2017
                                                             -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   314,593   $   182,632  $   257,435  $   204,495
 Net realized gain (loss)...................................   3,409,940     1,705,278     (402,308)     387,140
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (8,269,025)    2,881,854     (836,947)     120,400
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,544,492)    4,769,764     (981,820)     712,035
                                                             -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  24,017,620    16,893,357    2,247,463    4,060,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,588,651     3,886,519   (4,398,144)  (1,470,490)
 Redemptions for contract benefits and terminations.........  (3,911,118)   (1,620,274)  (2,989,167)  (2,352,385)
 Contract maintenance charges...............................        (835)         (384)      (4,232)      (4,237)
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  23,694,318    19,159,218   (5,144,080)     232,963
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         772           602           --           --
                                                             -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  19,150,598    23,929,584   (6,125,900)     944,998
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  50,964,631    27,035,047   40,933,036   39,988,038
                                                             -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $70,115,229   $50,964,631  $34,807,136  $40,933,036
                                                             ===========   ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) GLOBAL GROWTH
                                                                     FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (62,372) $  (25,337)
 Net realized gain (loss)...................................   1,115,121     174,429
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,518,363)  1,201,146
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,465,614)  1,350,238
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,555,861   1,415,249
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,225,234   1,322,935
 Redemptions for contract benefits and terminations.........    (304,517)   (175,278)
 Contract maintenance charges...............................        (286)       (113)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,476,292   2,562,793
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         331         108
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,011,009   3,913,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,918,058   4,004,919
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,929,067  $7,918,058
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                             AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                              SERIES(R) GLOBAL SMALL    SERIES(R) GROWTH-INCOME
                                                              CAPITALIZATION FUND/SM/          FUND/SM/
                                                             ------------------------  ------------------------
                                                                 2018         2017         2018         2017
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (243,078) $  (140,137) $    58,115  $    31,934
 Net realized gain (loss)...................................     652,686     (278,792)   1,090,658      520,375
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,737,082)   3,468,868   (2,215,869)   1,117,542
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,327,474)   3,049,939   (1,067,096)   1,669,851
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,099,600    1,407,694    8,401,754    3,685,751
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,488,597      600,917      662,548      887,673
 Redemptions for contract benefits and terminations.........  (1,070,161)    (619,627)    (811,858)    (323,295)
 Contract maintenance charges...............................      (1,977)      (1,902)        (363)         (95)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,516,059    1,387,082    8,252,081    4,250,034
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          330           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     188,585    4,437,021    7,185,315    5,919,885
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,675,098   12,238,077   11,955,139    6,035,254
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,863,683  $16,675,098  $19,140,454  $11,955,139
                                                             ===========  ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) INTERNATIONAL
                                                                    GROWTH AND
                                                                 INCOME FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    73,174  $   51,218
 Net realized gain (loss)...................................      30,131       2,189
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,023,541)    831,397
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (920,236)    884,804
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,077,252   1,247,382
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     348,955     346,012
 Redemptions for contract benefits and terminations.........    (197,245)   (139,033)
 Contract maintenance charges...............................        (294)        (37)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,228,668   1,454,324
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          66          49
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,308,498   2,339,177
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   5,568,023   3,228,846
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,876,521  $5,568,023
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) MANAGED RISK ASSET  AMERICAN FUNDS INSURANCE
                                                               ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                                             ---------------------------  -------------------------
                                                                 2018          2017           2018           2017
                                                              -----------    ----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    (6,874)   $  (44,772)   $   (360,073)  $  (237,390)
 Net realized gain (loss)...................................     422,835       138,248       1,886,848        66,046
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (849,664)      734,597     (10,663,729)   10,717,773
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (433,703)      828,073      (9,136,954)   10,546,429
                                                              -----------    ----------   ------------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     123,978       144,174       7,113,352     5,909,539
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (355,128)    1,724,735       3,309,981     3,058,928
 Redemptions for contract benefits and terminations.........    (495,488)     (865,561)     (3,157,004)   (2,373,111)
 Contract maintenance charges...............................        (626)         (668)         (4,931)       (4,402)
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (727,264)    1,002,680       7,261,398     6,590,954
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --             133            --
                                                              -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,160,967)    1,830,753      (1,875,423)   17,137,383
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,605,785     5,775,032      53,367,244    36,229,861
                                                              -----------    ----------   ------------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,444,818    $7,605,785    $ 51,491,821   $53,367,244
                                                              ===========    ==========   ============   ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             -------------------------
                                                                 2018          2017
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (411,615) $  (546,999)
 Net realized gain (loss)...................................    9,725,856   10,854,726
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (18,173,492)    (265,277)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (8,859,251)  10,042,450
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      606,012    1,480,656
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (2,327,234)  (2,859,908)
 Redemptions for contract benefits and terminations.........   (8,492,533)  (6,199,294)
 Contract maintenance charges...............................   (1,243,743)  (1,266,857)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,457,498)  (8,845,403)
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,316,749)   1,197,047
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   79,230,636   78,033,589
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 58,913,887  $79,230,636
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              AXA 2000 MANAGED
                                                             AXA 500 MANAGED VOLATILITY*        VOLATILITY*
                                                             --------------------------  -------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (711,181) $   (646,205) $   (534,696) $  (575,992)
 Net realized gain (loss)...................................   19,141,427    18,432,757     9,777,517    9,451,010
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (28,666,752)   13,381,317   (17,727,924)     152,276
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (10,236,506)   31,167,869    (8,485,103)   9,027,294
                                                             ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,531,017     3,710,886       488,998    2,224,338
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (6,890,552)  (10,748,397)      305,166   (3,633,763)
 Redemptions for contract benefits and terminations.........  (21,640,030)  (16,922,951)   (8,701,760)  (6,637,689)
 Contract maintenance charges...............................   (2,718,931)   (2,762,033)   (1,238,426)  (1,206,519)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (29,718,496)  (26,722,495)   (9,146,022)  (9,253,633)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................            9            --            --           --
                                                             ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (39,954,993)    4,445,374   (17,631,125)    (226,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  179,843,146   175,397,772    77,738,267   77,964,606
                                                             ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $139,888,153  $179,843,146  $ 60,107,142  $77,738,267
                                                             ============  ============  ============  ===========

                                                                  AXA AGGRESSIVE
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    77,008  $    52,656
 Net realized gain (loss)...................................   2,116,205    1,256,370
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,998,411)   2,504,038
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,805,198)   3,813,064
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,991,599    3,563,425
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     798,414     (205,956)
 Redemptions for contract benefits and terminations.........  (1,755,770)  (1,347,683)
 Contract maintenance charges...............................      (4,468)      (4,775)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,029,775    2,005,011
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          (9)          --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,775,432)   5,818,075
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,778,663   20,960,588
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $25,003,231  $26,778,663
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA AGGRESSIVE STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (7,027,311) $    9,528,993
 Net realized gain (loss).......................................................    107,644,131      49,302,057
 Net change in unrealized appreciation (depreciation) of investments............   (424,381,872)    355,992,324
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (323,765,052)    414,823,374
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    394,857,257     374,708,676
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      8,037,545     232,067,093
 Redemptions for contract benefits and terminations.............................   (165,261,718)   (104,925,791)
 Contract maintenance charges...................................................    (57,316,513)    (47,934,581)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    180,316,571     453,915,397
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          4,881          16,463
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (143,443,600)    868,755,234
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,578,153,408   2,709,398,174
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,434,709,808  $3,578,153,408
                                                                                 ==============  ==============

                                                                                     AXA BALANCED STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (6,558,095) $   (3,187,434)
 Net realized gain (loss).......................................................    113,272,157      63,301,204
 Net change in unrealized appreciation (depreciation) of investments............   (270,113,644)    173,147,275
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (163,399,582)    233,261,045
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    155,419,409     167,043,730
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (122,650,572)     42,667,520
 Redemptions for contract benefits and terminations.............................   (176,145,637)   (153,848,743)
 Contract maintenance charges...................................................    (48,717,822)    (46,958,041)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (192,094,622)      8,904,466
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            (70)            582
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (355,494,274)    242,166,093
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,033,569,789   2,791,403,696
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,678,075,515  $3,033,569,789
                                                                                 ==============  ==============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (3,261,547) $   (2,366,862)
 Net realized gain (loss).......................................................     51,740,270      29,388,776
 Net change in unrealized appreciation (depreciation) of investments............   (109,365,997)     58,400,077
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................    (60,887,274)     85,421,991
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     82,393,180      85,831,516
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (109,051,923)      5,229,912
 Redemptions for contract benefits and terminations.............................    (89,871,139)    (77,674,528)
 Contract maintenance charges...................................................    (21,751,992)    (21,644,045)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (138,281,874)     (8,257,145)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (241)            254
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (199,169,389)     77,165,100
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  1,397,488,933   1,320,323,833
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,198,319,544  $1,397,488,933
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       AXA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 ----------------------------
                                                                                      2018           2017
                                                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (1,709,505) $  (3,125,967)
 Net realized gain (loss).......................................................    17,444,249     15,332,808
 Net change in unrealized appreciation (depreciation) of investments............   (33,721,813)     8,796,574
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from operations................   (17,987,069)    21,003,415
                                                                                 -------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    33,374,528     36,912,006
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (60,019,316)   (57,012,525)
 Redemptions for contract benefits and terminations.............................   (72,056,557)   (70,104,386)
 Contract maintenance charges...................................................   (11,603,588)   (12,773,666)
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (110,304,933)  (102,978,571)
                                                                                 -------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            15          6,091
                                                                                 -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (128,291,987)   (81,969,065)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   710,755,411    792,724,476
                                                                                 -------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 582,463,424  $ 710,755,411
                                                                                 =============  =============

                                                                                     AXA GLOBAL EQUITY
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (75,690) $   (60,931)
 Net realized gain (loss).......................................................   2,196,070      737,638
 Net change in unrealized appreciation (depreciation) of investments............  (4,185,609)   2,880,963
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,065,229)   3,557,670
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     297,072      873,013
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,369,343)    (494,476)
 Redemptions for contract benefits and terminations.............................  (1,324,116)  (1,095,197)
 Contract maintenance charges...................................................    (208,931)    (195,197)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,605,318)    (911,857)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,670,547)   2,645,813
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,569,331   14,923,518
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $12,898,784  $17,569,331
                                                                                 ===========  ===========

                                                                                      AXA GROWTH STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (9,274,158) $    5,990,767
 Net realized gain (loss).......................................................    144,892,610      73,428,195
 Net change in unrealized appreciation (depreciation) of investments............   (468,044,895)    378,210,484
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (332,426,443)    457,629,446
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    308,224,849     335,304,446
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (40,138,080)    159,327,526
 Redemptions for contract benefits and terminations.............................   (208,281,761)   (146,155,818)
 Contract maintenance charges...................................................    (70,105,413)    (62,456,343)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (10,300,405)    286,019,811
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (731)          9,837
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (342,727,579)    743,659,094
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,359,903,805   3,616,244,711
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,017,176,226  $4,359,903,805
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA INTERNATIONAL CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    32,467  $    27,903
 Net realized gain (loss).......................................................     431,786      179,763
 Net change in unrealized appreciation (depreciation) of investments............  (2,665,299)   2,575,344
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,201,046)   2,783,010
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     539,559      711,464
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (195,287)    (427,264)
 Redemptions for contract benefits and terminations.............................    (914,065)    (913,533)
 Contract maintenance charges...................................................    (163,826)    (156,448)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (733,619)    (785,781)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,934,665)   1,997,229
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,703,877   11,706,648
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,769,212  $13,703,877
                                                                                 ===========  ===========

                                                                                      AXA INTERNATIONAL
                                                                                     MANAGED VOLATILITY*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    331,549  $    571,888
 Net realized gain (loss).......................................................    3,475,210     3,601,844
 Net change in unrealized appreciation (depreciation) of investments............  (20,247,061)   18,772,861
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,440,302)   22,946,593
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      442,333     1,068,149
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    4,680,719    (9,012,553)
 Redemptions for contract benefits and terminations.............................  (13,171,147)   (9,623,006)
 Contract maintenance charges...................................................   (1,779,642)   (1,801,820)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (9,827,737)  (19,369,230)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (26,268,039)    3,577,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  113,325,884   109,748,521
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 87,057,845  $113,325,884
                                                                                 ============  ============

                                                                                 AXA INTERNATIONAL VALUE
                                                                                   MANAGED VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $     5,185  $   14,997
 Net realized gain (loss).......................................................     121,085      65,050
 Net change in unrealized appreciation (depreciation) of investments............    (658,383)    570,087
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (532,113)    650,134
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      38,836      40,196
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (107,712)     50,511
 Redemptions for contract benefits and terminations.............................    (459,359)   (415,022)
 Contract maintenance charges...................................................        (419)       (504)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (528,654)   (324,819)
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,060,767)    325,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   3,440,216   3,114,901
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 2,379,449  $3,440,216
                                                                                 ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    AXA LARGE CAP CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (54,638) $   (49,637)
 Net realized gain (loss).......................................................   1,302,053    1,231,476
 Net change in unrealized appreciation (depreciation) of investments............  (1,902,216)     678,442
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (654,801)   1,860,281
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      76,444      669,923
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,227,439)    (236,054)
 Redemptions for contract benefits and terminations.............................    (629,032)    (592,680)
 Contract maintenance charges...................................................    (211,173)    (202,630)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,991,200)    (361,441)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,646,001)   1,498,840
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,843,225    9,344,385
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,197,224  $10,843,225
                                                                                 ===========  ===========

                                                                                   AXA LARGE CAP GROWTH
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (255,267) $  (239,891)
 Net realized gain (loss).......................................................   3,997,027    3,478,525
 Net change in unrealized appreciation (depreciation) of investments............  (4,574,908)   2,583,874
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (833,148)   5,822,508
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     155,933      565,694
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,605,707)    (697,345)
 Redemptions for contract benefits and terminations.............................  (2,120,524)  (1,681,990)
 Contract maintenance charges...................................................    (419,419)    (389,237)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (3,989,717)  (2,202,878)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,822,865)   3,619,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,826,991   22,207,361
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $21,004,126  $25,826,991
                                                                                 ===========  ===========

                                                                                    AXA LARGE CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   234,920  $    20,268
 Net realized gain (loss).......................................................   2,729,322    1,217,458
 Net change in unrealized appreciation (depreciation) of investments............  (5,567,383)   1,598,553
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,603,141)   2,836,279
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     975,875    1,184,403
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,499,269)    (105,252)
 Redemptions for contract benefits and terminations.............................  (1,957,463)  (1,959,708)
 Contract maintenance charges...................................................    (267,117)    (284,667)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,747,974)  (1,165,224)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (5,351,115)   1,671,055
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,570,826   23,899,771
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $20,219,711  $25,570,826
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MID CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (44,738) $   (69,738)
 Net realized gain (loss).......................................................   1,932,322    1,913,434
 Net change in unrealized appreciation (depreciation) of investments............  (4,319,721)     (29,605)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,432,137)   1,814,091
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     599,019    1,133,084
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,061,279)      26,582
 Redemptions for contract benefits and terminations.............................  (1,014,420)  (1,276,039)
 Contract maintenance charges...................................................    (254,919)    (264,993)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,731,599)    (381,366)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,163,736)   1,432,725
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,469,571   17,036,846
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,305,835  $18,469,571
                                                                                 ===========  ===========

                                                                                  AXA MODERATE ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    483,274  $    (66,541)
 Net realized gain (loss).......................................................    6,849,622     5,357,645
 Net change in unrealized appreciation (depreciation) of investments............  (16,917,343)    7,348,448
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (9,584,447)   12,639,552
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   28,476,268    20,082,267
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (777,044)   (3,572,138)
 Redemptions for contract benefits and terminations.............................  (13,100,316)  (10,559,973)
 Contract maintenance charges...................................................      (29,315)      (28,752)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   14,569,593     5,921,404
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       21,929       (21,889)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    5,007,075    18,539,067
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  147,670,167   129,131,100
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $152,677,242  $147,670,167
                                                                                 ============  ============

                                                                                       AXA MODERATE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (15,120,358) $     (494,154)
 Net realized gain (loss).......................................................    269,707,254     157,077,925
 Net change in unrealized appreciation (depreciation) of investments............   (658,154,684)    445,849,836
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (403,567,788)    602,433,607
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    284,475,838     293,986,018
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (125,491,546)    108,984,115
 Redemptions for contract benefits and terminations.............................   (423,271,844)   (333,922,139)
 Contract maintenance charges...................................................   (101,761,380)    (97,733,119)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (366,048,932)    (28,685,125)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................             27          (3,503)
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (769,616,693)    573,744,979
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  6,460,091,861   5,886,346,882
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $5,690,475,168  $6,460,091,861
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MODERATE-PLUS
                                                                                        ALLOCATION*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   228,323  $    63,644
 Net realized gain (loss).......................................................   3,990,548    2,973,362
 Net change in unrealized appreciation (depreciation) of investments............  (9,192,132)   3,698,784
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,973,261)   6,735,790
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,861,447    8,659,879
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     251,677   (1,327,149)
 Redemptions for contract benefits and terminations.............................  (5,078,453)  (6,248,827)
 Contract maintenance charges...................................................     (10,248)     (10,671)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   4,024,423    1,073,232
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (948,838)   7,809,022
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  57,974,943   50,165,921
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $57,026,105  $57,974,943
                                                                                 ===========  ===========

                                                                                     AXA ULTRA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 -----------------------------
                                                                                      2018            2017
                                                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    3,347,262  $  (1,484,451)
 Net realized gain (loss).......................................................       (704,940)   (10,298,365)
 Net change in unrealized appreciation (depreciation) of investments............     (1,960,856)    13,008,359
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from operations................        681,466      1,225,543
                                                                                 --------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................          1,023       (935,180)
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    981,239,448    (93,399,086)
 Redemptions for contract benefits and terminations.............................    (28,417,191)   (12,408,700)
 Contract maintenance charges...................................................     (5,153,251)    (2,569,218)
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    947,670,029   (109,312,184)
                                                                                 --------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         26,890            (25)
                                                                                 --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    948,378,385   (108,086,666)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................    131,243,681    239,330,347
                                                                                 --------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,079,622,066  $ 131,243,681
                                                                                 ==============  =============

                                                                                    AXA/AB DYNAMIC
                                                                                 AGGRESSIVE GROWTH*(H)
                                                                                 ---------------------
                                                                                         2018
                                                                                 ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................      $   415,606
 Net realized gain (loss).......................................................           (8,417)
 Net change in unrealized appreciation (depreciation) of investments............       (7,638,567)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from operations................       (7,231,378)
                                                                                      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................       82,305,930
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................        7,882,724
 Redemptions for contract benefits and terminations.............................         (304,767)
 Contract maintenance charges...................................................           (1,790)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................       89,882,097
                                                                                      -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            3,084
                                                                                      -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................       82,653,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --
                                                                                      -----------

NET ASSETS -- END OF YEAR OR PERIOD.............................................      $82,653,803
                                                                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                   AXA/AB DYNAMIC GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,878,529) $ (1,164,629)
 Net realized gain (loss).......................................................    5,672,122     8,111,805
 Net change in unrealized appreciation (depreciation) of investments............  (56,803,490)   45,376,744
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (53,009,897)   52,323,920
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  123,625,503   123,900,952
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   21,613,795    33,854,488
 Redemptions for contract benefits and terminations.............................  (15,985,224)   (8,874,424)
 Contract maintenance charges...................................................   (8,405,834)   (5,661,556)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  120,848,240   143,219,460
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        2,203         7,333
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   67,840,546   195,550,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  534,452,239   338,901,526
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $602,292,785  $534,452,239
                                                                                 ============  ============

                                                                                     AXA/AB DYNAMIC MODERATE
                                                                                             GROWTH*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (8,020,196) $   (5,605,336)
 Net realized gain (loss).......................................................     73,355,395      70,920,099
 Net change in unrealized appreciation (depreciation) of investments............   (257,738,267)    217,239,638
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (192,403,068)    282,554,401
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    147,748,168     146,824,054
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (178,884,822)      3,324,647
 Redemptions for contract benefits and terminations.............................   (156,551,989)   (122,447,065)
 Contract maintenance charges...................................................    (44,563,951)    (43,351,674)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (232,252,594)    (15,650,038)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (743)            512
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (424,656,405)    266,904,875
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,775,305,725   2,508,400,850
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,350,649,320  $2,775,305,725
                                                                                 ==============  ==============

                                                                                  AXA/AB SHORT DURATION
                                                                                    GOVERNMENT BOND*
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    9,258  $  (12,445)
 Net realized gain (loss).......................................................     (1,851)       (744)
 Net change in unrealized appreciation (depreciation) of investments............     (6,905)     (4,801)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................        502     (17,990)
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    818,300     348,857
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    498,115     182,572
 Redemptions for contract benefits and terminations.............................   (190,051)   (130,454)
 Contract maintenance charges...................................................       (150)        (33)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,126,214     400,942
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         35          11
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,126,751     382,963
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,044,993   1,662,030
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,171,744  $2,044,993
                                                                                 ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      AXA/AB SMALL CAP
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (995,851) $  (773,026)
 Net realized gain (loss).......................................................   12,664,311    5,908,599
 Net change in unrealized appreciation (depreciation) of investments............  (18,540,325)   7,482,724
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (6,871,865)  12,618,297
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    7,428,557    4,459,833
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (3,745,794)   2,178,651
 Redemptions for contract benefits and terminations.............................   (5,074,977)  (3,178,002)
 Contract maintenance charges...................................................     (320,391)    (315,453)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (1,712,605)   3,145,029
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          (64)          64
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (8,584,534)  15,763,390
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   74,110,971   58,347,581
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 65,526,437  $74,110,971
                                                                                 ============  ===========

                                                                                    AXA/CLEARBRIDGE LARGE
                                                                                         CAP GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,033,616) $ (1,070,478)
 Net realized gain (loss).......................................................    6,884,149     9,253,856
 Net change in unrealized appreciation (depreciation) of investments............   (6,408,015)    8,604,129
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................     (557,482)   16,787,507
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    2,649,373     1,618,834
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (6,230,755)   (6,024,339)
 Redemptions for contract benefits and terminations.............................   (6,493,376)   (5,679,526)
 Contract maintenance charges...................................................     (283,012)     (294,573)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (10,357,770)  (10,379,604)
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (10,915,252)    6,407,903
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   82,107,910    75,700,007
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 71,192,658  $ 82,107,910
                                                                                 ============  ============

                                                                                   AXA/FRANKLIN BALANCED
                                                                                    MANAGED VOLATILITY*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    290,150  $   105,488
 Net realized gain (loss).......................................................     (398,298)     236,861
 Net change in unrealized appreciation (depreciation) of investments............   (1,255,756)     447,366
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (1,363,904)     789,715
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      469,591      287,801
 Transfers between Variable Investment Options including guaranteed interest account, net.................................................................  (10,856,507)  11,787,669
 Redemptions for contract benefits and terminations.............................     (928,619)    (668,900)
 Contract maintenance charges...................................................      (88,402)     (91,140)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (11,403,937)  11,315,430
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (7)         277
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (12,767,848)  12,105,422
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   21,715,694    9,610,272
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $  8,947,846  $21,715,694
                                                                                 ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA/FRANKLIN SMALL CAP
                                                                                       VALUE MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (94,697) $  (106,811)
 Net realized gain (loss).......................................................   1,877,629    1,810,950
 Net change in unrealized appreciation (depreciation) of investments............  (3,162,923)    (577,534)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,379,991)   1,126,605
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     350,881      461,861
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (988,634)     147,049
 Redemptions for contract benefits and terminations.............................  (1,133,764)  (1,072,175)
 Contract maintenance charges...................................................    (152,180)    (164,618)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,923,697)    (627,883)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,303,688)     498,722
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  12,019,957   11,521,235
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,716,269  $12,019,957
                                                                                 ===========  ===========

                                                                                  AXA/FRANKLIN TEMPLETON
                                                                                    ALLOCATION MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,956  $    27,060
 Net realized gain (loss).......................................................   2,871,765      711,477
 Net change in unrealized appreciation (depreciation) of investments............  (4,114,327)     893,769
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,160,606)   1,632,306
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     315,396      162,811
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (442,944)     309,808
 Redemptions for contract benefits and terminations.............................  (1,707,702)  (1,845,829)
 Contract maintenance charges...................................................    (104,060)    (100,367)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (1,939,310)  (1,473,577)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,099,916)     158,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,203,666   13,044,937
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,103,750  $13,203,666
                                                                                 ===========  ===========

                                                                                      AXA/GOLDMAN SACHS
                                                                                    STRATEGIC ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,888,359) $ (3,087,969)
 Net realized gain (loss).......................................................      886,357    25,903,094
 Net change in unrealized appreciation (depreciation) of investments............  (32,284,958)    8,686,996
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (33,286,960)   31,502,121
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   90,545,936    96,210,785
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   14,582,929    48,439,347
 Redemptions for contract benefits and terminations.............................  (13,624,781)   (9,826,498)
 Contract maintenance charges...................................................   (6,987,352)   (4,953,803)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   84,516,732   129,869,831
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        1,056         6,722
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   51,230,828   161,378,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  453,328,511   291,949,837
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $504,559,339  $453,328,511
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA/INVESCO STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,305,979) $ (2,050,367)
 Net realized gain (loss).......................................................    1,491,950     7,907,250
 Net change in unrealized appreciation (depreciation) of investments............  (16,775,742)    9,389,435
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,589,771)   15,246,318
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   42,690,042    51,630,777
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    7,183,040    12,397,749
 Redemptions for contract benefits and terminations.............................   (9,076,986)   (5,939,807)
 Contract maintenance charges...................................................   (3,699,368)   (2,696,277)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   37,096,728    55,392,442
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (823)        3,950
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   20,506,134    70,642,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  231,467,245   160,824,535
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $251,973,379  $231,467,245
                                                                                 ============  ============

                                                                                                            AXA/JPMORGAN
                                                                                                             STRATEGIC
                                                                                   AXA/JANUS ENTERPRISE*   ALLOCATION*(H)
                                                                                 ------------------------  --------------
                                                                                     2018         2017          2018
                                                                                 -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (803,064) $  (698,996)  $   (25,965)
 Net realized gain (loss).......................................................   3,623,989    5,156,202        82,008
 Net change in unrealized appreciation (depreciation) of investments............  (4,575,434)   6,864,408    (4,034,747)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................  (1,754,509)  11,321,614    (3,978,704)
                                                                                 -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   3,841,993    3,091,802    65,110,131
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     732,787   (1,131,642)    8,060,939
 Redemptions for contract benefits and terminations.............................  (4,534,609)  (3,179,160)      (84,980)
 Contract maintenance charges...................................................    (257,638)    (254,644)         (186)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (217,467)  (1,473,644)   73,085,904
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --         2,510
                                                                                 -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,971,976)   9,847,970    69,109,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  53,768,476   43,920,506            --
                                                                                 -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $51,796,500  $53,768,476   $69,109,710
                                                                                 ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                  AXA/LEGG MASON STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    144,557  $   (230,486)
 Net realized gain (loss).......................................................      488,611       219,225
 Net change in unrealized appreciation (depreciation) of investments............  (12,789,471)    7,164,057
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (12,156,303)    7,152,796
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   45,750,791    50,286,285
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   13,276,245    15,805,492
 Redemptions for contract benefits and terminations.............................   (3,788,551)   (2,014,954)
 Contract maintenance charges...................................................   (1,928,548)     (917,346)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   53,309,937    63,159,477
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (186)        4,395
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   41,153,448    70,316,668
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  121,791,461    51,474,793
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $162,944,909  $121,791,461
                                                                                 ============  ============

                                                                                     AXA/LOOMIS SAYLES
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,003,200) $  (650,534)
 Net realized gain (loss).......................................................   11,397,483    2,893,503
 Net change in unrealized appreciation (depreciation) of investments............  (14,193,255)  12,984,958
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (3,798,972)  15,227,927
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,631,002   11,055,337
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    1,961,940    7,055,626
 Redemptions for contract benefits and terminations.............................   (4,564,518)  (2,999,830)
 Contract maintenance charges...................................................     (114,737)    (102,850)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    7,913,687   15,008,283
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --           --
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    4,114,715   30,236,210
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   70,761,225   40,525,015
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 74,875,940  $70,761,225
                                                                                 ============  ===========

                                                                                   AXA/TEMPLETON GLOBAL
                                                                                      EQUITY MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   222,557  $   (16,477)
 Net realized gain (loss).......................................................   2,417,001      717,905
 Net change in unrealized appreciation (depreciation) of investments............  (5,002,050)   2,478,391
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,362,492)   3,179,819
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     541,905      771,882
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,240,695)    (536,579)
 Redemptions for contract benefits and terminations.............................  (1,243,189)  (1,544,753)
 Contract maintenance charges...................................................    (299,048)    (296,317)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,241,027)  (1,605,767)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,603,519)   1,574,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,663,863   17,089,811
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,060,344  $18,663,863
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        BLACKROCK GLOBAL          BLACKROCK LARGE CAP     CHARTER/SM/ AGGRESSIVE
                                                      ALLOCATION V.I. FUND      FOCUS GROWTH V.I. FUND           GROWTH*
                                                   --------------------------  ------------------------  -----------------------
                                                       2018          2017          2018         2017         2018        2017
                                                   ------------  ------------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (608,170) $    (57,930) $  (785,447) $  (544,090) $    16,116  $    5,213
 Net realized gain (loss).........................    5,397,833       920,815    6,967,811    7,547,105      313,646     170,567
 Net change in unrealized appreciation
   (depreciation) of investments..................  (15,128,981)   11,995,405   (7,690,087)   2,272,152   (1,116,331)    655,527
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (10,339,318)   12,858,290   (1,507,723)   9,275,167     (786,569)    831,307
                                                   ------------  ------------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,033,326    10,843,949    4,117,368    2,787,539    2,660,381     990,157
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (6,106,720)      (69,300)  15,359,085      516,639   (1,091,147)   (451,755)
 Redemptions for contract benefits and
   terminations...................................  (10,395,266)   (7,928,916)  (5,488,483)  (2,770,412)    (239,252)   (212,040)
 Contract maintenance charges.....................      (13,038)      (13,887)      (6,847)      (6,058)        (242)        (76)
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (6,481,698)    2,831,846   13,981,123      527,708    1,329,740     326,286
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......           10            --          769          461           11          --
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (16,821,006)   15,690,136   12,474,169    9,803,336      543,182   1,157,593
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  121,107,409   105,417,273   43,358,604   33,555,268    6,418,419   5,260,826
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,286,403  $121,107,409  $55,832,773  $43,358,604  $ 6,961,601  $6,418,419
                                                   ============  ============  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*    CHARTER/SM/ MODERATE*(I)
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   238,718  $   146,593  $    55,558  $    17,580  $   224,402  $   154,372
 Net realized gain (loss).........................     670,964      233,632      362,987      328,147      646,975      430,964
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,349,128)   1,531,144   (1,814,094)   1,225,506   (2,949,894)   2,007,827
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,439,446)   1,911,369   (1,395,549)   1,571,233   (2,078,517)   2,593,163
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,447,018    5,023,636    3,052,621    1,433,515    4,135,871    6,430,953
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,146,569)  (2,046,362)      26,754   (1,157,388)    (326,524)   3,212,095
 Redemptions for contract benefits and
   terminations...................................  (2,314,813)  (2,762,610)    (310,902)    (774,734)  (2,682,936)  (2,293,518)
 Contract maintenance charges.....................      (1,089)        (371)        (503)        (243)      (1,661)        (863)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,984,547      214,293    2,767,970     (498,850)   1,124,750    7,348,667
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          40           --           --           --           27      (49,325)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     545,141    2,125,662    1,372,421    1,072,383     (953,740)   9,892,505
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  31,054,247   28,928,585   13,482,458   12,410,075   33,504,031   23,611,526
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $31,599,388  $31,054,247  $14,854,879  $13,482,458  $32,550,291  $33,504,031
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR  CHARTER/SM/ SMALL CAP
                                                            GROWTH*                   BOND*                   GROWTH*
                                                   ------------------------  ----------------------   -----------------------
                                                       2018         2017        2018         2017         2018        2017
                                                   -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   157,217  $    40,779  $   10,247   $    2,721  $   236,450  $  111,629
 Net realized gain (loss).........................     890,058      433,218     (31,766)     (18,996)   1,697,980     629,616
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,225,113)   2,020,670     (13,855)      32,198   (2,584,164)  1,098,937
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,177,838)   2,494,667     (35,374)      15,923     (649,734)  1,840,182
                                                   -----------  -----------  ----------   ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,907,413    3,507,079      30,478       17,930      447,796     918,746
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (298,277)    (589,962)   (171,042)      64,485     (156,361)   (208,437)
 Redemptions for contract benefits and
   terminations...................................  (2,403,526)  (3,024,166)   (143,153)    (196,746)    (581,096)   (441,485)
 Contract maintenance charges.....................      (1,691)      (1,013)    (38,541)     (41,605)    (187,517)   (158,991)
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,203,919     (108,062)   (322,258)    (155,936)    (477,178)    109,833
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         189           --          --           --           --          --
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   4,026,270    2,386,605    (357,632)    (140,013)  (1,126,912)  1,950,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  24,243,713   21,857,108   1,798,697    1,938,710    9,947,390   7,997,375
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $28,269,983  $24,243,713  $1,441,065   $1,798,697  $ 8,820,478  $9,947,390
                                                   ===========  ===========  ==========   ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    CLEARBRIDGE VARIABLE
                                                          CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                                 VALUE*                   PORTFOLIO
                                                        ------------------------  ------------------------
                                                            2018         2017         2018         2017
                                                        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (76,641) $   (31,084) $  (518,846) $  (534,579)
 Net realized gain (loss)..............................   1,208,340    1,115,069    2,846,256    2,589,163
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,564,964)      51,939   (7,314,313)   4,584,164
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (2,433,265)   1,135,924   (4,986,903)   6,638,748
                                                        -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,015,346      828,991    4,102,816    5,234,621
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   4,062,630   (7,046,276)  (3,762,387)  (1,616,510)
 Redemptions for contract benefits and terminations....  (1,589,394)    (783,173)  (2,387,037)  (1,753,591)
 Contract maintenance charges..........................    (195,521)    (197,366)      (7,687)      (6,959)
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   3,293,061   (7,197,824)  (2,054,295)   1,857,561
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          --           --           --           --
                                                        -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     859,796   (6,061,900)  (7,041,198)   8,496,309
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  13,783,618   19,845,518   53,721,200   45,224,891
                                                        -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $14,643,414  $13,783,618  $46,680,002  $53,721,200
                                                        ===========  ===========  ===========  ===========

                                                          CLEARBRIDGE VARIABLE
                                                         APPRECIATION PORTFOLIO
                                                        ------------------------
                                                            2018         2017
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (22,385) $   (21,056)
 Net realized gain (loss)..............................     819,068      460,276
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,281,829)   1,267,049
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (485,146)   1,706,269
                                                        -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   2,427,138    3,288,386
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (276,221)    (170,168)
 Redemptions for contract benefits and terminations....    (725,572)    (272,385)
 Contract maintenance charges..........................      (2,091)      (1,799)
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,423,254    2,844,034
                                                        -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          53           --
                                                        -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     938,161    4,550,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  12,892,541    8,342,238
                                                        -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $13,830,702  $12,892,541
                                                        ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   CLEARBRIDGE VARIABLE
                                                                                     DIVIDEND STRATEGY
                                                                                         PORTFOLIO
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    43,893  $    37,360
 Net realized gain (loss).......................................................   2,802,243      375,172
 Net change in unrealized appreciation (depreciation) of investments............  (4,741,080)   3,793,999
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,894,944)   4,206,531
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   5,070,622    4,421,807
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (454,724)   1,055,255
 Redemptions for contract benefits and terminations.............................  (1,394,504)  (1,017,127)
 Contract maintenance charges...................................................      (3,054)      (2,634)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   3,218,340    4,457,301
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         421          149
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   1,323,817    8,663,981
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  30,208,268   21,544,287
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $31,532,085  $30,208,268
                                                                                 ===========  ===========

                                                                                  CLEARBRIDGE VARIABLE
                                                                                    MID CAP PORTFOLIO
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (56,559) $  (48,855)
 Net realized gain (loss).......................................................     92,498     260,223
 Net change in unrealized appreciation (depreciation) of investments............   (724,029)    227,108
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................   (688,090)    438,476
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    478,997     846,698
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (9,325)   (261,449)
 Redemptions for contract benefits and terminations.............................   (118,925)   (128,293)
 Contract maintenance charges...................................................       (849)       (790)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    349,898     456,166
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --          24
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (338,192)    894,666
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,608,665   3,713,999
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,270,473  $4,608,665
                                                                                 ==========  ==========

                                                                                 DELAWARE VIP(R) DIVERSIFIED
                                                                                       INCOME SERIES
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   309,691   $   165,810
 Net realized gain (loss).......................................................    (116,924)      (64,006)
 Net change in unrealized appreciation (depreciation) of investments............    (809,779)      420,363
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (617,012)      522,167
                                                                                 -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   2,458,099     3,064,914
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     103,566     1,384,931
 Redemptions for contract benefits and terminations.............................    (950,696)   (1,000,638)
 Contract maintenance charges...................................................        (555)         (175)
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   1,610,414     3,449,032
                                                                                 -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --            --
                                                                                 -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................     993,402     3,971,199
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,337,183    13,365,984
                                                                                 -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $18,330,585   $17,337,183
                                                                                 ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 DELAWARE VIP(R) EMERGING
                                                                                     MARKETS SERIES
                                                                                 ----------------------
                                                                                    2018         2017
                                                                                 ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   69,281   $  (17,885)
 Net realized gain (loss).......................................................     89,749      185,433
 Net change in unrealized appreciation (depreciation) of investments............   (947,582)     382,295
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from operations................   (788,552)     549,843
                                                                                 ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  1,485,169      831,396
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    610,371    1,178,308
 Redemptions for contract benefits and terminations.............................   (120,733)    (401,073)
 Contract maintenance charges...................................................        (75)         (54)
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,974,732    1,608,577
                                                                                 ----------   ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --           --
                                                                                 ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,186,180    2,158,420
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,192,538    1,034,118
                                                                                 ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,378,718   $3,192,538
                                                                                 ==========   ==========

                                                                                 DELAWARE VIP(R) LIMITED-TERM
                                                                                 DIVERSIFIED INCOME SERIES
                                                                                 ---------------------------
                                                                                     2018           2017
                                                                                  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   121,084    $    59,820
 Net realized gain (loss).......................................................     (45,050)       (10,529)
 Net change in unrealized appreciation (depreciation) of investments............    (187,009)        16,048
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (110,975)        65,339
                                                                                  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   1,486,113      1,766,737
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     533,927         39,794
 Redemptions for contract benefits and terminations.............................  (2,233,442)      (677,390)
 Contract maintenance charges...................................................        (361)           (89)
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (213,763)     1,129,052
                                                                                  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --             --
                                                                                  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (324,738)     1,194,391
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,220,735      9,026,344
                                                                                  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 9,895,997    $10,220,735
                                                                                  ===========   ===========

                                                                                 EATON VANCE VT FLOATING-
                                                                                     RATE INCOME FUND
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   921,575  $   492,456
 Net realized gain (loss).......................................................     176,995       12,387
 Net change in unrealized appreciation (depreciation) of investments............  (2,008,730)      (1,729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (910,160)     503,114
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  12,990,660    6,603,495
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   9,487,925    1,873,707
 Redemptions for contract benefits and terminations.............................  (3,668,393)  (1,119,260)
 Contract maintenance charges...................................................      (1,428)        (729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  18,808,764    7,357,213
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       5,827        6,488
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  17,904,431    7,866,815
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  28,322,051   20,455,236
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $46,226,482  $28,322,051
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/AMERICAN CENTURY      EQ/BLACKROCK BASIC
                                                                                 MID CAP VALUE*(C)(J)        VALUE EQUITY*
                                                                                 -------------------- --------------------------
                                                                                         2018             2018          2017
                                                                                 -------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................     $    389,731     $    319,639  $     43,109
 Net realized gain (loss).......................................................         (160,402)      18,705,911     4,529,470
 Net change in unrealized appreciation (depreciation) of investments............      (15,352,879)     (31,908,681)    4,628,496
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from operations................      (15,123,550)     (12,883,131)    9,201,075
                                                                                     ------------     ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................        2,237,710        8,895,041    10,436,743
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      139,751,023       (5,561,375)   (2,682,537)
 Redemptions for contract benefits and terminations.............................       (1,687,735)     (10,506,017)   (8,704,293)
 Contract maintenance charges...................................................           (2,965)         (18,957)      (19,394)
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................      140,298,033       (7,191,308)     (969,481)
                                                                                     ------------     ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      125,174,483      (20,074,439)    8,231,594
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --      147,621,004   139,389,410
                                                                                     ------------     ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.............................................     $125,174,483     $127,546,565  $147,621,004
                                                                                     ============     ============  ============

                                                                                    EQ/CAPITAL GUARDIAN
                                                                                         RESEARCH*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (180,897) $  (136,477)
 Net realized gain (loss).......................................................   3,476,895    2,504,568
 Net change in unrealized appreciation (depreciation) of investments............  (4,283,609)   1,620,192
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (987,611)   3,988,283
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     267,576    1,208,221
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,134,351)    (753,876)
 Redemptions for contract benefits and terminations.............................  (1,728,948)  (1,289,332)
 Contract maintenance charges...................................................    (110,265)     (97,567)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,705,988)    (932,554)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,693,599)   3,055,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  19,947,553   16,891,824
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $16,253,954  $19,947,553
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(j)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  EQ/CLEARBRIDGE SELECT
                                                                                      EQUITY MANAGED
                                                                                       VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,402  $  (20,205)
 Net realized gain (loss).......................................................   1,934,591     483,668
 Net change in unrealized appreciation (depreciation) of investments............  (2,452,889)     39,208
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (436,896)    502,671
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     930,459     150,004
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (141,480)   (452,958)
 Redemptions for contract benefits and terminations.............................    (222,838)   (171,375)
 Contract maintenance charges...................................................     (57,426)    (59,213)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................     508,715    (533,542)
                                                                                 -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --          --
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      71,819     (30,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   4,247,043   4,277,914
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 4,318,862  $4,247,043
                                                                                 ===========  ==========


                                                                                  EQ/COMMON STOCK INDEX*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    41,246  $    31,466
 Net realized gain (loss).......................................................   5,010,128    1,310,284
 Net change in unrealized appreciation (depreciation) of investments............  (9,481,433)   6,122,654
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,430,059)   7,464,404
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,746,207    8,922,609
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   3,192,766    2,901,916
 Redemptions for contract benefits and terminations.............................  (3,240,453)  (2,685,978)
 Contract maintenance charges...................................................      (8,469)      (6,625)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   8,690,051    9,131,922
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          50          517
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   4,260,042   16,596,843
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  51,309,913   34,713,070
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $55,569,955  $51,309,913
                                                                                 ===========  ===========


                                                                                     EQ/CORE BOND INDEX*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  1,231,746  $    501,479
 Net realized gain (loss).......................................................   (2,424,628)     (282,526)
 Net change in unrealized appreciation (depreciation) of investments............   (3,070,592)     (190,323)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (4,263,474)       28,630
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,564,454    12,565,522
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      581,439    24,741,175
 Redemptions for contract benefits and terminations.............................  (36,444,388)  (30,854,642)
 Contract maintenance charges...................................................   (4,734,545)   (4,909,546)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (30,033,040)    1,542,509
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (34,296,514)    1,571,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  333,710,958   332,139,819
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $299,414,444  $333,710,958
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                 EQ/FIDELITY
                                                          EQ/EMERGING MARKETS                                INSTITUTIONAL AM/SM/
                                                              EQUITY PLUS*          EQ/EQUITY 500 INDEX*      LARGE CAP*(C)(K)
                                                        -----------------------  --------------------------  -------------------
                                                            2018        2017         2018          2017             2018
                                                        -----------  ----------  ------------  ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $       844  $  (18,655) $    490,025  $    504,782     $    (59,224)
 Net realized gain (loss)..............................     454,667     465,046    17,760,946     9,649,529         (332,752)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,977,365)  1,099,471   (40,008,106)   36,363,982      (19,533,318)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,521,854)  1,545,862   (21,757,135)   46,518,293      (19,925,294)
                                                        -----------  ----------  ------------  ------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,497,811   1,127,533    38,818,721    43,021,263        1,718,406
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     483,631     938,554    15,123,642    25,368,423      171,640,616
 Redemptions for contract benefits and terminations....    (533,398)   (283,276)  (23,969,181)  (16,020,782)      (2,414,231)
 Contract maintenance charges..........................        (759)       (615)      (30,849)      (25,534)          (4,009)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,447,285   1,782,196    29,942,333    52,343,370      170,940,782
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          33          --            21            --               --
                                                        -----------  ----------  ------------  ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..................     (74,536)  3,328,058     8,185,219    98,861,663      151,015,488
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   7,516,053   4,187,995   309,432,937   210,571,274               --
                                                        -----------  ----------  ------------  ------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 7,441,517  $7,516,053  $317,618,156  $309,432,937     $151,015,488
                                                        ===========  ==========  ============  ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(k)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/FRANKLIN RISING EQ/FRANKLIN STRATEGIC
                                                         DIVIDENDS*(C)(L)      INCOME*(C)(M)       EQ/GLOBAL BOND PLUS*
                                                        ------------------ --------------------- ------------------------
                                                               2018                2018              2018         2017
                                                        ------------------ --------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................    $     9,037          $   235,601      $   (17,091) $  (139,383)
 Net realized gain (loss)..............................        (50,456)             (17,289)        (198,070)    (168,447)
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (5,968,855)          (1,106,647)         (87,070)     624,838
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     (6,010,274)            (888,335)        (302,231)     317,008
                                                           -----------          -----------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      1,900,673              530,452          129,619      193,098
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     80,660,883           57,929,770         (390,080)     (21,083)
 Redemptions for contract benefits and terminations....       (839,724)            (899,055)        (798,519)    (736,933)
 Contract maintenance charges..........................         (1,536)              (1,338)        (106,393)    (107,403)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     81,720,296           57,559,829       (1,165,373)    (672,321)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          3,079                   (7)              --           --
                                                           -----------          -----------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     75,713,101           56,671,487       (1,467,604)    (355,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............             --                   --        9,747,089   10,102,402
                                                           -----------          -----------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................    $75,713,101          $56,671,487      $ 8,279,485  $ 9,747,089
                                                           ===========          ===========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(l)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(m)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/GOLDMAN SACHS         EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                   MID CAP VALUE*(C)(N)      GOVERNMENT BOND*                INDEX*
                                                   -------------------- --------------------------  ------------------------
                                                           2018             2018          2017          2018         2017
                                                   -------------------- ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (17,996)     $   (226,410) $   (727,658) $   573,226  $   661,685
 Net realized gain (loss).........................         (27,423)         (776,744)      (47,713)     (96,814)  (2,162,995)
 Net change in unrealized appreciation
   (depreciation) of investments..................      (2,524,726)          144,983      (559,638)  (8,847,069)   9,430,028
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      (2,570,145)         (858,171)   (1,335,009)  (8,370,657)   7,928,718
                                                       -----------      ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         281,498         2,277,535     2,579,328    6,402,575    7,459,929
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      26,999,097         4,360,402     9,897,905    2,085,513    2,983,892
 Redemptions for contract benefits and
   terminations...................................        (514,206)      (15,947,115)  (12,245,657)  (6,564,213)  (2,571,119)
 Contract maintenance charges.....................            (796)       (1,849,860)   (1,857,906)      (4,295)      (3,762)
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      26,765,593       (11,159,038)   (1,626,330)   1,919,580    7,868,940
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......              --                (6)           --           17          281
                                                       -----------      ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............      24,195,448       (12,017,215)   (2,961,339)  (6,451,060)  15,797,939
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........              --       123,980,993   126,942,332   49,631,910   33,833,971
                                                       -----------      ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............     $24,195,448      $111,963,778  $123,980,993  $43,180,850  $49,631,910
                                                       ===========      ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                       EQ/INVESCO
                                                                                   EQ/INVESCO GLOBAL  INTERNATIONAL
                                                           EQ/INVESCO COMSTOCK*    REAL ESTATE*(C)(O) GROWTH*(C)(P)
                                                        -------------------------  ------------------ -------------
                                                            2018          2017            2018            2018
                                                        ------------  -----------  ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $    116,888  $  (232,994)    $   181,428      $   (27,941)
 Net realized gain (loss)..............................    4,487,922    1,473,168          30,053          (45,122)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (11,426,857)   4,588,103      (1,220,364)      (2,317,808)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (6,822,047)   5,828,277      (1,008,883)      (2,390,871)
                                                        ------------  -----------     -----------      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    4,896,504    1,837,310         543,407          510,579
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    7,442,705      (83,999)     68,146,377       44,581,766
 Redemptions for contract benefits and terminations....   (3,825,851)  (2,467,702)     (1,150,934)        (683,791)
 Contract maintenance charges..........................     (171,523)    (176,669)         (1,697)          (1,178)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    8,341,835     (891,060)     67,537,153       44,407,376
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................           --           --           1,943            1,254
                                                        ------------  -----------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS..................    1,519,788    4,937,217      66,530,213       42,017,759
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   41,313,716   36,376,499              --               --
                                                        ------------  -----------     -----------      -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 42,833,504  $41,313,716     $66,530,213      $42,017,759
                                                        ============  ===========     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/IVY MID CAP EQ/IVY SCIENCE AND
                                                        EQ/IVY ENERGY*(C)(Q) GROWTH*(C)(R)  TECHNOLOGY*(C)(S)
                                                        -------------------- -------------- ------------------
                                                                2018              2018             2018
                                                        -------------------- -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................     $    (46,221)     $  (169,673)     $   (235,131)
 Net realized gain (loss)..............................         (388,716)         (73,853)         (126,047)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (9,910,107)      (5,505,591)      (10,218,455)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................      (10,345,044)      (5,749,117)      (10,579,633)
                                                            ------------      -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          372,082          696,986         1,531,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       31,669,814       62,620,176        88,664,127
 Redemptions for contract benefits and terminations....         (398,769)        (716,299)         (980,226)
 Contract maintenance charges..........................             (673)          (1,878)           (1,888)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       31,642,454       62,598,985        89,213,107
                                                            ------------      -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................              438               --             2,157
                                                            ------------      -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       21,297,848       56,849,868        78,635,631
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --               --                --
                                                            ------------      -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................     $ 21,297,848      $56,849,868      $ 78,635,631
                                                            ============      ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(q)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(r)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(s)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       EQ/JPMORGAN VALUE        EQ/LARGE CAP GROWTH       EQ/LARGE CAP VALUE
                                                        OPPORTUNITIES*                INDEX*                    INDEX*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (99,293) $  (112,337) $  (494,535) $  (303,960) $   317,490  $   235,912
 Net realized gain (loss).........................   2,768,277    3,739,218    6,439,260    3,367,495    2,523,443    1,882,108
 Net change in unrealized appreciation
   (depreciation) of investments..................  (6,215,141)    (704,445)  (8,981,034)  10,528,405   (7,249,632)   1,757,075
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,546,157)   2,922,436   (3,036,309)  13,591,940   (4,408,699)   3,875,095
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     384,677    1,788,987    9,076,385    8,285,446    5,037,452    5,902,827
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     753,715    1,330,825    2,269,117    5,941,861      693,437    4,264,534
 Redemptions for contract benefits and
   terminations...................................  (1,781,774)  (1,271,933)  (6,418,827)  (2,960,967)  (2,590,656)  (2,191,734)
 Contract maintenance charges.....................    (193,672)    (159,494)      (7,576)      (5,865)      (3,970)      (3,146)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (837,054)   1,688,385    4,919,099   11,260,475    3,136,263    7,972,481
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --           --          104          441           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,383,211)   4,610,821    1,882,894   24,852,856   (1,272,436)  11,847,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  21,945,227   17,334,406   67,925,753   43,072,897   41,092,564   29,244,988
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,562,016  $21,945,227  $69,808,647  $67,925,753  $39,820,128  $41,092,564
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         EQ/LAZARD EMERGING      EQ/MFS INTERNATIONAL    EQ/MFS INTERNATIONAL
                                                        MARKETS EQUITY*(C)(T)          GROWTH*               VALUE*(C)(U)
                                                        --------------------- -------------------------  --------------------
                                                                2018              2018          2017             2018
                                                        --------------------- ------------  -----------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................      $   (89,030)     $   (222,734) $  (212,297)     $   (607,690)
 Net realized gain (loss)..............................            4,888         6,216,746    2,279,934          (121,346)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (1,010,282)      (12,031,126)   8,176,246        (9,462,479)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (1,094,424)       (6,037,114)  10,243,883       (10,191,515)
                                                             -----------      ------------  -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          896,937         8,421,046    5,163,964         3,365,332
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       81,036,493         4,340,047    2,245,244       221,543,408
 Redemptions for contract benefits and terminations....       (1,159,963)       (3,211,542)  (2,270,926)       (2,964,744)
 Contract maintenance charges..........................           (2,342)         (177,118)    (177,118)           (5,146)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       80,771,125         9,372,433    4,961,164       221,938,850
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               --               282          199                --
                                                             -----------      ------------  -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       79,676,701         3,335,601   15,205,246       211,747,335
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --        47,219,982   32,014,736                --
                                                             -----------      ------------  -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................      $79,676,701      $ 50,555,583  $47,219,982      $211,747,335
                                                             ===========      ============  ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(t)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(u)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/MFS UTILITIES
                                                        EQ/MFS TECHNOLOGY*(C)(V)  SERIES*(C)(W)       EQ/MID CAP INDEX*
                                                        ------------------------ ---------------- -------------------------
                                                                  2018                 2018           2018          2017
                                                        ------------------------ ---------------- ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................       $  (105,230)         $   112,136    $   (295,089) $  (358,537)
 Net realized gain (loss)..............................          (209,287)             (31,622)      9,597,709    9,760,485
 Net change in unrealized appreciation (depreciation)
   of investments......................................        (3,726,671)          (1,971,606)    (21,273,974)   1,058,032
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................        (4,041,188)          (1,891,092)    (11,971,354)  10,459,980
                                                              -----------          -----------    ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................           395,531              466,298      10,037,835    9,445,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........        37,398,932           52,444,387       1,827,773   (2,646,023)
 Redemptions for contract benefits and terminations....          (632,026)            (796,647)     (5,513,090)  (4,330,118)
 Contract maintenance charges..........................              (863)              (1,178)         (8,911)      (7,259)
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................        37,161,574           52,112,860       6,343,607    2,461,694
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               928                1,374               5           --
                                                              -----------          -----------    ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................        33,121,314           50,223,142      (5,627,742)  12,921,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............                --                   --      88,031,795   75,110,121
                                                              -----------          -----------    ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................       $33,121,314          $50,223,142    $ 82,404,053  $88,031,795
                                                              ===========          ===========    ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(v)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
(w)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                   EQ/PIMCO GLOBAL REAL
                                               EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*          RETURN*(X)
                                         ---------------------------  -------------------------  ------------------------
                                             2018           2017          2018          2017         2018         2017
                                         ------------  -------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (98,053) $  (1,327,908) $   (937,667) $  (594,420) $   312,974  $    16,226
 Net realized gain (loss)...............        3,019          3,852     8,122,539    2,015,437      (48,378)      10,828
 Net change in unrealized appreciation
   (depreciation) of investments........        2,304            113   (19,182,377)  18,620,816     (881,045)     268,371
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............      (92,730)    (1,323,943)  (11,997,505)  20,041,833     (616,449)     295,425
                                         ------------  -------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  107,736,876    117,690,858    10,177,183    6,482,505    3,097,724    3,930,247
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (75,705,365)  (125,378,724)   (5,137,819)   8,340,043    2,868,459    4,332,150
 Redemptions for contract benefits and
   terminations.........................  (33,855,310)   (20,604,799)   (5,597,227)  (3,402,069)  (1,570,074)  (1,194,519)
 Contract maintenance charges...........     (325,399)      (350,508)     (262,102)    (242,872)      (1,936)      (1,326)
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,149,198)   (28,643,173)     (819,965)  11,177,607    4,394,173    7,066,552
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          (90)            --            (6)       1,991          124       (4,300)
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   (2,242,018)   (29,967,116)  (12,817,476)  31,221,431    3,777,848    7,357,677
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,783,466    153,750,582    85,126,965   53,905,534   21,118,079   13,760,402
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,541,448  $ 123,783,466  $ 72,309,489  $85,126,965  $24,895,927  $21,118,079
                                         ============  =============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(x)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO REAL EQ/PIMCO TOTAL
                                                        RETURN*(C)(Y) RETURN*(C)(Z)  EQ/PIMCO ULTRA SHORT BOND*
                                                        ------------- -------------- ------------------------
                                                            2018           2018          2018          2017
                                                        ------------- -------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................  $    80,324   $    665,155  $   374,299   $   (35,783)
 Net realized gain (loss)..............................       76,591        585,105       76,176        64,977
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (164,777)     1,005,531     (644,786)      135,731
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (7,862)     2,255,791     (194,311)      164,925
                                                         -----------   ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      310,704      2,549,886    6,414,982     4,262,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   49,195,630    163,219,796    8,437,022      (325,746)
 Redemptions for contract benefits and terminations....   (1,041,169)    (2,683,493)  (2,905,668)   (3,855,887)
 Contract maintenance charges..........................       (1,471)        (3,392)     (32,390)      (34,729)
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   48,463,694    163,082,797   11,913,946        46,098
                                                         -----------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   48,455,832    165,338,588   11,719,635       211,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............           --             --   33,017,712    32,806,689
                                                         -----------   ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $48,455,832   $165,338,588  $44,737,347   $33,017,712
                                                         ===========   ============  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(y)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(z)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/T. ROWE PRICE GROWTH
                                                   EQ/QUALITY BOND PLUS*    EQ/SMALL COMPANY INDEX*             STOCK*
                                                 ------------------------  -------------------------  --------------------------
                                                     2018         2017         2018          2017         2018          2017
                                                 -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $    34,918  $   (63,240) $   (228,325) $  (180,492) $ (3,135,933) $ (2,550,810)
 Net realized gain (loss).......................    (303,903)     (12,050)    6,772,485    4,927,475    30,648,281    24,612,950
 Net change in unrealized appreciation
   (depreciation) of investments................    (157,451)      48,331   (15,968,668)   1,725,218   (34,853,691)   25,363,148
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................    (426,436)     (26,959)   (9,424,508)   6,472,201    (7,341,343)   47,425,288
                                                 -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     383,071    1,204,124     6,562,347    6,981,749    29,478,198    22,374,799
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     (22,479)   3,335,494     8,690,983   (4,865,162)   (5,135,386)   12,685,196
 Redemptions for contract benefits and
   terminations.................................  (1,743,528)  (1,987,391)   (6,960,832)  (3,037,246)  (16,590,006)   (9,718,263)
 Contract maintenance charges...................    (578,466)    (578,698)       (6,166)      (4,964)     (457,649)     (442,129)
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,961,402)   1,973,529     8,286,332     (925,623)    7,295,157    24,899,603
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --             7           --            --         1,752
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........  (2,387,838)   1,946,570    (1,138,169)   5,546,578       (46,186)   72,326,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,719,876   26,773,306    60,659,490   55,112,912   213,104,354   140,777,711
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $26,332,038  $28,719,876  $ 59,521,321  $60,659,490  $213,058,168  $213,104,354
                                                 ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      EQ/T. ROWE PRICE         EQ/UBS GROWTH &        FEDERATED HIGH INCOME
                                                   HEALTH SCIENCES*(C)(AA)         INCOME*                BOND FUND II
                                                   ----------------------- -----------------------  ------------------------
                                                            2018               2018        2017         2018         2017
                                                   ----------------------- -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................      $   (431,250)      $   (88,370) $  (94,934) $ 1,266,039  $   872,852
 Net realized gain (loss).........................          (157,561)          963,725     693,063     (215,962)     110,814
 Net change in unrealized appreciation
   (depreciation) of investments..................       (16,272,365)       (1,890,953)    758,654   (2,033,038)    (102,851)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................       (16,861,176)       (1,015,598)  1,356,783     (982,961)     880,815
                                                        ------------       -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         2,621,761            30,257     284,345    3,215,964    4,123,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       161,534,885          (595,930)   (388,604)     100,902      220,305
 Redemptions for contract benefits and
   terminations...................................        (2,183,446)         (401,754)   (378,344)  (1,213,734)    (830,472)
 Contract maintenance charges.....................            (3,564)         (166,274)   (163,593)        (672)        (241)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............       161,969,636        (1,133,701)   (646,196)   2,102,460    3,513,005
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......             6,114                --          --           --           --
                                                        ------------       -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............       145,114,574        (2,149,299)    710,587    1,119,499    4,393,820
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........                --         7,925,735   7,215,148   19,170,770   14,776,950
                                                        ------------       -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............      $145,114,574       $ 5,776,436  $7,925,735  $20,290,269  $19,170,770
                                                        ============       ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(aa)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       FIDELITY(R) VIP ASSET   FIDELITY(R) VIP
                                                                 FEDERATED KAUFMANN      MANAGER: GROWTH         FREEDOM 2015
                                                                      FUND II               PORTFOLIO             PORTFOLIO
                                                              -----------------------  -------------------   -------------------
                                                                  2018        2017        2018       2017       2018      2017
                                                              -----------  ----------  ---------   --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................ $  (121,119) $  (63,614) $  (2,894)  $ (2,459) $  (1,444) $   (474)
 Net realized gain (loss)....................................     713,028     491,150     60,168    125,286     84,708    31,046
 Net change in unrealized appreciation (depreciation) of
   investments...............................................    (903,729)    810,463   (118,770)     2,543   (107,156)   76,928
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations................................................    (311,820)  1,237,999    (61,496)   125,370    (23,892)  107,500
                                                              -----------  ----------  ---------   --------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......................   3,691,828   1,460,714      2,835     14,071         (8)       --
 Transfers between Variable Investment Options including
   guaranteed interest account, net..........................   1,992,381     539,644    (78,296)   120,791    (37,691)  318,616
 Redemptions for contract benefits and terminations..........    (277,880)   (185,751)  (174,539)   (93,423)  (479,628)  (49,604)
 Contract maintenance charges................................        (311)        (67)      (239)      (228)       (77)      (60)
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...............................   5,406,018   1,814,540   (250,239)    41,211   (517,404)  268,952
                                                              -----------  ----------  ---------   --------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS........................   5,094,198   3,052,539   (311,735)   166,581   (541,296)  376,452
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....................   7,249,566   4,197,027    908,381    741,800    975,157   598,705
                                                              -----------  ----------  ---------   --------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD.......................... $12,343,764  $7,249,566  $ 596,646   $908,381  $ 433,861  $975,157
                                                              ===========  ==========  =========   ========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM
                                                              2020 PORTFOLIO          2025 PORTFOLIO          2030 PORTFOLIO
                                                          ----------------------  ----------------------  ----------------------
                                                             2018        2017        2018        2017        2018        2017
                                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................ $   (1,060) $     (399) $   (1,145) $   (2,009) $   (3,061) $   (3,164)
 Net realized gain (loss)................................     55,068      48,306      44,811      62,423      68,099      61,534
 Net change in unrealized appreciation (depreciation) of
   investments...........................................   (161,708)    104,291    (175,194)    129,799    (147,421)    108,581
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations............................................   (107,700)    152,198    (131,528)    190,213     (82,383)    166,951
                                                          ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...................    128,686       2,867      30,201      22,524      11,035       4,973
 Transfers between Variable Investment Options including
   guaranteed interest account, net......................    120,124      75,558     257,983         255      83,784      71,338
 Redemptions for contract benefits and terminations......    (13,052)    (48,603)    (37,006)    (55,289)   (206,546)   (136,372)
 Contract maintenance charges............................       (123)       (161)       (192)       (231)        (89)        (84)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...........................    235,635      29,661     250,986     (32,741)   (111,816)    (60,145)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS....................    127,935     181,859     119,458     157,472    (194,199)    106,806
NET ASSETS -- BEGINNING OF YEAR OR PERIOD................  1,227,308   1,045,449   1,367,374   1,209,902   1,002,388     895,582
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD...................... $1,355,243  $1,227,308  $1,486,832  $1,367,374  $  808,189  $1,002,388
                                                          ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                               FIDELITY(R) VIP MID CAP    FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME
                                                      PORTFOLIO               INCOME PORTFOLIO        ALLOCATION PORTFOLIO
                                              -------------------------  --------------------------  ----------------------
                                                  2018          2017         2018          2017         2018         2017
                                              ------------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (844,327) $  (667,619) $  2,927,079  $  1,986,309  $   39,280   $   51,380
 Net realized gain (loss)....................    7,853,943    3,801,883       (14,894)      558,759      45,438       58,683
 Net change in unrealized appreciation
   (depreciation) of investments.............  (20,752,801)  10,342,735    (8,101,743)    3,389,733    (326,963)      42,738
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations.................  (13,743,185)  13,476,999    (5,189,558)    5,934,801    (242,245)     152,801
                                              ------------  -----------  ------------  ------------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......    8,138,440    9,487,969    16,771,254    15,884,535     866,771      755,207
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (2,103,591)      54,381     5,727,681     8,593,543    (318,801)     353,091
 Redemptions for contract benefits and
   terminations..............................   (6,297,753)  (4,623,480)   (8,844,269)   (5,894,075)   (239,706)    (111,724)
 Contract maintenance charges................      (11,230)     (10,594)       (9,269)       (8,266)       (278)        (272)
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions     (274,134)   4,908,276    13,645,397    18,575,737     307,986      996,302
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................           --           --           415           740       1,080           32
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS........  (14,017,319)  18,385,275     8,456,254    24,511,278      66,821    1,149,135
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   87,159,175   68,773,900   116,085,021    91,573,743   4,001,193    2,852,058
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $ 73,141,856  $87,159,175  $124,541,275  $116,085,021  $4,068,014   $4,001,193
                                              ============  ===========  ============  ============  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     FIRST TRUST/DOW JONES
                                                       DIVIDEND & INCOME      FRANKLIN FOUNDING FUNDS
                                                     ALLOCATION PORTFOLIO       ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    97,354  $    (1,924) $   345,005  $   266,205  $ 3,189,033  $ 2,444,921
 Net realized gain (loss).........................   1,097,117    2,994,770      360,872      693,672     (244,733)    (284,115)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,337,146)   2,128,608   (2,824,635)   1,024,020   (8,135,845)   4,790,735
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,142,675)   5,121,454   (2,118,758)   1,983,897   (5,191,545)   6,951,541
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,118,061    5,615,515    1,578,768    2,102,673    8,262,671    8,832,222
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,335,682)   5,448,919   10,754,889      (80,089)  (2,013,350)     319,465
 Redemptions for contract benefits and
   terminations...................................  (4,074,754)  (3,911,078)  (1,522,299)  (1,654,378)  (6,505,512)  (5,922,865)
 Contract maintenance charges.....................      (3,189)      (2,663)      (2,746)      (2,525)      (7,050)      (6,745)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (295,564)   7,150,693   10,808,612      365,681     (263,241)   3,222,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          (6)         250          299           --          (51)          47
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (3,438,245)  12,272,397    8,690,153    2,349,578   (5,454,837)  10,173,665
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,334,851   38,062,454   21,003,045   18,653,467   92,902,214   82,728,549
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $46,896,606  $50,334,851  $29,693,198  $21,003,045  $87,447,377  $92,902,214
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      GUGGENHEIM VIF GLOBAL     GUGGENHEIM VIF
                                                            FRANKLIN MUTUAL SHARES       MANAGED FUTURES         MULTI-HEDGE
                                                                   VIP FUND               STRATEGY FUND        STRATEGIES FUND
                                                           ------------------------  ----------------------  -------------------
                                                               2018         2017        2018        2017       2018       2017
                                                           -----------  -----------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   130,243  $   127,266  $  (34,335) $    5,720  $ (9,292) $ (11,055)
 Net realized gain (loss).................................     795,891      824,040     (91,069)    (95,236)    3,041     16,111
 Net change in unrealized appreciation (depreciation) of
   investments............................................  (2,243,585)      (8,419)   (168,625)    281,743   (37,041)     9,626
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   operations.............................................  (1,317,451)     942,887    (294,029)    192,227   (43,292)    14,682
                                                           -----------  -----------  ----------  ----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................     500,064      678,678     289,490     258,534       861      3,431
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................    (623,568)     299,691      81,952     218,190    18,150   (185,790)
 Redemptions for contract benefits and terminations.......  (1,962,539)  (1,030,180)   (169,965)   (235,213)  (41,361)   (28,238)
 Contract maintenance charges.............................      (1,670)      (1,786)       (230)       (110)      (78)       (89)
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................  (2,087,713)     (53,597)    201,247     241,401   (22,428)  (210,686)
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.....................  (3,405,164)     889,290     (92,782)    433,628   (65,720)  (196,004)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  14,587,098   13,697,808   2,865,989   2,432,361   685,574    881,578
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD....................... $11,181,934  $14,587,098  $2,773,207  $2,865,989  $619,854  $ 685,574
                                                           ===========  ===========  ==========  ==========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                            HARTFORD CAPITAL           HARTFORD GROWTH      INVESCO V.I. AMERICAN
                                                          APPRECIATION HLS FUND    OPPORTUNITIES HLS FUND     FRANCHISE FUND
                                                        ------------------------  ------------------------  --------------------
                                                            2018         2017         2018         2017       2018       2017
                                                        -----------  -----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  (160,443) $   (88,211) $  (502,031) $  (403,001) $ (8,359)  $ (8,273)
 Net realized gain (loss)..............................   1,690,178      576,276    5,738,955     (292,874)   52,132     58,145
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,157,084)   2,192,123   (6,091,001)   8,050,839   (80,709)    77,110
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,627,349)   2,680,188     (854,077)   7,354,964   (36,936)   126,982
                                                        -----------  -----------  -----------  -----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,760,008    2,235,708    4,808,105    3,687,862     1,282      1,575
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........      22,039      594,519      (98,650)  (1,422,102)   76,187    (26,721)
 Redemptions for contract benefits and terminations....  (1,016,250)    (507,639)  (1,547,957)  (1,111,244)  (30,620)   (50,727)
 Contract maintenance charges..........................      (1,908)      (1,533)      (3,865)      (2,914)      (41)       (57)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     763,889    2,321,055    3,157,633    1,151,602    46,808    (75,930)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         667           41          464          (54)       --         --
                                                        -----------  -----------  -----------  -----------  --------   --------

NET INCREASE (DECREASE) IN NET ASSETS..................    (862,793)   5,001,284    2,304,020    8,506,512     9,872     51,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  17,578,186   12,576,902   34,021,130   25,514,618   545,589    494,537
                                                        -----------  -----------  -----------  -----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $16,715,393  $17,578,186  $36,325,150  $34,021,130  $555,461   $545,589
                                                        ===========  ===========  ===========  ===========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. BALANCED-    INVESCO V.I. DIVERSIFIED   INVESCO V.I. EQUITY AND
                                                     RISK ALLOCATION FUND          DIVIDEND FUND               INCOME FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    14,293  $   253,208  $    487,937  $    84,016  $   113,911  $    34,560
 Net realized gain (loss).........................     915,755      524,606     4,298,958    4,138,183      753,896      208,507
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,755,965)      16,931   (11,241,370)     704,429   (2,723,783)     877,647
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (825,917)     794,745    (6,454,475)   4,926,628   (1,855,976)   1,120,714
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,186,700    1,616,678     3,730,196    8,156,209    2,671,784    4,015,716
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (568,804)     (68,108)   (8,004,862)     937,345       64,636      859,708
 Redemptions for contract benefits and
   terminations...................................    (728,139)    (706,653)   (5,603,766)  (4,343,962)    (675,599)    (366,077)
 Contract maintenance charges.....................        (309)         (44)       (7,763)      (7,669)      (2,278)      (1,833)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (110,552)     841,873    (9,886,195)   4,741,923    2,058,543    4,507,514
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          11           26            (6)         182           58          170
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (936,458)   1,636,644   (16,340,676)   9,668,733      202,625    5,628,398
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,546,551    8,909,907    78,587,306   68,918,573   15,011,817    9,383,419
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 9,610,093  $10,546,551  $ 62,246,630  $78,587,306  $15,214,442  $15,011,817
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     INVESCO V.I. HEALTH CARE  INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP
                                                              FUND                      FUND                CORE EQUITY FUND
                                                     ----------------------   ------------------------  ------------------------
                                                        2018         2017         2018         2017         2018         2017
                                                     ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (57,568)  $  (43,682) $ 1,564,331  $ 1,073,664  $  (157,273) $  (128,704)
 Net realized gain (loss)...........................    495,393       (2,676)    (397,232)    (122,555)   1,700,923      162,051
 Net change in unrealized appreciation
   (depreciation) of investments....................   (544,411)     542,664   (3,210,285)     893,231   (3,148,100)   1,473,795
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (106,586)     496,306   (2,043,186)   1,844,340   (1,604,450)   1,507,142
                                                     ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............  1,041,958      501,250    3,811,573    4,654,859      812,770      927,497
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    288,659      249,351     (689,739)    (106,430)    (266,817)    (337,289)
 Redemptions for contract benefits and terminations.   (274,550)    (218,168)  (3,680,842)  (3,841,348)    (876,729)    (893,845)
 Contract maintenance charges.......................       (215)         (42)      (4,026)      (3,759)      (1,880)      (1,992)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  1,055,852      532,391     (563,034)     703,322     (332,656)    (305,629)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         --           --           82           --           --           --
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    949,266    1,028,697   (2,606,138)   2,547,662   (1,937,106)   1,201,513
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  4,420,080    3,391,383   41,395,337   38,847,675   12,870,469   11,668,956
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $5,369,346   $4,420,080  $38,789,199  $41,395,337  $10,933,363  $12,870,469
                                                     ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. SMALL CAP                               IVY VIP GLOBAL EQUITY
                                                          EQUITY FUND         IVY VIP ASSET STRATEGY            INCOME
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (269,049) $  (226,838) $   149,164  $    50,505  $    32,559  $   (26,226)
 Net realized gain (loss).........................   1,151,832      402,797      678,748   (2,120,025)   1,208,210      722,517
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,290,298)   1,815,690   (3,190,601)   7,545,793   (3,152,751)   1,329,854
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,407,515)   1,991,649   (2,362,689)   5,476,273   (1,911,982)   2,026,145
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,607,336    2,593,270    1,997,744    1,665,722      233,106      615,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     326,418     (220,723)  (1,043,818)  (3,656,318)    (481,400)    (956,441)
 Redemptions for contract benefits and
   terminations...................................  (1,059,335)    (871,550)  (2,608,845)  (2,412,472)  (1,412,454)    (996,315)
 Contract maintenance charges.....................      (2,458)      (2,181)      (3,971)      (4,325)      (1,633)      (1,982)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,871,961    1,498,816   (1,658,890)  (4,407,393)  (1,662,381)  (1,338,941)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (1,535,554)   3,490,465   (4,021,579)   1,068,880   (3,574,363)     687,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  18,904,960   15,414,495   36,395,959   35,327,079   16,053,337   15,366,133
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,369,406  $18,904,960  $32,374,380  $36,395,959  $12,478,974  $16,053,337
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  IVY VIP NATURAL          IVY VIP SMALL CAP
                                                     IVY VIP HIGH INCOME             RESOURCES                 GROWTH(AB)
                                                 --------------------------  ------------------------  -------------------------
                                                     2018          2017          2018         2017         2018          2017
                                                 ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  6,429,371  $  5,229,709  $  (107,316) $  (130,332) $   (334,900) $  (363,467)
 Net realized gain (loss).......................   (1,998,229)     (851,134)    (344,077)    (493,531)   10,498,711      127,179
 Net change in unrealized appreciation
   (depreciation) of investments................   (8,819,122)    2,038,626   (1,901,976)     738,505   (12,584,691)   5,187,888
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   (4,387,980)    6,417,201   (2,353,369)     114,642    (2,420,880)   4,951,600
                                                 ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    8,295,424     9,977,724      220,277      501,872     1,993,111    1,916,023
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (4,288,030)    1,444,321     (306,220)    (366,293)    6,407,835     (257,444)
 Redemptions for contract benefits and
   terminations.................................  (10,509,659)   (7,739,112)  (1,138,091)    (706,405)   (2,496,781)  (1,698,095)
 Contract maintenance charges...................      (15,590)      (15,833)      (1,362)      (1,569)       (4,427)      (3,956)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (6,517,855)    3,667,100   (1,225,396)    (572,395)    5,899,738      (43,472)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........  (10,905,835)   10,084,301   (3,578,765)    (457,753)    3,478,858    4,908,128
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  132,745,387   122,661,086   10,617,393   11,075,146    27,992,574   23,084,446
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $121,839,552  $132,745,387  $ 7,038,628  $10,617,393  $ 31,471,432  $27,992,574
                                                 ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(ab)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        JANUS HENDERSON           JANUS HENDERSON      JANUS HENDERSON U.S. LOW
                                                      BALANCED PORTFOLIO      FLEXIBLE BOND PORTFOLIO    VOLATILITY PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   423,092  $   121,164  $   419,674  $   369,005  $    60,720  $    23,523
 Net realized gain (loss).........................   2,623,359      307,902     (215,137)     (32,562)     489,256      136,787
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,654,189)   6,419,309     (893,968)     178,798   (1,231,478)   1,111,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,607,738)   6,848,375     (689,431)     515,241     (681,502)   1,271,387
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  29,044,218   12,579,360    3,572,328    4,450,958    1,269,740    1,347,024
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,105,597    3,496,459   (1,055,209)   2,582,825       36,526      551,422
 Redemptions for contract benefits and
   terminations...................................  (3,534,636)  (2,727,755)  (3,647,761)  (1,406,734)    (537,080)    (365,438)
 Contract maintenance charges.....................      (1,202)        (538)      (1,319)        (336)        (365)         (37)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  30,613,977   13,347,526   (1,131,961)   5,626,713      768,821    1,532,971
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         (28)         448          (89)         360           94           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  29,006,211   20,196,349   (1,821,481)   6,142,314       87,413    2,804,358
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  55,150,702   34,954,353   28,673,059   22,530,745   10,980,273    8,175,915
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $84,156,913  $55,150,702  $26,851,578  $28,673,059  $11,067,686  $10,980,273
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                 JPMORGAN INSURANCE TRUST     JPMORGAN INSURANCE       LORD ABBETT SERIES FUND
                                                     GLOBAL ALLOCATION       TRUST INCOME BUILDER         - BOND DEBENTURE
                                                         PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                                 ------------------------  ------------------------  --------------------------
                                                     2018         2017         2018         2017         2018          2017
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (262,124) $    22,638  $  (234,912) $   361,132  $  4,049,321  $  3,427,568
 Net realized gain (loss).......................     365,656      813,696      128,862      232,574     2,704,136     1,172,400
 Net change in unrealized appreciation
   (depreciation) of investments................  (1,842,016)   1,391,163   (1,113,001)     653,479   (13,793,698)    3,201,159
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................  (1,738,484)   2,227,497   (1,219,051)   1,247,185    (7,040,241)    7,801,127
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   5,699,342    2,758,739    6,731,189    4,660,678    19,109,097    17,316,105
 Transfers between Variable Investment Options
   including guaranteed interest account, net...      50,897    2,133,619      406,777      885,919     3,050,330     8,015,889
 Redemptions for contract benefits and
   terminations.................................  (1,644,058)    (710,907)  (1,583,740)  (1,137,576)   (7,900,494)   (6,185,818)
 Contract maintenance charges...................        (662)        (465)        (145)         (52)       (8,673)       (7,273)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   4,105,519    4,180,986    5,554,081    4,408,969    14,250,260    19,138,903
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....         183           72           85           63           314         1,078
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........   2,367,218    6,408,555    4,335,115    5,656,217     7,210,333    26,941,108
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  19,191,257   12,782,702   15,456,876    9,800,659   120,081,078    93,139,970
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $21,558,475  $19,191,257  $19,791,991  $15,456,876  $127,291,411  $120,081,078
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    LORD ABBETT SERIES FUND - LORD ABBETT SERIES FUND -
                                                         CLASSIC STOCK          GROWTH OPPORTUNITIES     MFS(R) INVESTORS TRUST
                                                           PORTFOLIO                 PORTFOLIO                   SERIES
                                                    ------------------------  -----------------------   ------------------------
                                                       2018         2017          2018         2017         2018         2017
                                                    ----------   ----------   -----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (32,293)  $  (25,265)  $   (69,960)  $  (67,875) $  (121,128) $   (96,637)
 Net realized gain (loss)..........................    589,016      345,432     1,066,886      120,648      886,750      737,122
 Net change in unrealized appreciation
   (depreciation) of investments...................   (928,415)     311,206    (1,146,071)     842,896   (1,601,280)   1,650,765
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations.................................   (371,692)     631,373      (149,145)     895,669     (835,658)   2,291,250
                                                    ----------   ----------   -----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............    103,537       57,525        41,361       38,849    1,302,631    1,361,135
 Transfers between Variable Investment Options
   including guaranteed interest account, net......   (296,594)    (190,747)     (185,610)     (63,026)    (231,348)     610,251
 Redemptions for contract benefits and terminations   (347,487)    (209,963)     (523,494)    (318,569)  (1,456,789)  (1,126,307)
 Contract maintenance charges......................       (531)        (580)         (536)        (575)      (1,284)      (1,218)
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions................   (541,075)    (343,765)     (668,279)    (343,321)    (386,790)     843,861
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..............   (912,767)     287,608      (817,424)     552,348   (1,222,448)   3,135,111
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........  4,654,067    4,366,459     4,929,649    4,377,301   13,413,596   10,278,485
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................ $3,741,300   $4,654,067   $ 4,112,225   $4,929,649  $12,191,148  $13,413,596
                                                    ==========   ==========   ===========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       MFS(R) MASSACHUSETTS
                                                      INVESTORS GROWTH STOCK
                                                             PORTFOLIO         MFS(R) RESEARCH SERIES     MFS(R) VALUE SERIES
                                                     ------------------------  ----------------------  ------------------------
                                                         2018         2017        2018        2017         2018         2017
                                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (156,996) $  (124,882) $  (18,558) $   (1,204) $    62,105  $   118,660
 Net realized gain (loss)...........................     937,581      557,159     327,611     146,844    2,108,494      806,297
 Net change in unrealized appreciation
   (depreciation) of investments....................    (851,299)   2,473,295    (470,757)    257,702   (5,379,537)   1,820,644
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................     (70,714)   2,905,572    (161,704)    403,342   (3,208,938)   2,745,601
                                                     -----------  -----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     859,053    1,187,235     487,594     410,950    5,784,722    5,968,264
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (424,053)     419,816     (35,100)   (174,060)     273,060    2,351,351
 Redemptions for contract benefits and terminations.  (1,627,128)    (775,240)    (38,785)    (22,328)  (1,036,678)  (1,021,060)
 Contract maintenance charges.......................      (1,566)      (1,547)        (85)        (15)      (1,313)        (319)
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,193,694)     830,264     413,624     214,547    5,019,791    7,298,236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --           --          --          --           --          236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (1,264,408)   3,735,836     251,920     617,889    1,811,002   10,044,073
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  14,624,700   10,888,864   2,329,889   1,712,000   23,847,980   13,803,907
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $13,360,292  $14,624,700  $2,581,809  $2,329,889  $25,658,982  $23,847,980
                                                     ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                  MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                          EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                 ------------------------  --------------------------  ------------------------
                                                     2018         2017         2018          2017          2018         2017
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (237,372) $  (192,731) $  1,359,282  $    665,709  $  (446,473) $  (264,597)
 Net realized gain (loss).......................   3,498,561      932,419    (1,568,608)     (274,502)   5,023,498    1,519,229
 Net change in unrealized appreciation
   (depreciation) of investments................  (3,575,300)   2,975,088    (2,038,212)    1,192,066   (7,397,940)   2,803,490
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................    (314,111)   3,714,776    (2,247,538)    1,583,273   (2,820,915)   4,058,122
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     836,847      736,468     1,206,217     6,129,249    1,158,905    1,340,777
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     604,011     (585,257)   (4,852,412)   11,778,477   11,475,253      110,863
 Redemptions for contract benefits and
   terminations.................................  (1,204,532)  (1,019,939)   (7,436,002)   (5,447,689)  (3,308,156)  (1,183,114)
 Contract maintenance charges...................    (268,340)    (226,941)   (2,341,928)   (2,183,026)    (280,565)    (245,373)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     (32,014)  (1,095,669)  (13,424,125)   10,277,011    9,045,437       23,153
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --            --            --          196           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........    (346,125)   2,619,107   (15,671,663)   11,860,284    6,224,718    4,081,275
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  16,150,314   13,531,207   113,957,142   102,096,858   20,562,852   16,481,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $15,804,189  $16,150,314  $ 98,285,479  $113,957,142  $26,787,570  $20,562,852
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                            NEUBERGER BERMAN
                                                       MULTIMANAGER MID CAP          MULTIMANAGER             INTERNATIONAL
                                                              VALUE*                  TECHNOLOGY*           EQUITY PORTFOLIO
                                                     ------------------------  ------------------------  ----------------------
                                                         2018         2017         2018         2017        2018        2017
                                                     -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $   (79,274) $  (110,234) $  (566,541) $  (447,808) $  (50,027) $  (23,659)
 Net realized gain (loss)...........................   1,397,628    1,069,325    9,364,691    4,529,140     101,909      66,139
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,859,285)    (114,374)  (9,682,364)   5,867,855    (858,981)    738,642
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,540,931)     844,717     (884,214)   9,949,187    (807,099)    781,122
                                                     -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     410,919      850,371    9,912,203    5,817,582     473,690     630,083
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (702,278)  (7,394,942)   3,838,019    2,072,635     264,525     (41,452)
 Redemptions for contract benefits and terminations.    (591,377)    (709,000)  (4,099,762)  (1,508,889)   (567,659)   (178,345)
 Contract maintenance charges.......................    (151,062)    (151,412)    (311,960)    (258,942)       (329)       (321)
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,033,798)  (7,404,983)   9,338,500    6,122,386     170,227     409,965
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --          (28)         265          223          --          --
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (2,574,729)  (6,560,294)   8,454,551   16,071,796    (636,872)  1,191,087
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  11,780,856   18,341,150   40,447,408   24,375,612   4,253,380   3,062,293
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $ 9,206,127  $11,780,856  $48,901,959  $40,447,408  $3,616,508  $4,253,380
                                                     ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      NEUBERGER BERMAN U.S.            PIMCO                PIMCO EMERGING
                                                      EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)         MARKETS BOND
                                                       STRATEGY PORTFOLIO       STRATEGY PORTFOLIO             PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        2018        2017         2018         2017         2018         2017
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (33,638) $  (26,901) $    93,207  $ 1,590,723  $   498,636  $   719,090
 Net realized gain (loss)...........................     77,389     (14,917)  (2,003,380)  (2,648,316)    (528,226)    (307,958)
 Net change in unrealized appreciation
   (depreciation) of investments....................   (257,234)    148,583     (842,448)   1,125,122   (1,220,274)   1,163,037
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (213,483)    106,765   (2,752,621)      67,529   (1,249,864)   1,574,169
                                                     ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............    536,602     444,517    1,643,239    1,223,869      728,883    1,326,568
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     52,447     (49,303)   1,335,314     (753,111)    (901,861)     191,980
 Redemptions for contract benefits and terminations.   (115,234)    (88,985)  (1,694,305)  (1,273,119)  (1,840,632)  (1,769,829)
 Contract maintenance charges.......................       (186)       (166)      (1,935)      (1,963)      (1,977)      (2,209)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................    473,629     306,063    1,282,313     (804,324)  (2,015,587)    (253,490)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         10          --           --           --            6          (36)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    260,156     412,828   (1,470,308)    (736,795)  (3,265,445)   1,320,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  2,290,800   1,877,972   16,894,518   17,631,313   20,453,817   19,133,174
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $2,550,956  $2,290,800  $15,424,210  $16,894,518  $17,188,372  $20,453,817
                                                     ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                       PIMCO GLOBAL BOND      PIMCO GLOBAL MULTI-
                                                                         OPPORTUNITIES           ASSET MANAGED      PIMCO INCOME
                                                                     PORTFOLIO (UNHEDGED)    ALLOCATION PORTFOLIO   PORTFOLIO(C)
                                                                    ----------------------  ----------------------  ------------
                                                                       2018        2017        2018        2017         2018
                                                                    ----------  ----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................... $  221,690  $   25,247  $    5,612  $   13,541    $    718
 Net realized gain (loss)..........................................     11,511       1,899     153,169      26,382       1,744
 Net change in unrealized appreciation (depreciation) of
   investments.....................................................   (470,330)    116,260    (270,369)    120,803        (120)
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from operations...   (237,129)    143,406    (111,588)    160,726       2,342
                                                                    ----------  ----------  ----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............................    920,264   1,266,532     303,207     224,207     347,762
 Transfers between Variable Investment Options including
   guaranteed interest account, net................................    242,903     397,802    (162,694)     17,402      67,222
 Redemptions for contract benefits and terminations................   (171,535)   (117,625)    (58,798)   (171,372)     (2,712)
 Contract maintenance charges......................................       (103)        (18)        (13)         --          --
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.....................................    991,529   1,546,691      81,702      70,237     412,272
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in amount retained by AXA Equitable in
   Separate Account No. 70.........................................        900       1,322          27          --          18
                                                                    ----------  ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS..............................    755,300   1,691,419     (29,859)    230,963     414,632
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........................  3,306,879   1,615,460   1,506,083   1,275,120          --
                                                                    ----------  ----------  ----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD................................ $4,062,179  $3,306,879  $1,476,224  $1,506,083    $414,632
                                                                    ==========  ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
(c)Units were made available on October 22, 2018.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                         PUTNAM VT DIVERSIFIED
                                                           PROFUND VP BEAR   PROFUND VP BIOTECHNOLOGY         INCOME FUND
                                                         ------------------  ------------------------  ------------------------
                                                           2018      2017        2018         2017         2018         2017
                                                         --------  --------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $ (2,098) $ (2,343) $  (670,599) $  (671,805) $   211,387  $   363,191
 Net realized gain (loss)...............................    1,102   (18,998)   1,012,738      656,094      335,524      (55,858)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    4,664   (16,008)  (3,948,048)   8,726,890   (1,116,597)     190,681
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    3,668   (37,349)  (3,605,909)   8,711,179     (569,686)     498,014
                                                         --------  --------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    1,059     2,612    2,052,029    2,699,667    6,464,350    1,845,247
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........   78,498   (49,647)  (1,886,995)  (3,128,422)   6,285,081      756,064
 Redemptions for contract benefits and terminations.....   (5,603)   (6,622)  (4,115,957)  (3,198,894)  (3,435,874)    (342,556)
 Contract maintenance charges...........................     (103)      (51)      (5,593)      (5,930)        (692)        (457)
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................   73,851   (53,708)  (3,956,516)  (3,633,579)   9,312,865    2,258,298
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.................      (10)       --           --           --          312           --
                                                         --------  --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...................   77,509   (91,057)  (7,562,425)   5,077,600    8,743,491    2,756,312
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  122,926   213,983   48,447,128   43,369,528   10,380,466    7,624,154
                                                         --------  --------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $200,435  $122,926  $40,884,703  $48,447,128  $19,123,957  $10,380,466
                                                         ========  ========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                           PUTNAM VT GLOBAL ASSET   PUTNAM VT MULTI-ASSET        PUTNAM VT
                                                               ALLOCATION FUND      ABSOLUTE RETURN FUND       RESEARCH FUND
                                                           ----------------------  ----------------------  --------------------
                                                              2018        2017        2018        2017        2018       2017
                                                           ----------  ----------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   24,614  $    3,638  $  (20,755) $  (27,530) $   (8,222) $ (1,847)
 Net realized gain (loss).................................    330,731      92,697      79,077      (6,017)     16,510    12,431
 Net change in unrealized appreciation (depreciation) of
   investments............................................   (752,358)    316,193    (294,648)    163,436     (89,476)   51,533
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   (397,013)    412,528    (236,326)    129,889     (81,188)   62,117
                                                           ----------  ----------  ----------  ----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................    944,394     906,200     323,161     432,575     216,612    92,526
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................   (433,589)    927,725     (91,211)     86,435     537,643   214,465
 Redemptions for contract benefits and terminations.......   (266,942)    (58,756)   (183,103)   (179,159)    (10,777)  (16,794)
 Contract maintenance charges.............................        (64)        (13)       (158)       (111)         (8)       --
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................    243,799   1,775,156      48,689     339,740     743,470   290,197
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70...................          7          75         (14)         --          21        11
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.....................   (153,207)  2,187,759    (187,651)    469,629     662,303   352,325
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  4,308,106   2,120,347   2,614,926   2,145,297     465,958   113,633
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $4,154,899  $4,308,106  $2,427,275  $2,614,926  $1,128,261  $465,958
                                                           ==========  ==========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       QS LEGG MASON DYNAMIC
                                                        MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY    SEI VP CONSERVATIVE
                                                             PORTFOLIO                 FUND                  STRATEGY FUND
                                                      ----------------------  ----------------------   ------------------------
                                                         2018        2017        2018         2017         2018         2017
                                                      ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $    8,585  $      991  $   77,648   $   34,651  $    34,213  $    47,082
 Net realized gain (loss)............................     (5,952)    (24,828)    128,068       26,135      224,444      111,931
 Net change in unrealized appreciation
   (depreciation) of investments.....................   (325,224)    419,774    (948,943)     679,124     (662,028)     261,731
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   (322,591)    395,937    (743,227)     739,910     (403,371)     420,744
                                                      ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............    168,673     257,839     963,195    1,554,433    1,527,103    1,125,817
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (50,667)    113,893    (105,508)     (91,393)    (562,901)  (1,031,273)
 Redemptions for contract benefits and terminations..   (176,521)   (109,768)   (664,666)    (304,980)  (1,305,020)    (820,486)
 Contract maintenance charges........................       (632)       (608)       (186)        (104)        (252)        (129)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (59,147)    261,356     192,835    1,157,956     (341,070)    (726,071)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................   (381,738)    657,293    (550,392)   1,897,866     (744,441)    (305,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  3,810,635   3,153,342   9,077,062    7,179,196   11,784,451   12,089,778
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $3,428,897  $3,810,635  $8,526,670   $9,077,062  $11,040,010  $11,784,451
                                                      ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          SEI VP MARKET GROWTH     SEI VP MARKET PLUS    SEI VP MODERATE STRATEGY
                                                             STRATEGY FUND            STRATEGY FUND                FUND
                                                        -----------------------  ----------------------  -----------------------
                                                           2018         2017        2018        2017        2018         2017
                                                        ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   54,898  $    17,911  $   21,347  $    4,916  $   60,657  $    29,217
 Net realized gain (loss)..............................     68,700      (10,543)     23,170      (2,128)    278,901      283,716
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (840,610)     855,140    (386,224)    285,906    (792,852)     405,366
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (717,012)     862,508    (341,707)    288,694    (453,294)     718,299
                                                        ----------  -----------  ----------  ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    434,334      713,721     920,772     128,935   1,457,558      603,513
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (54,694)  (1,049,779)    207,526     (22,933)    (72,776)  (4,275,157)
 Redemptions for contract benefits and terminations....   (413,908)    (346,379)   (255,184)   (102,686)   (680,607)    (741,139)
 Contract maintenance charges..........................       (181)        (116)        (54)        (24)       (434)        (191)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (34,449)    (682,553)    873,060       3,292     703,741   (4,412,974)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         --           --           9          --          --           --
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   (751,461)     179,955     531,362     291,986     250,447   (3,694,675)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  7,667,558    7,487,603   2,072,408   1,780,422   8,448,852   12,143,527
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,916,097  $ 7,667,558  $2,603,770  $2,072,408  $8,699,299  $ 8,448,852
                                                        ==========  ===========  ==========  ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       T. ROWE PRICE EQUITY     TEMPLETON DEVELOPING     TEMPLETON FOREIGN VIP
                                                         INCOME PORTFOLIO         MARKETS VIP FUND                FUND
                                                     -----------------------  ------------------------  -----------------------
                                                         2018        2017         2018         2017         2018        2017
                                                     -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $    73,461  $   28,218  $   (77,047) $   (90,351) $    97,780  $   99,381
 Net realized gain (loss)...........................   1,064,674     772,795      707,594      960,540      (94,940)   (191,307)
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,351,399)     52,332   (3,232,819)   3,852,321   (1,358,189)  1,278,776
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,213,264)    853,345   (2,602,272)   4,722,510   (1,355,349)  1,186,850
                                                     -----------  ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............   3,988,470   2,229,221      852,732    1,209,877      242,393     194,714
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     679,338     351,348      583,410   (5,998,444)    (249,373)   (607,944)
 Redemptions for contract benefits and terminations.    (437,591)   (272,592)  (1,281,870)    (925,512)    (923,208)   (516,369)
 Contract maintenance charges.......................        (217)        (71)      (1,655)      (1,775)        (855)     (1,014)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................   4,230,000   2,307,906      152,617   (5,715,854)    (931,043)   (930,613)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         142          36           --           --           --          --
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............   3,016,878   3,161,287   (2,449,655)    (993,344)  (2,286,392)    256,237
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........   7,729,403   4,568,116   14,176,187   15,169,531    8,634,403   8,378,166
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $10,746,281  $7,729,403  $11,726,532  $14,176,187  $ 6,348,011  $8,634,403
                                                     ===========  ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                VANECK
                                                    TEMPLETON GLOBAL BOND VIP     TEMPLETON GROWTH      VIP GLOBAL HARD ASSETS
                                                              FUND                    VIP FUND                   FUND
                                                   --------------------------  ----------------------  ------------------------
                                                       2018          2017         2018        2017         2018         2017
                                                   ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,838,662) $ (1,886,206) $    9,998  $    4,886  $  (324,324) $  (362,667)
 Net realized gain (loss).........................   (2,231,393)   (1,451,029)    228,914      63,258     (718,721)  (2,028,807)
 Net change in unrealized appreciation
   (depreciation) of investments..................    4,812,908     4,063,117    (508,348)    229,919   (6,116,674)   1,188,712
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      742,853       725,882    (269,436)    298,063   (7,159,719)  (1,202,762)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    8,842,225    11,730,082       6,060      16,742    1,053,190    1,864,099
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (2,459,985)   (3,965,190)     (8,853)    (46,071)  (1,066,561)  (2,799,810)
 Redemptions for contract benefits and
   terminations...................................  (11,168,893)   (9,099,927)   (307,837)   (175,947)  (2,059,341)  (1,893,136)
 Contract maintenance charges.....................      (14,714)      (15,892)       (194)       (226)      (3,254)      (3,849)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (4,801,367)   (1,350,927)   (310,824)   (205,502)  (2,075,966)  (2,832,696)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   (4,058,514)     (625,045)   (580,260)     92,561   (9,235,685)  (4,035,458)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  134,448,262   135,073,307   1,961,163   1,868,602   26,050,439   30,085,897
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $130,389,748  $134,448,262  $1,380,903  $1,961,163  $16,814,754  $26,050,439
                                                   ============  ============  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 VANECK VIP UNCONSTRAINED
                                                                                   EMERGING MARKETS
                                                                                      BOND FUND
                                                                                 -----------------------
                                                                                    2018        2017
                                                                                  ---------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  56,552    $  7,681
 Net realized gain (loss).......................................................    11,926      (6,140)
 Net change in unrealized appreciation (depreciation) of investments............  (141,080)     77,633
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from operations................   (72,602)     79,174
                                                                                  ---------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   151,593     128,608
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    30,000      56,698
 Redemptions for contract benefits and terminations.............................   (54,886)    (80,347)
 Contract maintenance charges...................................................       (20)          6
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   126,687     104,965
                                                                                  ---------    --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        58          --
                                                                                  ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    54,143     184,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   940,037     755,898
                                                                                  ---------    --------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 994,180    $940,037
                                                                                  =========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES.........................       B         177       (60)     117        57      (17)      40

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................       B          62      (126)     (64)      210     (158)      52

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................       B         615      (265)     350     1,436     (126)   1,310

1290 VT ENERGY.........................................       B         130      (107)      23       161      (95)      66

1290 VT EQUITY INCOME..................................       A          44      (146)    (102)      105     (150)     (45)
1290 VT EQUITY INCOME..................................       B          82      (325)    (243)      156     (194)     (38)

1290 VT GAMCO MERGERS & ACQUISITIONS...................       A          76      (124)     (48)       98     (125)     (27)
1290 VT GAMCO MERGERS & ACQUISITIONS...................       B         133       (42)      91       145      (39)     106

1290 VT GAMCO SMALL COMPANY VALUE......................       A         432      (844)    (412)      831     (672)     159
1290 VT GAMCO SMALL COMPANY VALUE......................       B         897      (251)     646       924     (147)     777

1290 VT HIGH YIELD BOND................................       B         347      (269)      78       351     (176)     175

1290 VT LOW VOLATILITY GLOBAL EQUITY...................       B         102       (25)      77        54      (17)      37

1290 VT MICRO CAP......................................       B           8        --        8        --       --       --

1290 VT MULTI-ALTERNATIVE STRATEGIES...................       B           1        --        1        --       --       --

1290 VT NATURAL RESOURCES..............................       B         181      (122)      59       283     (287)      (4)

1290 VT REAL ESTATE....................................       B         125      (156)     (31)      245     (240)       5

1290 VT SMALL CAP VALUE................................       B          13        --       13        --       --       --

1290 VT SMARTBETA EQUITY...............................       B         112       (21)      91        28       (9)      19

1290 VT SOCIALLY RESPONSIBLE...........................       B         227       (40)     187        43      (24)      19

7TWELVE/TM/ BALANCED PORTFOLIO.........................    CLASS 4      286    (1,136)    (850)      360   (1,177)    (817)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............    CLASS B       12       (42)     (30)       12      (46)     (34)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................    CLASS B       48       (22)      26        57      (18)      39

AB VPS GROWTH AND INCOME PORTFOLIO.....................    CLASS B      491       (57)     434       104      (45)      59

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................    CLASS B       96      (160)     (64)      135     (145)     (10)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................    CLASS B      119       (82)      37       156      (64)      92

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................    CLASS B      147       (62)      85       101      (34)      67

ALL ASSET GROWTH-ALT 20................................       A          92      (173)     (81)      812     (160)     652
ALL ASSET GROWTH-ALT 20................................       B         142      (150)      (8)    1,315     (162)   1,153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......   CLASS III      142      (50)       92      138      (28)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........   CLASS II       253      (63)      190      280      (91)      189

AMERICAN CENTURY VP LARGE COMPANY VALUE................   CLASS II         4      (29)      (25)      12      (20)       (8)

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................    CLASS 4     2,357     (469)    1,888    1,765     (163)    1,602

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......    CLASS 4       353     (876)     (523)     673     (654)       19

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................    CLASS 4       552     (219)      333      258      (55)      203

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................    CLASS 4       306     (118)      188      232     (121)      111

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................    CLASS 4       711     (117)      594      417      (55)      362

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................    CLASS 4       255      (46)      209      177      (32)      145

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...................................   CLASS P-2       65     (118)      (53)     152      (74)       78

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...    CLASS 4     1,053     (427)      626    1,150     (553)      597

AXA 400 MANAGED VOLATILITY.............................       B          166     (668)     (502)     269     (635)     (366)

AXA 500 MANAGED VOLATILITY.............................       B          333   (1,615)   (1,282)     455   (1,704)   (1,249)

AXA 2000 MANAGED VOLATILITY............................       B          329     (685)     (356)     287     (678)     (391)

AXA AGGRESSIVE ALLOCATION..............................       A           55     (103)      (48)      39     (112)      (73)
AXA AGGRESSIVE ALLOCATION..............................       B          320     (169)      151      374      (90)      284

AXA AGGRESSIVE STRATEGY................................       B       29,016  (18,742)   10,274   37,571   (7,216)   30,355

AXA BALANCED STRATEGY..................................       B       12,875  (26,338)  (13,463)  15,796  (14,972)      824

AXA CONSERVATIVE GROWTH STRATEGY.......................       B        7,526  (17,839)  (10,313)   9,607  (10,180)     (573)

AXA CONSERVATIVE STRATEGY..............................       B       10,641  (20,183)   (9,542)   9,209  (18,252)   (9,043)

AXA GLOBAL EQUITY MANAGED VOLATILITY...................       A           13      (65)      (52)      23      (77)      (54)
AXA GLOBAL EQUITY MANAGED VOLATILITY...................       B           21      (83)      (62)      48      (55)       (7)

AXA GROWTH STRATEGY....................................       B       21,682  (22,835)   (1,153)  29,158  (11,019)   18,139

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       A           52      (49)        3       70      (72)       (2)
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       B           84     (138)      (54)      55     (109)      (54)

AXA INTERNATIONAL MANAGED VOLATILITY...................       B          647   (1,450)     (803)     299   (1,983)   (1,684)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............       A            6      (50)      (44)      23      (52)      (29)

AXA LARGE CAP CORE MANAGED VOLATILITY..................       B           17     (103)      (86)      90     (112)      (22)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY................       A            35     (74)      (39)      40      (59)      (19)
AXA LARGE CAP GROWTH MANAGED VOLATILITY................       B            52    (150)      (98)      64     (129)      (65)

AXA LARGE CAP VALUE MANAGED VOLATILITY.................       A            63     (71)       (8)      97      (83)       14
AXA LARGE CAP VALUE MANAGED VOLATILITY.................       B            47    (174)     (127)      61     (138)      (77)

AXA MID CAP VALUE MANAGED VOLATILITY...................       A            42     (30)       12       50      (37)       13
AXA MID CAP VALUE MANAGED VOLATILITY...................       B            19     (94)      (75)      59      (85)      (26)

AXA MODERATE ALLOCATION................................       A           887    (850)       37      666     (865)     (199)
AXA MODERATE ALLOCATION................................       B         1,663    (398)    1,265    1,350     (537)      813

AXA MODERATE GROWTH STRATEGY...........................       B        19,854 (43,671)  (23,817)  25,909  (27,656)   (1,747)

AXA MODERATE-PLUS ALLOCATION...........................       A           137    (306)     (169)      86     (325)     (239)
AXA MODERATE-PLUS ALLOCATION...........................       B           876    (289)      587      751     (309)      442

AXA ULTRA CONSERVATIVE STRATEGY........................       B       105,796  (9,634)   96,162   12,478  (23,334)  (10,856)

AXA/AB DYNAMIC AGGRESSIVE GROWTH.......................       B         8,949     (67)    8,882       --       --        --

AXA/AB DYNAMIC GROWTH..................................       B        12,333  (1,247)   11,086   14,718     (961)   13,757

AXA/AB DYNAMIC MODERATE GROWTH.........................       B        12,169 (30,632)  (18,463)  15,338  (16,648)   (1,310)

AXA/AB SHORT DURATION GOVERNMENT BOND..................       B           169     (51)      118       97      (56)       41

AXA/AB SMALL CAP GROWTH................................       A           249    (359)     (110)     284     (175)      109
AXA/AB SMALL CAP GROWTH................................       B           419    (183)      236      250     (124)      126

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................       B           276    (666)     (390)     157     (768)     (611)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       A            57    (802)     (745)     785      (53)      732
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       B            51     (71)      (20)      40      (72)      (32)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       A             3     (35)      (32)      11      (30)      (19)
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       B            46    (115)      (69)     101     (115)      (14)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       A            24     (98)      (74)      45     (115)      (70)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       B            24     (78)      (54)      27      (52)      (25)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION.................       B         8,560    (724)    7,836   12,655     (292)   12,363

AXA/INVESCO STRATEGIC ALLOCATION.......................       B         4,124    (553)    3,571    5,863     (399)    5,464

AXA/JANUS ENTERPRISE...................................       A           234    (235)       (1)     240     (305)      (65)
AXA/JANUS ENTERPRISE...................................       B           272    (174)       98      249     (189)       60

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/JPMORGAN STRATEGIC ALLOCATION.........................       B        7,302      (60)   7,242        --       --       --

AXA/LEGG MASON STRATEGIC ALLOCATION.......................       B        4,887     (216)   4,671     5,798     (126)   5,672

AXA/LOOMIS SAYLES GROWTH..................................       A          378     (254)     124       612     (207)     405
AXA/LOOMIS SAYLES GROWTH..................................       B          554     (248)     306       581     (137)     444

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       A            3      (28)     (25)        5      (25)     (20)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       B          108     (251)    (143)      108     (213)    (105)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      993   (1,487)    (494)    1,368   (1,085)     283

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND................   CLASS III      759     (316)     443       194     (172)      22

CHARTER/SM/ AGGRESSIVE GROWTH.............................       B          263     (143)     120       126      (94)      32

CHARTER/SM/ CONSERVATIVE..................................       B          746     (557)     189       672     (652)      20

CHARTER/SM/ GROWTH........................................       B          332      (84)     248       167     (217)     (50)

CHARTER/SM/ MODERATE......................................       B          469     (362)     107     1,060     (362)     698

CHARTER/SM/ MODERATE GROWTH...............................       B          927     (359)     568       421     (422)      (1)

CHARTER/SM/ MULTI-SECTOR BOND.............................       B            8      (36)     (28)       17      (28)     (11)

CHARTER/SM/ SMALL CAP GROWTH..............................       B          249     (304)     (55)      219     (195)      24

CHARTER/SM/ SMALL CAP VALUE...............................       B          400     (237)     163       172     (507)    (335)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..........   CLASS II       337     (503)    (166)      632     (454)     178

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO...............   CLASS II       187      (75)     112       306      (62)     244

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..........   CLASS II       537     (268)     269       552     (175)     377

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II        47      (16)      31        79      (37)      42

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES................. SERVICE CLASS    349     (188)     161       517     (178)     339

DELAWARE VIP(R) EMERGING MARKETS SERIES................... SERVICE CLASS    229      (57)     172       223      (78)     145

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.... SERVICE CLASS    263     (284)     (21)      288     (175)     113

EATON VANCE VT FLOATING-RATE INCOME FUND.................. INITIAL CLASS  2,263     (522)   1,741       911     (213)     698

EQ/AMERICAN CENTURY MID CAP VALUE.........................       B        7,023     (135)   6,888        --       --       --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          318     (812)    (494)      440     (624)    (184)
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          422     (127)     295       441     (186)     255

EQ/CAPITAL GUARDIAN RESEARCH..............................       A           27      (84)     (57)       70      (96)     (26)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B           12      (55)     (43)       50      (61)     (11)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             2018                        2017
                                                  --------------------------  --------------------------
                                                                      NET                         NET
                                                   UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                  ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                    SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                    ------------- ------- -------- ---------- ------- -------- ----------

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       A           97      (11)       86        9      (13)      (4)
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       B           12      (22)      (10)      20      (53)     (33)

EQ/COMMON STOCK INDEX..............       A          271     (173)       98      421     (122)     299
EQ/COMMON STOCK INDEX..............       B          587     (122)      465      348     (139)     209

EQ/CORE BOND INDEX.................       B        2,744   (5,547)   (2,803)   3,944   (3,800)     144

EQ/EMERGING MARKETS EQUITY PLUS....       B          407     (279)      128      456     (265)     191

EQ/EQUITY 500 INDEX................       A        1,201     (985)      216    2,100     (818)   1,282
EQ/EQUITY 500 INDEX................       B        2,260     (500)    1,760    2,278     (390)   1,888

EQ/FIDELITY INSTITUTIONAL AM/SM/
 LARGE CAP.........................       B        8,234     (218)    8,016       --       --       --

EQ/FRANKLIN RISING DIVIDENDS.......       B        5,289     (135)    5,154       --       --       --

EQ/FRANKLIN STRATEGIC INCOME.......       B        4,541     (119)    4,422       --       --       --

EQ/GLOBAL BOND PLUS................       A           47      (88)      (41)      55     (115)     (60)
EQ/GLOBAL BOND PLUS................       B           36     (107)      (71)      45      (50)      (5)

EQ/GOLDMAN SACHS MID CAP VALUE.....       B        1,286      (35)    1,251       --       --       --

EQ/INTERMEDIATE GOVERNMENT BOND....       B        1,555   (2,645)   (1,090)   1,584   (1,758)    (174)

EQ/INTERNATIONAL EQUITY INDEX......       A          460     (404)       56      609     (362)     247
EQ/INTERNATIONAL EQUITY INDEX......       B          576     (465)      111      648     (176)     472

EQ/INVESCO COMSTOCK................       A          612     (188)      424      152     (169)     (17)
EQ/INVESCO COMSTOCK................       B           36     (118)      (82)      64      (92)     (28)

EQ/INVESCO GLOBAL REAL ESTATE......       B        4,742     (151)    4,591       --       --       --

EQ/INVESCO INTERNATIONAL GROWTH....       B        3,604     (113)    3,491       --       --       --

EQ/IVY ENERGY......................       B        3,398     (150)    3,248       --       --       --

EQ/IVY MID CAP GROWTH..............       B        2,395      (49)    2,346       --       --       --

EQ/IVY SCIENCE AND TECHNOLOGY......       B        3,841      (61)    3,780       --       --       --

EQ/JPMORGAN VALUE OPPORTUNITIES....       A           93     (111)      (18)     151     (133)      18
EQ/JPMORGAN VALUE OPPORTUNITIES....       B           73      (78)       (5)     110      (59)      51

EQ/LARGE CAP GROWTH INDEX..........       A          252     (236)       16      447     (174)     273
EQ/LARGE CAP GROWTH INDEX..........       B          530     (224)      306      515     (111)     404

EQ/LARGE CAP VALUE INDEX...........       A          183     (205)      (22)     358     (140)     218

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP VALUE INDEX...............................        B           386      (98)      288      388     (116)      272

EQ/LAZARD EMERGING MARKETS EQUITY......................        B         8,039     (208)    7,831       --       --        --

EQ/MFS INTERNATIONAL GROWTH............................        A           570     (211)      359      431     (209)      222
EQ/MFS INTERNATIONAL GROWTH............................        B           517     (197)      320      391     (208)      183

EQ/MFS INTERNATIONAL VALUE.............................        B        13,868     (375)   13,493       --       --        --

EQ/MFS TECHNOLOGY......................................        B         1,144      (76)    1,068       --       --        --

EQ/MFS UTILITIES SERIES................................        B         3,148     (100)    3,048       --       --        --

EQ/MID CAP INDEX.......................................        A           493     (499)       (6)     489     (595)     (106)
EQ/MID CAP INDEX.......................................        B           682     (169)      513      565     (168)      397

EQ/MONEY MARKET........................................        A         5,707   (5,736)      (29)   4,821   (7,476)   (2,655)
EQ/MONEY MARKET........................................        B         9,697   (9,868)     (171)   7,210   (7,560)     (350)

EQ/OPPENHEIMER GLOBAL..................................        A           563     (849)     (286)     926     (296)      630
EQ/OPPENHEIMER GLOBAL..................................        B           614     (177)      437      311     (253)       58

EQ/PIMCO GLOBAL REAL RETURN............................        B           709     (291)      418      983     (309)      674

EQ/PIMCO REAL RETURN...................................        B         4,511     (146)    4,365       --       --        --

EQ/PIMCO TOTAL RETURN..................................        B        14,893     (372)   14,521       --       --        --

EQ/PIMCO ULTRA SHORT BOND..............................        A           856     (563)      293      556     (757)     (201)
EQ/PIMCO ULTRA SHORT BOND..............................        B         1,051     (135)      916      427     (232)      195

EQ/QUALITY BOND PLUS...................................        B           659     (867)     (208)     425     (246)      179

EQ/SMALL COMPANY INDEX.................................        A           496     (255)      241      408     (601)     (193)
EQ/SMALL COMPANY INDEX.................................        B           467     (346)      121      391     (114)      277

EQ/T. ROWE PRICE GROWTH STOCK..........................        A           771     (901)     (130)   1,226     (453)      773
EQ/T. ROWE PRICE GROWTH STOCK..........................        B         1,289     (462)      827    1,010     (426)      584

EQ/T. ROWE PRICE HEALTH SCIENCES.......................        B         5,415     (112)    5,303       --       --        --

EQ/UBS GROWTH & INCOME.................................        B            45     (184)     (139)     102     (165)      (63)

FEDERATED HIGH INCOME BOND FUND II.....................  SERVICE CLASS     639     (453)      186      577     (260)      317

FEDERATED KAUFMANN FUND II.............................  SERVICE CLASS     423      (63)      360      194      (46)      148

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........ SERVICE CLASS 2      4      (19)      (15)      10       (8)        2

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................. SERVICE CLASS 2     --      (36)      (36)      25       (3)       22

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         9      (7)        2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         5      (8)       (3)

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................. SERVICE CLASS 2      9      (15)      (6)        6     (10)       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO...................... SERVICE CLASS 2    544     (444)     100       731    (363)      368

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............. SERVICE CLASS 2  2,260   (1,035)   1,225     2,274    (682)    1,592

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..........     CLASS I        119      (91)      28       172     (78)       94

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.............................................     CLASS I        632     (647)     (15)    1,048    (474)      574

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND............     CLASS 2        935     (153)     782       221    (188)       33

FRANKLIN INCOME VIP FUND...............................     CLASS 2        791     (730)      61     1,052    (715)      337

FRANKLIN MUTUAL SHARES VIP FUND........................     CLASS 2         66     (176)    (110)      135    (116)       19

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES      90      (66)      24        81     (50)       31

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES       2       (4)      (2)        4     (26)      (22)

HARTFORD CAPITAL APPRECIATION HLS FUND.................       IC           229     (170)      59       334    (128)      206

HARTFORD GROWTH OPPORTUNITIES HLS FUND.................       IC           515     (304)     211       410    (311)       99

INVESCO V.I. AMERICAN FRANCHISE FUND...................    SERIES II         5       (3)       2         3      (6)       (3)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.............    SERIES II       191     (199)      (8)      276    (196)       80

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................    SERIES II       219     (717)    (498)      647    (422)      225

INVESCO V.I. EQUITY AND INCOME FUND....................    SERIES II       255      (80)     175       448     (47)      401

INVESCO V.I. HEALTH CARE FUND..........................    SERIES II       165      (63)     102        99     (45)       54

INVESCO V.I. HIGH YIELD FUND...........................    SERIES II     1,102   (1,138)     (36)      725    (642)       83

INVESCO V.I. MID CAP CORE EQUITY FUND..................    SERIES II        49      (67)     (18)       70     (88)      (18)

INVESCO V.I. SMALL CAP EQUITY FUND.....................    SERIES II       231      (87)     144       206    (106)      100

IVY VIP ASSET STRATEGY.................................    CLASS II        229     (355)    (126)      200    (596)     (396)

IVY VIP GLOBAL EQUITY INCOME...........................    CLASS II         26     (114)     (88)       45    (120)      (75)

IVY VIP HIGH INCOME....................................    CLASS II        528     (911)    (383)      858    (645)      213

IVY VIP NATURAL RESOURCES..............................    CLASS II        133     (298)    (165)      191    (271)      (80)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        954     (557)     397       163    (166)       (3)

JANUS HENDERSON BALANCED PORTFOLIO..................... SERVICE SHARES   2,785     (402)   2,383     1,439    (286)    1,153

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO................ SERVICE SHARES     475     (579)    (104)      843    (292)      551

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                          -------------- ------- -------- ---------- ------- -------- ----------

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO............ SERVICE SHARES    190     (127)       63      189     (66)      123

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.....    CLASS 2        573     (220)      353      471     (90)      381

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO........    CLASS 2        651     (157)      494      531    (122)      409

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO......   VC SHARES     2,232   (1,040)    1,192    2,232    (667)    1,565

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.......   VC SHARES         7      (39)      (32)      11     (33)      (22)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO   VC SHARES        12      (50)      (38)      48     (71)      (23)

MFS(R) INVESTORS TRUST SERIES............................ SERVICE CLASS     126     (116)       10      158     (84)       74

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.... SERVICE CLASS      54     (103)      (49)     124     (86)       38

MFS(R) RESEARCH SERIES................................... SERVICE CLASS      51      (18)       33       54     (32)       22

MFS(R) VALUE SERIES...................................... SERVICE CLASS     593     (197)      396      753    (140)      613

MULTIMANAGER AGGRESSIVE EQUITY...........................       B           108     (108)       --       61    (101)      (40)

MULTIMANAGER CORE BOND...................................       B           803   (1,810)   (1,007)   1,231    (480)      751

MULTIMANAGER MID CAP GROWTH..............................       B           686     (297)      389      135    (137)       (2)

MULTIMANAGER MID CAP VALUE...............................       B           301     (346)      (45)      77    (422)     (345)

MULTIMANAGER TECHNOLOGY..................................       B         1,075     (485)      590      714    (238)      476

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO..........    CLASS S         85      (70)       15      102     (68)       34

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...............................................    CLASS S         75      (25)       50       65     (32)       33

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......... ADVISOR CLASS     518     (348)      170      367    (499)     (132)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................... ADVISOR CLASS     131     (273)     (142)     251    (247)        4

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)..... ADVISOR CLASS     161      (67)       94      173     (20)      153

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.... ADVISOR CLASS      38      (30)        8       33     (26)        7

PIMCO INCOME PORTFOLIO................................... ADVISOR CLASS      41       --        41       --      --        --

PROFUND VP BEAR.......................................... COMMON SHARES     574     (543)       31       27     (49)      (22)

PROFUND VP BIOTECHNOLOGY................................. COMMON SHARES      95     (217)     (122)     143    (261)     (118)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

PUTNAM VT DIVERSIFIED INCOME FUND.........................    CLASS B     1,456     (572)     884       330     (108)     222

PUTNAM VT GLOBAL ASSET ALLOCATION FUND....................    CLASS B       109      (89)      20       168       (7)     161

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND................    CLASS B        82      (76)       6        73      (39)      34

PUTNAM VT RESEARCH FUND...................................    CLASS B        61       (4)      57        30       (5)      25

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO........   CLASS II        19      (27)      (8)       66      (40)      26

SEI VP BALANCED STRATEGY FUND.............................   CLASS III       98      (80)      18       232     (127)     105

SEI VP CONSERVATIVE STRATEGY FUND.........................   CLASS III      228     (259)     (31)      306     (377)     (71)

SEI VP MARKET GROWTH STRATEGY FUND........................   CLASS III       51      (55)      (4)       72     (133)     (61)

SEI VP MARKET PLUS STRATEGY FUND..........................   CLASS III      101      (28)      73        14      (14)      --

SEI VP MODERATE STRATEGY FUND.............................   CLASS III      148      (83)      65        92     (505)    (413)

T. ROWE PRICE EQUITY INCOME PORTFOLIO.....................   CLASS II       406      (59)     347       240      (41)     199

TEMPLETON DEVELOPING MARKETS VIP FUND.....................    CLASS 2       233     (238)      (5)      532   (1,097)    (565)

TEMPLETON FOREIGN VIP FUND................................    CLASS 2        52     (131)     (79)       61     (138)     (77)

TEMPLETON GLOBAL BOND VIP FUND............................    CLASS 2     1,186   (1,501)    (315)    1,289   (1,297)      (8)

TEMPLETON GROWTH VIP FUND.................................    CLASS 2         4      (23)     (19)        2      (16)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND........................    CLASS S       386     (644)    (258)      565     (932)    (367)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....... INITIAL CLASS     32      (18)      14        31      (22)       9

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc., ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open- ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Health Care Fund/(1)/
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Focus Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Energy
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Multi-Alternative Strategies
  .   1290 VT Natural Resources
  .   1290 VT Real Estate
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Franklin Strategic Income
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/Ivy Science and Technology
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Real Return
  .   EQ/PIMCO Total Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/T. Rowe Price Health Sciences
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Global Equity Income/(3)/
  .   Ivy VIP High Income
  .   Ivy VIP Natural Resources
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson Balanced Portfolio
  .   Janus Henderson Flexible Bond Portfolio
  .   Janus Henderson U.S. Low Volatility Portfolio

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Opportunities Portfolio (Unhedged)/(4)/
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Income Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Multi-Asset Absolute Return Fund/(5)/
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund
  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund

   (1)Formerly known as Invesco V.I. Global Healthcare Fund.
   (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.
   (3)Formerly known as Ivy VIP Dividend Opportunities.

   (4)Formerly known as PIMCO Global Bond Portfolio (Unhedged).
   (5)Formerly known as Putnam VT Absolute Return 500.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)



   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                                        PURCHASES     SALES
                                                                       ----------- -----------
1290 VT Convertible Securities........................................ $ 2,811,177 $   795,380
1290 VT DoubleLine Dynamic Allocation.................................   1,376,858   1,718,955
1290 VT DoubleLine Opportunistic Bond.................................   6,985,217   2,971,324
1290 VT Energy........................................................   1,068,725     840,075
1290 VT Equity Income.................................................  10,784,571   6,362,331
1290 VT GAMCO Mergers & Acquisitions..................................   3,307,178   2,442,512
1290 VT GAMCO Small Company Value.....................................  38,039,049  30,354,908
1290 VT High Yield Bond...............................................   4,678,473   3,247,979
1290 VT Low Volatility Global Equity..................................   1,310,044     358,856

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                               PURCHASES       SALES
                                                                             -------------- ------------
1290 VT Micro Cap........................................................... $       76,018 $      1,325
1290 VT Multi-Alternative Strategies........................................         14,471           12
1290 VT Natural Resources...................................................      1,850,170    1,216,259
1290 VT Real Estate.........................................................      1,888,810    1,995,275
1290 VT Small Cap Value.....................................................        123,871          130
1290 VT SmartBeta Equity....................................................      2,205,139      307,803
1290 VT Socially Responsible................................................      3,202,739      756,790
7Twelve/TM/ Balanced Portfolio..............................................      3,398,630   13,475,583
AB VPS Balanced Wealth Strategy Portfolio...................................        681,307      774,283
AB VPS Global Thematic Growth Portfolio.....................................        597,142      295,163
AB VPS Growth and Income Portfolio..........................................      7,179,689      825,011
AB VPS International Growth Portfolio.......................................      1,292,617    2,150,476
AB VPS Real Estate Investment Portfolio.....................................      1,644,582      982,811
AB VPS Small/Mid Cap Value Portfolio........................................      2,177,075      849,890
All Asset Growth-Alt 20.....................................................      5,253,601    4,993,261
ALPS | Red Rocks Listed Private Equity Portfolio............................      1,985,937      651,196
American Century VP Inflation Protection Fund...............................      2,704,537      715,590
American Century VP Large Company Value.....................................        254,115      639,209
American Funds Insurance Series(R) Asset Allocation Fund/SM/................     33,505,611    6,737,782
American Funds Insurance Series(R) Bond Fund/SM/............................      4,382,234    9,216,076
American Funds Insurance Series(R) Global Growth Fund/SM/...................      8,175,240    2,999,395
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....      5,002,583    1,937,745
American Funds Insurance Series(R) Growth-Income Fund/SM/...................     11,218,704    1,924,509
American Funds Insurance Series(R) International Growth and Income Fund/SM/.      2,877,302      575,459
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...      1,251,029    1,712,304
American Funds Insurance Series(R) New World Fund(R)........................     14,093,735    5,684,139
AXA 400 Managed Volatility..................................................      9,028,805   15,896,853
AXA 500 Managed Volatility..................................................     12,125,415   39,070,398
AXA 2000 Managed Volatility.................................................     11,371,111   16,773,721
AXA Aggressive Allocation...................................................      6,981,053    4,350,592
AXA Aggressive Strategy.....................................................    574,234,490  341,313,856
AXA Balanced Strategy.......................................................    284,005,590  421,324,093
AXA Conservative Growth Strategy............................................    144,339,993  258,350,833
AXA Conservative Strategy...................................................    142,423,797  240,862,101
AXA Global Equity Managed Volatility........................................      2,207,194    3,765,131
AXA Growth Strategy.........................................................    499,832,813  442,062,304
AXA International Core Managed Volatility...................................      2,183,142    2,884,295
AXA International Managed Volatility........................................      9,902,885   19,087,871
AXA International Value Managed Volatility..................................        116,496      639,965
AXA Large Cap Core Managed Volatility.......................................      1,223,384    2,513,548
AXA Large Cap Growth Managed Volatility.....................................      4,693,826    6,891,595
AXA Large Cap Value Managed Volatility......................................      3,951,688    5,363,658
AXA Mid Cap Value Managed Volatility........................................      3,001,118    3,432,817
AXA Moderate Allocation.....................................................     39,897,464   18,670,743
AXA Moderate Growth Strategy................................................    533,684,663  768,718,037
AXA Moderate-Plus Allocation................................................     16,387,016    9,131,829
AXA Ultra Conservative Strategy.............................................  1,051,823,845   99,828,725
AXA/AB Dynamic Aggressive Growth............................................     91,491,550    1,154,217
AXA/AB Dynamic Growth.......................................................    144,079,029   21,705,709
AXA/AB Dynamic Moderate Growth..............................................    215,538,337  431,091,509
AXA/AB Short Duration Government Bond.......................................      1,646,636      511,157
AXA/AB Small Cap Growth.....................................................     25,953,032   16,783,130
AXA/ClearBridge Large Cap Growth............................................     10,112,452   14,850,000

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                            PURCHASES      SALES
                                                                           ------------ -----------
AXA/Franklin Balanced Managed Volatility.................................. $  3,119,800 $13,420,998
AXA/Franklin Small Cap Value Managed Volatility...........................    2,167,543   2,953,275
AXA/Franklin Templeton Allocation Managed Volatility......................    3,447,784   2,847,343
AXA/Goldman Sachs Strategic Allocation....................................   97,210,514  14,579,115
AXA/Invesco Strategic Allocation..........................................   45,906,643   9,142,895
AXA/Janus Enterprise......................................................   11,387,935   9,259,008
AXA/JPMorgan Strategic Allocation.........................................   74,148,099   1,005,098
AXA/Legg Mason Strategic Allocation.......................................   57,949,908   4,493,613
AXA/Loomis Sayles Growth .................................................   27,336,429  12,325,417
AXA/Templeton Global Equity Managed Volatility............................    3,506,701   3,895,780
BlackRock Global Allocation V.I. Fund.....................................   18,189,404  20,296,961
BlackRock Large Cap Focus Growth V.I. Fund................................   29,290,244   9,999,003
Charter/SM/ Aggressive Growth.............................................    3,198,961   1,695,718
Charter/SM/ Conservative..................................................    8,835,558   6,318,353
Charter/SM/ Growth........................................................    4,222,176   1,117,045
Charter/SM/ Moderate......................................................    6,186,176   4,388,136
Charter/SM/ Moderate Growth...............................................   11,108,966   4,332,853
Charter/SM/ Multi-Sector Bond.............................................      156,083     468,094
Charter/SM/ Small Cap Growth..............................................    4,064,469   3,528,156
Charter/SM/ Small Cap Value...............................................    9,050,235   5,571,632
ClearBridge Variable Aggressive Growth Portfolio..........................    7,561,666   6,685,541
ClearBridge Variable Appreciation Portfolio...............................    3,190,639   1,164,489
ClearBridge Variable Dividend Strategy Portfolio..........................    9,155,846   3,949,034
ClearBridge Variable Mid Cap Portfolio....................................      636,959     255,554
Delaware VIP(R) Diversified Income Series.................................    4,048,765   2,128,659
Delaware VIP(R) Emerging Markets Series...................................    2,731,598     675,042
Delaware VIP(R) Limited-Term Diversified Income Series....................    2,846,979   2,939,658
Eaton Vance VT Floating-Rate Income Fund..................................   25,850,738   6,111,809
EQ/American Century Mid Cap Value.........................................  143,811,202   3,123,438
EQ/BlackRock Basic Value Equity...........................................   25,689,018  20,692,082
EQ/Capital Guardian Research..............................................    3,302,997   4,074,149
EQ/ClearBridge Select Equity Managed Volatility...........................    3,071,964     621,343
EQ/Common Stock Index.....................................................   18,663,067   6,980,985
EQ/Core Bond Index........................................................   33,846,948  62,648,242
EQ/Emerging Markets Equity PLUS...........................................    4,357,323   2,860,611
EQ/Equity 500 Index.......................................................   75,144,589  37,028,463
EQ/Fidelity Institutional AM/SM/ Large Cap................................  175,809,025   4,927,467
EQ/Franklin Rising Dividends..............................................   84,089,620   2,357,898
EQ/Franklin Strategic Income..............................................   59,494,085   1,698,662
EQ/Global Bond PLUS.......................................................      992,180   2,174,643
EQ/Goldman Sachs Mid Cap Value............................................   27,551,443     803,846
EQ/Intermediate Government Bond...........................................   16,805,744  28,191,198
EQ/International Equity Index.............................................   13,256,939  10,764,135
EQ/Invesco Comstock.......................................................   17,826,579   7,364,294
EQ/Invesco Global Real Estate.............................................   70,168,186   2,447,662
EQ/Invesco International Growth...........................................   45,892,862   1,512,394
EQ/Ivy Energy.............................................................   32,801,731   1,205,262
EQ/Ivy Mid Cap Growth.....................................................   63,841,470   1,412,158
EQ/Ivy Science and Technology.............................................   90,688,115   1,708,043
EQ/JPMorgan Value Opportunities...........................................    5,661,830   4,959,414
EQ/Large Cap Growth Index.................................................   20,279,208  11,242,926
EQ/Large Cap Value Index..................................................   11,710,112   6,492,724
EQ/Lazard Emerging Markets Equity.........................................   83,082,334   2,400,239
EQ/MFS International Growth...............................................   21,360,316   7,083,166

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                               PURCHASES      SALES
                                                              ------------ ------------
EQ/MFS International Value................................... $228,177,028 $  6,845,868
EQ/MFS Technology............................................   39,607,432    2,550,160
EQ/MFS Utilities Series......................................   53,895,983    1,669,915
EQ/Mid Cap Index.............................................   30,066,655   17,016,528
EQ/Money Market..............................................  146,600,448  148,847,789
EQ/Oppenheimer Global........................................   22,430,950   22,002,625
EQ/PIMCO Global Real Return..................................    8,062,534    3,355,388
EQ/PIMCO Real Return.........................................   50,397,544    1,771,974
EQ/PIMCO Total Return........................................  169,064,471    4,743,375
EQ/PIMCO Ultra Short Bond....................................   19,420,609    7,132,364
EQ/Quality Bond PLUS.........................................    9,279,432   11,205,916
EQ/Small Company Index.......................................   25,998,872   12,100,123
EQ/T. Rowe Price Growth Stock................................   60,712,615   38,721,133
EQ/T. Rowe Price Health Sciences.............................  165,389,979    3,845,479
EQ/UBS Growth & Income.......................................    1,067,105    1,509,933
Federated High Income Bond Fund II...........................    8,696,635    5,328,136
Federated Kaufmann Fund II...................................    7,040,298    1,133,766
Fidelity(R) VIP Asset Manager: Growth Portfolio..............      119,345      340,915
Fidelity(R) VIP Freedom 2015 Portfolio.......................       30,614      528,256
Fidelity(R) VIP Freedom 2020 Portfolio.......................      361,164       85,840
Fidelity(R) VIP Freedom 2025 Portfolio.......................      370,251       91,515
Fidelity(R) VIP Freedom 2030 Portfolio.......................      167,677      257,743
Fidelity(R) VIP Mid Cap Portfolio............................   16,868,660   10,461,680
Fidelity(R) VIP Strategic Income Portfolio...................   31,257,485   14,454,401
First Trust Multi Income Allocation Portfolio................    1,380,303    1,033,037
First Trust/Dow Jones Dividend & Income Allocation Portfolio.    9,686,615    9,783,993
Franklin Founding Funds Allocation VIP Fund..................   14,237,497    2,586,497
Franklin Income VIP Fund.....................................   14,490,429   11,564,637
Franklin Mutual Shares VIP Fund..............................    1,675,011    3,141,542
Guggenheim VIF Global Managed Futures Strategy Fund..........      765,950      599,038
Guggenheim VIF Multi-Hedge Strategies Fund...................       20,918       52,639
Hartford Capital Appreciation HLS Fund.......................    4,895,552    2,385,266
Hartford Growth Opportunities HLS Fund.......................   13,189,201    5,304,984
Invesco V.I. American Franchise Fund.........................      175,107       94,777
Invesco V.I. Balanced-Risk Allocation Fund...................    3,190,481    2,338,940
Invesco V.I. Diversified Dividend Fund.......................    8,391,986   15,361,788
Invesco V.I. Equity and Income Fund..........................    4,055,060    1,153,744
Invesco V.I. Health Care Fund................................    2,464,309      778,938
Invesco V.I. High Yield Fund.................................   14,939,236   13,937,810
Invesco V.I. Mid Cap Core Equity Fund........................    2,674,903    1,367,268
Invesco V.I. Small Cap Equity Fund...........................    5,069,396    2,015,798
Ivy VIP Asset Strategy.......................................    4,692,805    4,759,045
Ivy VIP Global Equity Income.................................    1,907,252    2,377,634
Ivy VIP High Income..........................................   17,502,861   17,591,345
Ivy VIP Natural Resources....................................    1,042,370    2,375,082
Ivy VIP Small Cap Growth.....................................   21,442,555    9,812,371
Janus Henderson Balanced Portfolio...........................   38,786,145    6,078,522
Janus Henderson Flexible Bond Portfolio......................    5,518,247    6,230,533
Janus Henderson U.S. Low Volatility Portfolio................    2,913,213    1,896,763
JPMorgan Insurance Trust Global Allocation Portfolio.........    6,762,233    2,783,827
JPMorgan Insurance Trust Income Builder Portfolio............    7,327,003    1,974,064
Lord Abbett Series Fund -- Bond Debenture Portfolio..........   36,613,087   15,406,466
Lord Abbett Series Fund -- Classic Stock Portfolio...........      807,354      738,021
Lord Abbett Series Fund -- Growth Opportunities Portfolio....    1,178,661      936,136

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                                 PURCHASES     SALES
                                                                ----------- -----------
MFS(R) Investors Trust Series.................................. $ 2,597,415 $ 2,523,438
MFS(R) Massachusetts Investors Growth Stock Portfolio..........   2,278,252   2,773,519
MFS(R) Research Series.........................................     990,892     296,720
MFS(R) Value Series............................................   9,882,258   2,882,208
Multimanager Aggressive Equity.................................   6,103,885   4,556,119
Multimanager Core Bond.........................................  13,991,295  26,056,138
Multimanager Mid Cap Growth....................................  20,719,188   7,905,298
Multimanager Mid Cap Value.....................................   8,140,185   8,379,908
Multimanager Technology........................................  25,983,138  11,391,841
Neuberger Berman International Equity Portfolio................     933,442     813,241
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio.     786,787     267,241
PIMCO CommodityRealReturn(R) Strategy Portfolio................   3,933,121   2,557,602
PIMCO Emerging Markets Bond Portfolio..........................   2,347,821   3,864,766
PIMCO Global Bond Opportunities Portfolio (Unhedged)...........   1,945,840     718,474
PIMCO Global Multi-Asset Managed Allocation Portfolio..........     574,849     364,764
PIMCO Income Portfolio.........................................     415,075         338
ProFund VP Bear................................................   1,277,829   1,206,085
ProFund VP Biotechnology.......................................   3,292,296   7,919,411
Putnam VT Diversified Income Fund..............................  15,636,149   6,111,764
Putnam VT Global Asset Allocation Fund.........................   1,680,674   1,082,589
Putnam VT Multi-Asset Absolute Return Fund.....................     917,592     789,299
Putnam VT Research Fund........................................     801,121      65,872
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.............     267,514     318,076
SEI VP Balanced Strategy Fund..................................   1,372,767     996,931
SEI VP Conservative Strategy Fund..............................   2,711,507   2,851,762
SEI VP Market Growth Strategy Fund.............................     782,553     703,439
SEI VP Market Plus Strategy Fund...............................   1,254,449     360,042
SEI VP Moderate Strategy Fund..................................   2,034,951   1,011,068
T. Rowe Price Equity Income Portfolio..........................   6,224,025     894,520
Templeton Developing Markets VIP Fund..........................   3,002,915   2,927,345
Templeton Foreign VIP Fund.....................................     882,519   1,715,782
Templeton Global Bond VIP Fund.................................  12,961,778  19,601,807
Templeton Growth VIP Fund......................................     246,312     402,154
VanEck VIP Global Hard Assets Fund.............................   2,955,265   5,355,555
VanEck VIP Unconstrained Emerging Markets Bond Fund............     377,867     194,525

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)

   and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, 1290 VT Natural Resources, 1290 VT Real Estate, AXA/AB Dynamic Aggressive Growth, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/ Mid Cap Index and EQ/Small Company Index as well as a portion of AXA Large Cap Value Managed Volatility, EQ/ Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND EQ/AMERICAN CENTURY MID
                                                                       CAP VALUE
------------------------------------------------------------------------------------------------
Share Class                     CLASS II                               CLASS B
Shares                             6,838,886                              6,838,886
Net Asset Value                 $      20.52                           $      20.52
Net Assets Before Substitution  $140,333,940                           $         --
Net Assets After Substitution   $         --                           $140,333,940
Realized Gain                   $  3,692,050
------------------------------------------------------------------------------------------------

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS 2                         CLASS B
Shares                             4,994,898                               4,994,898
Net Asset Value                 $      34.69                            $      34.69
Net Assets Before Substitution  $173,273,002                            $         --
Net Assets After Substitution   $         --                            $173,273,002
Realized Gain                   $  8,747,063
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN RISING DIVIDENDS VIP FUND      EQ/FRANKLIN RISING DIVIDENDS
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             2,997,007                               2,997,007
Net Asset Value                 $      27.02                            $      27.02
Net Assets Before Substitution  $ 80,974,037                            $         --
Net Assets After Substitution   $         --                            $ 80,974,037
Realized Gain                   $  2,872,247
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN STRATEGIC INCOME VIP FUND      EQ/FRANKLIN STRATEGIC INCOME
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             5,548,464                               5,548,464
Net Asset Value                 $      10.42                            $      10.42
Net Assets Before Substitution  $ 57,824,432                            $         --
Net Assets After Substitution   $         --                            $ 57,824,432
Realized Loss                   $ (3,259,661)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                          CLASS B
Shares                             1,631,102                               1,631,102
Net Asset Value                 $      16.69                            $      16.69
Net Assets Before Substitution  $ 27,223,099                            $         --
Net Assets After Substitution   $         --                            $ 27,223,099
Realized Loss                   $   (385,131)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL REAL ESTATE FUND    EQ/INVESCO GLOBAL REAL ESTATE
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             4,550,998                               4,550,998
Net Asset Value                 $      15.23                            $      15.23
Net Assets Before Substitution  $ 69,311,696                            $         --
Net Assets After Substitution   $         --                            $ 69,311,696
Realized Loss                   $ (4,069,876)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. INTERNATIONAL GROWTH FUND  EQ/INVESCO INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             1,313,147                               1,313,147
Net Asset Value                 $      34.38                            $      34.38
Net Assets Before Substitution  $ 45,145,982                            $         --
Net Assets After Substitution   $         --                            $ 45,145,982
Realized Gain                   $     21,414
----------------------------------------------------------------------------------------------------------

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                       EQ/IVY ENERGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,503,081                           5,503,081
Net Asset Value                 $          5.72                      $         5.72
Net Assets Before Substitution  $    31,473,771                      $           --
Net Assets After Substitution   $            --                      $   31,473,771
Realized Loss                   $    (1,152,224)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP MID CAP GROWTH               EQ/IVY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,161,590                           5,161,590
Net Asset Value                 $         12.14                      $        12.14
Net Assets Before Substitution  $    62,672,021                      $           --
Net Assets After Substitution   $            --                      $   62,672,021
Realized Gain                   $     8,759,129
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP SCIENCE AND TECHNOLOGY       EQ/IVY SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                3,065,415                           3,065,415
Net Asset Value                 $         28.96                      $        28.96
Net Assets Before Substitution  $    88,786,081                      $           --
Net Assets After Substitution   $            --                      $   88,786,081
Realized Gain                   $    12,947,250
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT EMERGING           EQ/LAZARD EMERGING MARKETS
                                MARKETS EQUITY PORTFOLIO             EQUITY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                       CLASS B
Shares                                4,204,821                           4,204,821
Net Asset Value                 $         19.44                      $        19.44
Net Assets Before Substitution  $    81,741,720                      $           --
Net Assets After Substitution   $            --                      $   81,741,720
Realized Loss                   $    (4,550,394)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                8,724,199                           8,724,199
Net Asset Value                 $         25.69                      $        25.69
Net Assets Before Substitution  $   224,124,665                      $           --
Net Assets After Substitution   $            --                      $  224,124,665
Realized Gain                   $    21,786,071
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO          EQ/MFS TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                2,094,304                           2,094,304
Net Asset Value                 $         18.36                      $        18.36
Net Assets Before Substitution  $    38,451,421                      $           --
Net Assets After Substitution   $            --                      $   38,451,421
Realized Gain                   $     8,713,486
----------------------------------------------------------------------------------------------------

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                 EQ/MFS UTILITIES SERIES
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                           CLASS B
Shares                             1,748,362                               1,748,362
Net Asset Value                 $      29.84                            $      29.84
Net Assets Before Substitution  $ 52,171,124                            $         --
Net Assets After Substitution   $         --                            $ 52,171,124
Realized Gain                   $    522,808
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO REAL RETURN PORTFOLIO             EQ/PIMCO REAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                             4,166,705                               4,166,705
Net Asset Value                 $      11.87                            $      11.87
Net Assets Before Substitution  $ 49,458,788                            $         --
Net Assets After Substitution   $         --                            $ 49,458,788
Realized Loss                   $ (4,467,041)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO TOTAL RETURN PORTFOLIO            EQ/PIMCO TOTAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                            15,637,293                              15,637,293
Net Asset Value                 $      10.51                            $      10.51
Net Assets Before Substitution  $164,347,948                            $         --
Net Assets After Substitution   $         --                            $164,347,948
Realized Loss                   $ (7,416,081)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               T. ROWE PRICE HEALTH SCIENCES PORTFOLIO EQ/T. ROWE PRICE HEALTH SCIENCES
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS II                                CLASS B
Shares                             3,554,308                               3,554,308
Net Asset Value                 $      45.62                            $      45.62
Net Assets Before Substitution  $162,147,540                            $         --
Net Assets After Substitution   $         --                            $162,147,540
Realized Gain                   $ 26,248,550
----------------------------------------------------------------------------------------------------------

   In November 2018, pursuant to a Plan of Reorganization, as approved by Board of Trustees of Ivy Variable Insurance Portfolios, Ivy VIP Small Cap Growth (the "Surviving Portfolio") acquired the net assets of Ivy VIP Micro Cap Growth (the "Removed Portfolio"). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

-----------------------------------------------------------------------------
                          REMOVED PORTFOLIO        SURVIVING PORTFOLIO
-----------------------------------------------------------------------------
 NOVEMBER 2, 2018         IVY VIP MICRO CAP GROWTH IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------
Share Class               CLASS II                 CLASS II
Shares                       169,795                  496,967
Net Asset Value           $    25.63               $     8.76
Net Assets Before Merger  $4,352,211               $       --
Net Assets After Merger   $       --               $4,352,211
Unrealized Gain           $  622,162
-----------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (each a "Surviving Portfolio" and together, the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (each a "Removed Portfolio" and together, the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios. For accounting purposes, these reorganizations were treated as a merger.

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)


-------------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                                SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTEREST RATE STRATEGIES CHARTER/SM/ 1290 VT DOUBLELINE OPPORTUNISTIC
                          INCOME STRATEGIES                                BOND
-------------------------------------------------------------------------------------------------------------
                          CHARTER/SM/ INTEREST RATE STRATEGIES
Share Class               B
Shares                        445,986
Net Asset Value           $      9.74
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Share Class               B                                                B
Shares                        519,147                                        1,540,162
Net Asset Value           $      9.62                                      $     10.04
Net Assets Before Merger  $ 4,993,876                                      $ 6,126,955
Net Assets After Merger   $        --                                      $15,465,581
Realized Loss             $   (79,974)
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25                      ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
-------------------------------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Share Class               B
Shares                        930,981
Net Asset Value           $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Share Class               B
Shares                        357,452
Net Asset Value           $      9.70
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Share Class               B
Shares                        352,394
Net Asset Value           $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Share Class               B
Shares                        916,272
Net Asset Value           $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)
-------------------------------------------------------------------------------------------------------------

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------
Share Class                                                    A
Shares                                                           1,697,815
Net Asset Value                                                $     20.03
Net Assets Before Merger                                       $19,588,268
Net Assets After Merger                                        $34,014,183
Share Class                                                    B
Shares                                                             619,024
Net Asset Value                                                $     20.09
Net Assets Before Merger                                       $     3,908
Net Assets After Merger                                        $12,433,272
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       863,089                             3,330,365
Net Asset Value           $     9.74                           $     10.28
Net Assets Before Merger  $8,406,662                           $25,816,783
Net Assets After Merger   $       --                           $34,223,445
Realized Loss             $ (112,341)
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       520,437                             2,070,002
Net Asset Value           $     9.18                           $      9.86
Net Assets Before Merger  $4,778,008                           $15,624,957
Net Assets After Merger   $       --                           $20,402,965
Realized Loss             $ (279,081)
--------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                              ASSET-BASED                 CURRENT   MAXIMUM
                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                               ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP.     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L..     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C..     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP.     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L..     1.10%          0.35%         0.25%      1.70%      1.70%

Investment Edge/(1)/..........     0.70%          0.30%         0.20%      1.20%      1.20%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                         ------------- -------------- ------------ --------- ----------

Investment Edge ADV/(1)/................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/.............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/.................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/..........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/.......     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 17 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 17 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% - Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% - Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% - Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age Current Charge:
                                        anniversary                 Ranges from low of 0.60% to age 65 to 20.00%
                                                                    over age 95 Maximum Charge: Ranges from low of
                                                                    1.20% to age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit          Annually on each contract   Maximum Charge: 1.80%
                                        anniversary                 Current charge 0.90%

                                        Annually on each contract   Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                        anniversary                 (for issue ages 65-68). Current charge 0.60 )for issue
                                                                    ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
 account value

0.35% - Current Charge (Max. 0.35%)                     Unit liquidation from
                             account value

0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Depending on the contract and age Current Charge:       Unit liquidation from
Ranges from low of 0.60% to age 65 to 20.00%            account value
over age 95 Maximum Charge: Ranges from low of
1.20% to age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 )for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.10% Class B        $10.62            --              --          --       (5.26)%
      Highest contract charge 1.25% Class B       $11.91            --              --          --       (5.48)%
      All contract charges                            --           258         $ 2,934        2.52%         --
2017  Lowest contract charge 1.10% Class B        $11.21            --              --          --       13.00%
      Highest contract charge 1.25% Class B       $12.60            --              --          --       12.90%
      All contract charges                            --           141         $ 1,723        3.23%         --
2016  Lowest contract charge 1.10% Class B        $ 9.92            --              --          --        6.55%
      Highest contract charge 1.25% Class B       $11.16            --              --          --        6.29%
      All contract charges                            --           101         $ 1,110        3.70%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.31            --              --          --       (7.64)%
      Highest contract charge 1.25% Class B       $10.50            --              --          --       (4.46)%
      All contract charges                            --           266         $ 2,790        3.74%         --
2014  Lowest contract charge 1.20% Class B        $11.00            --              --          --        7.32%
      Highest contract charge 1.25% Class B       $10.99            --              --          --        7.22%
      All contract charges                            --           228         $ 2,501        1.78%         --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $11.24            --              --          --       (5.39)%
      Highest contract charge 1.70% Class B       $10.97            --              --          --       (5.76)%
      All contract charges                            --         1,364         $15,267        1.64%         --
2017  Lowest contract charge 1.30% Class B        $11.88            --              --          --        8.20%
      Highest contract charge 1.70% Class B       $11.64            --              --          --        7.68%
      All contract charges                            --         1,428         $16,907        0.57%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --              --          --        7.23%
      Highest contract charge 1.70% Class B       $10.81            --              --          --        6.82%
      All contract charges                            --         1,376         $15,065        1.59%         --
2015  Lowest contract charge 1.30% Class B        $10.24            --              --          --       (5.01)%
      Highest contract charge 1.70% Class B       $10.12            --              --          --       (5.42)%
      All contract charges                            --         1,186         $12,106        0.94%         --
2014  Lowest contract charge 1.30% Class B        $10.78            --              --          --        1.13%
      Highest contract charge 1.70% Class B       $10.70            --              --          --        0.75%
      All contract charges                            --           830         $ 8,927        2.56%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND(I)(J)
2018  Lowest contract charge 1.10% Class B        $10.24            --              --          --       (2.01)%
      Highest contract charge 1.70% Class B       $ 9.97            --              --          --       (2.64)%
      All contract charges                            --         2,368         $24,048        3.18%         --
2017  Lowest contract charge 1.10% Class B        $10.45            --              --          --        2.75%
      Highest contract charge 1.70% Class B       $10.24            --              --          --        2.20%
      All contract charges                            --         2,018         $20,921        2.10%         --
2016  Lowest contract charge 1.10% Class B        $10.17            --              --          --        3.78%
      Highest contract charge 1.70% Class B       $10.02            --              --          --        3.09%
      All contract charges                            --           708         $ 7,166        4.08%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.80            --              --          --       (1.90)%
      Highest contract charge 1.70% Class B(e)    $ 9.72            --              --          --       (2.99)%
      All contract charges                            --           163         $ 1,588        4.54%         --

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
1290 VT ENERGY
2018  Lowest contract charge 0.30% Class B       $ 5.93            --              --          --       (22.48)%
      Highest contract charge 1.25% Class B      $ 5.65            --              --          --       (23.13)%
      All contract charges                           --           472         $ 2,800        2.00%          --
2017  Lowest contract charge 0.30% Class B       $ 7.65            --              --          --        (2.30)%
      Highest contract charge 1.25% Class B      $ 7.35            --              --          --        (3.16)%
      All contract charges                           --           449         $ 3,454        2.45%          --
2016  Lowest contract charge 0.30% Class B       $ 7.83            --              --          --        22.92%
      Highest contract charge 1.25% Class B      $ 7.59            --              --          --        21.63%
      All contract charges                           --           383         $ 3,047        1.73%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 7.04            --              --          --       (25.74)%
      Highest contract charge 1.25% Class B      $ 6.24            --              --          --       (25.71)%
      All contract charges                           --           199         $ 1,258        1.64%          --
2014  Lowest contract charge 1.20% Class B       $ 8.40            --              --          --       (16.25)%
      Highest contract charge 1.25% Class B      $ 8.40            --              --          --       (16.25)%
      All contract charges                           --            83         $   697        1.58%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.30% Class A       $20.01            --              --          --       (12.85)%
      Highest contract charge 1.70% Class A      $19.28            --              --          --       (13.23)%
      All contract charges                           --           944         $18,720        1.95%          --
2017  Lowest contract charge 1.30% Class A       $22.96            --              --          --        14.34%
      Highest contract charge 1.70% Class A      $22.22            --              --          --        13.89%
      All contract charges                           --         1,046         $23,794        1.72%          --
2016  Lowest contract charge 1.30% Class A       $20.08            --              --          --        11.49%
      Highest contract charge 1.70% Class A      $19.51            --              --          --        11.04%
      All contract charges                           --         1,091         $21,723        2.06%          --
2015  Lowest contract charge 1.30% Class A       $18.01            --              --          --        (2.96)%
      Highest contract charge 1.70% Class A      $17.57            --              --          --        (3.36)%
      All contract charges                           --         1,127         $20,140        1.63%          --
2014  Lowest contract charge 1.30% Class A       $18.56            --              --          --         7.28%
      Highest contract charge 1.70% Class A      $18.18            --              --          --         6.82%
      All contract charges                           --         1,057         $19,484        1.61%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.10% Class B       $10.83            --              --          --       (12.66)%
      Highest contract charge 1.70% Class B      $ 9.27            --              --          --       (13.20)%
      All contract charges                           --           994         $ 7,411        1.95%          --
2017  Lowest contract charge 1.10% Class B       $12.40            --              --          --        14.50%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        13.98%
      All contract charges                           --         1,237         $10,341        1.72%          --
2016  Lowest contract charge 1.10% Class B       $10.83            --              --          --        11.76%
      Highest contract charge 1.70% Class B      $ 9.37            --              --          --        11.02%
      All contract charges                           --         1,275         $ 9,035        2.06%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.69            --              --          --        (2.91)%
      Highest contract charge 1.70% Class B      $ 8.44            --              --          --        (3.32)%
      All contract charges                           --         1,336         $ 8,448        1.63%          --
2014  Lowest contract charge 1.20% Class B       $11.26            --              --          --         7.44%
      Highest contract charge 1.70% Class B      $ 8.73            --              --          --         6.72%
      All contract charges                           --         1,303         $ 8,344        1.61%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 1.30% Class A       $13.39            --              --          --        (6.17)%
      Highest contract charge 1.70% Class A      $12.90            --              --          --        (6.59)%
      All contract charges                           --           840         $11,107        1.48%          --
2017  Lowest contract charge 1.30% Class A       $14.27            --              --          --         4.85%
      Highest contract charge 1.70% Class A      $13.81            --              --          --         4.38%
      All contract charges                           --           888         $12,517        0.17%          --
2016  Lowest contract charge 1.30% Class A       $13.61            --              --          --         6.25%
      Highest contract charge 1.70% Class A      $13.23            --              --          --         5.92%
      All contract charges                           --           915         $12,319        0.01%          --

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2015     Lowest contract charge 1.30% Class A       $12.81            --               --         --         1.34%
         Highest contract charge 1.70% Class A      $12.49            --               --         --         0.89%
         All contract charges                           --           911         $ 11,544       0.00%          --
2014     Lowest contract charge 1.30% Class A       $12.64            --               --         --         0.32%
         Highest contract charge 1.70% Class A      $12.38            --               --         --        (0.08)%
         All contract charges                           --           827         $ 10,378       0.00%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018     Lowest contract charge 0.30% Class B       $11.30            --               --         --        (5.20)%
         Highest contract charge 1.25% Class B      $10.76            --               --         --        (6.03)%
         All contract charges                           --           586         $  6,207       1.48%          --
2017     Lowest contract charge 0.30% Class B       $11.92            --               --         --         5.86%
         Highest contract charge 1.25% Class B      $11.45            --               --         --         4.85%
         All contract charges                           --           495         $  5,588       0.17%          --
2016     Lowest contract charge 0.30% Class B       $11.26            --               --         --         7.34%
         Highest contract charge 1.25% Class B      $10.92            --               --         --         6.33%
         All contract charges                           --           389         $  4,207       0.01%          --
2015     Lowest contract charge 0.30% Class B       $10.49            --               --         --         2.34%
         Highest contract charge 1.25% Class B      $10.27            --               --         --         1.28%
         All contract charges                           --           304         $  3,110       0.00%          --
2014     Lowest contract charge 1.20% Class B       $10.14            --               --         --         0.40%
         Highest contract charge 1.25% Class B      $10.14            --               --         --         0.40%
         All contract charges                           --           146         $  1,485       0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.65% Class A       $18.82            --               --         --       (16.13)%
         Highest contract charge 1.70% Class A      $22.46            --               --         --       (17.03)%
         All contract charges                           --         8,696         $200,837       0.56%          --
2017     Lowest contract charge 0.65% Class A       $22.44            --               --         --        15.37%
         Highest contract charge 1.70% Class A      $27.07            --               --         --        14.12%
         All contract charges                           --         9,108         $252,633       0.63%          --
2016     Lowest contract charge 0.65% Class A       $19.45            --               --         --        22.48%
         Highest contract charge 1.70% Class A      $23.72            --               --         --        21.21%
         All contract charges                           --         8,949         $216,650       0.53%          --
2015     Lowest contract charge 0.65% Class A       $15.88            --               --         --        (6.31)%
         Highest contract charge 1.70% Class A      $19.57            --               --         --        (7.30)%
         All contract charges                           --         8,664         $172,525       0.56%          --
2014     Lowest contract charge 0.65% Class A       $16.95            --               --         --         2.36%
         Highest contract charge 1.70% Class A      $21.11            --               --         --         1.30%
         All contract charges                           --         7,809         $167,255       0.31%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.30% Class B       $12.18            --               --         --       (15.83)%
         Highest contract charge 1.25% Class B      $11.59            --               --         --       (16.62)%
         All contract charges                           --         3,948         $ 43,787       0.56%          --
2017     Lowest contract charge 0.30% Class B       $14.47            --               --         --        15.76%
         Highest contract charge 1.25% Class B      $13.90            --               --         --        14.59%
         All contract charges                           --         3,302         $ 44,286       0.63%          --
2016     Lowest contract charge 0.30% Class B       $12.50            --               --         --        22.91%
         Highest contract charge 1.25% Class B      $12.13            --               --         --        21.79%
         All contract charges                           --         2,525         $ 29,851       0.53%          --
2015     Lowest contract charge 0.30% Class B       $10.17            --               --         --        (6.01)%
         Highest contract charge 1.25% Class B      $ 9.96            --               --         --        (6.92)%
         All contract charges                           --         1,677         $ 16,544       0.56%          --
2014     Lowest contract charge 1.20% Class B       $10.70            --               --         --         1.81%
         Highest contract charge 1.25% Class B      $10.70            --               --         --         1.81%
         All contract charges                           --           952         $ 10,188       0.31%          --

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND
             2018  Lowest contract charge 1.10% Class B        $10.45            --              --          --        (3.24)%
                   Highest contract charge 1.70% Class B       $11.06            --              --          --        (3.91)%
                   All contract charges                            --         1,260         $13,910        5.66%          --
             2017  Lowest contract charge 1.10% Class B        $10.80            --              --          --         5.26%
                   Highest contract charge 1.70% Class B       $11.51            --              --          --         4.73%
                   All contract charges                            --         1,182         $13,584        5.10%          --
             2016  Lowest contract charge 1.10% Class B        $10.26            --              --          --        10.56%
                   Highest contract charge 1.70% Class B       $10.99            --              --          --         9.79%
                   All contract charges                            --         1,007         $11,034        5.90%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.28            --              --          --        (7.29)%
                   Highest contract charge 1.70% Class B       $10.01            --              --          --        (4.76)%
                   All contract charges                            --           781         $ 7,803        2.19%          --
             2014  Lowest contract charge 1.20% Class B        $10.14            --              --          --         0.70%
                   Highest contract charge 1.70% Class B       $10.51            --              --          --         0.19%
                   All contract charges                            --           533         $ 5,586        4.19%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
             2018  Lowest contract charge 1.10% Class B        $11.26            --              --          --        (4.74)%
                   Highest contract charge 1.30% Class B(r)    $ 9.76            --              --          --        (3.27)%
                   All contract charges                            --           274         $ 3,253        2.93%          --
             2017  Lowest contract charge 1.10% Class B        $11.82            --              --          --        17.15%
                   Highest contract charge 1.25% Class B       $13.15            --              --          --        16.89%
                   All contract charges                            --           197         $ 2,521        1.63%          --
             2016  Lowest contract charge 1.10% Class B        $10.09            --              --          --         7.45%
                   Highest contract charge 1.25% Class B       $11.25            --              --          --         7.24%
                   All contract charges                            --           160         $ 1,769        2.25%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.39            --              --          --        (4.67)%
                   Highest contract charge 1.25% Class B       $10.49            --              --          --        (1.50)%
                   All contract charges                            --           112         $ 1,150        1.84%          --
             2014  Lowest contract charge 1.20% Class B        $10.66            --              --          --         6.92%
                   Highest contract charge 1.25% Class B       $10.65            --              --          --         6.82%
                   All contract charges                            --            75         $   798        2.64%          --
1290 VT MICRO CAP
             2018  Lowest contract charge 1.10% Class B(r)     $ 8.75            --              --          --       (12.06)%
                   Highest contract charge 1.30% Class B(r)    $ 8.75            --              --          --       (11.97)%
                   All contract charges                            --             8         $    66        0.09%          --
1290 VT MULTI-ALTERNATIVE STRATEGIES
             2018  Lowest contract charge 1.10% Class B(r)     $ 9.78            --              --          --        (2.40)%
                   Highest contract charge 1.10% Class B(r)    $ 9.78            --              --          --        (2.40)%
                   All contract charges                            --             1         $    14        1.78%          --
1290 VT NATURAL RESOURCES
             2018  Lowest contract charge 1.10% Class B        $ 8.58            --              --          --       (15.05)%
                   Highest contract charge 1.70% Class B       $ 7.63            --              --          --       (15.50)%
                   All contract charges                            --           739         $ 5,820        2.69%          --
             2017  Lowest contract charge 1.10% Class B        $10.10            --              --          --        10.87%
                   Highest contract charge 1.70% Class B       $ 9.03            --              --          --        10.12%
                   All contract charges                            --           680         $ 6,284        2.65%          --
             2016  Lowest contract charge 1.10% Class B        $ 9.11            --              --          --        28.13%
                   Highest contract charge 1.70% Class B       $ 8.20            --              --          --        27.33%
                   All contract charges                            --           684         $ 5,680        3.00%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 7.11            --              --          --       (25.63)%
                   Highest contract charge 1.70% Class B       $ 6.44            --              --          --       (27.07)%
                   All contract charges                            --           324         $ 2,098        2.38%          --
             2014  Lowest contract charge 1.20% Class B        $ 8.65            --              --          --       (13.84)%
                   Highest contract charge 1.70% Class B       $ 8.83            --              --          --       (14.19)%
                   All contract charges                            --           157         $ 1,387        1.45%          --

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT REAL ESTATE
2018  Lowest contract charge 1.10% Class B        $ 9.88            --              --          --        (6.62)%
      Highest contract charge 1.70% Class B       $11.04            --              --          --        (7.15)%
      All contract charges                            --         1,094         $12,114        3.80%          --
2017  Lowest contract charge 1.10% Class B(e)     $10.58            --              --          --         9.07%
      Highest contract charge 1.70% Class B       $11.89            --              --          --         8.49%
      All contract charges                            --         1,125         $13,417        3.63%          --
2016  Lowest contract charge 0.65% Class B        $10.34            --              --          --         3.92%
      Highest contract charge 1.70% Class B       $10.96            --              --          --         2.81%
      All contract charges                            --         1,120         $12,295        0.74%          --
2015  Lowest contract charge 0.65% Class B        $ 9.95            --              --          --        (2.64)%
      Highest contract charge 1.70% Class B       $10.66            --              --          --        (3.62)%
      All contract charges                            --           858         $ 9,155        0.65%          --
2014  Lowest contract charge 0.65% Class B        $10.22            --              --          --        15.87%
      Highest contract charge 1.70% Class B       $11.06            --              --          --        14.61%
      All contract charges                            --           522         $ 5,787        8.97%          --
1290 VT SMALL CAP VALUE
2018  Lowest contract charge 1.10% Class B(r)     $ 8.13            --              --          --       (16.62)%
      Highest contract charge 1.30% Class B(r)    $ 8.13            --              --          --       (16.62)%
      All contract charges                            --            13         $   107        1.72%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 1.10% Class B        $11.30            --              --          --        (7.07)%
      Highest contract charge 1.30% Class B(r)    $ 9.52            --              --          --        (5.65)%
      All contract charges                            --           197         $ 2,315        1.39%          --
2017  Lowest contract charge 1.10% Class B        $12.16            --              --          --        20.40%
      Highest contract charge 1.25% Class B       $13.62            --              --          --        20.21%
      All contract charges                            --           106         $ 1,393        1.42%          --
2016  Lowest contract charge 1.10% Class B        $10.10            --              --          --         4.66%
      Highest contract charge 1.25% Class B       $11.33            --              --          --         4.62%
      All contract charges                            --            87         $   955        1.44%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --        (3.02)%
      Highest contract charge 1.25% Class B       $10.83            --              --          --        (0.18)%
      All contract charges                            --            65         $   698        1.33%          --
2014  Lowest contract charge 1.20% Class B        $10.86            --              --          --         5.95%
      Highest contract charge 1.25% Class B       $10.85            --              --          --         5.85%
      All contract charges                            --            30         $   328        1.90%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 1.10% Class B        $11.80            --              --          --        (5.45)%
      Highest contract charge 1.70% Class B       $14.74            --              --          --        (5.99)%
      All contract charges                            --           472         $ 6,185        1.19%          --
2017  Lowest contract charge 1.10% Class B        $12.48            --              --          --        19.08%
      Highest contract charge 1.70% Class B       $15.68            --              --          --        18.34%
      All contract charges                            --           285         $ 4,332        1.05%          --
2016  Lowest contract charge 1.10% Class B        $10.48            --              --          --         8.71%
      Highest contract charge 1.70% Class B       $13.25            --              --          --         8.16%
      All contract charges                            --           266         $ 3,503        1.27%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.64            --              --          --        (3.98)%
      Highest contract charge 1.70% Class B       $12.25            --              --          --        (1.29)%
      All contract charges                            --           208         $ 2,631        1.35%          --
2014  Lowest contract charge 1.20% Class B        $11.75            --              --          --        12.33%
      Highest contract charge 1.70% Class B       $12.41            --              --          --        11.70%
      All contract charges                            --            95         $ 1,372        0.94%          --
7TWELVE/TM/ BALANCED PORTFOLIO
2018  Lowest contract charge 1.10% Class 4        $ 9.53            --              --          --        (9.58)%
      Highest contract charge 1.70% Class 4       $10.34            --              --          --       (10.24)%
      All contract charges                            --         5,416         $55,914        0.43%          --

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
2017  Lowest contract charge 1.10% Class 4(e)     $10.54            --              --          --         9.11%
      Highest contract charge 1.70% Class 4       $11.52            --              --          --         8.47%
      All contract charges                            --         6,266         $71,655        0.34%          --
2016  Lowest contract charge 0.30% Class 4        $ 9.97            --              --          --         8.96%
      Highest contract charge 1.70% Class 4       $10.62            --              --          --         7.38%
      All contract charges                            --         7,083         $74,489        0.16%          --
2015  Lowest contract charge 0.30% Class 4        $ 9.15            --              --          --        (7.67)%
      Highest contract charge 1.70% Class 4       $ 9.89            --              --          --        (8.93)%
      All contract charges                            --         7,921         $77,313        0.47%          --
2014  Lowest contract charge 1.20% Class 4        $ 9.80            --              --          --        (1.51)%
      Highest contract charge 1.70% Class 4       $10.86            --              --          --        (1.99)%
      All contract charges                            --         8,243         $88,452        0.33%          --
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $15.53            --              --          --        (7.61)%
      Highest contract charge 1.70% Class B       $14.96            --              --          --        (8.05)%
      All contract charges                            --           299         $ 4,596        1.70%          --
2017  Lowest contract charge 1.30% Class B        $16.81            --              --          --        14.12%
      Highest contract charge 1.70% Class B       $16.27            --              --          --        13.70%
      All contract charges                            --           329         $ 5,470        1.79%          --
2016  Lowest contract charge 1.30% Class B        $14.73            --              --          --         3.08%
      Highest contract charge 1.70% Class B       $14.31            --              --          --         2.65%
      All contract charges                            --           363         $ 5,298        1.82%          --
2015  Lowest contract charge 1.30% Class B        $14.29            --              --          --           --
      Highest contract charge 1.70% Class B       $13.94            --              --          --        (0.43)%
      All contract charges                            --           376         $ 5,337        2.01%          --
2014  Lowest contract charge 1.30% Class B        $14.29            --              --          --         5.70%
      Highest contract charge 1.70% Class B       $14.00            --              --          --         5.34%
      All contract charges                            --           359         $ 5,097        2.41%          --
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.06            --              --          --       (10.95)%
      Highest contract charge 1.25% Class B       $11.52            --              --          --       (11.11)%
      All contract charges                            --           117         $ 1,310        0.00%          --
2017  Lowest contract charge 1.10% Class B        $12.42            --              --          --        34.85%
      Highest contract charge 1.25% Class B       $12.96            --              --          --        34.58%
      All contract charges                            --            91         $ 1,155        0.27%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --              --          --        (2.02)%
      Highest contract charge 1.25% Class B       $ 9.63            --              --          --        (2.03)%
      All contract charges                            --            52         $   489        0.00%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.40            --              --          --        (6.37)%
      Highest contract charge 1.25% Class B       $ 9.83            --              --          --         1.34%
      All contract charges                            --            15         $   147        0.00%          --
2014  Lowest contract charge 1.20% Class B(b)     $ 9.70            --              --          --        (0.72)%
      Highest contract charge 1.25% Class B(b)    $ 9.70            --              --          --        (0.72)%
      All contract charges                            --             2         $    18        0.00%          --
AB VPS GROWTH AND INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.87            --              --          --        (6.83)%
      Highest contract charge 1.25% Class B       $12.25            --              --          --        (7.06)%
      All contract charges                            --           759         $ 9,082        0.74%          --
2017  Lowest contract charge 1.10% Class B        $12.74            --              --          --        17.20%
      Highest contract charge 1.25% Class B       $13.18            --              --          --        17.16%
      All contract charges                            --           325         $ 4,194        1.25%          --
2016  Lowest contract charge 1.10% Class B        $10.87            --              --          --         9.91%
      Highest contract charge 1.25% Class B       $11.25            --              --          --         9.65%
      All contract charges                            --           266         $ 2,945        0.95%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --              --          --        (0.80)%
      Highest contract charge 1.25% Class B       $10.26            --              --          --         0.20%
      All contract charges                            --           108         $ 1,099        1.36%          --

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AB VPS GROWTH AND INCOME PORTFOLIO (CONTINUED)
2014  Lowest contract charge 1.20% Class B(b)     $10.25            --              --          --         3.02%
      Highest contract charge 1.25% Class B(b)    $10.24            --              --          --         2.91%
      All contract charges                            --            --         $     5        0.00%          --
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $11.05            --              --          --       (18.63)%
      Highest contract charge 1.70% Class B       $10.64            --              --          --       (19.03)%
      All contract charges                            --           652         $ 7,139        0.41%          --
2017  Lowest contract charge 0.65% Class B        $12.37            --              --          --        33.73%
      Highest contract charge 1.70% Class B       $13.14            --              --          --        32.33%
      All contract charges                            --           716         $ 9,644        0.94%          --
2016  Lowest contract charge 0.65% Class B        $ 9.25            --              --          --        (7.59)%
      Highest contract charge 1.70% Class B       $ 9.93            --              --          --        (8.65)%
      All contract charges                            --           726         $ 7,354        0.00%          --
2015  Lowest contract charge 0.65% Class B        $10.01            --              --          --        (2.82)%
      Highest contract charge 1.70% Class B       $10.87            --              --          --        (3.81)%
      All contract charges                            --           802         $ 8,882        0.06%          --
2014  Lowest contract charge 0.65% Class B        $10.30            --              --          --        (2.09)%
      Highest contract charge 1.70% Class B       $11.30            --              --          --        (3.09)%
      All contract charges                            --           759         $ 8,710        0.00%          --
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $10.65            --              --          --        (5.50)%
      Highest contract charge 1.25% Class B       $11.22            --              --          --        (5.71)%
      All contract charges                            --           517         $ 5,647        1.71%          --
2017  Lowest contract charge 1.10% Class B        $11.27            --              --          --         5.23%
      Highest contract charge 1.25% Class B       $11.90            --              --          --         5.12%
      All contract charges                            --           480         $ 5,563        1.60%          --
2016  Lowest contract charge 1.10% Class B        $10.71            --              --          --         6.25%
      Highest contract charge 1.25% Class B       $11.32            --              --          --         5.99%
      All contract charges                            --           388         $ 4,322        1.53%          --
2015  Lowest contract charge 1.10% Class B(e)     $10.08            --              --          --         2.44%
      Highest contract charge 1.25% Class B       $10.68            --              --          --        (0.56)%
      All contract charges                            --           154         $ 1,646        1.62%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.74            --              --          --        11.99%
      Highest contract charge 1.25% Class B(b)    $10.74            --              --          --        11.99%
      All contract charges                            --             9         $   104        0.00%          --
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2018  Lowest contract charge 0.30% Class B(b)     $11.21            --              --          --       (15.59)%
      Highest contract charge 1.25% Class B       $10.76            --              --          --       (16.39)%
      All contract charges                            --           402         $ 4,259        0.22%          --
2017  Lowest contract charge 1.10% Class B(e)     $12.50            --              --          --        11.61%
      Highest contract charge 1.25% Class B       $12.87            --              --          --        11.53%
      All contract charges                            --           317         $ 4,027        0.25%          --
2016  Lowest contract charge 0.30% Class B        $11.80            --              --          --        24.34%
      Highest contract charge 1.25% Class B       $11.54            --              --          --        23.16%
      All contract charges                            --           250         $ 2,852        0.39%          --
2015  Lowest contract charge 0.30% Class B(b)     $ 9.49            --              --          --        (5.95)%
      Highest contract charge 1.25% Class B       $ 9.37            --              --          --        (6.86)%
      All contract charges                            --           122         $ 1,140        0.54%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.06            --              --          --         3.60%
      Highest contract charge 1.25% Class B(b)    $10.06            --              --          --         3.60%
      All contract charges                            --            15         $   146        0.00%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.30% Class A        $14.89            --              --          --        (8.76)%
      Highest contract charge 1.70% Class A       $14.34            --              --          --        (9.18)%
      All contract charges                            --         1,865         $27,529        1.76%          --

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N) (CONTINUED)
2017  Lowest contract charge 1.30% Class A          $16.32            --              --          --        14.45%
      Highest contract charge 1.70% Class A         $15.79            --              --          --        13.92%
      All contract charges                              --         1,946         $31,512        1.61%          --
2016  Lowest contract charge 1.30% Class A          $14.26            --              --          --         8.11%
      Highest contract charge 1.70% Class A         $13.86            --              --          --         7.78%
      All contract charges                              --         1,294         $18,359        1.45%          --
2015  Lowest contract charge 1.30% Class A          $13.19            --              --          --        (5.18)%
      Highest contract charge 1.70% Class A         $12.86            --              --          --        (5.65)%
      All contract charges                              --         1,122         $14,722        0.88%          --
2014  Lowest contract charge 1.30% Class A          $13.91            --              --          --         1.02%
      Highest contract charge 1.70% Class A         $13.63            --              --          --         0.66%
      All contract charges                              --           907         $12,546        1.58%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.10% Class B          $ 9.95            --              --          --        (8.55)%
      Highest contract charge 1.25% Class B         $ 9.92            --              --          --        (8.74)%
      All contract charges                              --         1,145         $11,373        1.76%          --
2017  Lowest contract charge 1.10% Class B(h)       $10.88            --              --          --         8.58%
      Highest contract charge 1.25% Class B(h)      $10.87            --              --          --         8.48%
      All contract charges                              --         1,153         $12,537        1.61%          --
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2018  Lowest contract charge 1.10% Class III(f)     $10.67            --              --          --       (13.46)%
      Highest contract charge 1.25% Class III       $10.61            --              --          --       (13.60)%
      All contract charges                              --           360         $ 3,842        5.79%          --
2017  Lowest contract charge 0.30% Class III        $12.33            --              --          --        24.55%
      Highest contract charge 1.25% Class III       $12.28            --              --          --        23.29%
      All contract charges                              --           268         $ 3,300        3.19%          --
2016  Lowest contract charge 1.10% Class III        $ 9.98            --              --          --         6.85%
      Highest contract charge 1.25% Class III       $ 9.96            --              --          --         6.64%
      All contract charges                              --           158         $ 1,582        1.12%          --
2015  Lowest contract charge 1.10% Class III(f)     $ 9.34            --              --          --        (9.42)%
      Highest contract charge 1.25% Class III(f)    $ 9.34            --              --          --        (9.48)%
      All contract charges                              --            48         $   457        0.62%          --
AMERICAN CENTURY VP INFLATION PROTECTION FUND
2018  Lowest contract charge 1.10% Class II         $ 9.70            --              --          --        (3.87)%
      Highest contract charge 1.25% Class II        $ 9.67            --              --          --        (4.07)%
      All contract charges                              --           817         $ 7,906        2.97%          --
2017  Lowest contract charge 1.10% Class II         $10.09            --              --          --         2.54%
      Highest contract charge 1.25% Class II        $10.08            --              --          --         2.44%
      All contract charges                              --           627         $ 6,328        2.74%          --
2016  Lowest contract charge 1.10% Class II         $ 9.84            --              --          --         3.25%
      Highest contract charge 1.25% Class II        $ 9.84            --              --          --         3.04%
      All contract charges                              --           438         $ 4,317        1.86%          --
2015  Lowest contract charge 1.10% Class II(e)      $ 9.53            --              --          --        (3.54)%
      Highest contract charge 1.25% Class II        $ 9.55            --              --          --        (3.63)%
      All contract charges                              --           337         $ 3,208        1.92%          --
2014  Lowest contract charge 1.20% Class II         $ 9.92            --              --          --         2.06%
      Highest contract charge 1.25% Class II        $ 9.91            --              --          --         1.95%
      All contract charges                              --           218         $ 2,169        1.51%          --
AMERICAN CENTURY VP LARGE COMPANY VALUE
2018  Lowest contract charge 1.30% Class II         $19.41            --              --          --        (9.38)%
      Highest contract charge 1.70% Class II        $18.71            --              --          --        (9.74)%
      All contract charges                              --            88         $ 1,680        1.57%          --
2017  Lowest contract charge 1.30% Class II         $21.42            --              --          --         9.51%
      Highest contract charge 1.70% Class II        $20.73            --              --          --         9.11%
      All contract charges                              --           113         $ 2,376        1.58%          --

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AMERICAN CENTURY VP LARGE COMPANY VALUE (CONTINUED)
2016            Lowest contract charge 1.30% Class II          $19.56            --              --          --        13.52%
                Highest contract charge 1.70% Class II         $19.00            --              --          --        13.03%
                All contract charges                               --           121         $ 2,365        1.96%          --
2015            Lowest contract charge 1.30% Class II          $17.23            --              --          --        (5.28)%
                Highest contract charge 1.70% Class II         $16.81            --              --          --        (5.67)%
                All contract charges                               --           147         $ 2,523        1.35%          --
2014            Lowest contract charge 1.30% Class II          $18.19            --              --          --        11.25%
                Highest contract charge 1.70% Class II         $17.82            --              --          --        10.89%
                All contract charges                               --           143         $ 2,581        1.29%          --
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
2018            Lowest contract charge 1.10% Class 4           $11.32            --              --          --        (5.90)%
                Highest contract charge 1.25% Class 4          $12.35            --              --          --        (6.01)%
                All contract charges                               --         5,924         $70,115        1.65%          --
2017            Lowest contract charge 1.10% Class 4           $12.03            --              --          --        14.68%
                Highest contract charge 1.25% Class 4          $13.14            --              --          --        14.46%
                All contract charges                               --         4,036         $50,965        1.67%          --
2016            Lowest contract charge 1.10% Class 4           $10.49            --              --          --         7.92%
                Highest contract charge 1.25% Class 4          $11.48            --              --          --         7.79%
                All contract charges                               --         2,434         $27,035        1.67%          --
2015            Lowest contract charge 1.10% Class 4(e)        $ 9.72            --              --          --        (2.11)%
                Highest contract charge 1.25% Class 4          $10.65            --              --          --        (0.19)%
                All contract charges                               --         1,420         $14,981        2.33%          --
2014            Lowest contract charge 1.20% Class 4           $10.67            --              --          --         3.89%
                Highest contract charge 1.25% Class 4          $10.67            --              --          --         3.89%
                All contract charges                               --           718         $ 7,663        3.06%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2018            Lowest contract charge 0.65% Class 4           $10.34            --              --          --        (1.62)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (2.58)%
                All contract charges                               --         3,487         $34,807        2.13%          --
2017            Lowest contract charge 0.65% Class 4           $10.51            --              --          --         2.64%
                Highest contract charge 1.70% Class 4          $10.08            --              --          --         1.61%
                All contract charges                               --         4,010         $40,933        1.95%          --
2016            Lowest contract charge 0.65% Class 4           $10.24            --              --          --         2.20%
                Highest contract charge 1.70% Class 4          $ 9.92            --              --          --         1.02%
                All contract charges                               --         3,991         $39,988        1.70%          --
2015            Lowest contract charge 0.65% Class 4           $10.02            --              --          --        (0.79)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (1.80)%
                All contract charges                               --         2,649         $26,193        2.07%          --
2014            Lowest contract charge 0.65% Class 4           $10.10            --              --          --         4.45%
                Highest contract charge 1.70% Class 4          $10.00            --              --          --         3.41%
                All contract charges                               --         1,029         $10,341        4.09%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2018            Lowest contract charge 0.30% Class 4           $13.46            --              --          --        (9.48)%
                Highest contract charge 1.25% Class 4          $12.81            --              --          --       (10.36)%
                All contract charges                               --           922         $10,929        0.58%          --
2017            Lowest contract charge 0.30% Class 4           $14.87            --              --          --        30.67%
                Highest contract charge 1.25% Class 4          $14.29            --              --          --        29.44%
                All contract charges                               --           589         $ 7,918        0.72%          --
2016            Lowest contract charge 0.30% Class 4           $11.38            --              --          --         0.09%
                Highest contract charge 1.25% Class 4          $11.04            --              --          --        (0.81)%
                All contract charges                               --           386         $ 4,005        0.77%          --
2015            Lowest contract charge 0.30% Class 4           $11.37            --              --          --         6.36%
                Highest contract charge 1.25% Class 4          $11.13            --              --          --         5.30%
                All contract charges                               --           244         $ 2,669        1.33%          --

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                            YEARS ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                                                     ACCUMULATION
                                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                        ---------- ----------------- ------------ -------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/ (CONTINUED)
2014               Lowest contract charge 1.20% Class 4                   $10.57            --              --          --
                   Highest contract charge 1.25% Class 4                  $10.57            --              --          --
                   All contract charges                                       --           129         $ 1,356        2.11%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $11.82            --              --          --
                   Highest contract charge 1.70% Class 4                  $12.42            --              --          --
                   All contract charges                                       --         1,382         $16,863        0.02%
2017               Lowest contract charge 0.30% Class 4                   $13.29            --              --          --
                   Highest contract charge 1.70% Class 4                  $14.17            --              --          --
                   All contract charges                                       --         1,194         $16,674        0.41%
2016               Lowest contract charge 0.30% Class 4                   $10.61            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.47            --              --          --
                   All contract charges                                       --         1,083         $12,237        0.10%
2015               Lowest contract charge 0.30% Class 4                   $10.45            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.46            --              --          --
                   All contract charges                                       --         1,077         $12,084          --
2014               Lowest contract charge 1.20% Class 4                   $10.37            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.66            --              --          --
                   All contract charges                                       --           604         $ 6,910        0.10%
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $15.36            --              --          --
                   Highest contract charge 1.25% Class 4                  $14.62            --              --          --
                   All contract charges                                       --         1,461         $19,140        1.51%
2017               Lowest contract charge 0.30% Class 4                   $15.73            --              --          --
                   Highest contract charge 1.25% Class 4                  $15.11            --              --          --
                   All contract charges                                       --           867         $11,955        1.52%
2016               Lowest contract charge 0.30% Class 4                   $12.92            --              --          --
                   Highest contract charge 1.25% Class 4                  $12.54            --              --          --
                   All contract charges                                       --           505         $ 6,035        1.49%
2015               Lowest contract charge 0.30% Class 4                   $11.65            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.41            --              --          --
                   All contract charges                                       --           371         $ 4,158        1.91%
2014               Lowest contract charge 1.20% Class 4                   $11.42            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.42            --              --          --
                   All contract charges                                       --           136         $ 1,561        2.38%
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
2018               Lowest contract charge 1.10% Class 4                   $ 9.51            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.69            --              --          --
                   All contract charges                                       --           715         $ 6,877        2.31%
2017               Lowest contract charge 1.10% Class 4                   $10.86            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.08            --              --          --
                   All contract charges                                       --           506         $ 5,568        2.34%
2016               Lowest contract charge 1.10% Class 4                   $ 8.81            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 8.99            --              --          --
                   All contract charges                                       --           361         $ 3,229        2.67%
2015               Lowest contract charge 1.10% Class 4(e)                $ 8.80            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.00            --              --          --
                   All contract charges                                       --           319         $ 2,871        2.52%
2014               Lowest contract charge 1.20% Class 4                   $ 9.68            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.68            --              --          --
                   All contract charges                                       --           172         $ 1,662        5.12%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
2018               Lowest contract charge 1.30% Class P-2                 $12.76            --              --          --
                   Highest contract charge 1.70% Class P-2                $12.46            --              --          --
                   All contract charges                                       --           509         $ 6,445        1.33%

                                                     --------

                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 1.20% Class 4                    0.76%
Highest contract charge 1.25% Class 4                   0.76%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                  (11.06)%
Highest contract charge 1.70% Class 4                 (12.35)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   25.26%
Highest contract charge 1.70% Class 4                  23.54%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    1.53%
Highest contract charge 1.70% Class 4                   0.09%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   (0.29)%
Highest contract charge 1.70% Class 4                  (1.72)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    0.58%
Highest contract charge 1.70% Class 4                   0.17%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                   (2.35)%
Highest contract charge 1.25% Class 4                  (3.24)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   21.75%
Highest contract charge 1.25% Class 4                  20.49%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   10.90%
Highest contract charge 1.25% Class 4                   9.90%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    0.95%
Highest contract charge 1.25% Class 4                  (0.09)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    8.97%
Highest contract charge 1.25% Class 4                   8.97%
All contract charges                                      --

Lowest contract charge 1.10% Class 4                  (12.43)%
Highest contract charge 1.25% Class 4                 (12.55)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                   23.27%
Highest contract charge 1.25% Class 4                  23.25%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                    0.11%
Highest contract charge 1.25% Class 4                  (0.11)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4(e)               (12.09)%
Highest contract charge 1.25% Class 4                  (7.02)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                   (4.63)%
Highest contract charge 1.25% Class 4                  (4.63)%
All contract charges                                      --

Lowest contract charge 1.30% Class P-2                 (6.18)%
Highest contract charge 1.70% Class P-2                (6.53)%
All contract charges                                      --

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION
FUND/SM/ (CONTINUED)
2017  Lowest contract charge 1.30% Class P-2               $13.60            --               --         --        13.33%
      Highest contract charge 1.70% Class P-2              $13.33            --               --         --        12.87%
      All contract charges                                     --           562         $  7,606       0.76%          --
2016  Lowest contract charge 1.30% Class P-2               $12.00            --               --         --         5.91%
      Highest contract charge 1.70% Class P-2              $11.81            --               --         --         5.45%
      All contract charges                                     --           484         $  5,775       1.31%          --
2015  Lowest contract charge 1.30% Class P-2               $11.33            --               --         --        (2.41)%
      Highest contract charge 1.70% Class P-2              $11.20            --               --         --        (2.78)%
      All contract charges                                     --           504         $  5,699       1.50%          --
2014  Lowest contract charge 1.30% Class P-2               $11.61            --               --         --         1.57%
      Highest contract charge 1.70% Class P-2              $11.52            --               --         --         1.14%
      All contract charges                                     --           489         $  5,664       0.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2018  Lowest contract charge 0.30% Class 4                 $10.29            --               --         --       (14.53)%
      Highest contract charge 1.70% Class 4                $10.22            --               --         --       (15.75)%
      All contract charges                                     --         5,012         $ 51,492       0.71%          --
2017  Lowest contract charge 0.30% Class 4                 $12.04            --               --         --        28.63%
      Highest contract charge 1.70% Class 4                $12.13            --               --         --        26.88%
      All contract charges                                     --         4,386         $ 53,367       0.85%          --
2016  Lowest contract charge 0.30% Class 4                 $ 9.36            --               --         --         4.82%
      Highest contract charge 1.70% Class 4                $ 9.56            --               --         --         3.24%
      All contract charges                                     --         3,789         $ 36,229       0.67           --
2015  Lowest contract charge 0.30% Class 4                 $ 8.93            --               --         --        (3.67)%
      Highest contract charge 1.70% Class 4                $ 9.26            --               --         --        (5.03)%
      All contract charges                                     --         3,247         $ 29,955       0.58%          --
2014  Lowest contract charge 1.20% Class 4                 $ 9.17            --               --         --        (9.30)%
      Highest contract charge 1.70% Class 4                $ 9.75            --               --         --        (9.64)%
      All contract charges                                     --         2,069         $ 20,029       1.59%          --
AXA 400 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $18.07            --               --         --       (12.83)%
      Highest contract charge 1.70% Class B                $19.76            --               --         --       (13.75)%
      All contract charges                                     --         3,091         $ 58,913       0.89%          --
2017  Lowest contract charge 0.65% Class B                 $20.73            --               --         --        14.47%
      Highest contract charge 1.70% Class B                $22.91            --               --         --        13.25%
      All contract charges                                     --         3,593         $ 79,230       0.74%          --
2016  Lowest contract charge 0.65% Class B                 $18.11            --               --         --        18.91%
      Highest contract charge 1.70% Class B                $20.23            --               --         --        17.68%
      All contract charges                                     --         3,959         $ 78,033       0.74%          --
2015  Lowest contract charge 0.65% Class B                 $15.23            --               --         --        (3.73)%
      Highest contract charge 1.70% Class B                $17.19            --               --         --        (4.76)%
      All contract charges                                     --         4,241         $ 72,320       0.54%          --
2014  Lowest contract charge 0.65% Class B                 $15.82            --               --         --         8.06%
      Highest contract charge 1.70% Class B                $18.05            --               --         --         6.93%
      All contract charges                                     --         4,305         $ 77,669       0.40%          --
AXA 500 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $20.15            --               --         --        (6.67)%
      Highest contract charge 1.70% Class B                $20.26            --               --         --        (7.66)%
      All contract charges                                     --         6,960         $139,884       1.03%          --
2017  Lowest contract charge 0.65% Class B                 $21.59            --               --         --        19.94%
      Highest contract charge 1.70% Class B                $21.94            --               --         --        18.66%
      All contract charges                                     --         8,242         $179,840       1.08%          --
2016  Lowest contract charge 0.65% Class B                 $18.00            --               --         --        10.29%
      Highest contract charge 1.70% Class B                $18.49            --               --         --         9.15%
      All contract charges                                     --         9,491         $175,396       1.20%          --

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $16.32            --               --         --        (0.24)%
      Highest contract charge 1.70% Class B      $16.94            --               --         --        (1.34)%
      All contract charges                           --        10,031         $170,851       0.90%          --
2014  Lowest contract charge 0.65% Class B       $16.36            --               --         --        11.83%
      Highest contract charge 1.70% Class B      $17.17            --               --         --        10.70%
      All contract charges                           --        10,706         $185,193       0.57%          --
AXA 2000 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B       $17.17            --               --         --       (12.49)%
      Highest contract charge 1.70% Class B      $19.24            --               --         --       (13.41)%
      All contract charges                           --         3,194         $ 60,105       0.73%          --
2017  Lowest contract charge 0.65% Class B       $19.62            --               --         --        13.15%
      Highest contract charge 1.70% Class B      $22.22            --               --         --        11.94%
      All contract charges                           --         3,550         $ 77,736       0.70%          --
2016  Lowest contract charge 0.65% Class B       $17.34            --               --         --        19.75%
      Highest contract charge 1.70% Class B      $19.85            --               --         --        18.44%
      All contract charges                           --         3,941         $ 77,963       0.70%          --
2015  Lowest contract charge 0.65% Class B       $14.48            --               --         --        (5.73)%
      Highest contract charge 1.70% Class B      $16.76            --               --         --        (6.68)%
      All contract charges                           --         4,452         $ 74,582       0.39%          --
2014  Lowest contract charge 0.65% Class B       $15.36            --               --         --         3.36%
      Highest contract charge 1.70% Class B      $17.96            --               --         --         2.28%
      All contract charges                           --         4,617         $ 83,163       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.30% Class A       $16.80            --               --         --        (9.87)%
      Highest contract charge 1.70% Class A      $16.18            --               --         --       (10.31)%
      All contract charges                           --         1,025         $ 17,064       1.63%          --
2017  Lowest contract charge 1.30% Class A       $18.64            --               --         --        17.53%
      Highest contract charge 1.70% Class A      $18.04            --               --         --        17.07%
      All contract charges                           --         1,073         $ 19,847       1.57%          --
2016  Lowest contract charge 1.30% Class A       $15.86            --               --         --         7.38%
      Highest contract charge 1.70% Class A      $15.41            --               --         --         6.94%
      All contract charges                           --         1,146         $ 18,059       0.98%          --
2015  Lowest contract charge 1.30% Class A       $14.77            --               --         --        (3.02)%
      Highest contract charge 1.70% Class A      $14.41            --               --         --        (3.42)%
      All contract charges                           --         1,184         $ 17,376       0.93%          --
2014  Lowest contract charge 1.30% Class A       $15.23            --               --         --         3.32%
      Highest contract charge 1.70% Class A      $14.92            --               --         --         2.97%
      All contract charges                           --         1,348         $ 20,405       1.53%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.70            --               --         --        (9.70)%
      Highest contract charge 1.25% Class B      $11.77            --               --         --        (9.88)%
      All contract charges                           --           708         $  7,939       1.63%          --
2017  Lowest contract charge 1.10% Class B       $11.85            --               --         --        17.79%
      Highest contract charge 1.25% Class B      $13.06            --               --         --        17.66%
      All contract charges                           --           557         $  6,931       1.57%          --
2016  Lowest contract charge 1.10% Class B       $10.06            --               --         --         7.59%
      Highest contract charge 1.25% Class B      $11.10            --               --         --         7.35%
      All contract charges                           --           273         $  2,901       0.98%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.35            --               --         --        (6.22)%
      Highest contract charge 1.25% Class B      $10.34            --               --         --        (2.91)%
      All contract charges                           --           118         $  1,216       0.93%          --
2014  Lowest contract charge 1.20% Class B       $10.66            --               --         --         3.50%
      Highest contract charge 1.25% Class B      $10.65            --               --         --         3.40%
      All contract charges                           --            94         $  1,006       1.53%          --

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA AGGRESSIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $14.74             --               --        --       (8.28)%
      Highest contract charge 1.70% Class B    $14.35             --               --        --       (8.60)%
      All contract charges                         --        234,232       $3,434,707      1.22%         --
2017  Lowest contract charge 1.30% Class B     $16.07             --               --        --       14.21%
      Highest contract charge 1.70% Class B    $15.70             --               --        --       13.77%
      All contract charges                         --        223,958       $3,578,153      1.71%         --
2016  Lowest contract charge 1.30% Class B     $14.07             --               --        --        7.73%
      Highest contract charge 1.70% Class B    $13.80             --               --        --        7.23%
      All contract charges                         --        193,603       $2,709,398      1.09%         --
2015  Lowest contract charge 1.30% Class B     $13.06             --               --        --       (2.46)%
      Highest contract charge 1.70% Class B    $12.87             --               --        --       (2.79)%
      All contract charges                         --        171,989       $2,236,469      1.43%         --
2014  Lowest contract charge 1.30% Class B     $13.39             --               --        --        4.86%
      Highest contract charge 1.70% Class B    $13.24             --               --        --        4.42%
      All contract charges                         --        118,842       $1,585,315      1.99%         --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.65% Class B     $13.27             --               --        --       (4.81)%
      Highest contract charge 1.70% Class B    $13.25             --               --        --       (5.83)%
      All contract charges                         --        193,589       $2,678,065      1.19%         --
2017  Lowest contract charge 0.65% Class B     $13.94             --               --        --        9.16%
      Highest contract charge 1.70% Class B    $14.07             --               --        --        7.98%
      All contract charges                         --        207,052       $3,033,570      1.29%         --
2016  Lowest contract charge 0.65% Class B     $12.77             --               --        --        5.28%
      Highest contract charge 1.70% Class B    $13.03             --               --        --        4.16%
      All contract charges                         --        206,228       $2,791,404      0.89%         --
2015  Lowest contract charge 0.65% Class B     $12.13             --               --        --       (1.30)%
      Highest contract charge 1.70% Class B    $12.51             --               --        --       (2.34)%
      All contract charges                         --        194,842       $2,525,918      1.04%         --
2014  Lowest contract charge 0.65% Class B     $12.29             --               --        --        3.71%
      Highest contract charge 1.70% Class B    $12.81             --               --        --        2.64%
      All contract charges                         --        168,531       $2,235,687      1.25%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $12.53             --               --        --       (3.91)%
      Highest contract charge 1.70% Class B    $12.45             --               --        --       (4.89)%
      All contract charges                         --         92,579       $1,198,312      1.16%         --
2017  Lowest contract charge 0.65% Class B     $13.04             --               --        --        7.33%
      Highest contract charge 1.70% Class B    $13.09             --               --        --        6.16%
      All contract charges                         --        102,892       $1,397,489      1.22%         --
2016  Lowest contract charge 0.65% Class B     $12.15             --               --        --        4.20%
      Highest contract charge 1.70% Class B    $12.33             --               --        --        3.18%
      All contract charges                         --        103,465       $1,320,323      0.90%         --
2015  Lowest contract charge 0.65% Class B     $11.66             --               --        --       (1.10)%
      Highest contract charge 1.70% Class B    $11.95             --               --        --       (2.13)%
      All contract charges                         --         94,706       $1,168,745      0.99%         --
2014  Lowest contract charge 0.65% Class B     $11.79             --               --        --        3.15%
      Highest contract charge 1.70% Class B    $12.21             --               --        --        2.01%
      All contract charges                         --         83,471       $1,051,381      1.11%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $11.33             --               --        --       (2.66)%
      Highest contract charge 1.70% Class B    $10.91             --               --        --       (3.11)%
      All contract charges                         --         51,579       $  582,463      1.14%         --
2017  Lowest contract charge 0.65% Class B     $11.36             --               --        --        3.56%
      Highest contract charge 1.70% Class B    $11.26             --               --        --        2.55%
      All contract charges                         --         61,121       $  710,754      0.98%         --

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2016  Lowest contract charge 0.65% Class B     $10.97             --               --        --         2.14%
      Highest contract charge 1.70% Class B    $10.98             --               --        --         1.01%
      All contract charges                         --         70,164       $  792,717      0.83%          --
2015  Lowest contract charge 0.65% Class B     $10.74             --               --        --        (0.83)%
      Highest contract charge 1.70% Class B    $10.87             --               --        --        (1.81)%
      All contract charges                         --         62,480       $  696,974      0.88%          --
2014  Lowest contract charge 0.65% Class B     $10.83             --               --        --         1.98%
      Highest contract charge 1.70% Class B    $11.07             --               --        --         0.82%
      All contract charges                         --         52,780       $  599,559      0.83%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $14.45             --               --        --       (13.27)%
      Highest contract charge 1.70% Class A    $13.92             --               --        --       (13.65)%
      All contract charges                         --            361       $    5,171      0.99%          --
2017  Lowest contract charge 1.30% Class A     $16.66             --               --        --        24.42%
      Highest contract charge 1.70% Class A    $16.12             --               --        --        23.90%
      All contract charges                         --            413       $    6,818      1.08%          --
2016  Lowest contract charge 1.30% Class A     $13.39             --               --        --         3.16%
      Highest contract charge 1.70% Class A    $13.01             --               --        --         2.68%
      All contract charges                         --            467       $    6,204      0.95%          --
2015  Lowest contract charge 1.30% Class A     $12.98             --               --        --        (3.06)%
      Highest contract charge 1.70% Class A    $12.67             --               --        --        (3.36)%
      All contract charges                         --            530       $    6,839      0.93%          --
2014  Lowest contract charge 1.30% Class A     $13.39             --               --        --         0.37%
      Highest contract charge 1.70% Class A    $13.11             --               --        --        (0.08)%
      All contract charges                         --            562       $    7,487      1.04%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $30.65             --               --        --       (13.32)%
      Highest contract charge 1.70% Class B    $21.46             --               --        --       (13.68)%
      All contract charges                         --            279       $    7,728      0.99%          --
2017  Lowest contract charge 1.30% Class B     $35.36             --               --        --        24.46%
      Highest contract charge 1.70% Class B    $24.86             --               --        --        23.93%
      All contract charges                         --            341       $   10,751      1.08%          --
2016  Lowest contract charge 1.30% Class B     $28.41             --               --        --         3.12%
      Highest contract charge 1.70% Class B    $20.06             --               --        --         2.71%
      All contract charges                         --            348       $    8,719      0.95%          --
2015  Lowest contract charge 1.30% Class B     $27.55             --               --        --        (2.99)%
      Highest contract charge 1.70% Class B    $19.53             --               --        --        (3.41)%
      All contract charges                         --            328       $    8,040      0.93%          --
2014  Lowest contract charge 1.30% Class B     $28.40             --               --        --         0.35%
      Highest contract charge 1.70% Class B    $20.22             --               --        --         0.00%
      All contract charges                         --            294       $    7,409      1.04%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $14.86             --               --        --        (6.66)%
      Highest contract charge 1.70% Class B    $15.00             --               --        --        (7.69)%
      All contract charges                         --        254,814       $4,017,172      1.20%          --
2017  Lowest contract charge 0.65% Class B     $15.92             --               --        --        12.99%
      Highest contract charge 1.70% Class B    $16.25             --               --        --        11.84%
      All contract charges                         --        255,967       $4,359,904      1.55%          --
2016  Lowest contract charge 0.65% Class B     $14.09             --               --        --         7.39%
      Highest contract charge 1.70% Class B    $14.53             --               --        --         6.21%
      All contract charges                         --        237,828       $3,616,245      1.00%          --
2015  Lowest contract charge 0.65% Class B     $13.12             --               --        --        (1.65)%
      Highest contract charge 1.70% Class B    $13.68             --               --        --        (2.63)%
      All contract charges                         --        217,542       $3,107,504      1.26%          --
2014  Lowest contract charge 0.65% Class B     $13.34             --               --        --         4.96%
      Highest contract charge 1.70% Class B    $14.05             --               --        --         3.84%
      All contract charges                         --        165,833       $2,437,544      1.66%          --

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.78            --               --         --       (15.98)%
      Highest contract charge 1.70% Class A    $10.39            --               --         --       (16.34)%
      All contract charges                         --           435         $  4,650       1.70%          --
2017  Lowest contract charge 1.30% Class A     $12.83            --               --         --        24.68%
      Highest contract charge 1.70% Class A    $12.42            --               --         --        24.20%
      All contract charges                         --           432         $  5,495       1.66%          --
2016  Lowest contract charge 1.30% Class A     $10.29            --               --         --        (1.15)%
      Highest contract charge 1.70% Class A    $10.00            --               --         --        (1.48)%
      All contract charges                         --           434         $  4,432       0.29%          --
2015  Lowest contract charge 1.30% Class A     $10.41            --               --         --        (5.54)%
      Highest contract charge 1.70% Class A    $10.15            --               --         --        (5.93)%
      All contract charges                         --           445         $  4,593       0.06%          --
2014  Lowest contract charge 1.30% Class A     $11.02            --               --         --        (7.47)%
      Highest contract charge 1.70% Class A    $10.79            --               --         --        (7.86)%
      All contract charges                         --           388         $  4,253       1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $14.99            --               --         --       (16.02)%
      Highest contract charge 1.70% Class B    $11.85            --               --         --       (16.37)%
      All contract charges                         --           437         $  6,117       1.70%          --
2017  Lowest contract charge 1.30% Class B     $17.85            --               --         --        24.65%
      Highest contract charge 1.70% Class B    $14.17            --               --         --        24.19%
      All contract charges                         --           491         $  8,206       1.66%          --
2016  Lowest contract charge 1.30% Class B     $14.32            --               --         --        (1.10)%
      Highest contract charge 1.70% Class B    $11.41            --               --         --        (1.47)%
      All contract charges                         --           545         $  7,273       0.29%          --
2015  Lowest contract charge 1.30% Class B     $14.48            --               --         --        (5.54)%
      Highest contract charge 1.70% Class B    $11.58            --               --         --        (6.01)%
      All contract charges                         --           583         $  7,915       0.06%          --
2014  Lowest contract charge 1.30% Class B     $15.33            --               --         --        (7.48)%
      Highest contract charge 1.70% Class B    $12.32            --               --         --        (7.85)%
      All contract charges                         --           545         $  7,822       1.62%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B     $10.70            --               --         --       (14.94)%
      Highest contract charge 1.70% Class B    $10.30            --               --         --       (15.92)%
      All contract charges                         --         8,262         $ 87,056       1.79%          --
2017  Lowest contract charge 0.65% Class B     $12.58            --               --         --        23.45%
      Highest contract charge 1.70% Class B    $12.25            --               --         --        22.13%
      All contract charges                         --         9,065         $113,324       1.96%          --
2016  Lowest contract charge 0.65% Class B     $10.19            --               --         --        (0.78)%
      Highest contract charge 1.70% Class B    $10.03            --               --         --        (1.76)%
      All contract charges                         --        10,749         $109,748       1.23%          --
2015  Lowest contract charge 0.65% Class B     $10.27            --               --         --        (3.02)%
      Highest contract charge 1.70% Class B    $10.21            --               --         --        (4.13)%
      All contract charges                         --        11,114         $115,259       0.04%          --
2014  Lowest contract charge 0.65% Class B     $10.59            --               --         --        (7.11)%
      Highest contract charge 1.70% Class B    $10.65            --               --         --        (8.03)%
      All contract charges                         --        11,094         $119,622       0.84%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.31            --               --         --       (17.59)%
      Highest contract charge 1.70% Class A    $ 9.94            --               --         --       (17.92)%
      All contract charges                         --           233         $  2,379       1.62%          --
2017  Lowest contract charge 1.30% Class A     $12.51            --               --         --        21.69%
      Highest contract charge 1.70% Class A    $12.11            --               --         --        21.34%
      All contract charges                         --           277         $  3,440       1.87%          --

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 1.30% Class A          $10.28           --               --          --       (0.48)%
            Highest contract charge 1.70% Class A         $ 9.98           --               --          --       (0.99)%
            All contract charges                              --          306          $ 3,115        0.45%         --
2015        Lowest contract charge 1.30% Class A          $10.33           --               --          --       (4.44)%
            Highest contract charge 1.70% Class A         $10.08           --               --          --       (4.82)%
            All contract charges                              --          359          $ 3,686        0.10%         --
2014        Lowest contract charge 1.30% Class A          $10.81           --               --          --       (8.39)%
            Highest contract charge 1.70% Class A         $10.59           --               --          --       (8.71)%
            All contract charges                              --          375          $ 4,031        1.63%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $22.35           --               --          --       (7.64)%
            Highest contract charge 1.70% Class B         $15.99           --               --          --       (8.05)%
            All contract charges                              --          401          $ 8,197        0.97%         --
2017        Lowest contract charge 1.30% Class B          $24.20           --               --          --       20.40%
            Highest contract charge 1.70% Class B         $17.39           --               --          --       19.93%
            All contract charges                              --          487          $10,843        1.01%         --
2016        Lowest contract charge 1.30% Class B          $20.10           --               --          --        8.41%
            Highest contract charge 1.70% Class B         $14.50           --               --          --        7.97%
            All contract charges                              --          509          $ 9,344        1.19%         --
2015        Lowest contract charge 1.30% Class B          $18.54           --               --          --       (0.96)%
            Highest contract charge 1.70% Class B         $13.43           --               --          --       (1.40)%
            All contract charges                              --          493          $ 8,225        1.05%         --
2014        Lowest contract charge 1.30% Class B          $18.72           --               --          --       10.18%
            Highest contract charge 1.70% Class B         $13.62           --               --          --        9.75%
            All contract charges                              --          464          $ 7,756        1.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class A          $23.79           --               --          --       (4.23)%
            Highest contract charge 1.70% Class A         $22.92           --               --          --       (4.62)%
            All contract charges                              --          216          $ 5,059        0.47%         --
2017        Lowest contract charge 1.30% Class A          $24.84           --               --          --       27.52%
            Highest contract charge 1.70% Class A         $24.03           --               --          --       27.01%
            All contract charges                              --          255          $ 6,271        0.48%         --
2016        Lowest contract charge 1.30% Class A          $19.48           --               --          --        4.17%
            Highest contract charge 1.70% Class A         $18.92           --               --          --        3.73%
            All contract charges                              --          274          $ 5,298        0.56%         --
2015        Lowest contract charge 1.30% Class A          $18.70           --               --          --        2.69%
            Highest contract charge 1.70% Class A         $18.24           --               --          --        2.24%
            All contract charges                              --          314          $ 5,839        0.30%         --
2014        Lowest contract charge 1.30% Class A          $18.21           --               --          --        9.63%
            Highest contract charge 1.70% Class A         $17.84           --               --          --        9.25%
            All contract charges                              --          289          $ 5,230        0.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $27.77           --               --          --       (4.24)%
            Highest contract charge 1.70% Class B         $29.67           --               --          --       (4.63)%
            All contract charges                              --          570          $15,944        0.47%         --
2017        Lowest contract charge 1.30% Class B          $29.00           --               --          --       27.53%
            Highest contract charge 1.70% Class B         $31.11           --               --          --       27.03%
            All contract charges                              --          668          $19,555        0.48%         --
2016        Lowest contract charge 1.30% Class B          $22.74           --               --          --        4.17%
            Highest contract charge 1.70% Class B         $24.49           --               --          --        3.73%
            All contract charges                              --          733          $16,909        0.56%         --
2015        Lowest contract charge 1.30% Class B          $21.83           --               --          --        2.68%
            Highest contract charge 1.70% Class B         $23.61           --               --          --        2.25%
            All contract charges                              --          772          $17,200        0.30%         --

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 1.30% Class B         $21.26           --               --          --         9.64%
          Highest contract charge 1.70% Class B        $23.09           --               --          --         9.22%
          All contract charges                             --          720          $15,801        0.24%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $19.13           --               --          --       (11.11)%
          Highest contract charge 1.70% Class A        $18.43           --               --          --       (11.48)%
          All contract charges                             --          495          $ 9,390        2.42%          --
2017      Lowest contract charge 1.30% Class A         $21.52           --               --          --        12.38%
          Highest contract charge 1.70% Class A        $20.82           --               --          --        11.94%
          All contract charges                             --          503          $10,734        1.53%          --
2016      Lowest contract charge 1.30% Class A         $19.15           --               --          --        13.85%
          Highest contract charge 1.70% Class A        $18.60           --               --          --        13.35%
          All contract charges                             --          489          $ 9,281        1.79%          --
2015      Lowest contract charge 1.30% Class A         $16.82           --               --          --        (5.24)%
          Highest contract charge 1.70% Class A        $16.41           --               --          --        (5.64)%
          All contract charges                             --          976          $16,144        2.25%          --
2014      Lowest contract charge 1.30% Class A         $17.75           --               --          --        10.73%
          Highest contract charge 1.70% Class A        $17.39           --               --          --        10.34%
          All contract charges                             --          349          $ 6,155        1.87%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $17.74           --               --          --       (11.08)%
          Highest contract charge 1.70% Class B        $19.28           --               --          --       (11.48)%
          All contract charges                             --          607          $10,830        2.42%          --
2017      Lowest contract charge 1.30% Class B         $19.95           --               --          --        12.33%
          Highest contract charge 1.70% Class B        $21.78           --               --          --        11.92%
          All contract charges                             --          734          $14,837        1.53%          --
2016      Lowest contract charge 1.30% Class B         $17.76           --               --          --        13.85%
          Highest contract charge 1.70% Class B        $19.46           --               --          --        13.40%
          All contract charges                             --          811          $14,619        1.79%          --
2015      Lowest contract charge 1.30% Class B         $15.60           --               --          --        (5.28)%
          Highest contract charge 1.70% Class B        $17.16           --               --          --        (5.66)%
          All contract charges                             --          817          $12,896        2.25%          --
2014      Lowest contract charge 1.30% Class B         $16.47           --               --          --        10.76%
          Highest contract charge 1.70% Class B        $18.19           --               --          --        10.31%
          All contract charges                             --          805          $13,433        1.87%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $20.13           --               --          --       (14.41)%
          Highest contract charge 1.70% Class A        $19.39           --               --          --       (14.81)%
          All contract charges                             --          241          $ 4,819        1.21%          --
2017      Lowest contract charge 1.30% Class A         $23.52           --               --          --        10.89%
          Highest contract charge 1.70% Class A        $22.76           --               --          --        10.43%
          All contract charges                             --          229          $ 5,338        1.07%          --
2016      Lowest contract charge 1.30% Class A         $21.21           --               --          --        16.09%
          Highest contract charge 1.70% Class A        $20.61           --               --          --        15.66%
          All contract charges                             --          216          $ 4,560        1.36%          --
2015      Lowest contract charge 1.30% Class A         $18.27           --               --          --        (4.79)%
          Highest contract charge 1.70% Class A        $17.82           --               --          --        (5.16)%
          All contract charges                             --          199          $ 3,604        0.85%          --
2014      Lowest contract charge 1.30% Class A         $19.19           --               --          --         9.47%
          Highest contract charge 1.70% Class A        $18.79           --               --          --         8.99%
          All contract charges                             --          172          $ 3,272        0.63%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $23.17           --               --          --       (14.41)%
          Highest contract charge 1.70% Class B        $23.93           --               --          --       (14.78)%
          All contract charges                             --          414          $ 9,486        1.21%          --

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2017    Lowest contract charge 1.30% Class B        $27.07             --               --        --       10.85%
        Highest contract charge 1.70% Class B       $28.08             --               --        --       10.42%
        All contract charges                            --            489       $   13,131      1.07%         --
2016    Lowest contract charge 1.30% Class B        $24.42             --               --        --       16.12%
        Highest contract charge 1.70% Class B       $25.43             --               --        --       15.64%
        All contract charges                            --            515       $   12,477      1.36%         --
2015    Lowest contract charge 1.30% Class B        $21.03             --               --        --       (4.76)%
        Highest contract charge 1.70% Class B       $21.99             --               --        --       (5.17)%
        All contract charges                            --            429       $    8,993      0.85%         --
2014    Lowest contract charge 1.30% Class B        $22.08             --               --        --        9.42%
        Highest contract charge 1.70% Class B       $23.19             --               --        --        8.98%
        All contract charges                            --            322       $    7,158      0.63%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.30% Class A        $13.55             --               --        --       (6.03)%
        Highest contract charge 1.70% Class A       $13.06             --               --        --       (6.38)%
        All contract charges                            --          7,282       $   97,916      1.65%         --
2017    Lowest contract charge 1.30% Class A        $14.42             --               --        --        9.66%
        Highest contract charge 1.70% Class A       $13.95             --               --        --        9.15%
        All contract charges                            --          7,245       $  103,678      1.29%         --
2016    Lowest contract charge 1.30% Class A        $13.15             --               --        --        3.95%
        Highest contract charge 1.70% Class A       $12.78             --               --        --        3.57%
        All contract charges                            --          7,444       $   97,273      0.97%         --
2015    Lowest contract charge 1.30% Class A        $12.65             --               --        --       (2.17)%
        Highest contract charge 1.70% Class A       $12.34             --               --        --       (2.53)%
        All contract charges                            --          7,426       $   93,368      0.93%         --
2014    Lowest contract charge 1.30% Class A        $12.93             --               --        --        1.73%
        Highest contract charge 1.70% Class A       $12.66             --               --        --        1.28%
        All contract charges                            --          6,400       $   82,370      1.26%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.10% Class B        $10.31             --               --        --       (5.84)%
        Highest contract charge 1.25% Class B       $10.81             --               --        --       (6.00)%
        All contract charges                            --          5,157       $   54,691      1.65%         --
2017    Lowest contract charge 1.10% Class B        $10.95             --               --        --        9.83%
        Highest contract charge 1.25% Class B       $11.50             --               --        --        9.63%
        All contract charges                            --          3,892       $   43,939      1.29%         --
2016    Lowest contract charge 1.10% Class B        $ 9.97             --               --        --        4.18%
        Highest contract charge 1.25% Class B       $10.49             --               --        --        4.07%
        All contract charges                            --          3,079       $   31,796      0.97%         --
2015    Lowest contract charge 1.10% Class B(e)     $ 9.57             --               --        --       (4.01)%
        Highest contract charge 1.25% Class B       $10.08             --               --        --       (2.14)%
        All contract charges                            --          1,656       $   16,584      0.93%         --
2014    Lowest contract charge 1.20% Class B        $10.30             --               --        --        1.78%
        Highest contract charge 1.25% Class B       $10.30             --               --        --        1.78%
        All contract charges                            --            643       $    6,617      1.26%         --
AXA MODERATE GROWTH STRATEGY
2018    Lowest contract charge 0.65% Class B        $14.05             --               --        --       (5.77)%
        Highest contract charge 1.70% Class B       $14.12             --               --        --       (6.74)%
        All contract charges                            --        386,476       $5,690,464      1.18%         --
2017    Lowest contract charge 0.65% Class B        $14.91             --               --        --       11.02%
        Highest contract charge 1.70% Class B       $15.14             --               --        --        9.87%
        All contract charges                            --        410,293       $6,460,092      1.40%         --
2016    Lowest contract charge 0.65% Class B        $13.43             --               --        --        6.42%
        Highest contract charge 1.70% Class B       $13.78             --               --        --        5.27%
        All contract charges                            --        412,040       $5,886,347      0.93%         --

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $12.62             --               --        --       (1.48)%
      Highest contract charge 1.70% Class B      $13.09             --               --        --       (2.46)%
      All contract charges                           --        398,866       $5,398,722      1.10%         --
2014  Lowest contract charge 0.65% Class B       $12.81             --               --        --        4.32%
      Highest contract charge 1.70% Class B      $13.42             --               --        --        3.23%
      All contract charges                           --        357,621       $4,954,307      1.33%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.30% Class A       $15.13             --               --        --       (8.02)%
      Highest contract charge 1.70% Class A      $14.58             --               --        --       (8.42)%
      All contract charges                           --          2,039       $   30,652      1.68%         --
2017  Lowest contract charge 1.30% Class A       $16.45             --               --        --       13.37%
      Highest contract charge 1.70% Class A      $15.92             --               --        --       12.99%
      All contract charges                           --          2,208       $   36,100      1.43%         --
2016  Lowest contract charge 1.30% Class A       $14.51             --               --        --        5.91%
      Highest contract charge 1.70% Class A      $14.09             --               --        --        5.39%
      All contract charges                           --          2,447       $   35,296      0.91%         --
2015  Lowest contract charge 1.30% Class A       $13.70             --               --        --       (2.56)%
      Highest contract charge 1.70% Class A      $13.37             --               --        --       (2.90)%
      All contract charges                           --          2,757       $   37,605      0.93%         --
2014  Lowest contract charge 1.30% Class A       $14.06             --               --        --        2.40%
      Highest contract charge 1.70% Class A      $13.77             --               --        --        2.00%
      All contract charges                           --          2,942       $   41,212      1.39%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.51             --               --        --       (7.89)%
      Highest contract charge 1.25% Class B      $11.28             --               --        --       (7.99)%
      All contract charges                           --          2,433       $   26,363      1.68%         --
2017  Lowest contract charge 1.10% Class B       $11.41             --               --        --       13.65%
      Highest contract charge 1.25% Class B      $12.26             --               --        --       13.41%
      All contract charges                           --          1,846       $   21,863      1.43%         --
2016  Lowest contract charge 1.10% Class B       $10.04             --               --        --        6.13%
      Highest contract charge 1.25% Class B      $10.81             --               --        --        5.98%
      All contract charges                           --          1,404       $   14,859      0.91%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.46             --               --        --       (5.12)%
      Highest contract charge 1.25% Class B      $10.20             --               --        --       (2.49)%
      All contract charges                           --            898       $    9,049      0.93%         --
2014  Lowest contract charge 1.20% Class B       $10.47             --               --        --        2.55%
      Highest contract charge 1.25% Class B      $10.46             --               --        --        2.45%
      All contract charges                           --            594       $    6,215      1.39%         --
AXA ULTRA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B       $ 9.99             --               --        --       (1.67)%
      Highest contract charge 1.70% Class B      $ 9.70             --               --        --       (2.12)%
      All contract charges                           --        109,223       $1,079,622      2.70%         --
2017  Lowest contract charge 1.30% Class B       $10.16             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $ 9.91             --               --        --        0.20%
      All contract charges                           --         13,061       $  131,233      0.56%         --
2016  Lowest contract charge 1.30% Class B       $10.10             --               --        --        0.10%
      Highest contract charge 1.70% Class B      $ 9.89             --               --        --       (0.30)%
      All contract charges                           --         23,917       $  239,324      0.22%         --
2015  Lowest contract charge 1.30% Class B       $10.09             --               --        --       (1.37)%
      Highest contract charge 1.70% Class B      $ 9.92             --               --        --       (1.68)%
      All contract charges                           --          4,601       $   46,148      1.60%         --
2014  Lowest contract charge 1.30% Class B       $10.23             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $10.09             --               --        --        0.20%
      All contract charges                           --            256       $    2,600      1.04%         --

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/AB DYNAMIC AGGRESSIVE GROWTH
2018  Lowest contract charge 1.30% Class B(q)     $ 9.31             --               --        --       (9.26)%
      Highest contract charge 1.65% Class B(q)    $ 9.27             --               --        --       (9.56)%
      All contract charges                            --          8,882       $   82,654      2.44%         --
AXA/AB DYNAMIC GROWTH
2018  Lowest contract charge 1.30% Class B        $10.08             --               --        --       (8.20)%
      Highest contract charge 1.70% Class B       $ 9.93             --               --        --       (8.56)%
      All contract charges                            --         59,844       $  602,293      1.05%         --
2017  Lowest contract charge 1.30% Class B        $10.98             --               --        --       13.31%
      Highest contract charge 1.70% Class B       $10.86             --               --        --       12.77%
      All contract charges                            --         48,758       $  534,452      1.10%         --
2016  Lowest contract charge 1.30% Class B        $ 9.69             --               --        --        2.65%
      Highest contract charge 1.70% Class B       $ 9.63             --               --        --        2.23%
      All contract charges                            --         35,001       $  338,902      0.34%         --
2015  Lowest contract charge 1.30% Class B(e)     $ 9.44             --               --        --       (5.22)%
      Highest contract charge 1.70% Class B(e)    $ 9.42             --               --        --       (5.42)%
      All contract charges                            --         15,626       $  147,439      0.28%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.30% Class B        $11.53             --               --        --       (6.11)%
      Highest contract charge 1.70% Class B       $12.09             --               --        --       (7.43)%
      All contract charges                            --        190,184       $2,350,637      1.12%         --
2017  Lowest contract charge 0.30% Class B        $12.28             --               --        --       12.56%
      Highest contract charge 1.70% Class B       $13.06             --               --        --       10.96%
      All contract charges                            --        208,647       $2,775,306      1.21%         --
2016  Lowest contract charge 0.30% Class B        $10.91             --               --        --        3.41%
      Highest contract charge 1.70% Class B       $11.77             --               --        --        1.99%
      All contract charges                            --        209,957       $2,508,401      0.40%         --
2015  Lowest contract charge 0.65% Class B        $12.15             --               --        --       (1.22)%
      Highest contract charge 1.70% Class B       $11.54             --               --        --       (2.29)%
      All contract charges                            --        207,777       $2,426,133      0.78%         --
2014  Lowest contract charge 0.65% Class B        $12.30             --               --        --        4.06%
      Highest contract charge 1.70% Class B       $11.81             --               --        --        2.96%
      All contract charges                            --        170,494       $2,031,930      0.95%         --
AXA/AB SHORT DURATION GOVERNMENT BOND
2018  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --        0.00%
      Highest contract charge 1.25% Class B       $ 9.41             --               --        --       (0.11)%
      All contract charges                            --            332       $    3,172      1.57%         --
2017  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --       (0.92)%
      Highest contract charge 1.25% Class B       $ 9.42             --               --        --       (1.05)%
      All contract charges                            --            214       $    2,045      0.53%         --
2016  Lowest contract charge 1.10% Class B        $ 9.79             --               --        --       (0.91)%
      Highest contract charge 1.25% Class B       $ 9.52             --               --        --       (1.04)%
      All contract charges                            --            173       $    1,662      0.10%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.88             --               --        --       (1.10)%
      Highest contract charge 1.25% Class B       $ 9.62             --               --        --       (1.74)%
      All contract charges                            --            120       $    1,167      0.00%         --
2014  Lowest contract charge 1.20% Class B        $ 9.80             --               --        --       (1.71)%
      Highest contract charge 1.25% Class B       $ 9.79             --               --        --       (1.81)%
      All contract charges                            --             57       $      560      0.00%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 1.30% Class A        $25.92             --               --        --       (9.08)%
      Highest contract charge 1.70% Class A       $24.98             --               --        --       (9.46)%
      All contract charges                            --          1,729       $   44,250      0.13%         --
2017  Lowest contract charge 1.30% Class A        $28.51             --               --        --       21.06%
      Highest contract charge 1.70% Class A       $27.59             --               --        --       20.59%
      All contract charges                            --          1,839       $   51,700      0.28%         --

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.65% Class A       $18.66            --              --          --       11.87%
      Highest contract charge 1.70% Class A      $22.88            --              --          --       10.69%
      All contract charges                           --         1,730         $40,211        0.40%         --
2015  Lowest contract charge 0.65% Class A       $16.68            --              --          --       (3.53)%
      Highest contract charge 1.70% Class A      $20.67            --              --          --       (4.57)%
      All contract charges                           --         1,447         $30,413        0.05%         --
2014  Lowest contract charge 0.65% Class A       $17.29            --              --          --        2.86%
      Highest contract charge 1.70% Class A      $21.66            --              --          --        1.83%
      All contract charges                           --         1,187         $26,079        0.07%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.30% Class B       $13.06            --              --          --       (8.16)%
      Highest contract charge 1.70% Class B      $33.87            --              --          --       (9.46)%
      All contract charges                           --         1,289         $21,276        0.13%         --
2017  Lowest contract charge 1.10% Class B(e)    $12.39            --              --          --       21.35%
      Highest contract charge 1.70% Class B      $37.41            --              --          --       20.60%
      All contract charges                           --         1,053         $22,411        0.28%         --
2016  Lowest contract charge 0.30% Class B       $11.62            --              --          --       12.16%
      Highest contract charge 1.70% Class B      $31.02            --              --          --       10.67%
      All contract charges                           --           927         $18,137        0.40%         --
2015  Lowest contract charge 0.30% Class B       $10.36            --              --          --       (3.18)%
      Highest contract charge 1.70% Class B      $28.03            --              --          --       (4.56)%
      All contract charges                           --           913         $17,098        0.05%         --
2014  Lowest contract charge 1.20% Class B       $10.58            --              --          --        2.32%
      Highest contract charge 1.70% Class B      $29.37            --              --          --        1.80%
      All contract charges                           --           741         $15,872        0.07%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018  Lowest contract charge 1.10% Class B(r)    $ 9.40            --              --          --       (7.57)%
      Highest contract charge 1.70% Class B      $17.04            --              --          --       (2.01)%
      All contract charges                           --         3,990         $71,191        0.17%         --
2017  Lowest contract charge 1.30% Class B       $17.89            --              --          --       23.98%
      Highest contract charge 1.70% Class B      $17.39            --              --          --       23.42%
      All contract charges                           --         4,380         $82,106        0.07%         --
2016  Lowest contract charge 1.30% Class B       $14.43            --              --          --       (0.41)%
      Highest contract charge 1.70% Class B      $14.09            --              --          --       (0.84)%
      All contract charges                           --         4,991         $75,699        0.00%         --
2015  Lowest contract charge 1.30% Class B       $14.49            --              --          --       (0.07)%
      Highest contract charge 1.70% Class B      $14.21            --              --          --       (0.42)%
      All contract charges                           --         5,919         $89,723        0.00%         --
2014  Lowest contract charge 1.30% Class B       $14.50            --              --          --        2.47%
      Highest contract charge 1.70% Class B      $14.27            --              --          --        2.00%
      All contract charges                           --         6,403         $97,019        0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.63            --              --          --       (5.50)%
      Highest contract charge 1.70% Class A      $15.06            --              --          --       (5.93)%
      All contract charges                           --           276         $ 4,256        2.94%         --
2017  Lowest contract charge 1.30% Class A       $16.54            --              --          --        8.53%
      Highest contract charge 1.70% Class A      $16.01            --              --          --        8.18%
      All contract charges                           --         1,021         $16,485        2.49%         --
2016  Lowest contract charge 1.30% Class A       $15.24            --              --          --        9.01%
      Highest contract charge 1.70% Class A      $14.80            --              --          --        8.58%
      All contract charges                           --           289         $ 4,352        2.58%         --
2015  Lowest contract charge 1.30% Class A       $13.98            --              --          --       (4.25)%
      Highest contract charge 1.70% Class A      $13.63            --              --          --       (4.69)%
      All contract charges                           --           263         $ 3,656        2.29%         --

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY (CONTINUED)
2014       Lowest contract charge 1.30% Class A         $14.60           --               --          --         4.81%
           Highest contract charge 1.70% Class A        $14.30           --               --          --         4.38%
           All contract charges                             --          268           $3,905        2.50%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $13.77           --               --          --        (5.49)%
           Highest contract charge 1.70% Class B        $13.09           --               --          --        (5.96)%
           All contract charges                             --          345           $4,691        2.94%          --
2017       Lowest contract charge 1.30% Class B         $14.57           --               --          --         8.57%
           Highest contract charge 1.70% Class B        $13.92           --               --          --         8.16%
           All contract charges                             --          365           $5,231        2.49%          --
2016       Lowest contract charge 1.30% Class B         $13.42           --               --          --         9.02%
           Highest contract charge 1.70% Class B        $12.87           --               --          --         8.52%
           All contract charges                             --          397           $5,258        2.58%          --
2015       Lowest contract charge 1.30% Class B         $12.31           --               --          --        (4.35)%
           Highest contract charge 1.70% Class B        $11.86           --               --          --        (4.66)%
           All contract charges                             --          421           $5,107        2.29%          --
2014       Lowest contract charge 1.30% Class B         $12.87           --               --          --         4.89%
           Highest contract charge 1.70% Class B        $12.44           --               --          --         4.45%
           All contract charges                             --          445           $5,631        2.50%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 0.65% Class A         $17.10           --               --          --       (13.42)%
           Highest contract charge 1.70% Class A        $18.96           --               --          --       (14.32)%
           All contract charges                             --           99           $1,932        0.60%          --
2017       Lowest contract charge 1.30% Class A         $22.87           --               --          --        10.27%
           Highest contract charge 1.70% Class A        $22.13           --               --          --         9.88%
           All contract charges                             --          131           $2,962        0.55%          --
2016       Lowest contract charge 1.30% Class A         $20.74           --               --          --        23.31%
           Highest contract charge 1.70% Class A        $20.14           --               --          --        22.73%
           All contract charges                             --          150           $3,089        0.37%          --
2015       Lowest contract charge 1.30% Class A         $16.82           --               --          --        (7.79)%
           Highest contract charge 1.70% Class A        $16.41           --               --          --        (8.12)%
           All contract charges                             --          153           $2,567        0.23%          --
2014       Lowest contract charge 1.30% Class A         $18.24           --               --          --         0.83%
           Highest contract charge 1.70% Class A        $17.86           --               --          --         0.39%
           All contract charges                             --          171           $3,093        0.02%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $15.03           --               --          --       (13.97)%
           Highest contract charge 1.70% Class B        $14.30           --               --          --       (14.32)%
           All contract charges                             --          460           $6,784        0.60%          --
2017       Lowest contract charge 1.30% Class B         $17.47           --               --          --        10.29%
           Highest contract charge 1.70% Class B        $16.69           --               --          --         9.87%
           All contract charges                             --          529           $9,057        0.55%          --
2016       Lowest contract charge 1.30% Class B         $15.84           --               --          --        23.17%
           Highest contract charge 1.70% Class B        $15.19           --               --          --        22.70%
           All contract charges                             --          543           $8,432        0.37%          --
2015       Lowest contract charge 1.30% Class B         $12.86           --               --          --        (7.75)%
           Highest contract charge 1.70% Class B        $12.38           --               --          --        (8.09)%
           All contract charges                             --          608           $7,652        0.23%          --
2014       Lowest contract charge 1.30% Class B         $13.94           --               --          --         0.87%
           Highest contract charge 1.70% Class B        $13.47           --               --          --         0.37%
           All contract charges                             --          603           $8,255        0.02%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class A         $16.07           --               --          --        (9.87)%
           Highest contract charge 1.70% Class A        $15.49           --               --          --       (10.20)%
           All contract charges                             --          346           $5,507        2.12%          --

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                      YEARS ENDED DECEMBER 31,
                                                                  -------------------------------------------------------
                                                                                               ACCUMULATION
                                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                  ---------- ----------------- ------------ -------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2017           Lowest contract charge 1.30% Class A                 $17.83            --               --         --
               Highest contract charge 1.70% Class A                $17.25            --               --         --
               All contract charges                                     --           420         $  7,420       1.65%
2016           Lowest contract charge 0.65% Class A                 $14.81            --               --         --
               Highest contract charge 1.70% Class A                $15.27            --               --         --
               All contract charges                                     --           490         $  7,636       1.61%
2015           Lowest contract charge 0.65% Class                   $13.61            --               --         --
               Highest contract charge 1.70% Class A                $14.18            --               --         --
               All contract charges                                     --           575         $  8,293       1.28%
2014           Lowest contract charge 1.30% Class A                 $15.16            --               --         --
               Highest contract charge 1.70% Class A                $14.84            --               --         --
               All contract charges                                     --           431         $  6,475       1.96%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018           Lowest contract charge 1.30% Class B                 $11.75            --               --         --
               Highest contract charge 1.70% Class B                $11.21            --               --         --
               All contract charges                                     --           397         $  4,596       2.12%
2017           Lowest contract charge 1.30% Class B                 $13.04            --               --         --
               Highest contract charge 1.70% Class B                $12.49            --               --         --
               All contract charges                                     --           451         $  5,783       1.65%
2016           Lowest contract charge 1.30% Class B                 $11.49            --               --         --
               Highest contract charge 1.70% Class B                $11.05            --               --         --
               All contract charges                                     --           476         $  5,409       1.61%
2015           Lowest contract charge 1.30% Class B                 $10.63            --               --         --
               Highest contract charge 1.70% Class B                $10.27            --               --         --
               All contract charges                                     --           513         $  5,380       1.28%
2014           Lowest contract charge 1.30% Class B                 $11.08            --               --         --
               Highest contract charge 1.70% Class B                $10.74            --               --         --
               All contract charges                                     --           504         $  5,525       1.96%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $10.25            --               --         --
               Highest contract charge 1.70% Class B                $10.10            --               --         --
               All contract charges                                     --        49,320         $504,559       0.98%
2017           Lowest contract charge 1.30% Class B                 $10.94            --               --         --
               Highest contract charge 1.70% Class B                $10.83            --               --         --
               All contract charges                                     --        41,484         $453,329       0.53%
2016           Lowest contract charge 1.30% Class B                 $10.04            --               --         --
               Highest contract charge 1.70% Class B                $ 9.97            --               --         --
               All contract charges                                     --        29,121         $291,950       0.38%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.60            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.58            --               --         --
               All contract charges                                     --        11,556         $110,896       0.32%
AXA/INVESCO STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $ 9.83            --               --         --
               Highest contract charge 1.70% Class B                $ 9.69            --               --         --
               All contract charges                                     --        25,664         $251,973       0.83%
2017           Lowest contract charge 1.30% Class B                 $10.49            --               --         --
               Highest contract charge 1.70% Class B                $10.38            --               --         --
               All contract charges                                     --        22,093         $231,467       0.31%
2016           Lowest contract charge 1.30% Class B                 $ 9.68            --               --         --
               Highest contract charge 1.70% Class B                $ 9.62            --               --         --
               All contract charges                                     --        16,629         $160,825       0.06%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.50            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.47            --               --         --
               All contract charges                                     --         6,921         $ 65,722       0.16%

                                                   --------

                                                    TOTAL
                                                   RETURN**
                                                   --------

Lowest contract charge 1.30% Class A                 13.49%
Highest contract charge 1.70% Class A                12.97%
All contract charges                                    --
Lowest contract charge 0.65% Class A                  8.82%
Highest contract charge 1.70% Class A                 7.69%
All contract charges                                    --
Lowest contract charge 0.65% Class                   (3.48)%
Highest contract charge 1.70% Class A                (4.45)%
All contract charges                                    --
Lowest contract charge 1.30% Class A                  4.12%
Highest contract charge 1.70% Class A                 3.63%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (9.89)%
Highest contract charge 1.70% Class B               (10.25)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 13.49%
Highest contract charge 1.70% Class B                13.03%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.09%
Highest contract charge 1.70% Class B                 7.59%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 (4.06)%
Highest contract charge 1.70% Class B                (4.38)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.14%
Highest contract charge 1.70% Class B                 3.67%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.31)%
Highest contract charge 1.70% Class B                (6.74)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.96%
Highest contract charge 1.70% Class B                 8.63%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.58%
Highest contract charge 1.70% Class B                 4.07%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.19)%
Highest contract charge 1.70% Class B(e)             (4.39)%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.29)%
Highest contract charge 1.70% Class B                (6.65)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.37%
Highest contract charge 1.70% Class B                 7.90%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  1.89%
Highest contract charge 1.70% Class B                 1.58%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.33)%
Highest contract charge 1.70% Class B(e)             (4.63)%
All contract charges                                    --

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.30% Class A        $18.92            --               --         --       (3.07)%
      Highest contract charge 1.70% Class A       $18.23            --               --         --       (3.49)%
      All contract charges                            --         1,843         $ 34,523       0.00%         --
2017  Lowest contract charge 1.30% Class A        $19.52            --               --         --       26.26%
      Highest contract charge 1.70% Class A       $18.89            --               --         --       25.77%
      All contract charges                            --         1,844         $ 35,682       0.00%         --
2016  Lowest contract charge 0.65% Class A        $12.58            --               --         --       (4.91)%
      Highest contract charge 1.70% Class A       $15.02            --               --         --       (5.95)%
      All contract charges                            --         1,909         $ 29,259       0.00%         --
2015  Lowest contract charge 0.65% Class A        $13.23            --               --         --       (6.10)%
      Highest contract charge 1.70% Class A       $15.97            --               --         --       (7.15)%
      All contract charges                            --         2,119         $ 34,453       0.00%         --
2014  Lowest contract charge 0.65% Class A        $14.09            --               --         --       (1.40)%
      Highest contract charge 1.70% Class A       $17.20            --               --         --       (2.38)%
      All contract charges                            --         2,193         $ 38,236       0.00%         --
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.10% Class B        $10.37            --               --         --       (2.90)%
      Highest contract charge 1.70% Class B       $22.68            --               --         --       (3.45)%
      All contract charges                            --         1,110         $ 17,273       0.00%         --
2017  Lowest contract charge 1.10% Class B        $10.68            --               --         --       26.54%
      Highest contract charge 1.70% Class B       $23.49            --               --         --       25.75%
      All contract charges                            --         1,012         $ 18,086       0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 8.44            --               --         --       (5.38)%
      Highest contract charge 1.70% Class B       $18.68            --               --         --       (5.99)%
      All contract charges                            --           952         $ 14,661       0.00%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 8.92            --               --         --       (9.81)%
      Highest contract charge 1.70% Class B       $19.87            --               --         --       (7.06)%
      All contract charges                            --           874         $ 14,987       0.00%         --
2014  Lowest contract charge 1.20% Class B        $10.46            --               --         --       (1.88)%
      Highest contract charge 1.70% Class B       $21.38            --               --         --       (2.42)%
      All contract charges                            --           770         $ 14,709       0.00%         --
AXA/JPMORGAN STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B(q)     $ 9.54            --               --         --       (6.01)%
      Highest contract charge 1.65% Class B(q)    $ 9.51            --               --         --       (6.21)%
      All contract charges                            --         7,242         $ 69,110       1.23%         --
AXA/LEGG MASON STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $10.72            --               --         --       (7.27)%
      Highest contract charge 1.70% Class B       $10.59            --               --         --       (7.67)%
      All contract charges                            --        15,215         $162,945       1.44%         --
2017  Lowest contract charge 1.30% Class B        $11.56            --               --         --        9.37%
      Highest contract charge 1.70% Class B       $11.47            --               --         --        8.93%
      All contract charges                            --        10,544         $121,791       1.06%         --
2016  Lowest contract charge 1.30% Class B(g)     $10.57            --               --         --        4.97%
      Highest contract charge 1.70% Class B(g)    $10.53            --               --         --        4.57%
      All contract charges                            --         4,872         $ 51,475       1.29%         --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.30% Class A        $24.56            --               --         --       (4.25)%
      Highest contract charge 1.70% Class A       $23.66            --               --         --       (4.64)%
      All contract charges                            --         2,083         $ 50,745       0.09%         --
2017  Lowest contract charge 1.30% Class A        $25.65            --               --         --       32.90%
      Highest contract charge 1.70% Class A       $24.81            --               --         --       32.32%
      All contract charges                            --         1,959         $ 49,866       0.19%         --
2016  Lowest contract charge 1.30% Class A        $19.30            --               --         --        5.41%
      Highest contract charge 1.70% Class A       $18.75            --               --         --        4.98%
      All contract charges                            --         1,554         $ 29,781       0.43%         --

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2015  Lowest contract charge 1.30% Class A       $18.31            --              --          --        10.10%
      Highest contract charge 1.70% Class A      $17.86            --              --          --         9.64%
      All contract charges                           --           944         $17,189        0.14%          --
2014  Lowest contract charge 1.30% Class A       $16.63            --              --          --         6.40%
      Highest contract charge 1.70% Class A      $16.29            --              --          --         5.99%
      All contract charges                           --           833         $13,769        0.12%          --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.10% Class B       $13.85            --              --          --        (4.02)%
      Highest contract charge 1.70% Class B      $22.78            --              --          --        (4.65)%
      All contract charges                           --         1,517         $24,115        0.09%          --
2017  Lowest contract charge 1.10% Class B       $14.43            --              --          --        33.12%
      Highest contract charge 1.70% Class B      $23.89            --              --          --        32.28%
      All contract charges                           --         1,211         $20,879        0.19%          --
2016  Lowest contract charge 1.10% Class B       $10.84            --              --          --         5.65%
      Highest contract charge 1.70% Class B      $18.06            --              --          --         5.00%
      All contract charges                           --           767         $10,726        0.43%          --
2015  Lowest contract charge 1.10% Class B(e)    $10.26            --              --          --         3.64%
      Highest contract charge 1.70% Class B      $17.20            --              --          --         9.62%
      All contract charges                           --           262         $ 3,907        0.14%          --
2014  Lowest contract charge 1.20% Class B       $11.16            --              --          --         6.49%
      Highest contract charge 1.70% Class B      $15.69            --              --          --         6.01%
      All contract charges                           --           179         $ 2,603        0.12%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.04            --              --          --       (13.36)%
      Highest contract charge 1.70% Class A      $14.49            --              --          --       (13.75)%
      All contract charges                           --           165         $ 2,449        2.74%          --
2017  Lowest contract charge 1.30% Class A       $17.36            --              --          --        19.72%
      Highest contract charge 1.70% Class A      $16.80            --              --          --        19.23%
      All contract charges                           --           190         $ 3,264        1.38%          --
2016  Lowest contract charge 1.30% Class A       $14.50            --              --          --         3.87%
      Highest contract charge 1.70% Class A      $14.09            --              --          --         3.53%
      All contract charges                           --           210         $ 3,005        0.69%          --
2015  Lowest contract charge 1.30% Class A       $13.96            --              --          --        (3.86)%
      Highest contract charge 1.70% Class A      $13.61            --              --          --        (4.29)%
      All contract charges                           --           236         $ 3,279        0.00%          --
2014  Lowest contract charge 1.30% Class A       $14.52            --              --          --        (0.27)%
      Highest contract charge 1.70% Class A      $14.22            --              --          --        (0.63)%
      All contract charges                           --           263         $ 3,814        1.55%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.30% Class B       $11.19            --              --          --       (12.44)%
      Highest contract charge 1.70% Class B      $11.37            --              --          --       (13.73)%
      All contract charges                           --         1,017         $11,610        2.74%          --
2017  Lowest contract charge 0.30% Class B       $12.78            --              --          --        20.91%
      Highest contract charge 1.70% Class B      $13.18            --              --          --        19.17%
      All contract charges                           --         1,160         $15,399        1.38%          --
2016  Lowest contract charge 0.30% Class B       $10.57            --              --          --         4.97%
      Highest contract charge 1.70% Class B      $11.06            --              --          --         3.56%
      All contract charges                           --         1,265         $14,084        0.69%          --
2015  Lowest contract charge 0.30% Class B       $10.07            --              --          --        (2.89)%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        (4.30)%
      All contract charges                           --         1,295         $13,927        0.00%          --
2014  Lowest contract charge 0.30% Class B       $10.37            --              --          --         0.78%
      Highest contract charge 1.70% Class B      $11.16            --              --          --        (0.62)%
      All contract charges                           --         1,232         $13,865        1.55%          --

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2018  Lowest contract charge 0.30% Class III     $11.09            --               --         --       (7.81)%
      Highest contract charge 1.70% Class III    $12.71            --               --         --       (9.21)%
      All contract charges                           --         8,626         $104,285       0.84%         --
2017  Lowest contract charge 0.30% Class III     $12.03            --               --         --       13.38%
      Highest contract charge 1.70% Class III    $14.00            --               --         --       11.82%
      All contract charges                           --         9,120         $121,106       1.31%         --
2016  Lowest contract charge 0.30% Class III     $10.61            --               --         --        3.51%
      Highest contract charge 1.70% Class III    $12.52            --               --         --        2.04%
      All contract charges                           --         8,837         $105,416       1.26%         --
2015  Lowest contract charge 0.30% Class III     $10.25            --               --         --       (1.35)%
      Highest contract charge 1.70% Class III    $12.27            --               --         --       (2.70)%
      All contract charges                           --         8,262         $ 97,493       1.11%         --
2014  Lowest contract charge 0.30% Class III     $10.39            --               --         --        1.66%
      Highest contract charge 1.70% Class III    $12.61            --               --         --        0.24%
      All contract charges                           --         6,696         $ 83,065       2.52%         --
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
2018  Lowest contract charge 1.30% Class III     $27.51            --               --         --        1.44%
      Highest contract charge 1.70% Class III    $26.51            --               --         --        1.03%
      All contract charges                           --         2,054         $ 55,833       0.00%         --
2017  Lowest contract charge 1.30% Class III     $27.12            --               --         --       27.50%
      Highest contract charge 1.70% Class III    $26.24            --               --         --       27.01%
      All contract charges                           --         1,611         $ 43,359       0.00%         --
2016  Lowest contract charge 0.65% Class III     $19.69            --               --         --        6.84%
      Highest contract charge 1.70% Class III    $20.66            --               --         --        5.73%
      All contract charges                           --         1,589         $ 33,551       0.48%         --
2015  Lowest contract charge 0.65% Class III     $18.43            --               --         --        1.82%
      Highest contract charge 1.70% Class III    $19.54            --               --         --        0.77%
      All contract charges                           --         1,580         $ 31,474       0.39%         --
2014  Lowest contract charge 0.65% Class III     $18.10            --               --         --       13.27%
      Highest contract charge 1.70% Class III    $19.39            --               --         --       12.02%
      All contract charges                           --         1,264         $ 24,892       0.46%         --
CHARTER/SM/ AGGRESSIVE GROWTH
2018  Lowest contract charge 1.10% Class B       $ 9.99            --               --         --       (9.76)%
      Highest contract charge 1.25% Class B      $10.54            --               --         --       (9.84)%
      All contract charges                           --           676         $  6,962       1.39%         --
2017  Lowest contract charge 1.10% Class B       $11.07            --               --         --       15.55%
      Highest contract charge 1.25% Class B      $11.69            --               --         --       15.29%
      All contract charges                           --           556         $  6,418       1.27%         --
2016  Lowest contract charge 1.10% Class B       $ 9.58            --               --         --        7.28%
      Highest contract charge 1.25% Class B      $10.14            --               --         --        7.19%
      All contract charges                           --           524         $  5,261       0.83%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 8.93            --               --         --       (9.71)%
      Highest contract charge 1.25% Class B      $ 9.46            --               --         --       (6.80)%
      All contract charges                           --           448         $  4,229       0.99%         --
2014  Lowest contract charge 1.20% Class B       $10.16            --               --         --        0.00%
      Highest contract charge 1.25% Class B      $10.15            --               --         --       (0.10)%
      All contract charges                           --           302         $  3,066       1.76%         --
CHARTER/SM/ CONSERVATIVE
2018  Lowest contract charge 1.10% Class B       $10.13            --               --         --       (4.34)%
      Highest contract charge 1.25% Class B      $10.31            --               --         --       (4.45)%
      All contract charges                           --         3,081         $ 31,599       1.95%         --
2017  Lowest contract charge 1.10% Class B       $10.59            --               --         --        6.86%
      Highest contract charge 1.25% Class B      $10.79            --               --         --        6.73%
      All contract charges                           --         2,892         $ 31,054       1.70%         --

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ CONSERVATIVE (CONTINUED)
              2016  Lowest contract charge 1.10% Class B       $ 9.91            --              --          --        4.54%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        4.44%
                    All contract charges                           --         2,872         $28,929        2.49%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.48            --              --          --       (4.63)%
                    Highest contract charge 1.25% Class B      $ 9.68            --              --          --       (3.87)%
                    All contract charges                           --         1,788         $17,270        1.75%         --
              2014  Lowest contract charge 1.20% Class B       $10.08            --              --          --        0.80%
                    Highest contract charge 1.25% Class B      $10.07            --              --          --        0.70%
                    All contract charges                           --           945         $ 9,527        2.79%         --
CHARTER/SM/ GROWTH
              2018  Lowest contract charge 1.10% Class B       $10.05            --              --          --       (8.47)%
                    Highest contract charge 1.25% Class B      $10.53            --              --          --       (8.67)%
                    All contract charges                           --         1,426         $14,855        1.58%         --
              2017  Lowest contract charge 1.10% Class B       $10.98            --              --          --       13.55%
                    Highest contract charge 1.25% Class B      $11.53            --              --          --       13.48%
                    All contract charges                           --         1,178         $13,482        1.35%         --
              2016  Lowest contract charge 1.10% Class B       $ 9.67            --              --          --        6.38%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        6.17%
                    All contract charges                           --         1,228         $12,410        1.36%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.09            --              --          --       (8.27)%
                    Highest contract charge 1.25% Class B      $ 9.57            --              --          --       (5.81)%
                    All contract charges                           --         1,243         $11,889        1.06%         --
              2014  Lowest contract charge 1.20% Class B       $10.17            --              --          --        0.49%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        0.40%
                    All contract charges                           --         1,004         $10,199        1.88%         --
CHARTER/SM/ MODERATE(O)
              2018  Lowest contract charge 0.30% Class B       $10.98            --              --          --       (5.18)%
                    Highest contract charge 1.70% Class B      $10.06            --              --          --       (6.51)%
                    All contract charges                           --         3,144         $32,550        1.87%         --
              2017  Lowest contract charge 0.30% Class B       $11.58            --              --          --       10.60%
                    Highest contract charge 1.70% Class B      $10.76            --              --          --        9.02%
                    All contract charges                           --         3,037         $33,504        1.73%         --
              2016  Lowest contract charge 0.30% Class B       $10.47            --              --          --        5.86%
                    Highest contract charge 1.70% Class B      $ 9.87            --              --          --        4.44%
                    All contract charges                           --         2,339         $23,612        1.95%         --
              2015  Lowest contract charge 0.30% Class B(c)    $ 9.89            --              --          --       (3.32)%
                    Highest contract charge 1.70% Class B      $ 9.45            --              --          --       (6.16)%
                    All contract charges                           --         2,049         $19,789        1.48%         --
              2014  Lowest contract charge 1.20% Class B       $10.12            --              --          --        0.60%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        0.50%
                    All contract charges                           --         1,347         $13,626        2.50%         --
CHARTER/SM/ MODERATE GROWTH
              2018  Lowest contract charge 0.30% Class B       $11.11            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.11            --              --          --       (6.48)%
                    All contract charges                           --         2,723         $28,270        1.77%      (7.76)%
              2017  Lowest contract charge 0.30% Class B       $11.88            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.96            --              --          --       12.50%
                    All contract charges                           --         2,155         $24,244        1.38%      11.04%
              2016  Lowest contract charge 0.30% Class B       $10.56            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.87            --              --          --        6.56%
                    All contract charges                           --         2,156         $21,857        1.90%       5.00%
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.27            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.40            --              --          --       (6.65)%
                    All contract charges                           --         1,739         $16,803        1.58%      (6.75)%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MODERATE GROWTH (CONTINUED)
2014    Lowest contract charge 1.20% Class B        $10.18            --              --          --           --
        Highest contract charge 1.25% Class B       $10.17            --              --          --         0.69%
        All contract charges                            --           850         $ 8,641        2.28%        0.59%
CHARTER/SM/MULTI-SECTOR BOND
2018    Lowest contract charge 1.30% Class B        $11.46            --              --          --        (1.80)%
        Highest contract charge 1.70% Class B       $26.55            --              --          --        (2.21)%
        All contract charges                            --           111         $ 1,441        2.02%          --
2017    Lowest contract charge 1.30% Class B        $11.67            --              --          --         0.95%
        Highest contract charge 1.70% Class B       $27.15            --              --          --         0.52%
        All contract charges                            --           139         $ 1,798        1.55%          --
2016    Lowest contract charge 1.30% Class B        $11.56            --              --          --         1.58%
        Highest contract charge 1.70% Class B       $27.01            --              --          --         1.16%
        All contract charges                            --           150         $ 1,938        1.98%          --
2015    Lowest contract charge 1.30% Class B        $11.38            --              --          --        (1.90)%
        Highest contract charge 1.70% Class B       $26.70            --              --          --        (2.31)%
        All contract charges                            --           192         $ 2,406        1.49%          --
2014    Lowest contract charge 1.30% Class B        $11.60            --              --          --         1.05%
        Highest contract charge 1.70% Class B       $27.33            --              --          --         0.63%
        All contract charges                            --           209         $ 2,730        2.51%          --
CHARTER/SM/ SMALL CAP GROWTH
2018    Lowest contract charge 0.30% Class B        $12.32            --              --          --        (5.30)%
        Highest contract charge 1.70% Class B       $11.76            --              --          --        (6.59)%
        All contract charges                            --           938         $ 8,820        3.68%          --
2017    Lowest contract charge 0.30% Class B        $13.01            --              --          --        24.02%
        Highest contract charge 1.70% Class B       $12.59            --              --          --        22.23%
        All contract charges                            --           993         $ 9,947        2.67%          --
2016    Lowest contract charge 0.30% Class B        $10.49            --              --          --         9.04%
        Highest contract charge 1.70% Class B       $10.30            --              --          --         7.52%
        All contract charges                            --           969         $ 7,997        0.00%          --
2015    Lowest contract charge 0.30% Class B        $ 9.62            --              --          --        (6.33)%
        Highest contract charge 1.70% Class B       $ 9.58            --              --          --        (7.71)%
        All contract charges                            --         1,003         $ 7,879        0.29%          --
2014    Lowest contract charge 0.30% Class B        $10.27            --              --          --        (2.93)%
        Highest contract charge 1.70% Class B       $10.38            --              --          --        (4.24)%
        All contract charges                            --           892         $ 7,627        0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2018    Lowest contract charge 1.10% Class B        $ 9.94            --              --          --       (13.94)%
        Highest contract charge 1.70% Class B       $20.72            --              --          --       (14.49)%
        All contract charges                            --           868         $14,641        1.12%          --
2017    Lowest contract charge 1.10% Class B        $11.55            --              --          --        10.10%
        Highest contract charge 1.70% Class B       $24.23            --              --          --         9.39%
        All contract charges                            --           705         $13,781        1.28%          --
2016    Lowest contract charge 1.10% Class B        $10.49            --              --          --        23.85%
        Highest contract charge 1.70% Class B       $22.15            --              --          --        23.12%
        All contract charges                            --         1,040         $19,843        1.81%          --
2015    Lowest contract charge 1.10% Class B(e)     $ 8.47            --              --          --       (14.27)%
        Highest contract charge 1.70% Class B       $17.99            --              --          --       (14.62)%
        All contract charges                            --         1,317         $20,338        0.87%          --
2014    Lowest contract charge 1.20% Class B        $ 9.81            --              --          --        (6.21)%
        Highest contract charge 1.70% Class B       $21.07            --              --          --        (6.73)%
        All contract charges                            --           731         $12,106        0.19%          --
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
2018    Lowest contract charge 1.10% Class II       $ 9.58            --              --          --        (9.54)%
        Highest contract charge 1.70% Class II      $10.39            --              --          --       (10.20)%
        All contract charges                            --         4,475         $46,680        0.37%          --

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)
2017         Lowest contract charge 1.10% Class II              $10.59            --              --          --        14.73%
             Highest contract charge 1.70% Class II             $11.57            --              --          --        14.10%
             All contract charges                                   --         4,641         $53,721        0.27%          --
2016         Lowest contract charge 1.10% Class II              $ 9.23            --              --          --        (0.22)%
             Highest contract charge 1.70% Class II             $10.14            --              --          --        (0.78)%
             All contract charges                                   --         4,463         $45,225        0.42%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.25            --              --          --        (8.87)%
             Highest contract charge 1.70% Class II             $10.22            --              --          --        (3.68)%
             All contract charges                                   --         4,018         $41,163        0.11%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.64            --              --          --         6.93%
             Highest contract charge 1.70% Class II(a)          $10.61            --              --          --         6.63%
             All contract charges                                   --         1,072         $11,398        0.00%          --
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $12.18            --              --          --        (3.26)%
             Highest contract charge 1.70% Class II             $11.99            --              --          --        (3.62)%
             All contract charges                                   --         1,137         $13,831        1.18%          --
2017         Lowest contract charge 1.30 % Class II             $12.59            --              --          --        17.77%
             Highest contract charge 1.70% Class II             $12.44            --              --          --        17.25%
             All contract charges                                   --         1,025         $12,893        1.14%          --
2016         Lowest contract charge 1.30 % Class II             $10.69            --              --          --         7.98%
             Highest contract charge 1.70% Class II             $10.61            --              --          --         7.61%
             All contract charges                                   --           781         $ 8,342        1.41%          --
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.90            --              --          --        (1.69)%
             Highest contract charge 1.70% Class II(c)          $ 9.86            --              --          --        (2.09)%
             All contract charges                                   --           456         $ 4,512        2.35%          --
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2018         Lowest contract charge 1.10% Class II              $11.88            --              --          --        (6.01)%
             Highest contract charge 1.70% Class II             $12.23            --              --          --        (6.64)%
             All contract charges                                   --         2,562         $31,532        1.45%          --
2017         Lowest contract charge 1.10% Class II              $12.64            --              --          --        17.69%
             Highest contract charge 1.70% Class II             $13.10            --              --          --        16.96%
             All contract charges                                   --         2,293         $30,208        1.46%          --
2016         Lowest contract charge 1.10% Class II              $10.74            --              --          --        13.53%
             Highest contract charge 1.70% Class II             $11.20            --              --          --        12.90%
             All contract charges                                   --         1,916         $21,544        1.68%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.46            --              --          --        (4.64)%
             Highest contract charge 1.70% Class II             $ 9.92            --              --          --        (6.06)%
             All contract charges                                   --         1,198         $11,927        2.27%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.59            --              --          --         6.54%
             Highest contract charge 1.70% Class II(a)          $10.56            --              --          --         6.24%
             All contract charges                                   --           286         $ 3,032        4.46%          --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $10.15            --              --          --           --
             Highest contract charge 1.70% Class II             $ 9.99            --              --          --       (13.98)%
             All contract charges                                   --           422         $ 4,270        0.19%      (14.32)%
2017         Lowest contract charge 1.30 % Class II             $11.80            --              --          --           --
             Highest contract charge 1.70% Class II             $11.66            --              --          --        11.11%
             All contract charges                                   --           391         $ 4,609        0.20%       10.63%
2016         Lowest contract charge 1.30 % Class II             $10.62            --              --          --           --
             Highest contract charge 1.70% Class II             $10.54            --              --          --         7.71%
             All contract charges                                   --           349         $ 3,714        0.44%        7.33%
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.86            --              --          --           --
             Highest contract charge 1.70% Class II(c)          $ 9.82            --              --          --        (3.14)%
             All contract charges                                   --           229         $ 2,255        0.04%       (3.54)%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.75            --              --          --        (2.63)%
        Highest contract charge 1.25% Service Class       $10.23            --              --          --        (3.58)%
        All contract charges                                  --         1,817         $18,311        2.89%          --
2017    Lowest contract charge 0.30% Service Class        $11.04            --              --          --         4.55%
        Highest contract charge 1.25% Service Class       $10.61            --              --          --         3.61%
        All contract charges                                  --         1,656         $17,317        2.26%          --
2016    Lowest contract charge 0.30% Service Class        $10.56            --              --          --         3.02%
        Highest contract charge 1.25% Service Class       $10.24            --              --          --         1.99%
        All contract charges                                  --         1,317         $13,346        2.90%          --
2015    Lowest contract charge 0.30% Service Class        $10.25            --              --          --        (1.63)%
        Highest contract charge 1.25% Service Class       $10.04            --              --          --        (2.62)%
        All contract charges                                  --           990         $ 9,912        2.62%          --
2014    Lowest contract charge 1.20% Service Class        $10.31            --              --          --         3.72%
        Highest contract charge 1.25% Service Class       $10.31            --              --          --         3.72%
        All contract charges                                  --           588         $ 6,060        0.88%          --
DELAWARE VIP(R) EMERGING MARKETS SERIES
2018    Lowest contract charge 1.10% Service Class        $10.18            --              --          --       (16.97)%
        Highest contract charge 1.25% Service Class       $ 9.63            --              --          --       (17.05)%
        All contract charges                                  --           439         $ 4,376        2.86%          --
2017    Lowest contract charge 1.10% Service Class        $12.26            --              --          --        38.69%
        Highest contract charge 1.25% Service Class       $11.61            --              --          --        38.38%
        All contract charges                                  --           267         $ 3,190        0.28%          --
2016    Lowest contract charge 1.10% Service Class        $ 8.84            --              --          --        12.47%
        Highest contract charge 1.25% Service Class       $ 8.39            --              --          --        12.32%
        All contract charges                                  --           122         $ 1,032        0.82%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 7.86            --              --          --       (18.30)%
        Highest contract charge 1.25% Service Class       $ 7.47            --              --          --       (15.88)%
        All contract charges                                  --           105         $   790        0.52%          --
2014    Lowest contract charge 1.20% Service Class        $ 8.88            --              --          --        (9.39)%
        Highest contract charge 1.25% Service Class       $ 8.88            --              --          --        (9.39)%
        All contract charges                                  --            60         $   537        0.25%          --
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.43            --              --          --        (0.29)%
        Highest contract charge 1.25% Service Class       $ 9.93            --              --          --        (1.19)%
        All contract charges                                  --           996         $ 9,885        2.43%          --
2017    Lowest contract charge 0.30% Service Class        $10.46            --              --          --         1.65%
        Highest contract charge 1.25% Service Class       $10.05            --              --          --         0.60%
        All contract charges                                  --         1,017         $10,209        1.79%          --
2016    Lowest contract charge 1.10% Service Class        $ 9.92            --              --          --         0.51%
        Highest contract charge 1.25% Service Class       $ 9.99            --              --          --         0.40%
        All contract charges                                  --           904         $ 9,014        1.45%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 9.87            --              --          --        (1.00)%
        Highest contract charge 1.25% Service Class       $ 9.95            --              --          --        (0.60)%
        All contract charges                                  --           637         $ 6,330        1.46%          --
2014    Lowest contract charge 1.20% Service Class        $10.02            --              --          --         0.40%
        Highest contract charge 1.25% Service Class       $10.01            --              --          --         0.30%
        All contract charges                                  --           429         $ 4,300        1.57%          --
EATON VANCE VT FLOATING-RATE INCOME FUND
2018    Lowest contract charge 0.30% Initial Class        $11.13            --              --          --        (0.45)%
        Highest contract charge 1.70% Initial Class       $10.36            --              --          --        (1.80)%
        All contract charges                                  --         4,393         $46,214        3.81%          --
2017    Lowest contract charge 0.30% Initial Class        $11.18            --              --          --         3.14%
        Highest contract charge 1.70% Initial Class       $10.55            --              --          --         1.74%
        All contract charges                                  --         2,652         $28,322        3.26%          --

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
EATON VANCE VT FLOATING-RATE INCOME FUND (CONTINUED)
2016  Lowest contract charge 0.30% Initial Class        $10.84            --               --         --         8.62%
      Highest contract charge 1.70% Initial Class       $10.37            --               --         --         7.13%
      All contract charges                                  --         1,954         $ 20,455       3.47%          --
2015  Lowest contract charge 0.30% Initial Class        $ 9.98            --               --         --        (1.29)%
      Highest contract charge 1.70% Initial Class(c)    $ 9.68            --               --         --        (3.68)%
      All contract charges                                  --         1,245         $ 12,125       3.34%          --
2014  Lowest contract charge 1.20% Initial Class        $10.00            --               --         --        (0.50)%
      Highest contract charge 1.25% Initial Class       $ 9.99            --               --         --        (0.60)%
      All contract charges                                  --           566         $  5,664       3.17%          --
EQ/AMERICAN CENTURY MID CAP VALUE(S)
2018  Lowest contract charge 0.30% Class B(r)           $13.76            --               --         --        (9.41)%
      Highest contract charge 1.70% Class B(r)          $21.82            --               --         --        (9.69)%
      All contract charges                                  --         6,888         $125,143       0.56%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 1.30% Class A              $19.04            --               --         --        (9.20)%
      Highest contract charge 1.70% Class A             $18.35            --               --         --        (9.56)%
      All contract charges                                  --         5,708         $107,601       1.61%          --
2017  Lowest contract charge 0.65% Class A              $19.96            --               --         --         7.37%
      Highest contract charge 1.70% Class A             $20.29            --               --         --         6.29%
      All contract charges                                  --         6,202         $128,933       1.41%          --
2016  Lowest contract charge 0.65% Class A              $18.59            --               --         --        17.21%
      Highest contract charge 1.70% Class A             $19.09            --               --         --        15.98%
      All contract charges                                  --         6,386         $124,498       1.54%          --
2015  Lowest contract charge 0.65% Class A              $15.86            --               --         --        (6.76)%
      Highest contract charge 1.70% Class A             $16.46            --               --         --        (7.79)%
      All contract charges                                  --         6,479         $108,583       1.38%          --
2014  Lowest contract charge 0.65% Class A              $17.01            --               --         --         9.04%
      Highest contract charge 1.70% Class A             $17.85            --               --         --         7.85%
      All contract charges                                  --         5,944         $107,665       1.22%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.30% Class B              $12.44            --               --         --        (8.26)%
      Highest contract charge 1.25% Class B             $11.83            --               --         --        (9.21)%
      All contract charges                                  --         1,829         $ 19,922       1.61%          --
2017  Lowest contract charge 1.10% Class B              $11.11            --               --         --         6.93%
      Highest contract charge 1.25% Class B             $13.03            --               --         --         6.80%
      All contract charges                                  --         1,534         $ 18,662       1.41%          --
2016  Lowest contract charge 1.10% Class B              $10.39            --               --         --        16.74%
      Highest contract charge 1.25% Class B             $12.20            --               --         --        16.41%
      All contract charges                                  --         1,279         $ 14,868       1.54%          --
2015  Lowest contract charge 1.10% Class B(e)           $ 8.90            --               --         --       (10.73)%
      Highest contract charge 1.25% Class B             $10.48            --               --         --        (7.26)%
      All contract charges                                  --         1,014         $ 10,445       1.38%          --
2014  Lowest contract charge 1.20% Class B              $11.31            --               --         --         8.33%
      Highest contract charge 1.25% Class B             $11.30            --               --         --         8.34%
      All contract charges                                  --           615         $  6,959       1.22%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 1.30% Class A              $25.28            --               --         --        (6.06)%
      Highest contract charge 1.70% Class A             $24.36            --               --         --        (6.45)%
      All contract charges                                  --           461         $ 11,492       0.55%          --
2017  Lowest contract charge 1.30% Class A              $26.91            --               --         --        23.78%
      Highest contract charge 1.70% Class A             $26.04            --               --         --        23.30%
      All contract charges                                  --           518         $ 13,770       0.77%          --
2016  Lowest contract charge 1.30% Class A              $21.74            --               --         --         7.04%
      Highest contract charge 1.70% Class A             $21.12            --               --         --         6.61%
      All contract charges                                  --           544         $ 11,682       0.88%          --

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015   Lowest contract charge 1.30% Class A        $20.31           --               --          --         0.59%
       Highest contract charge 1.70% Class A       $19.81           --               --          --         0.15%
       All contract charges                            --          579          $11,637        0.60%          --
2014   Lowest contract charge 1.30% Class A        $20.19           --               --          --         9.08%
       Highest contract charge 1.70% Class A       $19.78           --               --          --         8.62%
       All contract charges                            --          558          $11,176        0.76%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018   Lowest contract charge 1.30% Class B        $25.39           --               --          --        (6.10)%
       Highest contract charge 1.70% Class B       $22.68           --               --          --        (6.47)%
       All contract charges                            --          194          $ 4,755        0.55%          --
2017   Lowest contract charge 1.30% Class B        $27.04           --               --          --        23.81%
       Highest contract charge 1.70% Class B       $24.25           --               --          --        23.35%
       All contract charges                            --          237          $ 6,170        0.77%          --
2016   Lowest contract charge 1.30% Class B        $21.84           --               --          --         7.01%
       Highest contract charge 1.70% Class B       $19.66           --               --          --         6.56%
       All contract charges                            --          248          $ 5,200        0.88%          --
2015   Lowest contract charge 1.30% Class B        $20.41           --               --          --         0.59%
       Highest contract charge 1.70% Class B       $18.45           --               --          --         0.22%
       All contract charges                            --          254          $ 4,999        0.60%          --
2014   Lowest contract charge 1.30% Class B        $20.29           --               --          --         9.09%
       Highest contract charge 1.70% Class B       $18.41           --               --          --         8.61%
       All contract charges                            --          254          $ 4,987        0.76%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.10% Class A(r)     $ 9.11           --               --          --        (9.53)%
       Highest contract charge 1.70% Class A       $17.32           --               --          --       (11.63)%
       All contract charges                            --          148          $ 1,800        3.47%          --
2017   Lowest contract charge 1.30% Class A        $20.25           --               --          --        12.69%
       Highest contract charge 1.70% Class A       $19.60           --               --          --        12.26%
       All contract charges                            --           62          $ 1,241        1.02%          --
2016   Lowest contract charge 1.30% Class A        $17.97           --               --          --        11.68%
       Highest contract charge 1.70% Class A       $17.46           --               --          --        11.28%
       All contract charges                            --           66          $ 1,169        2.30%          --
2015   Lowest contract charge 1.30% Class A        $16.09           --               --          --        (3.65)%
       Highest contract charge 1.70% Class A       $15.69           --               --          --        (4.04)%
       All contract charges                            --           72          $ 1,139        2.01%          --
2014   Lowest contract charge 1.30% Class A        $16.70           --               --          --         8.30%
       Highest contract charge 1.70% Class A       $16.35           --               --          --         7.85%
       All contract charges                            --           76          $ 1,232        2.03%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.30% Class B        $14.16           --               --          --       (11.28)%
       Highest contract charge 1.70% Class B       $13.47           --               --          --       (11.61)%
       All contract charges                            --          182          $ 2,519        3.47%          --
2017   Lowest contract charge 1.30% Class B        $15.96           --               --          --        12.71%
       Highest contract charge 1.70% Class B       $15.24           --               --          --        12.22%
       All contract charges                            --          192          $ 3,006        1.02%          --
2016   Lowest contract charge 1.30% Class B        $14.16           --               --          --        11.76%
       Highest contract charge 1.70% Class B       $13.58           --               --          --        11.31%
       All contract charges                            --          225          $ 3,109        2.30%          --
2015   Lowest contract charge 1.30% Class B        $12.67           --               --          --        (3.65)%
       Highest contract charge 1.70% Class B       $12.20           --               --          --        (4.09)%
       All contract charges                            --          218          $ 2,713        2.01%          --
2014   Lowest contract charge 1.30% Class B        $13.15           --               --          --         8.23%
       Highest contract charge 1.70% Class B       $12.72           --               --          --         7.89%
       All contract charges                            --          201          $ 2,588        2.03%          --

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.30% Class A       $23.35            --               --         --        (7.05)%
      Highest contract charge 1.70% Class A      $22.50            --               --         --        (7.41)%
      All contract charges                           --         1,774         $ 41,118       1.42%          --
2017  Lowest contract charge 1.30% Class A       $25.12            --               --         --        18.88%
      Highest contract charge 1.70% Class A      $24.30            --               --         --        18.42%
      All contract charges                           --         1,676         $ 41,761       1.44%          --
2016  Lowest contract charge 1.30% Class A       $21.13            --               --         --        10.28%
      Highest contract charge 1.70% Class A      $20.52            --               --         --         9.79%
      All contract charges                           --         1,377         $ 28,892       1.68%          --
2015  Lowest contract charge 1.30% Class A       $19.16            --               --         --        (1.39)%
      Highest contract charge 1.70% Class A      $18.69            --               --         --        (1.79)%
      All contract charges                           --         1,300         $ 24,735       1.71%          --
2014  Lowest contract charge 1.30% Class A       $19.43            --               --         --        10.65%
      Highest contract charge 1.70% Class A      $19.03            --               --         --        10.19%
      All contract charges                           --           929         $ 17,926       1.61%          --
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.10% Class B       $11.79            --               --         --        (6.80)%
      Highest contract charge 1.25% Class B      $13.90            --               --         --        (6.96)%
      All contract charges                           --         1,150         $ 14,452       1.42%          --
2017  Lowest contract charge 1.10% Class B       $12.65            --               --         --        19.11%
      Highest contract charge 1.25% Class B      $14.94            --               --         --        18.95%
      All contract charges                           --           685         $  9,549       1.44%          --
2016  Lowest contract charge 1.10% Class B       $10.62            --               --         --        10.51%
      Highest contract charge 1.25% Class B      $12.56            --               --         --        10.37%
      All contract charges                           --           476         $  5,821       1.68%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.61            --               --         --        (3.90)%
      Highest contract charge 1.25% Class B      $11.38            --               --         --        (1.30)%
      All contract charges                           --           365         $  4,121       1.71%          --
2014  Lowest contract charge 1.20% Class B       $11.54            --               --         --        10.75%
      Highest contract charge 1.25% Class B      $11.53            --               --         --        10.65%
      All contract charges                           --           177         $  2,041       1.61%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.65% Class B       $10.45            --               --         --        (0.38)%
      Highest contract charge 1.70% Class B      $10.14            --               --         --        (1.46)%
      All contract charges                           --        28,777         $299,406       1.83%          --
2017  Lowest contract charge 0.65% Class B       $10.49            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.29            --               --         --        (0.29)%
      All contract charges                           --        31,580         $333,707       1.59%          --
2016  Lowest contract charge 0.65% Class B       $10.41            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.32            --               --         --        (0.29)%
      All contract charges                           --        31,436         $332,136       1.45%          --
2015  Lowest contract charge 0.65% Class B       $10.33            --               --         --        (0.29)%
      Highest contract charge 1.70% Class B      $10.35            --               --         --        (1.24)%
      All contract charges                           --        30,704         $325,029       1.46%          --
2014  Lowest contract charge 0.65% Class B       $10.36            --               --         --         1.77%
      Highest contract charge 1.70% Class B      $10.48            --               --         --         0.67%
      All contract charges                           --        30,215         $323,566       1.32%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 1.10% Class B       $ 8.91            --               --         --       (16.18)%
      Highest contract charge 1.70% Class B      $ 8.43            --               --         --       (16.70)%
      All contract charges                           --           854         $  7,442       1.37%          --
2017  Lowest contract charge 1.10% Class B       $10.63            --               --         --        32.54%
      Highest contract charge 1.70% Class B      $10.12            --               --         --        31.60%
      All contract charges                           --           726         $  7,516       1.06%          --

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EMERGING MARKETS EQUITY PLUS (CONTINUED)
2016  Lowest contract charge 1.10% Class B        $ 8.02            --               --         --         8.53%
      Highest contract charge 1.70% Class B       $ 7.69            --               --         --         7.85%
      All contract charges                            --           535         $  4,188       0.90%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 7.39            --               --         --       (23.50)%
      Highest contract charge 1.70% Class B       $ 7.13            --               --         --       (19.53)%
      All contract charges                            --           348         $  2,519       0.32%          --
2014  Lowest contract charge 1.20% Class B        $ 9.28            --               --         --        (4.33)%
      Highest contract charge 1.70% Class B       $ 8.86            --               --         --        (4.73)%
      All contract charges                            --           283         $  2,543       0.67%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.65% Class A        $22.02            --               --         --        (5.53)%
      Highest contract charge 1.70% Class A       $22.66            --               --         --        (6.56)%
      All contract charges                            --         9,514         $221,167       1.52%          --
2017  Lowest contract charge 0.65% Class A        $23.31            --               --         --        20.22%
      Highest contract charge 1.70% Class A       $24.25            --               --         --        18.99%
      All contract charges                            --         9,298         $230,465       1.57%          --
2016  Lowest contract charge 0.65% Class A        $19.39            --               --         --        10.55%
      Highest contract charge 1.70% Class A       $20.38            --               --         --         9.33%
      All contract charges                            --         8,016         $166,506       1.79%          --
2015  Lowest contract charge 1.30% Class A        $19.11            --               --         --        (0.47)%
      Highest contract charge 1.70% Class A       $18.64            --               --         --        (0.90)%
      All contract charges                            --         7,002         $132,404       1.96%          --
2014  Lowest contract charge 1.30% Class A        $19.20            --               --         --        11.50%
      Highest contract charge 1.70% Class A       $18.81            --               --         --        11.04%
      All contract charges                            --         5,070         $ 96,494       1.80%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.30% Class B        $15.01            --               --         --        (5.24)%
      Highest contract charge 1.25% Class B       $14.29            --               --         --        (6.11)%
      All contract charges                            --         7,285         $ 96,405       1.52%          --
2017  Lowest contract charge 0.30% Class B        $15.84            --               --         --        20.64%
      Highest contract charge 1.25% Class B       $15.22            --               --         --        19.56%
      All contract charges                            --         5,525         $ 78,918       1.57%          --
2016  Lowest contract charge 0.30% Class B        $13.13            --               --         --        10.90%
      Highest contract charge 1.25% Class B       $12.73            --               --         --         9.84%
      All contract charges                            --         3,637         $ 44,022       1.79%          --
2015  Lowest contract charge 0.30% Class B        $11.84            --               --         --         0.51%
      Highest contract charge 1.25% Class B       $11.59            --               --         --        (0.52)%
      All contract charges                            --         2,185         $ 24,797       1.96%          --
2014  Lowest contract charge 1.20% Class B        $11.66            --               --         --        11.69%
      Highest contract charge 1.25% Class B       $11.65            --               --         --        11.59%
      All contract charges                            --         1,097         $ 12,785       1.80%          --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP(T)
2018  Lowest contract charge 0.30% Class B(r)     $13.86            --               --         --       (11.10)%
      Highest contract charge 1.70% Class B(r)    $20.62            --               --         --       (11.35)%
      All contract charges                            --         8,016         $150,997       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS(U)
2018  Lowest contract charge 0.30% Class B(r)     $14.16            --               --         --        (7.33)%
      Highest contract charge 1.70% Class B(r)    $15.24            --               --         --        (7.58)%
      All contract charges                            --         5,154         $ 75,713       0.29%          --
EQ/FRANKLIN STRATEGIC INCOME(V)
2018  Lowest contract charge 0.65% Class B(r)     $12.19            --               --         --        (1.30)%
      Highest contract charge 1.70% Class B(r)    $12.48            --               --         --        (1.42)%
      All contract charges                            --         4,422         $ 56,645       0.70%          --

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class A        $ 9.93            --               --         --        (2.93)%
      Highest contract charge 1.70% Class A       $ 9.57            --               --         --        (3.33)%
      All contract charges                            --           462         $  4,556       1.27%          --
2017  Lowest contract charge 1.30% Class A        $10.23            --               --         --         3.33%
      Highest contract charge 1.70% Class A       $ 9.90            --               --         --         2.91%
      All contract charges                            --           503         $  5,098       0.04%          --
2016  Lowest contract charge 1.30% Class A        $ 9.90            --               --         --        (0.60)%
      Highest contract charge 1.70% Class A       $ 9.62            --               --         --        (1.03)%
      All contract charges                            --           563         $  5,534       1.84%          --
2015  Lowest contract charge 0.65% Class A        $ 9.62            --               --         --        (4.37)%
      Highest contract charge 1.70% Class A       $ 9.72            --               --         --        (5.45)%
      All contract charges                            --           582         $  5,767       0.04%          --
2014  Lowest contract charge 0.65% Class A        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class A       $10.28            --               --         --        (0.77)%
      All contract charges                            --           621         $  6,477       0.70%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class B        $11.40            --               --         --        (2.90)%
      Highest contract charge 1.70% Class B       $10.80            --               --         --        (3.31)%
      All contract charges                            --           334         $  3,723       1.27%          --
2017  Lowest contract charge 1.30% Class B        $11.74            --               --         --         3.35%
      Highest contract charge 1.70% Class B       $11.17            --               --         --         2.85%
      All contract charges                            --           405         $  4,649       0.04%          --
2016  Lowest contract charge 1.30% Class B        $11.36            --               --         --        (0.70)%
      Highest contract charge 1.70% Class B       $10.86            --               --         --        (1.00)%
      All contract charges                            --           410         $  4,568       1.84%          --
2015  Lowest contract charge 1.30% Class B        $11.44            --               --         --        (4.98)%
      Highest contract charge 1.70% Class B       $10.97            --               --         --        (5.43)%
      All contract charges                            --           445         $  5,002       0.04%          --
2014  Lowest contract charge 1.30% Class B        $12.04            --               --         --        (0.50)%
      Highest contract charge 1.70% Class B       $11.60            --               --         --        (0.85)%
      All contract charges                            --           445         $  5,262       0.70%          --
EQ/GOLDMAN SACHS MID CAP VALUE(W)
2018  Lowest contract charge 1.30% Class B(r)     $19.54            --               --         --        (8.90)%
      Highest contract charge 1.70% Class B(r)    $18.83            --               --         --        (8.99)%
      All contract charges                            --         1,251         $ 24,185       0.22%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.30% Class B        $10.13            --               --         --         0.60%
      Highest contract charge 1.70% Class B       $ 9.57            --               --         --        (0.93)%
      All contract charges                            --        11,177         $111,962       1.24%          --
2017  Lowest contract charge 0.30% Class B        $10.07            --               --         --           --
      Highest contract charge 1.70% Class B       $ 9.66            --               --         --        (1.33)%
      All contract charges                            --        12,267         $123,980       0.85%          --
2016  Lowest contract charge 0.30% Class B        $10.07            --               --         --         0.10%
      Highest contract charge 1.70% Class B       $ 9.79            --               --         --        (1.21)%
      All contract charges                            --        12,441         $126,941       0.68%          --
2015  Lowest contract charge 0.30% Class B        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        (1.29)%
      All contract charges                            --        12,206         $125,847       0.59%          --
2014  Lowest contract charge 0.65% Class B        $10.07            --               --         --         0.80%
      Highest contract charge 1.70% Class B       $10.04            --               --         --        (0.20)%
      All contract charges                            --        12,538         $130,682       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 1.30% Class A        $11.34            --               --         --       (16.31)%
      Highest contract charge 1.70% Class A       $10.93            --               --         --       (16.63)%
      All contract charges                            --         2,374         $ 26,596       2.56%          --

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2017  Lowest contract charge 1.30% Class A       $13.55            --              --          --        21.63%
      Highest contract charge 1.70% Class A      $13.11            --              --          --        21.16%
      All contract charges                           --         2,318         $31,039        2.94%          --
2016  Lowest contract charge 0.65% Class A       $10.91            --              --          --         1.58%
      Highest contract charge 1.70% Class A      $10.82            --              --          --         0.46%
      All contract charges                           --         2,071         $22,815        3.01%          --
2015  Lowest contract charge 0.65% Class A       $10.74            --              --          --        (2.81)%
      Highest contract charge 1.70% Class A      $10.77            --              --          --        (3.84)%
      All contract charges                           --         1,880         $20,562        2.82%          --
2014  Lowest contract charge 0.65% Class A       $11.05            --              --          --        (7.53)%
      Highest contract charge 1.70% Class A      $11.20            --              --          --        (8.50)%
      All contract charges                           --         1,362         $15,412        4.42%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.30% Class B       $ 9.72            --              --          --       (15.40)%
      Highest contract charge 1.25% Class B      $ 9.25            --              --          --       (16.21)%
      All contract charges                           --         1,800         $16,585        2.56%          --
2017  Lowest contract charge 0.30% Class B       $11.49            --              --          --        22.89%
      Highest contract charge 1.25% Class B      $11.04            --              --          --        21.72%
      All contract charges                           --         1,689         $18,593        2.94%          --
2016  Lowest contract charge 0.30% Class B       $ 9.35            --              --          --         1.85%
      Highest contract charge 1.25% Class B      $ 9.07            --              --          --         0.89%
      All contract charges                           --         1,217         $11,019        3.01%          --
2015  Lowest contract charge 0.30% Class B       $ 9.18            --              --          --        (2.44)%
      Highest contract charge 1.25% Class B      $ 8.99            --              --          --        (3.33)%
      All contract charges                           --           745         $ 6,690        2.82%          --
2014  Lowest contract charge 1.20% Class B       $ 9.31            --              --          --        (8.00)%
      Highest contract charge 1.25% Class B      $ 9.30            --              --          --        (8.10)%
      All contract charges                           --           500         $ 4,652        4.42%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class A       $20.43            --              --          --       (13.54)%
      Highest contract charge 1.70% Class A      $19.68            --              --          --       (13.91)%
      All contract charges                           --         1,786         $36,147        1.68%          --
2017  Lowest contract charge 1.30% Class A(a)    $23.63            --              --          --        16.46%
      Highest contract charge 1.70% Class A      $22.86            --              --          --        15.98%
      All contract charges                           --         1,362         $31,909        0.80%          --
2016  Lowest contract charge 0.65% Class A       $18.72            --              --          --        16.56%
      Highest contract charge 1.70% Class A      $19.71            --              --          --        15.40%
      All contract charges                           --         1,379         $27,771        2.49%          --
2015  Lowest contract charge 0.65% Class A       $16.06            --              --          --        (6.79)%
      Highest contract charge 1.70% Class A      $17.08            --              --          --        (7.78)%
      All contract charges                           --         1,482         $25,762        2.15%          --
2014  Lowest contract charge 0.65% Class A       $17.23            --              --          --         8.23%
      Highest contract charge 1.70% Class A      $18.52            --              --          --         7.05%
      All contract charges                           --         1,384         $25,986        2.26%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class B       $18.02            --              --          --       (13.53)%
      Highest contract charge 1.70% Class B      $17.05            --              --          --       (13.89)%
      All contract charges                           --           379         $ 6,686        1.68%          --
2017  Lowest contract charge 1.30% Class B       $20.84            --              --          --        16.42%
      Highest contract charge 1.70% Class B      $19.80            --              --          --        15.99%
      All contract charges                           --           461         $ 9,403        0.80%          --
2016  Lowest contract charge 1.30% Class B       $17.90            --              --          --        15.86%
      Highest contract charge 1.70% Class B      $17.07            --              --          --        15.42%
      All contract charges                           --           489         $ 8,604        2.49%          --

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK (CONTINUED)
2015  Lowest contract charge 1.30% Class B        $15.45            --              --          --        (7.37)%
      Highest contract charge 1.70% Class B       $14.79            --              --          --        (7.79)%
      All contract charges                            --           604         $ 9,159        2.15%          --
2014  Lowest contract charge 1.30% Class B        $16.68            --              --          --         7.47%
      Highest contract charge 1.70% Class B       $16.04            --              --          --         7.00%
      All contract charges                            --           612         $10,036        2.26%          --
EQ/INVESCO GLOBAL REAL ESTATE(X)
2018  Lowest contract charge 0.30% Class B(r)     $11.36            --              --          --        (0.79)%
      Highest contract charge 1.70% Class B(r)    $15.16            --              --          --        (1.04)%
      All contract charges                            --         4,591         $66,530        0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(Y)
2018  Lowest contract charge 0.30% Class B(r)     $10.15            --              --          --        (5.05)%
      Highest contract charge 1.70% Class B(r)    $12.73            --              --          --        (5.35)%
      All contract charges                            --         3,491         $42,018        0.21%          --
EQ/IVY ENERGY(Z)
2018  Lowest contract charge 1.10% Class B(r)     $ 5.23            --              --          --       (31.63)%
      Highest contract charge 1.70% Class B(r)    $ 6.84            --              --          --       (31.67)%
      All contract charges                            --         3,248         $21,298        0.11%          --
EQ/IVY MID CAP GROWTH(AA)
2018  Lowest contract charge 0.65% Class B(r)     $20.50            --              --          --        (9.45)%
      Highest contract charge 1.70% Class B(r)    $23.57            --              --          --        (9.62)%
      All contract charges                            --         2,346         $56,849        0.01%          --
EQ/IVY SCIENCE AND TECHNOLOGY(AB)
2018  Lowest contract charge 0.30% Class B(r)     $13.74            --              --          --       (11.87)%
      Highest contract charge 1.70% Class B(r)    $24.59            --              --          --       (12.08)%
      All contract charges                            --         3,780         $78,636        0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.30% Class A        $20.81            --              --          --       (16.53)%
      Highest contract charge 1.70% Class A       $20.06            --              --          --       (16.83)%
      All contract charges                            --           467         $ 9,617        0.99%          --
2017  Lowest contract charge 1.30% Class A        $24.93            --              --          --        16.22%
      Highest contract charge 1.70% Class A       $24.12            --              --          --        15.74%
      All contract charges                            --           485         $11,969        0.87%          --
2016  Lowest contract charge 0.65% Class A        $20.41            --              --          --        20.77%
      Highest contract charge 1.70% Class A       $20.84            --              --          --        19.50%
      All contract charges                            --           467         $ 9,912        1.14%          --
2015  Lowest contract charge 0.65% Class A        $16.90            --              --          --        (2.93)%
      Highest contract charge 1.70% Class A       $17.44            --              --          --        (3.96)%
      All contract charges                            --           406         $ 7,204        0.74%          --
2014  Lowest contract charge 0.65% Class A        $17.41            --              --          --        13.64%
      Highest contract charge 1.70% Class A       $18.16            --              --          --        12.45%
      All contract charges                            --           365         $ 6,734        1.09%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.10% Class B(r)     $ 8.84            --              --          --       (10.44)%
      Highest contract charge 1.70% Class B       $22.57            --              --          --       (16.87)%
      All contract charges                            --           373         $ 7,945        0.99%          --
2017  Lowest contract charge 1.30% Class B        $26.68            --              --          --        16.20%
      Highest contract charge 1.70% Class B       $27.15            --              --          --        15.73%
      All contract charges                            --           378         $ 9,976        0.87%          --
2016  Lowest contract charge 1.30% Class B        $22.96            --              --          --        19.96%
      Highest contract charge 1.70% Class B       $23.46            --              --          --        19.45%
      All contract charges                            --           327         $ 7,422        1.14%          --
2015  Lowest contract charge 1.30% Class B        $19.14            --              --          --        (3.58)%
      Highest contract charge 1.70% Class B       $19.64            --              --          --        (3.91)%
      All contract charges                            --           248         $ 4,682        0.74%          --

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 1.30% Class B       $19.85            --              --          --        12.91%
      Highest contract charge 1.70% Class B      $20.44            --              --          --        12.43%
      All contract charges                           --           156         $ 3,131        1.09%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.65% Class A       $24.13            --              --          --        (2.90)%
      Highest contract charge 1.70% Class A      $25.51            --              --          --        (3.92)%
      All contract charges                           --         1,822         $47,830        0.66%          --
2017  Lowest contract charge 0.65% Class A       $24.85            --              --          --        28.42%
      Highest contract charge 1.70% Class A      $26.55            --              --          --        27.03%
      All contract charges                           --         1,806         $49,189        0.81%          --
2016  Lowest contract charge 1.30% Class A       $21.51            --              --          --         4.93%
      Highest contract charge 1.70% Class A      $20.90            --              --          --         4.55%
      All contract charges                           --         1,533         $32,753        1.12%          --
2015  Lowest contract charge 1.30% Class A       $20.50            --              --          --         3.54%
      Highest contract charge 1.70% Class A      $19.99            --              --          --         3.09%
      All contract charges                           --         1,290         $26,251        0.97%          --
2014  Lowest contract charge 1.30% Class A       $19.80            --              --          --        10.74%
      Highest contract charge 1.70% Class A      $19.39            --              --          --        10.30%
      All contract charges                           --           993         $19,557        1.17%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 1.10% Class B       $12.84            --              --          --        (3.31)%
      Highest contract charge 1.25% Class B      $15.53            --              --          --        (3.48)%
      All contract charges                           --         1,569         $21,979        0.66%          --
2017  Lowest contract charge 1.10% Class B       $13.28            --              --          --        27.82%
      Highest contract charge 1.25% Class B      $16.09            --              --          --        27.60%
      All contract charges                           --         1,263         $18,737        0.81%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         5.16%
      Highest contract charge 1.25% Class B      $12.61            --              --          --         5.08%
      All contract charges                           --           859         $10,320        1.12%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.88            --              --          --        (1.20)%
      Highest contract charge 1.25% Class B      $12.00            --              --          --         3.54%
      All contract charges                           --           473         $ 5,594        0.97%          --
2014  Lowest contract charge 1.20% Class B       $11.60            --              --          --        10.90%
      Highest contract charge 1.25% Class B      $11.59            --              --          --        10.80%
      All contract charges                           --           278         $ 3,223        1.17%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.30% Class A       $20.70            --              --          --       (10.08)%
      Highest contract charge 1.70% Class A      $19.95            --              --          --       (10.42)%
      All contract charges                           --         1,303         $26,682        2.10%          --
2017  Lowest contract charge 1.30% Class A       $23.02            --              --          --        11.53%
      Highest contract charge 1.70% Class A      $22.27            --              --          --        11.07%
      All contract charges                           --         1,325         $30,204        2.05%          --
2016  Lowest contract charge 1.30% Class A       $20.64            --              --          --        14.99%
      Highest contract charge 1.70% Class A      $20.05            --              --          --        14.51%
      All contract charges                           --         1,107         $22,642        2.25%          --
2015  Lowest contract charge 1.30% Class A       $17.95            --              --          --        (5.68)%
      Highest contract charge 1.70% Class A      $17.51            --              --          --        (6.06)%
      All contract charges                           --         1,441         $25,524        2.87%          --
2014  Lowest contract charge 1.30% Class A       $19.03            --              --          --        11.16%
      Highest contract charge 1.70% Class A      $18.64            --              --          --        10.69%
      All contract charges                           --           910         $17,135        2.02%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.10% Class B       $10.91            --              --          --        (9.91)%
      Highest contract charge 1.25% Class B      $12.61            --              --          --       (10.06)%
      All contract charges                           --         1,099         $13,112        2.10%          --

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $12.11            --               --         --        11.72%
      Highest contract charge 1.25% Class B       $14.02            --               --         --        11.54%
      All contract charges                            --           811         $ 10,859       2.05%          --
2016  Lowest contract charge 1.10% Class B        $10.84            --               --         --        15.20%
      Highest contract charge 1.25% Class B       $12.57            --               --         --        15.11%
      All contract charges                            --           539         $  6,576       2.25%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.41            --               --         --        (5.81)%
      Highest contract charge 1.25% Class B       $10.92            --               --         --        (5.70)%
      All contract charges                            --           324         $  3,514       2.87%          --
2014  Lowest contract charge 1.20% Class B        $11.58            --               --         --        11.24%
      Highest contract charge 1.25% Class B       $11.58            --               --         --        11.24%
      All contract charges                            --           151         $  1,749       2.02%          --
EQ/LAZARD EMERGING MARKETS EQUITY(AC)
2018  Lowest contract charge 0.30% Class B(r)     $ 9.08            --               --         --        (1.41)%
      Highest contract charge 1.70% Class B(r)    $10.19            --               --         --        (1.74)%
      All contract charges                            --         7,831         $ 79,666       0.17%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 1.30% Class A        $14.75            --               --         --       (10.61)%
      Highest contract charge 1.70% Class A       $14.22            --               --         --       (10.90)%
      All contract charges                            --         2,192         $ 32,070       0.95%          --
2017  Lowest contract charge 1.30% Class A        $16.50            --               --         --        30.43%
      Highest contract charge 1.70% Class A       $15.96            --               --         --        29.86%
      All contract charges                            --         1,833         $ 29,949       0.86%          --
2016  Lowest contract charge 1.30% Class A        $12.65            --               --         --         0.64%
      Highest contract charge 1.70% Class A       $12.29            --               --         --         0.24%
      All contract charges                            --         1,611         $ 20,205       1.02%          --
2015  Lowest contract charge 1.30% Class A        $12.57            --               --         --        (1.10)%
      Highest contract charge 1.70% Class A       $12.26            --               --         --        (1.53)%
      All contract charges                            --         1,570         $ 19,572       0.62%          --
2014  Lowest contract charge 1.30% Class A        $12.71            --               --         --        (6.27)%
      Highest contract charge 1.70% Class A       $12.45            --               --         --        (6.60)%
      All contract charges                            --         1,355         $ 17,105       1.04%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.30% Class B        $11.48            --               --         --        (9.61)%
      Highest contract charge 1.70% Class B       $17.81            --               --         --       (10.95)%
      All contract charges                            --         1,679         $ 18,486       0.95%          --
2017  Lowest contract charge 0.30% Class B        $12.70            --               --         --        31.61%
      Highest contract charge 1.70% Class B       $20.00            --               --         --        29.87%
      All contract charges                            --         1,359         $ 17,271       0.86%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --               --         --         0.88%
      Highest contract charge 1.70% Class B       $15.40            --               --         --         0.20%
      All contract charges                            --         1,176         $ 11,810       1.02%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.13            --               --         --        (8.52)%
      Highest contract charge 1.70% Class B       $15.37            --               --         --        (1.47)%
      All contract charges                            --           973         $ 10,104       0.62%          --
2014  Lowest contract charge 1.20% Class B        $ 9.40            --               --         --        (6.19)%
      Highest contract charge 1.70% Class B       $15.60            --               --         --        (6.64)%
      All contract charges                            --           809         $  8,848       1.04%          --
EQ/MFS INTERNATIONAL VALUE(AD)
2018  Lowest contract charge 0.30% Class B(r)     $12.83            --               --         --        (4.40)%
      Highest contract charge 1.70% Class B(r)    $17.45            --               --         --        (4.70)%
      All contract charges                            --        13,493         $211,736       0.00%          --
EQ/MFS TECHNOLOGY(AE)
2018  Lowest contract charge 1.10% Class B(r)     $ 8.88            --               --         --       (11.11)%
      Highest contract charge 1.70% Class B(r)    $30.64            --               --         --       (11.27)%
      All contract charges                            --         1,068         $ 33,121       0.00%          --

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(AF)
2018  Lowest contract charge 0.30% Class B(r)     $12.05            --              --          --        (2.74)%
      Highest contract charge 1.70% Class B(r)    $18.26            --              --          --        (2.98)%
      All contract charges                            --         3,048         $50,223        0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 1.30% Class A        $23.15            --              --          --       (12.84)%
      Highest contract charge 1.70% Class A       $22.31            --              --          --       (13.19)%
      All contract charges                            --         2,513         $57,522        1.07%          --
2017  Lowest contract charge 1.30% Class A        $26.56            --              --          --        13.94%
      Highest contract charge 1.70% Class A       $25.70            --              --          --        13.52%
      All contract charges                            --         2,519         $66,190        0.94%          --
2016  Lowest contract charge 1.30% Class A        $23.31            --              --          --        18.38%
      Highest contract charge 1.70% Class A       $22.64            --              --          --        17.86%
      All contract charges                            --         2,625         $60,435        1.28%          --
2015  Lowest contract charge 1.30% Class A        $19.69            --              --          --        (4.14)%
      Highest contract charge 1.70% Class A       $19.21            --              --          --        (4.48)%
      All contract charges                            --         1,883         $36,792        0.90%          --
2014  Lowest contract charge 1.30% Class A        $20.54            --              --          --         7.60%
      Highest contract charge 1.70% Class A       $20.11            --              --          --         7.14%
      All contract charges                            --         1,672         $34,038        1.03%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.30% Class B        $13.19            --              --          --       (11.95)%
      Highest contract charge 1.25% Class B       $12.55            --              --          --       (12.85)%
      All contract charges                            --         2,116         $24,839        1.07%          --
2017  Lowest contract charge 0.30% Class B        $14.98            --              --          --        15.14%
      Highest contract charge 1.25% Class B       $14.40            --              --          --        14.10%
      All contract charges                            --         1,603         $21,792        0.94%          --
2016  Lowest contract charge 0.30% Class B        $13.01            --              --          --        19.58%
      Highest contract charge 1.25% Class B       $12.62            --              --          --        18.39%
      All contract charges                            --         1,206         $14,632        1.28%          --
2015  Lowest contract charge 0.30% Class B        $10.88            --              --          --        (3.20)%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        (4.05)%
      All contract charges                            --           958         $10,059        0.90%          --
2014  Lowest contract charge 1.20% Class B        $11.12            --              --          --         7.65%
      Highest contract charge 1.25% Class B       $11.11            --              --          --         7.66%
      All contract charges                            --           559         $ 6,207        1.03%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.65% Class A        $ 9.64            --              --          --         0.63%
      Highest contract charge 1.70% Class A       $ 8.71            --              --          --        (0.34)%
      All contract charges                            --         6,784         $60,906        1.26%          --
2017  Lowest contract charge 0.65% Class A        $ 9.58            --              --          --        (0.31)%
      Highest contract charge 1.70% Class A       $ 8.74            --              --          --        (1.35)%
      All contract charges                            --         6,813         $61,312        0.38%          --
2016  Lowest contract charge 0.65% Class A        $ 9.61            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 8.86            --              --          --        (1.66)%
      All contract charges                            --         9,468         $86,860        0.00%          --
2015  Lowest contract charge 0.65% Class A        $ 9.67            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 9.01            --              --          --        (1.74)%
      All contract charges                            --         8,253         $77,117        0.00%          --
2014  Lowest contract charge 0.65% Class A        $ 9.73            --              --          --        (0.71)%
      Highest contract charge 1.70% Class A       $ 9.17            --              --          --        (1.71)%
      All contract charges                            --         5,837         $54,908        0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.30% Class B        $10.01            --              --          --         0.91%
      Highest contract charge 1.70% Class B       $23.77            --              --          --        (0.46)%
      All contract charges                            --         6,167         $60,610        1.26%          --

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/MONEY MARKET (CONTINUED)
2017  Lowest contract charge 1.10% Class B       $ 9.75            --              --          --        (0.71)%
      Highest contract charge 1.70% Class B      $23.88            --              --          --        (1.32)%
      All contract charges                           --         6,338         $62,447        0.38%          --
2016  Lowest contract charge 1.10% Class B(e)    $ 9.82            --              --          --        (1.11)%
      Highest contract charge 1.70% Class B      $24.20            --              --          --        (1.67)%
      All contract charges                           --         6,688         $66,890        0.00%          --
2015  Lowest contract charge 0.30% Class B       $ 9.93            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $24.61            --              --          --        (1.72)%
      All contract charges                           --         5,965         $60,652        0.00%          --
2014  Lowest contract charge 0.30% Class B       $ 9.96            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $25.04            --              --          --        (1.69)%
      All contract charges                           --         5,879         $60,569        0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 1.30% Class A       $17.96            --              --          --       (14.60)%
      Highest contract charge 1.70% Class A      $17.31            --              --          --       (14.94)%
      All contract charges                           --         2,807         $49,903        0.35%          --
2017  Lowest contract charge 1.30% Class A       $21.03            --              --          --        33.86%
      Highest contract charge 1.70% Class A      $20.35            --              --          --        33.36%
      All contract charges                           --         3,093         $64,193        0.60%          --
2016  Lowest contract charge 1.30% Class A       $15.71            --              --          --        (1.26)%
      Highest contract charge 1.70% Class A      $15.26            --              --          --        (1.68)%
      All contract charges                           --         2,463         $38,345        0.82%          --
2015  Lowest contract charge 1.30% Class A       $15.91            --              --          --         1.86%
      Highest contract charge 1.70% Class A      $15.52            --              --          --         1.44%
      All contract charges                           --         2,630         $41,513        0.28%          --
2014  Lowest contract charge 1.30% Class A       $15.62            --              --          --         0.45%
      Highest contract charge 1.70% Class A      $15.30            --              --          --         0.07%
      All contract charges                           --         2,055         $31,876        0.58%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.30% Class B       $12.57            --              --          --       (13.73)%
      Highest contract charge 1.70% Class B      $15.46            --              --          --       (14.91)%
      All contract charges                           --         1,748         $22,406        0.35%          --
2017  Lowest contract charge 0.30% Class B       $14.57            --              --          --        35.16%
      Highest contract charge 1.70% Class B      $18.17            --              --          --        33.31%
      All contract charges                           --         1,311         $20,934        0.60%          --
2016  Lowest contract charge 0.30% Class B       $10.78            --              --          --        (0.19)%
      Highest contract charge 1.70% Class B      $13.63            --              --          --        (1.66)%
      All contract charges                           --         1,253         $15,560        0.82%          --
2015  Lowest contract charge 0.30% Class B       $10.80            --              --          --         2.86%
      Highest contract charge 1.70% Class B      $13.86            --              --          --         1.39%
      All contract charges                           --         1,058         $13,387        0.28%          --
2014  Lowest contract charge 0.30% Class B       $10.50            --              --          --         1.45%
      Highest contract charge 1.70% Class B      $13.67            --              --          --         0.07%
      All contract charges                           --           633         $ 8,270        0.58%          --
EQ/PIMCO GLOBAL REAL RETURN(P)
2018  Lowest contract charge 1.10% Class B       $10.32            --              --          --        (2.46)%
      Highest contract charge 1.70% Class B      $10.08            --              --          --        (3.08)%
      All contract charges                           --         2,403         $24,896        2.65%          --
2017  Lowest contract charge 1.10% Class B       $10.58            --              --          --         1.83%
      Highest contract charge 1.70% Class B      $10.40            --              --          --         1.17%
      All contract charges                           --         1,985         $21,118        1.41%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         9.02%
      Highest contract charge 1.70% Class B      $10.28            --              --          --         8.44%
      All contract charges                           --         1,311         $13,760        6.00%          --

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/PIMCO GLOBAL REAL RETURN(P) (CONTINUED)
2015  Lowest contract charge 1.10% Class B(e)     $ 9.53            --               --         --       (3.54)%
      Highest contract charge 1.70% Class B       $ 9.48            --               --         --       (4.05)%
      All contract charges                            --           856         $  8,251       1.54%         --
2014  Lowest contract charge 1.20% Class B        $10.31            --               --         --        6.51%
      Highest contract charge 1.70% Class B       $ 9.88            --               --         --        6.01%
      All contract charges                            --           455         $  4,558       7.08%         --
EQ/PIMCO REAL RETURN(AG)
2018  Lowest contract charge 1.30% Class B(r)     $11.23            --               --         --        0.18%
      Highest contract charge 1.70% Class B(r)    $10.82            --               --         --        0.09%
      All contract charges                            --         4,365         $ 48,416       0.46%         --
EQ/PIMCO TOTAL RETURN(AH)
2018  Lowest contract charge 0.30% Class B(r)     $10.91            --               --         --        1.77%
      Highest contract charge 1.70% Class B(r)    $11.47            --               --         --        1.41%
      All contract charges                            --        14,521         $165,330       0.69%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.30% Class A        $ 9.53            --               --         --       (0.31)%
      Highest contract charge 1.70% Class A       $ 9.18            --               --         --       (0.76)%
      All contract charges                            --         2,790         $ 26,335       2.40%         --
2017  Lowest contract charge 1.30% Class A        $ 9.56            --               --         --        0.53%
      Highest contract charge 1.70% Class A       $ 9.25            --               --         --        0.11%
      All contract charges                            --         2,497         $ 23,664       1.27%         --
2016  Lowest contract charge 1.30% Class A        $ 9.51            --               --         --        0.63%
      Highest contract charge 1.70% Class A       $ 9.24            --               --         --        0.33%
      All contract charges                            --         2,698         $ 25,429       1.05%         --
2015  Lowest contract charge 1.30% Class A        $ 9.45            --               --         --       (1.56)%
      Highest contract charge 1.70% Class A       $ 9.21            --               --         --       (2.02)%
      All contract charges                            --         2,491         $ 23,337       0.51%         --
2014  Lowest contract charge 1.30% Class A        $ 9.60            --               --         --       (1.34)%
      Highest contract charge 1.70% Class A       $ 9.40            --               --         --       (1.78)%
      All contract charges                            --         2,340         $ 22,300       0.40%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class B        $10.04            --               --         --       (0.20)%
      Highest contract charge 1.70% Class B       $ 9.83            --               --         --       (0.81)%
      All contract charges                            --         1,866         $ 18,389       2.40%         --
2017  Lowest contract charge 1.10% Class B        $10.06            --               --         --        0.80%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        0.20%
      All contract charges                            --           950         $  9,340       1.27%         --
2016  Lowest contract charge 1.10% Class B        $ 9.98            --               --         --        0.91%
      Highest contract charge 1.70% Class B       $ 9.89            --               --         --        0.30%
      All contract charges                            --           755         $  7,364       1.05%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --               --         --       (1.10)%
      Highest contract charge 1.70% Class B       $ 9.86            --               --         --       (1.99)%
      All contract charges                            --           597         $  5,742       0.51%         --
2014  Lowest contract charge 1.20% Class B        $ 9.84            --               --         --       (1.30)%
      Highest contract charge 1.70% Class B       $10.06            --               --         --       (1.85)%
      All contract charges                            --           389         $  3,788       0.40%         --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 1.30% Class B        $10.85            --               --         --       (1.27)%
      Highest contract charge 1.70% Class B       $15.06            --               --         --       (1.63)%
      All contract charges                            --         2,247         $ 26,332       1.59%         --
2017  Lowest contract charge 1.30% Class B        $10.99            --               --         --        0.09%
      Highest contract charge 1.70% Class B       $15.31            --               --         --       (0.33)%
      All contract charges                            --         2,455         $ 28,720       1.23%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --               --         --       (0.09)%
      Highest contract charge 1.70% Class B       $15.36            --               --         --       (0.52)%
      All contract charges                            --         2,276         $ 26,773       1.19%         --

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2015  Lowest contract charge 1.30% Class B     $10.99            --               --         --        (1.08)%
      Highest contract charge 1.70% Class B    $15.44            --               --         --        (1.47)%
      All contract charges                         --         2,274         $ 26,943       1.10%          --
2014  Lowest contract charge 1.30% Class B     $11.11            --               --         --         1.55%
      Highest contract charge 1.70% Class B    $15.67            --               --         --         1.16%
      All contract charges                         --         2,077         $ 25,065       1.06%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 1.30% Class A     $22.49            --               --         --       (12.49)%
      Highest contract charge 1.70% Class A    $21.67            --               --         --       (12.83)%
      All contract charges                         --         2,007         $ 44,509       1.04%          --
2017  Lowest contract charge 1.30% Class A     $25.70            --               --         --        12.52%
      Highest contract charge 1.70% Class A    $24.86            --               --         --        12.08%
      All contract charges                         --         1,766         $ 44,885       1.07%          --
2016  Lowest contract charge 1.30% Class A     $22.84            --               --         --        18.96%
      Highest contract charge 1.70% Class A    $22.18            --               --         --        18.48%
      All contract charges                         --         1,959         $ 44,158       1.42%          --
2015  Lowest contract charge 1.30% Class A     $19.20            --               --         --        (5.79)%
      Highest contract charge 1.70% Class A    $18.72            --               --         --        (6.21)%
      All contract charges                         --         1,291         $ 24,592       0.89%          --
2014  Lowest contract charge 1.30% Class A     $20.38            --               --         --         3.50%
      Highest contract charge 1.70% Class A    $19.96            --               --         --         3.10%
      All contract charges                         --         1,162         $ 23,463       0.93%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.30% Class B     $12.47            --               --         --       (11.56)%
      Highest contract charge 1.25% Class B    $11.87            --               --         --       (12.40)%
      All contract charges                         --         1,325         $ 14,966       1.04%          --
2017  Lowest contract charge 0.30% Class B     $14.10            --               --         --        13.62%
      Highest contract charge 1.25% Class B    $13.55            --               --         --        12.54%
      All contract charges                         --         1,204         $ 15,721       1.07%          --
2016  Lowest contract charge 0.30% Class B     $12.41            --               --         --        20.25%
      Highest contract charge 1.25% Class B    $12.04            --               --         --        19.09%
      All contract charges                         --           927         $ 10,907       1.42%          --
2015  Lowest contract charge 0.30% Class B     $10.32            --               --         --        (4.88)%
      Highest contract charge 1.25% Class B    $10.11            --               --         --        (5.78)%
      All contract charges                         --           501         $  5,003       0.89%          --
2014  Lowest contract charge 1.20% Class B     $10.74            --               --         --         3.67%
      Highest contract charge 1.25% Class B    $10.73            --               --         --         3.57%
      All contract charges                         --           249         $  2,679       0.93%          --
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 1.30% Class A     $27.56            --               --         --        (2.92)%
      Highest contract charge 1.70% Class A    $26.56            --               --         --        (3.31)%
      All contract charges                         --         5,477         $149,506       0.00%          --
2017  Lowest contract charge 1.30% Class A     $28.39            --               --         --        31.68%
      Highest contract charge 1.70% Class A    $27.47            --               --         --        31.12%
      All contract charges                         --         5,607         $157,447       0.00%          --
2016  Lowest contract charge 0.65% Class A     $19.20            --               --         --         0.68%
      Highest contract charge 1.70% Class A    $20.95            --               --         --        (0.38)%
      All contract charges                         --         4,834         $103,341       0.00%          --
2015  Lowest contract charge 0.65% Class A     $19.07            --               --         --         9.53%
      Highest contract charge 1.70% Class A    $21.03            --               --         --         8.35%
      All contract charges                         --         4,505         $ 96,324       0.00%          --
2014  Lowest contract charge 0.65% Class A     $17.41            --               --         --         7.94%
      Highest contract charge 1.70% Class A    $19.41            --               --         --         6.82%
      All contract charges                         --         3,388         $ 66,665       0.00%          --

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.30% Class B           $16.44            --               --         --        (1.91)%
      Highest contract charge 1.70% Class B          $33.17            --               --         --        (3.29)%
      All contract charges                               --         4,149         $ 63,551       0.00%          --
2017  Lowest contract charge 0.30% Class B           $16.76            --               --         --        32.91%
      Highest contract charge 1.70% Class B          $34.30            --               --         --        31.12%
      All contract charges                               --         3,322         $ 55,656       0.00%          --
2016  Lowest contract charge 1.10% Class B           $10.18            --               --         --         0.20%
      Highest contract charge 1.70% Class B          $26.16            --               --         --        (0.38)%
      All contract charges                               --         2,738         $ 37,437       0.00%          --
2015  Lowest contract charge 1.10% Class B(e)        $10.16            --               --         --         1.50%
      Highest contract charge 1.70% Class B          $26.26            --               --         --         8.38%
      All contract charges                               --         2,064         $ 29,276       0.00%          --
2014  Lowest contract charge 1.20% Class B           $11.23            --               --         --         7.26%
      Highest contract charge 1.70% Class B          $24.23            --               --         --         6.79%
      All contract charges                               --         1,415         $ 19,973       0.00%          --
EQ/T. ROWE PRICE HEALTH SCIENCES(AI)
2018  Lowest contract charge 0.30% Class B(r)        $17.51            --               --         --        (9.51)%
      Highest contract charge 1.70% Class B(r)       $38.22            --               --         --        (9.75)%
      All contract charges                               --         5,303         $145,114       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 1.30% Class B           $ 3.71            --               --         --       (14.71)%
      Highest contract charge 1.70% Class B          $ 8.71            --               --         --       (14.94)%
      All contract charges                               --         1,007         $  5,776       0.33%          --
2017  Lowest contract charge 1.30% Class B           $ 4.35            --               --         --        19.83%
      Highest contract charge 1.70% Class B          $10.24            --               --         --        19.21%
      All contract charges                               --         1,146         $  7,925       0.27%          --
2016  Lowest contract charge 1.30% Class B           $ 3.63            --               --         --         8.68%
      Highest contract charge 1.70% Class B          $ 8.59            --               --         --         8.32%
      All contract charges                               --         1,209         $  7,215       0.86%          --
2015  Lowest contract charge 1.30% Class B           $ 3.34            --               --         --        (2.62)%
      Highest contract charge 1.70% Class B          $ 7.93            --               --         --        (3.06)%
      All contract charges                               --         1,120         $  6,412       0.63%          --
2014  Lowest contract charge 1.30% Class B           $ 3.43            --               --         --        12.83%
      Highest contract charge 1.70% Class B          $ 8.18            --               --         --        12.52%
      All contract charges                               --           960         $  5,733       0.64%          --
FEDERATED HIGH INCOME BOND FUND II
2018  Lowest contract charge 0.30% Service Class     $11.66            --               --         --        (3.72)%
      Highest contract charge 1.25% Service Class    $11.10            --               --         --        (4.64)%
      All contract charges                               --         1,856         $ 20,290       7.29%          --
2017  Lowest contract charge 0.30% Service Class     $12.11            --               --         --         6.23%
      Highest contract charge 1.25% Service Class    $11.64            --               --         --         5.24%
      All contract charges                               --         1,670         $ 19,170       5.96%          --
2016  Lowest contract charge 0.30% Service Class     $11.40            --               --         --        14.23%
      Highest contract charge 1.25% Service Class    $11.06            --               --         --        13.09%
      All contract charges                               --         1,353         $ 14,777       5.05%          --
2015  Lowest contract charge 0.30% Service Class     $ 9.98            --               --         --        (3.01)%
      Highest contract charge 1.25% Service Class    $ 9.78            --               --         --        (3.93)%
      All contract charges                               --           950         $  9,245       4.48%          --
2014  Lowest contract charge 0.30% Service Class     $10.29            --               --         --         2.08%
      Highest contract charge 1.25% Service Class    $10.18            --               --         --         1.19%
      All contract charges                               --           523         $  5,327       2.87%          --
FEDERATED KAUFMANN FUND II
2018  Lowest contract charge 0.30% Service Class     $16.60            --               --         --         3.30%
      Highest contract charge 1.25% Service Class    $15.80            --               --         --         2.33%
      All contract charges                               --           877         $ 12,343       0.00%          --

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FEDERATED KAUFMANN FUND II (CONTINUED)
2017  Lowest contract charge 0.30% Service Class       $16.07           --               --          --       27.54%
      Highest contract charge 1.25% Service Class      $15.44           --               --          --       26.35%
      All contract charges                                 --          517           $7,249          --          --
2016  Lowest contract charge 0.30% Service Class       $12.60           --               --          --        3.11%
      Highest contract charge 1.25% Service Class      $12.22           --               --          --        2.09%
      All contract charges                                 --          369           $4,196        0.00%         --
2015  Lowest contract charge 0.30% Service Class       $12.22           --               --          --        5.89%
      Highest contract charge 1.25% Service Class      $11.97           --               --          --        4.82%
      All contract charges                                 --          309           $3,575        0.00%         --
2014  Lowest contract charge 1.20% Service Class       $11.42           --               --          --        8.14%
      Highest contract charge 1.25% Service Class      $11.42           --               --          --        8.14%
      All contract charges                                 --           66           $  761        0.00%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $16.35           --               --          --       (9.07)%
      Highest contract charge 1.70% Service Class 2    $15.76           --               --          --       (9.43)%
      All contract charges                                 --           36           $  596        1.05%         --
2017  Lowest contract charge 1.30% Service Class 2     $17.98           --               --          --       16.91%
      Highest contract charge 1.70% Service Class 2    $17.40           --               --          --       16.47%
      All contract charges                                 --           51           $  908        1.12%         --
2016  Lowest contract charge 1.30% Service Class 2     $15.38           --               --          --        0.85%
      Highest contract charge 1.70% Service Class 2    $14.94           --               --          --        0.47%
      All contract charges                                 --           49           $  742        1.07%         --
2015  Lowest contract charge 1.30% Service Class 2     $15.25           --               --          --       (1.49)%
      Highest contract charge 1.70% Service Class 2    $14.87           --               --          --       (1.91)%
      All contract charges                                 --           59           $  894        0.95%         --
2014  Lowest contract charge 1.30% Service Class 2     $15.48           --               --          --        4.17%
      Highest contract charge 1.70% Service Class 2    $15.16           --               --          --        3.76%
      All contract charges                                 --           59           $  926        0.63%         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.37           --               --          --       (6.50)%
      Highest contract charge 1.70% Service Class 2    $12.95           --               --          --       (6.90)%
      All contract charges                                 --           33           $  434        1.21%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.30           --               --          --       13.31%
      Highest contract charge 1.70% Service Class 2    $13.91           --               --          --       12.91%
      All contract charges                                 --           69           $  975        1.35%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.62           --               --          --        4.21%
      Highest contract charge 1.70% Service Class 2    $12.32           --               --          --        3.79%
      All contract charges                                 --           47           $  598        1.09%         --
2015  Lowest contract charge 1.30% Service Class 2     $12.11           --               --          --       (1.78)%
      Highest contract charge 1.70% Service Class 2    $11.87           --               --          --       (2.22)%
      All contract charges                                 --           60           $  717        1.52%         --
2014  Lowest contract charge 1.30% Service Class 2     $12.33           --               --          --        3.09%
      Highest contract charge 1.70% Service Class 2    $12.14           --               --          --        2.71%
      All contract charges                                 --           67           $  825        1.29%         --
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.63           --               --          --       (7.34)%
      Highest contract charge 1.70% Service Class 2    $13.20           --               --          --       (7.69)%
      All contract charges                                 --          100           $1,355        1.35%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.71           --               --          --       14.74%
      Highest contract charge 1.70% Service Class 2    $14.30           --               --          --       14.31%
      All contract charges                                 --           84           $1,227        1.36%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.82           --               --          --        4.48%
      Highest contract charge 1.70% Service Class 2    $12.51           --               --          --        3.99%
      All contract charges                                 --           82           $1,045        1.14%         --

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.30% Service Class 2     $12.27            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.03            --              --          --        (2.20)%
      All contract charges                                 --            95         $ 1,162        2.06%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.49            --              --          --         3.22%
      Highest contract charge 1.65% Service Class 2    $12.32            --              --          --         2.84%
      All contract charges                                 --            56         $   702        1.34%          --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.21            --              --          --        (7.97)%
      Highest contract charge 1.65% Service Class 2    $13.81            --              --          --        (8.36)%
      All contract charges                                 --           105         $ 1,487        1.34%          --
2017  Lowest contract charge 1.30% Service Class 2     $15.44            --              --          --        16.00%
      Highest contract charge 1.65% Service Class 2    $15.07            --              --          --        15.66%
      All contract charges                                 --            89         $ 1,367        1.26%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.31            --              --          --         4.64%
      Highest contract charge 1.65% Service Class 2    $13.03            --              --          --         4.24%
      All contract charges                                 --            92         $ 1,210        1.40%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.72            --              --          --        (1.78)%
      Highest contract charge 1.65% Service Class 2    $12.50            --              --          --        (2.11)%
      All contract charges                                 --            78         $   981        1.61%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.95            --              --          --         3.43%
      Highest contract charge 1.65% Service Class 2    $12.77            --              --          --         3.07%
      All contract charges                                 --            70         $   916        0.01           --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.56            --              --          --        (9.23)%
      Highest contract charge 1.70% Service Class 2    $14.10            --              --          --        (9.62)%
      All contract charges                                 --            56         $   808        1.14%          --
2017  Lowest contract charge 1.30% Service Class 2     $16.04            --              --          --        19.08%
      Highest contract charge 1.70% Service Class 2    $15.60            --              --          --        18.63%
      All contract charges                                 --            62         $ 1,002        1.13%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.47            --              --          --         4.99%
      Highest contract charge 1.70% Service Class 2    $13.15            --              --          --         4.61%
      All contract charges                                 --            66         $   895        1.26%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.83            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.57            --              --          --        (2.26)%
      All contract charges                                 --            65         $   839        1.45%          --
2014  Lowest contract charge 1.30% Service Class 2     $13.06            --              --          --         3.32%
      Highest contract charge 1.70% Service Class 2    $12.86            --              --          --         2.96%
      All contract charges                                 --            64         $   840        1.76%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.30% Service Class 2     $12.44            --              --          --       (15.03)%
      Highest contract charge 1.70% Service Class 2    $18.65            --              --          --       (16.22)%
      All contract charges                                 --         4,423         $73,124        0.40%          --
2017  Lowest contract charge 0.30% Service Class 2     $14.64            --              --          --        20.20%
      Highest contract charge 1.70% Service Class 2    $22.26            --              --          --        18.53%
      All contract charges                                 --         4,323         $87,138        0.50%          --
2016  Lowest contract charge 0.30% Service Class 2     $12.18            --              --          --        11.54%
      Highest contract charge 1.70% Service Class 2    $18.78            --              --          --        10.02%
      All contract charges                                 --         3,955         $68,757        0.33%          --
2015  Lowest contract charge 0.30% Service Class 2     $10.92            --              --          --        (1.89)%
      Highest contract charge 1.70% Service Class 2    $17.07            --              --          --        (3.34)%
      All contract charges                                 --         3,700         $59,517        0.28%          --
2014  Lowest contract charge 0.65% Service Class 2     $14.56            --              --          --         5.35%
      Highest contract charge 1.70% Service Class 2    $17.66            --              --          --         4.25%
      All contract charges                                 --         2,761         $47,363        0.02%          --

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
2018       Lowest contract charge 0.30% Service Class 2         $11.22            --               --         --        (3.19)%
           Highest contract charge 1.70% Service Class 2        $12.47            --               --         --        (4.52)%
           All contract charges                                     --        10,478         $124,541       3.74%          --
2017       Lowest contract charge 0.30% Service Class 2         $11.59            --               --         --         7.31%
           Highest contract charge 1.70% Service Class 2        $13.06            --               --         --         5.75%
           All contract charges                                     --         9,253         $116,085       3.27%          --
2016       Lowest contract charge 0.30% Service Class 2         $10.80            --               --         --         7.68%
           Highest contract charge 1.70% Service Class 2        $12.35            --               --         --         6.19%
           All contract charges                                     --         7,661         $ 91,574       3.83%          --
2015       Lowest contract charge 0.30% Service Class 2         $10.03            --               --         --        (2.24)%
           Highest contract charge 1.70% Service Class 2        $11.63            --               --         --        (3.65)%
           All contract charges                                     --         6,084         $ 68,880       2.91%          --
2014       Lowest contract charge 0.65% Service Class 2         $11.35            --               --         --         2.71%
           Highest contract charge 1.70% Service Class 2        $12.07            --               --         --         1.68%
           All contract charges                                     --         4,647         $ 54,833       3.55%          --
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 1.10% Class I                 $10.09            --               --         --        (5.44)%
           Highest contract charge 1.70% Class I                $10.14            --               --         --        (6.11)%
           All contract charges                                     --           396         $  4,068       2.30%          --
2017       Lowest contract charge 1.10% Class I                 $10.67            --               --         --         4.81%
           Highest contract charge 1.70% Class I                $10.80            --               --         --         4.25%
           All contract charges                                     --           368         $  4,001       2.83%          --
2016       Lowest contract charge 1.10% Class I                 $10.18            --               --         --         8.07%
           Highest contract charge 1.70% Class I                $10.36            --               --         --         7.47%
           All contract charges                                     --           274         $  2,852       2.29%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.42            --               --         --        (5.23)%
           Highest contract charge 1.70% Class I                $ 9.64            --               --         --        (4.84)%
           All contract charges                                     --           235         $  2,284       2.74%          --
2014       Lowest contract charge 1.20% Class I(a)              $10.16            --               --         --         2.11%
           Highest contract charge 1.70% Class I(a)             $10.13            --               --         --         1.81%
           All contract charges                                     --            54         $    558       1.33%          --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 0.30% Class I                 $13.27            --               --         --        (5.21)%
           Highest contract charge 1.70% Class I                $13.94            --               --         --        (6.51)%
           All contract charges                                     --         3,488         $ 46,896       1.54%          --
2017       Lowest contract charge 1.10% Class I                 $12.13            --               --         --        12.31%
           Highest contract charge 1.70% Class I                $14.91            --               --         --        11.52%
           All contract charges                                     --         3,503         $ 50,335       1.34%          --
2016       Lowest contract charge 1.10% Class I                 $10.80            --               --         --        10.43%
           Highest contract charge 1.70% Class I                $13.37            --               --         --         9.86%
           All contract charges                                     --         2,929         $ 38,062       1.13%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.78            --               --         --        (1.91)%
           Highest contract charge 1.70% Class I                $12.17            --               --         --        (1.62)%
           All contract charges                                     --         1,665         $ 19,927       2.64%          --
2014       Lowest contract charge 1.20% Class I                 $11.01            --               --         --         8.69%
           Highest contract charge 1.70% Class I                $12.37            --               --         --         8.13%
           All contract charges                                     --           795         $  9,688       0.96%          --
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
2018       Lowest contract charge 1.10% Class 2                 $ 9.89            --               --         --       (10.58)%
           Highest contract charge 1.70% Class 2                $14.32            --               --         --       (11.17)%
           All contract charges                                     --         2,184         $ 29,693       3.00%          --
2017       Lowest contract charge 1.10% Class 2(e)              $11.06            --               --         --        10.71%
           Highest contract charge 1.70% Class 2                $16.12            --               --         --        10.03%
           All contract charges                                     --         1,402         $ 21,003       2.68%          --

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND (CONTINUED)
2016    Lowest contract charge 0.65% Class 2               $14.87            --              --          --        12.40%
        Highest contract charge 1.70% Class 2              $14.65            --              --          --        11.32%
        All contract charges                                   --         1,369         $18,653        3.98%          --
2015    Lowest contract charge 0.65% Class 2               $13.23            --              --          --        (6.83)%
        Highest contract charge 1.70% Class 2              $13.16            --              --          --        (7.84)%
        All contract charges                                   --         1,405         $17,143        2.85%          --
2014    Lowest contract charge 0.65% Class 2               $14.20            --              --          --         2.23%
        Highest contract charge 1.70% Class 2              $14.28            --              --          --         1.13%
        All contract charges                                   --         1,440         $19,384        2.72%          --
FRANKLIN INCOME VIP FUND
2018    Lowest contract charge 0.30% Class 2               $11.67            --              --          --        (4.58)%
        Highest contract charge 1.70% Class 2              $14.44            --              --          --        (5.93)%
        All contract charges                                   --         6,763         $87,447        4.78%          --
2017    Lowest contract charge 0.30% Class 2               $12.23            --              --          --         9.39%
        Highest contract charge 1.70% Class 2              $15.35            --              --          --         7.79%
        All contract charges                                   --         6,702         $92,902        4.12%          --
2016    Lowest contract charge 0.65% Class 2               $14.18            --              --          --        13.26%
        Highest contract charge 1.70% Class 2              $14.24            --              --          --        12.13%
        All contract charges                                   --         6,365         $82,729        4.86%          --
2015    Lowest contract charge 0.65% Class 2               $12.52            --              --          --        (7.60)%
        Highest contract charge 1.70% Class 2              $12.70            --              --          --        (8.63)%
        All contract charges                                   --         6,154         $72,293        4.74%          --
2014    Lowest contract charge 0.65% Class 2               $13.55            --              --          --         3.91%
        Highest contract charge 1.70% Class 2              $13.90            --              --          --         2.81%
        All contract charges                                   --         5,180         $66,764        4.72%          --
FRANKLIN MUTUAL SHARES VIP FUND
2018    Lowest contract charge 1.10% Class 2               $ 9.98            --              --          --       (10.09)%
        Highest contract charge 1.70% Class 2              $15.74            --              --          --       (10.67)%
        All contract charges                                   --           767         $11,180        2.34%          --
2017    Lowest contract charge 1.10% Class 2               $11.10            --              --          --         7.14%
        Highest contract charge 1.70% Class 2              $17.62            --              --          --         6.53%
        All contract charges                                   --           877         $14,585        2.25%          --
2016    Lowest contract charge 1.10% Class 2               $10.36            --              --          --        14.86%
        Highest contract charge 1.70% Class 2              $16.54            --              --          --        14.07%
        All contract charges                                   --           858         $13,696        2.06%          --
2015    Lowest contract charge 1.10% Class 2(e)            $ 9.02            --              --          --        (9.71)%
        Highest contract charge 1.70% Class 2              $14.50            --              --          --        (6.51)%
        All contract charges                                   --           898         $12,751        3.14%          --
2014    Lowest contract charge 1.20% Class 2               $10.92            --              --          --         5.81%
        Highest contract charge 1.70% Class 2              $15.51            --              --          --         5.30%
        All contract charges                                   --           869         $13,443        2.07%          --
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
2018    Lowest contract charge 0.30% Common Shares         $ 9.56            --              --          --        (9.30)%
        Highest contract charge 1.70% Common Shares        $ 6.73            --              --          --       (10.51)%
        All contract charges                                   --           347         $ 2,773        0.00%          --
2017    Lowest contract charge 0.30% Common Shares         $10.54            --              --          --         8.44%
        Highest contract charge 1.70% Common Shares        $ 7.52            --              --          --         6.82%
        All contract charges                                   --           323         $ 2,866        1.44%          --
2016    Lowest contract charge 0.30% Common Shares         $ 9.72            --              --          --       (15.03)%
        Highest contract charge 1.70% Common Shares        $ 7.04            --              --          --       (16.19)%
        All contract charges                                   --           292         $ 2,432        3.96%          --
2015    Lowest contract charge 1.10% Common Shares(e)      $ 9.28            --              --          --        (5.50)%
        Highest contract charge 1.70% Common Shares        $ 8.40            --              --          --        (3.23)%
        All contract charges                                   --           206         $ 2,030        2.39%          --

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                 --------------------------------------------------------------
                                                                                              ACCUMULATION
                                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                 ---------- ----------------- ------------ ------------- --------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND (CONTINUED)
2014         Lowest contract charge 1.20% Common Shares            $11.53            --              --          --       10.65%
             Highest contract charge 1.70% Common Shares           $ 8.68            --              --          --       10.15%
             All contract charges                                      --           122         $ 1,204        0.00%         --
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
2018         Lowest contract charge 1.30% Common Shares            $ 9.24            --              --          --       (6.29)%
             Highest contract charge 1.70% Common Shares           $ 8.95            --              --          --       (6.67)%
             All contract charges                                      --            68         $   620        0.00%         --
2017         Lowest contract charge 1.30% Common Shares            $ 9.86            --              --          --        2.39%
             Highest contract charge 1.70% Common Shares           $ 9.59            --              --          --        1.91%
             All contract charges                                      --            70         $   686        0.00%         --
2016         Lowest contract charge 1.30% Common Shares            $ 9.63            --              --          --       (1.83)%
             Highest contract charge 1.70% Common Shares           $ 9.41            --              --          --       (2.18)%
             All contract charges                                      --            92         $   882        0.10%         --
2015         Lowest contract charge 1.30% Common Shares            $ 9.81            --              --          --        0.51%
             Highest contract charge 1.70% Common Shares           $ 9.62            --              --          --        0.21%
             All contract charges                                      --            93         $   901        0.66%         --
2014         Lowest contract charge 1.30% Common Shares            $ 9.76            --              --          --        3.28%
             Highest contract charge 1.70% Common Shares           $ 9.60            --              --          --        2.78%
             All contract charges                                      --            84         $   814        0.00%         --
HARTFORD CAPITAL APPRECIATION HLS FUND
2018         Lowest contract charge 0.30% Class IC                 $11.96            --              --          --       (7.72)%
             Highest contract charge 1.70% Class IC                $11.21            --              --          --       (9.01)%
             All contract charges                                      --         1,479         $16,715        0.45%         --
2017         Lowest contract charge 0.30% Class IC                 $12.96            --              --          --       21.12%
             Highest contract charge 1.70% Class IC                $12.32            --              --          --       19.38%
             All contract charges                                      --         1,420         $17,578        0.73%         --
2016         Lowest contract charge 0.30% Class IC                 $10.70            --              --          --        4.70%
             Highest contract charge 1.70% Class IC                $10.32            --              --          --        3.30%
             All contract charges                                      --         1,214         $12,577        0.74%         --
2015         Lowest contract charge 0.30% Class IC(a)              $10.22            --              --          --        0.20%
             Highest contract charge 1.70% Class IC                $ 9.99            --              --          --       (1.19)%
             All contract charges                                      --           977         $ 9,786        0.97%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.14            --              --          --        1.91%
             Highest contract charge 1.70% Class IC(a)             $10.11            --              --          --        1.61%
             All contract charges                                      --           171         $ 1,727        1.82%         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
2018         Lowest contract charge 1.10% Class IC                 $12.58            --              --          --       (1.02)%
             Highest contract charge 1.70% Class IC                $14.38            --              --          --       (1.64)%
             All contract charges                                      --         2,559         $36,325        0.00%         --
2017         Lowest contract charge 1.10% Class IC(e)              $12.71            --              --          --       28.38%
             Highest contract charge 1.70% Class IC                $14.62            --              --          --       27.57%
             All contract charges                                      --         2,348         $34,021        0.00%         --
2016         Lowest contract charge 0.30% Class IC                 $11.88            --              --          --       (1.33)%
             Highest contract charge 1.70% Class IC                $11.46            --              --          --       (2.63)%
             All contract charges                                      --         2,249         $25,515        0.26%         --
2015         Lowest contract charge 0.30% Class IC(a)              $12.04            --              --          --       10.87%
             Highest contract charge 1.70% Class IC                $11.77            --              --          --        9.29%
             All contract charges                                      --         1,740         $20,369        0.00%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.80            --              --          --        8.22%
             Highest contract charge 1.70% Class IC(a)             $10.77            --              --          --        7.92%
             All contract charges                                      --           149         $ 1,604        0.06%         --
INVESCO V.I. AMERICAN FRANCHISE FUND
2018         Lowest contract charge 1.30% Series II                $25.06            --              --          --       (5.15)%
             Highest contract charge 1.65% Series II               $24.26            --              --          --       (5.49)%
             All contract charges                                      --            21         $   516        0.00%         --

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. AMERICAN FRANCHISE FUND (CONTINUED)
2017  Lowest contract charge 1.30% Series II       $26.42            --              --          --        25.39%
      Highest contract charge 1.70% Series II      $25.56            --              --          --        24.87%
      All contract charges                             --            19         $   504        0.00%          --
2016  Lowest contract charge 1.30% Series II       $21.07            --              --          --         0.67%
      Highest contract charge 1.70% Series II      $20.47            --              --          --         0.29%
      All contract charges                             --            22         $   461        0.00%          --
2015  Lowest contract charge 1.30% Series II       $20.93            --              --          --         3.41%
      Highest contract charge 1.70% Series II      $20.41            --              --          --         2.98%
      All contract charges                             --            42         $   869        0.00%          --
2014  Lowest contract charge 1.30% Series II       $20.24            --              --          --         6.75%
      Highest contract charge 1.70% Series II      $19.82            --              --          --         6.33%
      All contract charges                             --            23         $   441        0.00%          --
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
2018  Lowest contract charge 1.10% Series II       $10.07            --              --          --        (7.70)%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        (7.87)%
      All contract charges                             --           924         $ 9,610        1.32%          --
2017  Lowest contract charge 1.10% Series II       $10.91            --              --          --         8.67%
      Highest contract charge 1.25% Series II      $11.56            --              --          --         8.54%
      All contract charges                             --           932         $10,547        3.79%          --
2016  Lowest contract charge 1.10% Series II       $10.04            --              --          --        10.21%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        10.13%
      All contract charges                             --           852         $ 8,910        0.21%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 9.11            --              --          --        (7.14)%
      Highest contract charge 1.25% Series II      $ 9.67            --              --          --        (5.66)%
      All contract charges                             --           492         $ 4,743        4.19%          --
2014  Lowest contract charge 1.20% Series II       $10.25            --              --          --         4.38%
      Highest contract charge 1.25% Series II      $10.25            --              --          --         4.38%
      All contract charges                             --           285         $ 2,918        0.00%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.65% Series II       $19.73            --              --          --        (8.40)%
      Highest contract charge 1.70% Series II      $16.70            --              --          --        (9.39)%
      All contract charges                             --         3,311         $62,246        2.10%          --
2017  Lowest contract charge 0.65% Series II       $21.54            --              --          --         7.65%
      Highest contract charge 1.70% Series II      $18.43            --              --          --         6.47%
      All contract charges                             --         3,809         $78,587        1.53%          --
2016  Lowest contract charge 0.65% Series II       $20.01            --              --          --        13.76%
      Highest contract charge 1.70% Series II      $17.31            --              --          --        12.62%
      All contract charges                             --         3,584         $68,919        1.28%          --
2015  Lowest contract charge 1.30% Series II       $17.67            --              --          --         0.51%
      Highest contract charge 1.70% Series II      $15.37            --              --          --         0.07%
      All contract charges                             --         2,212         $37,467        1.79%          --
2014  Lowest contract charge 1.30% Series II       $17.58            --              --          --        11.05%
      Highest contract charge 1.70% Series II      $15.36            --              --          --        10.66%
      All contract charges                             --           965         $16,416        1.62%          --
INVESCO V.I. EQUITY AND INCOME FUND
2018  Lowest contract charge 1.30 % Series II      $10.57            --              --          --       (10.88)%
      Highest contract charge 1.70% Series II      $10.40            --              --          --       (11.26)%
      All contract charges                             --         1,442         $15,214        2.06%          --
2017  Lowest contract charge 1.30 % Series II      $11.86            --              --          --         9.31%
      Highest contract charge 1.70% Series II      $11.72            --              --          --         8.92%
      All contract charges                             --         1,267         $15,012        1.61%          --
2016  Lowest contract charge 1.30 % Series II      $10.85            --              --          --        13.38%
      Highest contract charge 1.70% Series II      $10.76            --              --          --        12.91%
      All contract charges                             --           866         $ 9,383        1.84%          --

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
INVESCO V.I. EQUITY AND INCOME FUND (CONTINUED)
2015  Lowest contract charge 1.30 % Series II(c)    $ 9.57            --              --          --        (4.49)%
      Highest contract charge 1.70% Series II(c)    $ 9.53            --              --          --        (4.89)%
      All contract charges                              --           462         $ 4,421        3.43%          --
INVESCO V.I. HEALTH CARE FUND
2018  Lowest contract charge 1.10% Series II        $ 9.32            --              --          --        (0.53)%
      Highest contract charge 1.25% Series II       $12.56            --              --          --        (0.71)%
      All contract charges                              --           493         $ 5,358        0.00%          --
2017  Lowest contract charge 1.10% Series II(e)     $ 9.37            --              --          --        14.27%
      Highest contract charge 1.25% Series II       $12.65            --              --          --        14.17%
      All contract charges                              --           391         $ 4,408        0.09%          --
2016  Lowest contract charge 0.30% Series II        $11.42            --              --          --       (11.95)%
      Highest contract charge 1.25% Series II       $11.08            --              --          --       (12.82)%
      All contract charges                              --           337         $ 3,381        0.00%          --
2015  Lowest contract charge 0.30% Series II        $12.97            --              --          --         2.53%
      Highest contract charge 1.25% Series II       $12.71            --              --          --         1.60%
      All contract charges                              --           290         $ 3,491        0.00%          --
2014  Lowest contract charge 1.20% Series II        $12.51            --              --          --        17.91%
      Highest contract charge 1.25% Series II       $12.51            --              --          --        17.91%
      All contract charges                              --            83         $ 1,035        0.00%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.30% Series II        $11.09            --              --          --        (3.90)%
      Highest contract charge 1.70% Series II       $11.90            --              --          --        (5.25)%
      All contract charges                              --         3,371         $38,789        5.07%          --
2017  Lowest contract charge 0.30% Series II        $11.54            --              --          --         5.77%
      Highest contract charge 1.70% Series II       $12.56            --              --          --         4.32%
      All contract charges                              --         3,407         $41,395        3.97%          --
2016  Lowest contract charge 0.30% Series II        $10.91            --              --          --        10.54%
      Highest contract charge 1.70% Series II       $12.04            --              --          --         8.96%
      All contract charges                              --         3,324         $38,848        4.14%          --
2015  Lowest contract charge 0.30% Series II        $ 9.87            --              --          --        (3.71)%
      Highest contract charge 1.70% Series II       $11.05            --              --          --        (4.99)%
      All contract charges                              --         2,968         $31,929        5.68%          --
2014  Lowest contract charge 0.30% Series II        $10.25            --              --          --         1.28%
      Highest contract charge 1.70% Series II       $11.63            --              --          --        (0.17)%
      All contract charges                              --         2,245         $25,344        5.18%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 1.30% Series II        $15.97            --              --          --       (12.73)%
      Highest contract charge 1.70% Series II       $15.39            --              --          --       (13.10)%
      All contract charges                              --           689         $10,933        0.11%          --
2017  Lowest contract charge 1.30% Series II        $18.30            --              --          --        13.17%
      Highest contract charge 1.70% Series II       $17.71            --              --          --        12.73%
      All contract charges                              --           707         $12,870        0.32%          --
2016  Lowest contract charge 1.30% Series II        $16.17            --              --          --        11.67%
      Highest contract charge 1.70% Series II       $15.71            --              --          --        11.26%
      All contract charges                              --           725         $11,669        0.00%          --
2015  Lowest contract charge 1.30% Series II        $14.48            --              --          --        (5.48)%
      Highest contract charge 1.70% Series II       $14.12            --              --          --        (5.93)%
      All contract charges                              --           695         $10,011        0.11%          --
2014  Lowest contract charge 1.30% Series II        $15.32            --              --          --         2.75%
      Highest contract charge 1.70% Series II       $15.01            --              --          --         2.39%
      All contract charges                              --           611         $ 9,314        0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 1.10% Series II        $ 9.30            --              --          --       (16.22)%
      Highest contract charge 1.70% Series II       $18.74            --              --          --       (16.71)%
      All contract charges                              --         1,123         $17,369        0.00%          --

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2017  Lowest contract charge 1.10% Series II       $11.10            --               --         --        12.46%
      Highest contract charge 1.70% Series II      $22.50            --               --         --        11.77%
      All contract charges                             --           979         $ 18,905       0.00%          --
2016  Lowest contract charge 1.10% Series II       $ 9.87            --               --         --        10.65%
      Highest contract charge 1.70% Series II      $20.13            --               --         --         9.94%
      All contract charges                             --           879         $ 15,414       0.00%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 8.92            --               --         --       (10.62)%
      Highest contract charge 1.70% Series II      $18.31            --               --         --        (7.34)%
      All contract charges                             --           712         $ 11,807       0.00%          --
2014  Lowest contract charge 1.20% Series II       $10.60            --               --         --         0.86%
      Highest contract charge 1.70% Series II      $19.76            --               --         --         0.36%
      All contract charges                             --           452         $  8,456       0.00%          --
IVY VIP ASSET STRATEGY
2018  Lowest contract charge 0.30% Class II        $ 9.82            --               --         --        (5.76)%
      Highest contract charge 1.70% Class II       $11.24            --               --         --        (7.03)%
      All contract charges                             --         2,983         $ 32,373       1.83%          --
2017  Lowest contract charge 0.30% Class II        $10.42            --               --         --        18.01%
      Highest contract charge 1.70% Class II       $12.09            --               --         --        16.25%
      All contract charges                             --         3,109         $ 36,395       1.55%          --
2016  Lowest contract charge 0.30% Class II        $ 8.83            --               --         --        (2.86)%
      Highest contract charge 1.70% Class II       $10.40            --               --         --        (4.24)%
      All contract charges                             --         3,505         $ 35,326       0.59%          --
2015  Lowest contract charge 0.30% Class II        $ 9.09            --               --         --        (8.64)%
      Highest contract charge 1.70% Class II       $10.86            --               --         --        (9.88)%
      All contract charges                             --         4,224         $ 44,441       0.37%          --
2014  Lowest contract charge 0.30% Class II        $ 9.95            --               --         --        (5.60)%
      Highest contract charge 1.70% Class II       $12.05            --               --         --        (6.88)%
      All contract charges                             --         4,546         $ 53,506       0.48%          --
IVY VIP GLOBAL EQUITY INCOME
2018  Lowest contract charge 1.30% Class II        $17.24            --               --         --       (12.84)%
      Highest contract charge 1.70% Class II       $16.62            --               --         --       (13.17)%
      All contract charges                             --           732         $ 12,478       1.67%          --
2017  Lowest contract charge 1.30% Class II        $19.78            --               --         --        14.07%
      Highest contract charge 1.70% Class II       $19.14            --               --         --        13.59%
      All contract charges                             --           820         $ 16,052       1.27%          --
2016  Lowest contract charge 0.65% Class II        $16.26            --               --         --         6.21%
      Highest contract charge 1.70% Class II       $16.85            --               --         --         5.12%
      All contract charges                             --           895         $ 15,365       1.24%          --
2015  Lowest contract charge 0.65% Class II        $15.31            --               --         --        (2.67)%
      Highest contract charge 1.70% Class II       $16.03            --               --         --        (3.67)%
      All contract charges                             --           991         $ 16,126       1.30%          --
2014  Lowest contract charge 0.65% Class II        $15.73            --               --         --         9.16%
      Highest contract charge 1.70% Class II       $16.64            --               --         --         7.91%
      All contract charges                             --           967         $ 16,300       1.14%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.65% Class II        $15.27            --               --         --        (2.74)%
      Highest contract charge 1.70% Class II       $16.16            --               --         --        (3.81)%
      All contract charges                             --         7,344         $121,832       6.36%          --
2017  Lowest contract charge 0.65% Class II        $15.70            --               --         --         6.01%
      Highest contract charge 1.70% Class II       $16.80            --               --         --         4.87%
      All contract charges                             --         7,727         $132,738       5.47%          --
2016  Lowest contract charge 0.65% Class II        $14.81            --               --         --        15.43%
      Highest contract charge 1.70% Class II       $16.02            --               --         --        14.27%
      All contract charges                             --         7,514         $122,654       7.31%          --

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2015  Lowest contract charge 0.65% Class II           $12.83            --               --         --        (7.16)%
      Highest contract charge 1.70% Class II          $14.02            --               --         --        (8.13)%
      All contract charges                                --         7,607         $108,371       6.07%          --
2014  Lowest contract charge 0.65% Class II           $13.82            --               --         --         1.25%
      Highest contract charge 1.70% Class II          $15.26            --               --         --         0.20%
      All contract charges                                --         7,208         $111,378       4.62%          --
IVY VIP NATURAL RESOURCES
2018  Lowest contract charge 1.30% Class II           $ 6.14            --               --         --       (24.20)%
      Highest contract charge 1.70% Class II          $ 5.91            --               --         --       (24.62)%
      All contract charges                                --         1,158         $  7,034       0.31%          --
2017  Lowest contract charge 0.65% Class II           $ 7.90            --               --         --         2.33%
      Highest contract charge 1.70% Class II          $ 7.84            --               --         --         1.29%
      All contract charges                                --         1,323         $ 10,612       0.14%          --
2016  Lowest contract charge 0.65% Class II           $ 7.72            --               --         --        22.93%
      Highest contract charge 1.70% Class II          $ 7.74            --               --         --        21.70%
      All contract charges                                --         1,403         $ 11,070       0.70%          --
2015  Lowest contract charge 0.65% Class II           $ 6.28            --               --         --       (22.85)%
      Highest contract charge 1.70% Class II          $ 6.36            --               --         --       (23.74)%
      All contract charges                                --         1,409         $  9,113       0.10%          --
2014  Lowest contract charge 0.65% Class II           $ 8.14            --               --         --       (13.68)%
      Highest contract charge 1.70% Class II          $ 8.34            --               --         --       (14.46)%
      All contract charges                                --         1,383         $ 11,703       0.00%          --
IVY VIP SMALL CAP GROWTH (AK)
2018  Lowest contract charge 0.30% Class II(aj)       $12.31            --               --         --       (12.32)%
      Highest contract charge 1.70% Class II          $19.77            --               --         --        (5.72)%
      All contract charges                                --         1,700         $ 31,394       0.37%          --
2017  Lowest contract charge 1.30% Class II           $21.68            --               --         --        21.52%
      Highest contract charge 1.70% Class II          $20.97            --               --         --        21.00%
      All contract charges                                --         1,303         $ 27,983       0.00%          --
2016  Lowest contract charge 1.30% Class II           $17.84            --               --         --         1.59%
      Highest contract charge 1.70% Class II          $17.33            --               --         --         1.17%
      All contract charges                                --         1,306         $ 23,077       0.00%          --
2015  Lowest contract charge 1.30% Class II           $17.56            --               --         --         0.57%
      Highest contract charge 1.70% Class II          $17.13            --               --         --         0.18%
      All contract charges                                --         1,350         $ 23,522       0.00%          --
2014  Lowest contract charge 1.30% Class II           $17.46            --               --         --         0.23%
      Highest contract charge 1.70% Class II          $17.10            --               --         --        (0.18)%
      All contract charges                                --         1,013         $ 17,562       0.00%          --
JANUS HENDERSON BALANCED PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares     $13.64            --               --         --         0.15%
      Highest contract charge 1.25% Service Shares    $12.98            --               --         --        (0.84)%
      All contract charges                                --         6,729         $ 84,157       1.78%          --
2017  Lowest contract charge 0.30% Service Shares     $13.62            --               --         --        17.82%
      Highest contract charge 1.25% Service Shares    $13.09            --               --         --        16.67%
      All contract charges                                --         4,346         $ 55,151       1.46%          --
2016  Lowest contract charge 0.30% Service Shares     $11.56            --               --         --         3.96%
      Highest contract charge 1.25% Service Shares    $11.22            --               --         --         3.03%
      All contract charges                                --         3,193         $ 34,954       2.12%          --
2015  Lowest contract charge 0.30% Service Shares     $11.12            --               --         --         0.18%
      Highest contract charge 1.25% Service Shares    $10.89            --               --         --        (0.82)%
      All contract charges                                --         1,897         $ 20,363       1.59%          --
2014  Lowest contract charge 1.20% Service Shares     $10.99            --               --         --         7.01%
      Highest contract charge 1.25% Service Shares    $10.98            --               --         --         6.91%
      All contract charges                                --           398         $  4,371       1.87%          --

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares       $10.71            --              --          --       (1.56)%
      Highest contract charge 1.25% Service Shares      $10.19            --              --          --       (2.49)%
      All contract charges                                  --         2,668         $26,852        2.71%         --
2017  Lowest contract charge 0.30% Service Shares       $10.88            --              --          --        3.03%
      Highest contract charge 1.25% Service Shares      $10.45            --              --          --        2.05%
      All contract charges                                  --         2,772         $28,673        2.63%         --
2016  Lowest contract charge 0.30% Service Shares       $10.56            --              --          --        1.93%
      Highest contract charge 1.25% Service Shares      $10.24            --              --          --        0.89%
      All contract charges                                  --         2,221         $22,531        2.65%         --
2015  Lowest contract charge 0.30% Service Shares       $10.36            --              --          --       (0.38)%
      Highest contract charge 1.25% Service Shares      $10.15            --              --          --       (1.26)%
      All contract charges                                  --         1,050         $10,607        2.33%         --
2014  Lowest contract charge 1.20% Service Shares       $10.29            --              --          --        3.52%
      Highest contract charge 1.25% Service Shares      $10.28            --              --          --        3.42%
      All contract charges                                  --           317         $ 3,256        4.01%         --
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
2018  Lowest contract charge 1.10% Service Shares       $11.87            --              --          --       (5.64)%
      Highest contract charge 1.25% Service Shares      $14.11            --              --          --       (5.81)%
      All contract charges                                  --           846         $11,068        1.73%         --
2017  Lowest contract charge 1.10% Service Shares       $12.58            --              --          --       14.16%
      Highest contract charge 1.25% Service Shares      $14.98            --              --          --       14.00%
      All contract charges                                  --           783         $10,980        1.41%         --
2016  Lowest contract charge 1.10% Service Shares       $11.02            --              --          --        8.57%
      Highest contract charge 1.25% Service Shares      $13.14            --              --          --        8.42%
      All contract charges                                  --           660         $ 8,176        1.68%         --
2015  Lowest contract charge 1.10% Service Shares(e)    $10.15            --              --          --        1.20%
      Highest contract charge 1.25% Service Shares      $12.12            --              --          --        2.71%
      All contract charges                                  --           276         $ 3,265        1.78%         --
2014  Lowest contract charge 1.20% Service Shares       $11.80            --              --          --       16.26%
      Highest contract charge 1.25% Service Shares      $11.80            --              --          --       16.26%
      All contract charges                                  --           127         $ 1,494        1.12%         --
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2018  Lowest contract charge 0.30% Class 2(f)           $11.14            --              --          --       (6.54)%
      Highest contract charge 1.25% Class 2             $10.77            --              --          --       (7.47)%
      All contract charges                                  --         2,001         $21,558        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.69            --              --          --       15.63%
      Highest contract charge 1.25% Class 2             $11.64            --              --          --       15.36%
      All contract charges                                  --         1,648         $19,191        1.34%         --
2016  Lowest contract charge 1.10% Class 2              $10.11            --              --          --        4.66%
      Highest contract charge 1.25% Class 2             $10.09            --              --          --        4.56%
      All contract charges                                  --         1,267         $12,783        3.49%         --
2015  Lowest contract charge 1.10% Class 2(f)           $ 9.66            --              --          --       (6.12)%
      Highest contract charge 1.25% Class 2(f)          $ 9.65            --              --          --       (6.22)%
      All contract charges                                  --           759         $ 7,326        2.84%         --
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2018  Lowest contract charge 1.10% Class 2              $10.71            --              --          --       (5.97)%
      Highest contract charge 1.25% Class 2             $10.66            --              --          --       (6.08)%
      All contract charges                                  --         1,856         $19,792        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.39            --              --          --       10.48%
      Highest contract charge 1.25% Class 2             $11.35            --              --          --       10.30%
      All contract charges                                  --         1,362         $15,457        4.04%         --
2016  Lowest contract charge 1.10% Class 2(f)           $10.31            --              --          --        4.99%
      Highest contract charge 1.25% Class 2             $10.29            --              --          --        4.89%
      All contract charges                                  --           953         $ 9,800        4.10%         --

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                                            ACCUMULATION
                                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                               ---------- ----------------- ------------ ------------- --------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO (CONTINUED)
2015        Lowest contract charge 1.25% Class 2(f)              $ 9.81            --               --         --       (4.01)%
            Highest contract charge 1.25% Class 2(f)             $ 9.81            --               --         --       (4.01)%
            All contract charges                                     --           503         $  4,937       4.79%         --
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
2018        Lowest contract charge 0.30% VC Shares               $12.02            --               --         --       (4.38)%
            Highest contract charge 1.70% VC Shares              $13.07            --               --         --       (5.63)%
            All contract charges                                     --        10,255         $127,291       4.51%         --
2017        Lowest contract charge 0.30% VC Shares               $12.57            --               --         --        8.93%
            Highest contract charge 1.70% VC Shares              $13.85            --               --         --        7.36%
            All contract charges                                     --         9,063         $120,081       4.57%         --
2016        Lowest contract charge 0.30% VC Shares               $11.54            --               --         --       11.82%
            Highest contract charge 1.70% VC Shares              $12.90            --               --         --       10.26%
            All contract charges                                     --         7,498         $ 93,140       5.07%         --
2015        Lowest contract charge 0.30% VC Shares               $10.32            --               --         --       (1.81)%
            Highest contract charge 1.70% VC Shares              $11.70            --               --         --       (3.23)%
            All contract charges                                     --         6,180         $ 70,167       5.61%         --
2014        Lowest contract charge 0.30% VC Shares               $10.51            --               --         --        3.96%
            Highest contract charge 1.70% VC Shares              $12.09            --               --         --        2.54%
            All contract charges                                     --         2,769         $ 32,620       6.45%         --
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.55            --               --         --       (9.01)%
            Highest contract charge 1.70% VC Shares              $15.06            --               --         --       (9.39)%
            All contract charges                                     --           242         $  3,741       0.69%         --
2017        Lowest contract charge 1.30% VC Shares               $17.09            --               --         --       15.32%
            Highest contract charge 1.70% VC Shares              $16.62            --               --         --       14.86%
            All contract charges                                     --           274         $  4,654       0.83%         --
2016        Lowest contract charge 1.30% VC Shares               $14.82            --               --         --       11.01%
            Highest contract charge 1.70% VC Shares              $14.47            --               --         --       10.54%
            All contract charges                                     --           296         $  4,366       1.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.35            --               --         --       (2.20)%
            Highest contract charge 1.70% VC Shares              $13.09            --               --         --       (2.60)%
            All contract charges                                     --           332         $  4,402       0.72%         --
2014        Lowest contract charge 1.30% VC Shares               $13.65            --               --         --        7.73%
            Highest contract charge 1.70% VC Shares              $13.44            --               --         --        7.35%
            All contract charges                                     --           372         $  5,070       0.77%         --
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.62            --               --         --       (4.17)%
            Highest contract charge 1.70% VC Shares              $15.13            --               --         --       (4.54)%
            All contract charges                                     --           267         $  4,111       0.00%         --
2017        Lowest contract charge 1.30% VC Shares               $16.30            --               --         --       21.28%
            Highest contract charge 1.70% VC Shares              $15.85            --               --         --       20.81%
            All contract charges                                     --           305         $  4,929       0.00%         --
2016        Lowest contract charge 1.30% VC Shares               $13.44            --               --         --       (0.07)%
            Highest contract charge 1.70% VC Shares              $13.12            --               --         --       (0.46)%
            All contract charges                                     --           328         $  4,377       0.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.45            --               --         --        1.43%
            Highest contract charge 1.70% VC Shares              $13.18            --               --         --        1.00%
            All contract charges                                     --           359         $  4,801       0.00%         --
2014        Lowest contract charge 1.30% VC Shares               $13.26            --               --         --        4.66%
            Highest contract charge 1.70% VC Shares              $13.05            --               --         --        4.23%
            All contract charges                                     --           251         $  3,311       0.00%         --
MFS(R) INVESTORS TRUST SERIES
2018        Lowest contract charge 1.10% Service Class           $11.79            --               --         --       (6.72)%
            Highest contract charge 1.70% Service Class          $20.80            --               --         --       (7.35)%
            All contract charges                                     --           681         $ 12,191       0.44%         --

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2017  Lowest contract charge 1.10% Service Class(e)     $12.64            --              --          --        21.66%
      Highest contract charge 1.70% Service Class       $22.45            --              --          --        20.96%
      All contract charges                                  --           671         $13,414        0.57%          --
2016  Lowest contract charge 0.65% Service Class        $18.07            --              --          --         7.62%
      Highest contract charge 1.70% Service Class       $18.56            --              --          --         6.48%
      All contract charges                                  --           597         $10,278        0.57%          --
2015  Lowest contract charge 0.65% Service Class        $16.79            --              --          --        (0.71)%
      Highest contract charge 1.70% Service Class       $17.43            --              --          --        (1.75)%
      All contract charges                                  --           600         $ 9,810        0.70%          --
2014  Lowest contract charge 0.65% Service Class        $16.91            --              --          --        10.02%
      Highest contract charge 1.70% Service Class       $17.74            --              --          --         8.83%
      All contract charges                                  --           477         $ 8,263        0.79%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018  Lowest contract charge 1.30% Service Class        $23.92            --              --          --        (0.75)%
      Highest contract charge 1.70% Service Class       $23.05            --              --          --        (1.16)%
      All contract charges                                  --           564         $13,360        0.33%          --
2017  Lowest contract charge 1.30% Service Class        $24.10            --              --          --        26.44%
      Highest contract charge 1.70% Service Class       $23.32            --              --          --        25.92%
      All contract charges                                  --           613         $14,624        0.42%          --
2016  Lowest contract charge 1.30% Service Class        $19.06            --              --          --         4.50%
      Highest contract charge 1.70% Service Class       $18.52            --              --          --         4.04%
      All contract charges                                  --           575         $10,888        0.39%          --
2015  Lowest contract charge 1.30% Service Class(d)     $18.24            --              --          --        (2.62)%
      Highest contract charge 1.70% Service Class(d)    $17.80            --              --          --        (2.89)%
      All contract charges                                  --           530         $ 9,598        0.54%          --
MFS(R) RESEARCH SERIES
2018  Lowest contract charge 1.10% Service Class        $11.91            --              --          --        (5.70)%
      Highest contract charge 1.25% Service Class       $13.87            --              --          --        (5.84)%
      All contract charges                                  --           201         $ 2,582        0.46%          --
2017  Lowest contract charge 1.10% Service Class        $12.63            --              --          --        21.79%
      Highest contract charge 1.25% Service Class       $14.73            --              --          --        21.53%
      All contract charges                                  --           168         $ 2,330        1.13%          --
2016  Lowest contract charge 1.10% Service Class        $10.37            --              --          --         7.24%
      Highest contract charge 1.25% Service Class       $12.12            --              --          --         7.16%
      All contract charges                                  --           146         $ 1,712        0.56%          --
2015  Lowest contract charge 1.10% Service Class(e)     $ 9.67            --              --          --        (3.49)%
      Highest contract charge 1.25% Service Class       $11.31            --              --          --        (0.70)%
      All contract charges                                  --           104         $ 1,157        0.48%          --
2014  Lowest contract charge 1.20% Service Class        $11.40            --              --          --         8.67%
      Highest contract charge 1.25% Service Class       $11.39            --              --          --         8.58%
      All contract charges                                  --            72         $   812        0.72%          --
MFS(R) VALUE SERIES
2018  Lowest contract charge 1.10% Service Class(e)     $11.17            --              --          --       (11.35)%
      Highest contract charge 1.25% Service Class       $12.88            --              --          --       (11.48)%
      All contract charges                                  --         2,178         $25,659        1.38%          --
2017  Lowest contract charge 0.30% Service Class        $15.14            --              --          --        17.00%
      Highest contract charge 1.25% Service Class       $14.55            --              --          --        15.84%
      All contract charges                                  --         1,782         $23,848        1.80%          --
2016  Lowest contract charge 0.30% Service Class        $12.94            --              --          --        13.41%
      Highest contract charge 1.25% Service Class       $12.56            --              --          --        12.34%
      All contract charges                                  --         1,169         $13,804        2.12%          --
2015  Lowest contract charge 0.30% Service Class        $11.41            --              --          --        (1.21)%
      Highest contract charge 1.25% Service Class       $11.18            --              --          --        (2.10)%
      All contract charges                                  --           522         $ 5,700        2.10%          --

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MFS(R) VALUE SERIES (CONTINUED)
2014  Lowest contract charge 1.20% Service Class    $ 11.43            --               --         --         8.86%
      Highest contract charge 1.25% Service Class   $ 11.42            --               --         --         8.76%
      All contract charges                               --           216         $  2,476       1.69%          --
MULTIMANAGER AGGRESSIVE EQUITY
2018  Lowest contract charge 1.30% Class B          $ 24.14            --               --         --        (1.55)%
      Highest contract charge 1.70% Class B         $ 98.23            --               --         --        (1.92)%
      All contract charges                               --           556         $ 15,759       0.13%          --
2017  Lowest contract charge 1.30% Class B          $ 24.52            --               --         --        28.71%
      Highest contract charge 1.70% Class B         $100.15            --               --         --        28.13%
      All contract charges                               --           556         $ 16,104       0.16%          --
2016  Lowest contract charge 1.30% Class B          $ 19.05            --               --         --         2.09%
      Highest contract charge 1.70% Class B         $ 78.16            --               --         --         1.69%
      All contract charges                               --           596         $ 13,495       0.55%          --
2015  Lowest contract charge 1.30% Class B          $ 18.66            --               --         --         2.64%
      Highest contract charge 1.70% Class B         $ 76.86            --               --         --         2.22%
      All contract charges                               --           590         $ 13,258       0.17%          --
2014  Lowest contract charge 1.30% Class B          $ 18.18            --               --         --         9.19%
      Highest contract charge 1.70% Class B         $ 75.19            --               --         --         8.78%
      All contract charges                               --           498         $ 11,048       0.11%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --        (1.72)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (2.14)%
      All contract charges                               --         7,243         $ 98,256       2.70%          --
2017  Lowest contract charge 1.30% Class B          $ 13.96            --               --         --         1.68%
      Highest contract charge 1.70% Class B         $ 14.03            --               --         --         1.30%
      All contract charges                               --         8,250         $113,957       2.08%          --
2016  Lowest contract charge 1.30% Class B          $ 13.73            --               --         --         1.33%
      Highest contract charge 1.70% Class B         $ 13.85            --               --         --         0.87%
      All contract charges                               --         7,499         $102,096       2.08%          --
2015  Lowest contract charge 1.30% Class B          $ 13.55            --               --         --        (1.24)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (1.58)%
      All contract charges                               --         7,893         $106,216       1.95%          --
2014  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --         2.46%
      Highest contract charge 1.70% Class B         $ 13.95            --               --         --         1.97%
      All contract charges                               --         7,166         $ 97,870       2.07%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 1.30% Class B          $ 25.59            --               --         --        (7.01)%
      Highest contract charge 1.70% Class B         $ 19.47            --               --         --        (7.42)%
      All contract charges                               --         1,189         $ 26,788       0.00%          --
2017  Lowest contract charge 1.30% Class B          $ 27.52            --               --         --        25.03%
      Highest contract charge 1.70% Class B         $ 21.03            --               --         --        24.51%
      All contract charges                               --           800         $ 20,563       0.00%          --
2016  Lowest contract charge 1.30% Class B          $ 22.01            --               --         --         5.36%
      Highest contract charge 1.70% Class B         $ 16.89            --               --         --         4.97%
      All contract charges                               --           802         $ 16,481       0.10%          --
2015  Lowest contract charge 1.30% Class B          $ 20.89            --               --         --        (2.79)%
      Highest contract charge 1.70% Class B         $ 16.09            --               --         --        (3.19)%
      All contract charges                               --           847         $ 16,490       0.00%          --
2014  Lowest contract charge 1.30% Class B          $ 21.49            --               --         --         3.52%
      Highest contract charge 1.70% Class B         $ 16.62            --               --         --         3.10%
      All contract charges                               --           676         $ 13,571       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 1.30% Class B          $ 22.57            --               --         --       (13.92)%
      Highest contract charge 1.70% Class B         $ 19.61            --               --         --       (14.25)%
      All contract charges                               --           422         $  9,206       0.75%          --

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2017          Lowest contract charge 1.30% Class B                $26.22            --              --          --         7.86%
              Highest contract charge 1.70% Class B               $22.87            --              --          --         7.42%
              All contract charges                                    --           467         $11,781        0.66%          --
2016          Lowest contract charge 1.30% Class B                $24.31            --              --          --        17.55%
              Highest contract charge 1.70% Class B               $21.29            --              --          --        17.11%
              All contract charges                                    --           812         $18,341        1.56%          --
2015          Lowest contract charge 1.30% Class B                $20.68            --              --          --        (6.76)%
              Highest contract charge 1.70% Class B               $18.18            --              --          --        (7.20)%
              All contract charges                                    --           473         $ 9,420        0.74%          --
2014          Lowest contract charge 1.30% Class B                $22.18            --              --          --         3.94%
              Highest contract charge 1.70% Class B               $19.59            --              --          --         3.60%
              All contract charges                                    --           433         $ 9,232        0.50%          --
MULTIMANAGER TECHNOLOGY
2018          Lowest contract charge 0.30% Class B                $19.69            --              --          --         1.97%
              Highest contract charge 1.70% Class B               $27.09            --              --          --         0.56%
              All contract charges                                    --         2,643         $48,902        0.17%          --
2017          Lowest contract charge 0.30% Class B                $19.31            --              --          --        38.72%
              Highest contract charge 1.70% Class B               $26.94            --              --          --        36.75%
              All contract charges                                    --         2,053         $40,447        0.00%          --
2016          Lowest contract charge 1.10% Class B                $10.79            --              --          --         7.68%
              Highest contract charge 1.70% Class B               $19.70            --              --          --         7.12%
              All contract charges                                    --         1,577         $24,376        0.01%          --
2015          Lowest contract charge 1.10% Class B(e)             $10.02            --              --          --         0.20%
              Highest contract charge 1.70% Class B               $18.39            --              --          --         4.49%
              All contract charges                                    --           916         $15,002        0.00%          --
2014          Lowest contract charge 1.20% Class B                $11.97            --              --          --        12.18%
              Highest contract charge 1.70% Class B               $17.60            --              --          --        11.60%
              All contract charges                                    --           499         $ 9,451        0.00%          --
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 9.27            --              --          --       (17.82)%
              Highest contract charge 1.70% Class S               $ 9.13            --              --          --       (18.41)%
              All contract charges                                    --           389         $ 3,617        0.16%          --
2017          Lowest contract charge 1.10% Class S                $11.28            --              --          --        25.33%
              Highest contract charge 1.70% Class S               $11.19            --              --          --        24.61%
              All contract charges                                    --           374         $ 4,253        0.70%          --
2016          Lowest contract charge 1.10% Class S                $ 9.00            --              --          --        (2.91)%
              Highest contract charge 1.70% Class S               $ 8.98            --              --          --        (3.44)%
              All contract charges                                    --           340         $ 3,062        0.69%          --
2015          Lowest contract charge 1.10% Class S(e)             $ 9.27            --              --          --        (7.11)%
              Highest contract charge 1.70% Class S               $ 9.30            --              --          --        (0.21)%
              All contract charges                                    --           259         $ 2,422        1.24%          --
2014          Lowest contract charge 1.20% Class S(a)             $ 9.35            --              --          --        (5.75)%
              Highest contract charge 1.70% Class S(a)            $ 9.32            --              --          --        (6.05)%
              All contract charges                                    --            83         $   766        0.55%          --
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 8.77            --              --          --        (7.78)%
              Highest contract charge 1.70% Class S               $ 8.60            --              --          --        (8.32)%
              All contract charges                                    --           292         $ 2,551        0.00%          --
2017          Lowest contract charge 1.10% Class S                $ 9.51            --              --          --         5.43%
              Highest contract charge 1.70% Class S               $ 9.38            --              --          --         4.80%
              All contract charges                                    --           242         $ 2,291        0.00%          --
2016          Lowest contract charge 1.10% Class S                $ 9.02            --              --          --        (1.74)%
              Highest contract charge 1.70% Class S               $ 8.95            --              --          --        (2.29)%
              All contract charges                                    --           209         $ 1,878        0.00%          --

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.10% Class S(e)          $ 9.18            --              --           --       (8.47)%
      Highest contract charge 1.70% Class S            $ 9.16            --              --           --       (6.63)%
      All contract charges                                 --           167         $ 1,537         0.00%         --
2014  Lowest contract charge 1.20% Class S(a)          $ 9.84            --              --           --       (1.40)%
      Highest contract charge 1.70% Class S(a)         $ 9.81            --              --           --       (1.70)%
      All contract charges                                 --            65         $   631         0.00%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2018  Lowest contract charge 0.30% Advisor Class       $ 5.84            --              --           --      (14.37)%
      Highest contract charge 1.70% Advisor Class      $ 5.67            --              --           --      (15.63)%
      All contract charges                                 --         2,619         $15,406         1.97%         --
2017  Lowest contract charge 0.30% Advisor Class       $ 6.82            --              --           --        1.64%
      Highest contract charge 1.70% Advisor Class      $ 6.72            --              --           --        0.30%
      All contract charges                                 --         2,449         $16,872        10.94%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 6.71            --              --           --       14.51%
      Highest contract charge 1.70% Advisor Class      $ 6.70            --              --           --       12.98%
      All contract charges                                 --         2,581         $17,609         1.02%         --
2015  Lowest contract charge 0.65% Advisor Class       $ 5.03            --              --           --      (26.14)%
      Highest contract charge 1.70% Advisor Class      $ 5.93            --              --           --      (26.97)%
      All contract charges                                 --         2,593         $15,573         4.31%         --
2014  Lowest contract charge 0.65% Advisor Class       $ 6.81            --              --           --      (19.22)%
      Highest contract charge 1.70% Advisor Class      $ 8.12            --              --           --      (20.08)%
      All contract charges                                 --         2,310         $18,954         0.27%         --
PIMCO EMERGING MARKETS BOND PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class       $10.58            --              --           --       (5.87)%
      Highest contract charge 1.70% Advisor Class      $13.14            --              --           --       (6.48)%
      All contract charges                                 --         1,349         $17,164         4.03%         --
2017  Lowest contract charge 1.10% Advisor Class       $11.24            --              --           --        8.60%
      Highest contract charge 1.70% Advisor Class      $14.05            --              --           --        7.91%
      All contract charges                                 --         1,491         $20,429         4.98%         --
2016  Lowest contract charge 1.10% Advisor Class       $10.35            --              --           --       12.01%
      Highest contract charge 1.70% Advisor Class      $13.02            --              --           --       11.38%
      All contract charges                                 --         1,487         $19,107         5.17%         --
2015  Lowest contract charge 1.10% Advisor Class(e)    $ 9.24            --              --           --       (7.51)%
      Highest contract charge 1.70% Advisor Class      $11.69            --              --           --       (4.02)%
      All contract charges                                 --         1,511         $17,647         5.20%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.80            --              --           --        0.20%
      Highest contract charge 1.70% Advisor Class      $12.18            --              --           --       (0.33)%
      All contract charges                                 --         1,607         $19,571         5.14%         --
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
2018  Lowest contract charge 1.10% Advisor Class       $10.02            --              --           --       (5.38)%
      Highest contract charge 1.25% Advisor Class      $ 9.54            --              --           --       (5.54)%
      All contract charges                                 --           416         $ 4,062         6.69%         --
2017  Lowest contract charge 1.10% Advisor Class(e)    $10.59            --              --           --        7.40%
      Highest contract charge 1.25% Advisor Class      $10.10            --              --           --        7.22%
      All contract charges                                 --           322         $ 3,307         2.28%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 9.71            --              --           --        3.63%
      Highest contract charge 1.25% Advisor Class      $ 9.42            --              --           --        2.61%
      All contract charges                                 --           169         $ 1,615         1.40%         --
2015  Lowest contract charge 0.30% Advisor Class       $ 9.37            --              --           --       (4.39)%
      Highest contract charge 1.25% Advisor Class      $ 9.18            --              --           --       (5.36)%
      All contract charges                                 --           102         $   938         1.71%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.70            --              --           --        0.94%
      Highest contract charge 1.25% Advisor Class      $ 9.70            --              --           --        0.94%
      All contract charges                                 --            57         $   553         2.56%         --

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class        $10.00            --              --          --        (6.72)%
      Highest contract charge 1.25% Advisor Class       $10.79            --              --          --        (6.82)%
      All contract charges                                  --           139         $ 1,476        1.59%          --
2017  Lowest contract charge 1.10% Advisor Class        $10.72            --              --          --        12.84%
      Highest contract charge 1.25% Advisor Class       $11.58            --              --          --        12.54%
      All contract charges                                  --           131         $ 1,506        2.22%          --
2016  Lowest contract charge 1.10% Advisor Class(e)     $ 9.50            --              --          --         2.70%
      Highest contract charge 1.25% Advisor Class       $10.29            --              --          --         2.59%
      All contract charges                                  --           124         $ 1,275        2.85%          --
2015  Lowest contract charge 1.20% Advisor Class        $10.04            --              --          --        (1.38)%
      Highest contract charge 1.25% Advisor Class       $10.03            --              --          --        (1.47)%
      All contract charges                                  --            79         $   795        3.28%          --
2014  Lowest contract charge 1.20% Advisor Class        $10.18            --              --          --         3.46%
      Highest contract charge 1.25% Advisor Class       $10.18            --              --          --         3.46%
      All contract charges                                  --            10         $   109        4.02%          --
PIMCO INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class(r)     $10.02            --              --          --         0.00%
      Highest contract charge 1.30% Advisor Class(r)    $10.02            --              --          --         0.00%
      All contract charges                                  --            41         $   415        0.71%          --
PROFUND VP BEAR
2018  Lowest contract charge 1.30% Common Shares        $ 2.39            --              --          --         3.02%
      Highest contract charge 1.65% Common Shares       $ 2.31            --              --          --         2.21%
      All contract charges                                  --            84         $   199        0.00%          --
2017  Lowest contract charge 1.30% Common Shares        $ 2.32            --              --          --       (19.16)%
      Highest contract charge 1.70% Common Shares       $ 2.25            --              --          --       (19.35)%
      All contract charges                                  --            53         $   122        0.00%          --
2016  Lowest contract charge 1.30% Common Shares        $ 2.87            --              --          --       (14.07)%
      Highest contract charge 1.70% Common Shares       $ 2.79            --              --          --       (14.42)%
      All contract charges                                  --            75         $   213        0.00%          --
2015  Lowest contract charge 1.30% Common Shares        $ 3.34            --              --          --        (6.18)%
      Highest contract charge 1.70% Common Shares       $ 3.26            --              --          --        (6.59)%
      All contract charges                                  --            74         $   242        0.00%          --
2014  Lowest contract charge 1.30% Common Shares        $ 3.56            --              --          --       (15.44)%
      Highest contract charge 1.70% Common Shares       $ 3.49            --              --          --       (15.70)%
      All contract charges                                  --            96         $   337        0.00%          --
PROFUND VP BIOTECHNOLOGY
2018  Lowest contract charge 0.65% Common Shares        $30.84            --              --          --        (7.36)%
      Highest contract charge 1.70% Common Shares       $29.69            --              --          --        (8.34)%
      All contract charges                                  --         1,339         $40,876        0.00%          --
2017  Lowest contract charge 0.65% Common Shares        $33.29            --              --          --        21.72%
      Highest contract charge 1.70% Common Shares       $32.39            --              --          --        20.45%
      All contract charges                                  --         1,461         $48,437        0.00%          --
2016  Lowest contract charge 0.65% Common Shares        $27.35            --              --          --       (16.00)%
      Highest contract charge 1.70% Common Shares       $26.89            --              --          --       (16.90)%
      All contract charges                                  --         1,579         $43,361        0.00%          --
2015  Lowest contract charge 0.65% Common Shares        $32.56            --              --          --         2.62%
      Highest contract charge 1.70% Common Shares       $32.36            --              --          --         1.54%
      All contract charges                                  --         1,714         $56,399        0.00%          --
2014  Lowest contract charge 0.65% Common Shares        $31.73            --              --          --        28.88%
      Highest contract charge 1.70% Common Shares       $31.87            --              --          --        27.53%
      All contract charges                                  --         1,244         $40,205        0.00%          --
PUTNAM VT DIVERSIFIED INCOME FUND
2018  Lowest contract charge 0.30% Class B(a)           $10.43            --              --          --        (1.23)%
      Highest contract charge 1.70% Class B             $ 9.78            --              --          --        (2.69)%
      All contract charges                                  --         1,896         $19,124        2.83%          --

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
PUTNAM VT DIVERSIFIED INCOME FUND (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $10.66            --              --          --        5.96%
      Highest contract charge 1.70% Class B       $10.05            --              --          --        5.35%
      All contract charges                            --         1,012         $10,380        5.29%         --
2016  Lowest contract charge 1.10% Class B        $10.06            --              --          --        4.25%
      Highest contract charge 1.70% Class B       $ 9.54            --              --          --        3.70%
      All contract charges                            --           790         $ 7,624        4.76%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --       (3.69)%
      Highest contract charge 1.70% Class B       $ 9.20            --              --          --       (4.07)%
      All contract charges                            --           517         $ 4,815        7.44%         --
2014  Lowest contract charge 1.20% Class B(a)     $ 9.62            --              --          --       (4.09)%
      Highest contract charge 1.70% Class B(a)    $ 9.59            --              --          --       (4.29)%
      All contract charges                            --           209         $ 2,011        0.00%         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2018  Lowest contract charge 0.30% Class B(f)     $11.11            --              --          --       (7.49)%
      Highest contract charge 1.25% Class B       $10.74            --              --          --       (8.44)%
      All contract charges                            --           386         $ 4,155        1.69%         --
2017  Lowest contract charge 1.10% Class B        $11.78            --              --          --       14.15%
      Highest contract charge 1.25% Class B       $11.73            --              --          --       13.88%
      All contract charges                            --           366         $ 4,308        1.21%         --
2016  Lowest contract charge 1.10% Class B        $10.32            --              --          --        5.52%
      Highest contract charge 1.25% Class B       $10.30            --              --          --        5.32%
      All contract charges                            --           205         $ 2,120        1.78%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.78            --              --          --       (4.44)%
      Highest contract charge 1.25% Class B(f)    $ 9.78            --              --          --       (4.50)%
      All contract charges                            --           122         $ 1,198        0.00%         --
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
2018  Lowest contract charge 1.10% Class B        $ 9.39            --              --          --       (8.83)%
      Highest contract charge 1.25% Class B       $ 9.70            --              --          --       (9.01)%
      All contract charges                            --           254         $ 2,427        0.38%         --
2017  Lowest contract charge 1.10% Class B        $10.30            --              --          --        5.86%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        5.65%
      All contract charges                            --           248         $ 2,615        0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 9.73            --              --          --       (0.41)%
      Highest contract charge 1.25% Class B       $10.09            --              --          --       (0.59)%
      All contract charges                            --           214         $ 2,145        3.39%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.77            --              --          --       (2.50)%
      Highest contract charge 1.25% Class B       $10.15            --              --          --       (1.74)%
      All contract charges                            --           161         $ 1,627        0.06%         --
2014  Lowest contract charge 1.20% Class B        $10.34            --              --          --        2.58%
      Highest contract charge 1.25% Class B       $10.33            --              --          --        2.48%
      All contract charges                            --            60         $   623        0.00%         --
PUTNAM VT RESEARCH FUND
2018  Lowest contract charge 1.10% Class B        $12.11            --              --          --       (5.76)%
      Highest contract charge 1.25% Class B       $12.04            --              --          --       (5.94)%
      All contract charges                            --            93         $ 1,128        0.00%         --
2017  Lowest contract charge 1.10% Class B        $12.85            --              --          --       22.03%
      Highest contract charge 1.25% Class B       $12.80            --              --          --       21.79%
      All contract charges                            --            36         $   466        0.53%         --
2016  Lowest contract charge 1.10% Class B        $10.53            --              --          --        8.89%
      Highest contract charge 1.25% Class B       $10.51            --              --          --        8.69%
      All contract charges                            --            11         $   114        1.20%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.67            --              --          --       (6.92)%
      Highest contract charge 1.25% Class B(f)    $ 9.67            --              --          --       (6.98)%
      All contract charges                            --             1         $    15        0.00%         --

                                    FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2018    Lowest contract charge 1.10% Class II         $ 9.30            --              --          --       (8.28)%
        Highest contract charge 1.70% Class II        $ 9.30            --              --          --       (8.82)%
        All contract charges                              --           362         $ 3,429        1.55%         --
2017    Lowest contract charge 1.10% Class II         $10.14            --              --          --       12.54%
        Highest contract charge 1.70% Class II        $10.20            --              --          --       11.84%
        All contract charges                              --           370         $ 3,811        1.34%         --
2016    Lowest contract charge 1.10% Class II         $ 9.01            --              --          --       (1.53)%
        Highest contract charge 1.70% Class II        $ 9.12            --              --          --       (2.15)%
        All contract charges                              --           344         $ 3,153        0.89%         --
2015    Lowest contract charge 1.10% Class II(e)      $ 9.15            --              --          --       (8.04)%
        Highest contract charge 1.70% Class II        $ 9.32            --              --          --       (6.99)%
        All contract charges                              --           388         $ 3,623        0.89%         --
2014    Lowest contract charge 1.20% Class II(a)      $10.05            --              --          --        0.90%
        Highest contract charge 1.70% Class II(a)     $10.02            --              --          --        0.60%
        All contract charges                              --            70         $   705        3.20%         --
SEI VP BALANCED STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.87            --              --          --       (7.84)%
        Highest contract charge 1.25% Class III       $10.47            --              --          --       (8.00)%
        All contract charges                              --           822         $ 8,526        2.07%         --
2017    Lowest contract charge 1.10% Class III        $10.71            --              --          --       10.07%
        Highest contract charge 1.25% Class III       $11.38            --              --          --        9.95%
        All contract charges                              --           804         $ 9,076        1.65%         --
2016    Lowest contract charge 1.10% Class III        $ 9.73            --              --          --        5.65%
        Highest contract charge 1.25% Class III       $10.35            --              --          --        5.50%
        All contract charges                              --           699         $ 7,178        2.31%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.21            --              --          --       (7.34)%
        Highest contract charge 1.25% Class III       $ 9.81            --              --          --       (4.57)%
        All contract charges                              --           518         $ 5,081        1.82%         --
2014    Lowest contract charge 1.20% Class III        $10.29            --              --          --        2.69%
        Highest contract charge 1.25% Class III       $10.28            --              --          --        2.59%
        All contract charges                              --           221         $ 2,275        4.62%         --
SEI VP CONSERVATIVE STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.98            --              --          --       (3.29)%
        Highest contract charge 1.25% Class III       $10.23            --              --          --       (3.49)%
        All contract charges                              --         1,081         $11,040        1.54%         --
2017    Lowest contract charge 1.10% Class III        $10.32            --              --          --        3.72%
        Highest contract charge 1.25% Class III       $10.60            --              --          --        3.52%
        All contract charges                              --         1,112         $11,784        1.63%         --
2016    Lowest contract charge 1.10% Class III        $ 9.95            --              --          --        2.58%
        Highest contract charge 1.25% Class III       $10.24            --              --          --        2.50%
        All contract charges                              --         1,183         $12,090        1.60%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.70            --              --          --       (2.81)%
        Highest contract charge 1.25% Class III       $ 9.99            --              --          --       (1.77)%
        All contract charges                              --           881         $ 8,809        1.84%         --
2014    Lowest contract charge 1.20% Class III        $10.18            --              --          --        1.80%
        Highest contract charge 1.25% Class III       $10.17            --              --          --        1.70%
        All contract charges                              --           501         $ 5,089        2.65%         --
SEI VP MARKET GROWTH STRATEGY FUND
2018    Lowest contract charge 0.30% Class III        $11.16            --              --          --       (8.37)%
        Highest contract charge 1.25% Class III       $10.62            --              --          --       (9.23)%
        All contract charges                              --           661         $ 6,916        1.93%         --
2017    Lowest contract charge 0.30% Class III        $12.18            --              --          --       13.41%
        Highest contract charge 1.25% Class III       $11.70            --              --          --       12.28%
        All contract charges                              --           665         $ 7,668        1.44%         --

                                    FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
SEI VP MARKET GROWTH STRATEGY FUND (CONTINUED)
2016  Lowest contract charge 0.30% Class III       $10.74            --              --          --         7.08%
      Highest contract charge 1.25% Class III      $10.42            --              --          --         6.11%
      All contract charges                             --           726         $ 7,488        2.09%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.14            --              --          --        (8.05)%
      Highest contract charge 1.25% Class III      $ 9.82            --              --          --        (4.84)%
      All contract charges                             --           683         $ 6,695        1.27%          --
2014  Lowest contract charge 1.20% Class III       $10.33            --              --          --         2.58%
      Highest contract charge 1.25% Class III      $10.32            --              --          --         2.48%
      All contract charges                             --           475         $ 4,911        3.68%          --
SEI VP MARKET PLUS STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.05            --              --          --       (11.22)%
      Highest contract charge 1.25% Class III      $11.00            --              --          --       (11.43)%
      All contract charges                             --           243         $ 2,604        1.97%          --
2017  Lowest contract charge 1.10% Class III       $11.32            --              --          --        17.06%
      Highest contract charge 1.25% Class III      $12.42            --              --          --        16.95%
      All contract charges                             --           170         $ 2,072        1.46%          --
2016  Lowest contract charge 1.10% Class III       $ 9.67            --              --          --         6.97%
      Highest contract charge 1.25% Class III      $10.62            --              --          --         6.73%
      All contract charges                             --           170         $ 1,780        1.99%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.04            --              --          --        (9.05)%
      Highest contract charge 1.25% Class III      $ 9.95            --              --          --        (4.97)%
      All contract charges                             --           151         $ 1,497        0.97%          --
2014  Lowest contract charge 1.20% Class III       $10.48            --              --          --         3.05%
      Highest contract charge 1.25% Class III      $10.47            --              --          --         2.95%
      All contract charges                             --            94         $   992        3.52%          --
SEI VP MODERATE STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.12            --              --          --        (5.07)%
      Highest contract charge 1.25% Class III      $10.70            --              --          --        (5.23)%
      All contract charges                             --           829         $ 8,698        1.91%          --
2017  Lowest contract charge 1.10% Class III       $10.66            --              --          --         6.81%
      Highest contract charge 1.25% Class III      $11.29            --              --          --         6.61%
      All contract charges                             --           764         $ 8,448        1.41%          --
2016  Lowest contract charge 1.10% Class III       $ 9.98            --              --          --         4.83%
      Highest contract charge 1.25% Class III      $10.59            --              --          --         4.75%
      All contract charges                             --         1,177         $12,143        2.18%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.52            --              --          --        (4.42)%
      Highest contract charge 1.25% Class III      $10.11            --              --          --        (2.51)%
      All contract charges                             --           827         $ 8,277        2.42%          --
2014  Lowest contract charge 1.20% Class III       $10.38            --              --          --         3.80%
      Highest contract charge 1.25% Class III      $10.37            --              --          --         3.70%
      All contract charges                             --           407         $ 4,222        5.07%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO
2018  Lowest contract charge 0.30% Class II        $12.55            --              --          --        (9.97)%
      Highest contract charge 1.25% Class II       $11.94            --              --          --       (10.83)%
      All contract charges                             --           945         $10,746        1.93%          --
2017  Lowest contract charge 0.30% Class II        $13.94            --              --          --        15.40%
      Highest contract charge 1.25% Class II       $13.39            --              --          --        14.25%
      All contract charges                             --           598         $ 7,729        1.64%          --
2016  Lowest contract charge 1.10% Class II        $10.72            --              --          --        17.54%
      Highest contract charge 1.25% Class II       $11.72            --              --          --        17.43%
      All contract charges                             --           399         $ 4,568        2.14%          --
2015  Lowest contract charge 1.10% Class II(e)     $ 9.12            --              --          --        (8.62)%
      Highest contract charge 1.25% Class II       $ 9.98            --              --          --        (8.27)%
      All contract charges                             --           243         $ 2,411        1.72%          --

                                    FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)
2014     Lowest contract charge 1.20% Class II       $10.89            --               --         --         5.83%
         Highest contract charge 1.25% Class II      $10.88            --               --         --         5.73%
         All contract charges                            --           164         $  1,783       1.73%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2018     Lowest contract charge 1.30% Class 2        $10.38            --               --         --       (16.96)%
         Highest contract charge 1.70% Class 2       $10.01            --               --         --       (17.20)%
         All contract charges                            --         1,137         $ 11,687       0.88%          --
2017     Lowest contract charge 1.30% Class 2        $12.50            --               --         --        38.58%
         Highest contract charge 1.70% Class 2       $12.09            --               --         --        38.01%
         All contract charges                            --         1,142         $ 14,129       0.83%          --
2016     Lowest contract charge 1.30% Class 2        $ 9.02            --               --         --        15.94%
         Highest contract charge 1.70% Class 2       $ 8.76            --               --         --        15.42%
         All contract charges                            --         1,707         $ 15,135       0.67%          --
2015     Lowest contract charge 1.30% Class 2        $ 7.78            --               --         --       (20.61)%
         Highest contract charge 1.70% Class 2       $ 7.59            --               --         --       (20.94)%
         All contract charges                            --           975         $  7,529       2.07%          --
2014     Lowest contract charge 1.30% Class 2        $ 9.80            --               --         --        (9.59)%
         Highest contract charge 1.70% Class 2       $ 9.60            --               --         --        (9.94)%
         All contract charges                            --           840         $  8,173       1.50%          --
TEMPLETON FOREIGN VIP FUND
2018     Lowest contract charge 1.30% Class 2        $11.09            --               --         --       (16.55)%
         Highest contract charge 1.70% Class 2       $10.69            --               --         --       (16.87)%
         All contract charges                            --           577         $  6,346       2.68%          --
2017     Lowest contract charge 1.30% Class 2        $13.29            --               --         --        15.16%
         Highest contract charge 1.70% Class 2       $12.86            --               --         --        14.72%
         All contract charges                            --           656         $  8,632       2.60%          --
2016     Lowest contract charge 1.30% Class 2        $11.54            --               --         --         5.77%
         Highest contract charge 1.70% Class 2       $11.21            --               --         --         5.36%
         All contract charges                            --           733         $  8,376       1.93%          --
2015     Lowest contract charge 1.30% Class 2        $10.91            --               --         --        (7.70)%
         Highest contract charge 1.70% Class 2       $10.64            --               --         --        (8.04)%
         All contract charges                            --           881         $  9,525       3.50%          --
2014     Lowest contract charge 1.30% Class 2        $11.82            --               --         --       (12.25)%
         Highest contract charge 1.70% Class 2       $11.57            --               --         --       (12.68)%
         All contract charges                            --           822         $  9,632       1.84%          --
TEMPLETON GLOBAL BOND VIP FUND
2018     Lowest contract charge 0.30% Class 2        $10.30            --               --         --         1.58%
         Highest contract charge 1.70% Class 2       $11.91            --               --         --         0.25%
         All contract charges                            --        11,252         $130,384       0.00%          --
2017     Lowest contract charge 0.30% Class 2        $10.14            --               --         --         1.71%
         Highest contract charge 1.70% Class 2       $11.88            --               --         --         0.17%
         All contract charges                            --        11,567         $134,443       0.00%          --
2016     Lowest contract charge 0.30% Class 2        $ 9.97            --               --         --         2.57%
         Highest contract charge 1.70% Class 2       $11.86            --               --         --         1.19%
         All contract charges                            --        11,575         $135,069       0.00%          --
2015     Lowest contract charge 0.30% Class 2        $ 9.72            --               --         --        (4.61)%
         Highest contract charge 1.70% Class 2       $11.72            --               --         --        (5.94)%
         All contract charges                            --        12,105         $140,275       7.88%          --
2014     Lowest contract charge 0.65% Class 2        $11.40            --               --         --         1.24%
         Highest contract charge 1.70% Class 2       $12.46            --               --         --         0.08%
         All contract charges                            --        10,783         $133,761       4.98%          --
TEMPLETON GROWTH VIP FUND
2018     Lowest contract charge 1.30% Class 2        $13.74            --               --         --       (15.96)%
         Highest contract charge 1.70% Class 2       $13.25            --               --         --       (16.30)%
         All contract charges                            --           102         $  1,381       1.97%          --

                                    FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2017  Lowest contract charge 1.30% Class 2             $16.35            --              --          --        17.04%
      Highest contract charge 1.70% Class 2            $15.83            --              --          --        16.48%
      All contract charges                                 --           121         $ 1,961        1.63%          --
2016  Lowest contract charge 1.30% Class 2             $13.97            --              --          --         8.13%
      Highest contract charge 1.70% Class 2            $13.59            --              --          --         7.77%
      All contract charges                                 --           135         $ 1,868        2.04%          --
2015  Lowest contract charge 1.30% Class 2             $12.92            --              --          --        (7.65)%
      Highest contract charge 1.70% Class 2            $12.61            --              --          --        (8.02)%
      All contract charges                                 --           149         $ 1,915        2.60%          --
2014  Lowest contract charge 1.30% Class 2             $13.99            --              --          --        (4.11)%
      Highest contract charge 1.70% Class 2            $13.71            --              --          --        (4.53)%
      All contract charges                                 --           154         $ 2,144        1.33%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.30% Class S             $ 5.19            --              --          --       (28.61)%
      Highest contract charge 1.70% Class S            $ 5.79            --              --          --       (29.73)%
      All contract charges                                 --         2,882         $16,799        0.00%          --
2017  Lowest contract charge 0.30% Class S             $ 7.27            --              --          --        (2.15)%
      Highest contract charge 1.70% Class S            $ 8.24            --              --          --        (3.63)%
      All contract charges                                 --         3,140         $26,029        0.00%          --
2016  Lowest contract charge 0.30% Class S             $ 7.43            --              --          --        42.88%
      Highest contract charge 1.70% Class S            $ 8.55            --              --          --        41.09%
      All contract charges                                 --         3,507         $30,064        0.37%          --
2015  Lowest contract charge 0.30% Class S             $ 5.20            --              --          --       (33.84)%
      Highest contract charge 1.70% Class S            $ 6.06            --              --          --       (34.77)%
      All contract charges                                 --         3,188         $19,463        0.03%          --
2014  Lowest contract charge 0.65% Class S             $ 8.24            --              --          --       (19.92)%
      Highest contract charge 1.70% Class S            $ 9.29            --              --          --       (20.73)%
      All contract charges                                 --         3,170         $29,728        0.00%          --
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2018  Lowest contract charge 1.10% Initial Class       $ 9.34            --              --          --        (7.25)%
      Highest contract charge 1.25% Initial Class      $ 9.12            --              --          --        (7.32)%
      All contract charges                                 --           108         $   994        7.08%          --
2017  Lowest contract charge 1.10% Initial Class       $10.07            --              --          --        11.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --        10.94%
      All contract charges                                 --            94         $   940        2.13%          --
2016  Lowest contract charge 1.10% Initial Class       $ 9.07            --              --          --         5.22%
      Highest contract charge 1.25% Initial Class      $ 8.87            --              --          --         5.09%
      All contract charges                                 --            85         $   756        0.00%          --
2015  Lowest contract charge 1.10% Initial Class(e)    $ 8.62            --              --          --       (12.22)%
      Highest contract charge 1.25% Initial Class      $ 8.44            --              --          --       (14.23)%
      All contract charges                                 --            69         $   576        4.71%          --
2014  Lowest contract charge 1.20% Initial Class       $ 9.84            --              --          --         1.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --         1.03%
      All contract charges                                 --            33         $   320        0.76%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on September 22, 2014.
  (c)Units were made available on February 23, 2015.
  (d)Units were made available on March 27, 2015.
  (e)Units were made available on May 26, 2015.
  (f)Units were made available on July 20, 2015.
  (g)Units were made available on February 22, 2016.
  (h)Units were made available on May 19, 2017.
  (i)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (j)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-267

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (l)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (m)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (n)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (o)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (p)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (q)Units were made available on November 20, 2017.
  (r)Units were made available on October 22, 2018.
  (s)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
  (t)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.
  (u)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
  (v)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
  (w)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
  (x)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate
     Fund due to a substitution on October 22, 2018.
  (y)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
  (z)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
 (aa)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
 (ab)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
 (ac)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
 (ad)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.
 (ae)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
 (af)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.
 (ag)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
 (ah)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
 (ai)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
 (aj)Units were made available on November 02, 2018.
 (ak)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-268

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (a)(iv)Fourth Amendment dated as of August 1, 2015 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 2-30070), filed
                       April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4
                       (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

                (e)(i) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Data Pages (ICC15RC15ADP-E), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(b) Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(c) Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(d) Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(e) Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15),
                   incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(f) Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13),
                   incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(g) Form of Guaranteed Minimum Income Benefit Rider
                   (ICC16GMIBRC15B), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 01 RC15B E), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              5(b) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 02 RC15B E), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

     6.       Depositor's Certificate of Incorporation and By-Laws.

              (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

     7.       Reinsurance Contracts. Not applicable.

     8.       Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15,2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated, May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

            (a)(b)(vix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

             (a)(b)(vx)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

            (a)(b)(vxi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

              (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(ix) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

              (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iv) Amendment No. 4, effective May 1, 2012 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, effective October 1, 2014 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-202147) filed on February 18, 2015.

              (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(i) Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(ii) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (d)(iii) Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182976) filed on April 24, 2014.

              (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

              (e)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

              (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (f)(iv)Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(vi)Amendment No. 6 dated April 28, 2017 to the Fund
                       Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (q) Participation Agreement dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

              Set forth below is the subsidiary chart for the Holding Company:

              (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2019, is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed April 16, 2019.

Item 27. Number of Contractowners

              As of March 31, 2019, there were 171 Qualified Contract owners and 51 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA(Chubb) and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Account 301.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York on the 17th day of April, 2019.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 17th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Thomas Burberl  Kristi A. Matus           Karima Silvent
Gerald Harlin   Mark Pearson              George Stansfield
Daniel G. Kaye  Bertrand Poupart-Lafarge  Charles G.T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 17, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b